JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT G

Annual Report

To

Contract Owners

December 31, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two -year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ADVISOR PREFERRED

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)

American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)

Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)

Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JOHN HANCOCK FUNDS

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)1

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PRO FUNDS

ProFunds - ProFund VP Asia 30 (PROA30)1

ProFunds - ProFund Access VP High Yield (PROAHY)1

ProFunds - ProFund VP Biotechnology (PROBIO)1

ProFunds - ProFund VP Bull (PROBL)1

ProFunds - ProFund VP Materials (PROBM)

ProFunds - ProFund VP Banks (PROBNK)1

ProFunds - ProFund VP Bear (PROBR)1

ProFunds - ProFund VP Consumer Staples (PROCG)

ProFunds - ProFund VP Consumer Discretionary (PROCS)

ProFunds - ProFund VP Europe 30 (PROE30)1

ProFunds - ProFund VP Emerging Markets (PROEM)1

ProFunds - ProFund VP Financials (PROFIN)1

ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)1

ProFunds - ProFund VP Government Money Market (PROGMM)1

ProFunds - ProFund VP U.S. Government Plus (PROGVP)1

ProFunds - ProFund VP Health Care (PROHC)1

ProFunds - ProFund VP Industrials (PROIND)1

ProFunds - ProFund VP International (PROINT)1

ProFunds - ProFund VP Japan (PROJP)1

ProFunds - ProFund VP Large-Cap Growth (PROLCG)1

ProFunds - ProFund VP Large-Cap Value (PROLCV)1

ProFunds - ProFund VP Mid-Cap (PROMC)1

ProFunds - ProFund VP Mid-Cap Growth (PROMCG)1

ProFunds - ProFund VP Mid-Cap Value (PROMCV)1

ProFunds - ProFund VP Nasdaq-100 (PRON)1

ProFunds - ProFund VP Internet (PRONET)1

ProFunds - ProFund VP Energy (PROOG)

ProFunds - ProFund VP Pharmaceuticals (PROPHR)1

ProFunds - ProFund VP Precious Metals (PROPM)1

ProFunds - ProFund VP Real Estate (PRORE)1

ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)1

ProFunds - ProFund VP Small-Cap (PROSC)1

ProFunds - ProFund VP Small-Cap Growth (PROSCG)1

ProFunds - ProFund VP Semiconductor (PROSCN)1

ProFunds - ProFund VP Small-Cap Value (PROSCV)1

ProFunds - ProFund VP Short Emerging Markets (PROSEM)1

ProFunds - ProFund VP Short International (PROSIN)1

ProFunds - ProFund VP Short Mid-Cap (PROSMC)1

ProFunds - ProFund VP Short Nasdaq-100 (PROSN)1

ProFunds - ProFund VP Short Small-Cap (PROSSC)1

ProFunds - ProFund VP Technology (PROTEC)1

ProFunds - ProFund VP Communication Services (PROTEL)

ProFunds - ProFund VP UltraBull (PROUB)1

ProFunds - ProFund VP UltraMid-Cap (PROUMC)1

ProFunds - ProFund VP UltraNasdaq-100 (PROUN)1

ProFunds - ProFund VP UltraSmall-Cap (PROUSC)1

ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)1

ProFunds - ProFund VP Utilities (PROUTL)1

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)

Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

RUSSELL INVESTMENTS

Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)

Russell Investment Funds - International Developed Markets Fund (RLVIDM)

Russell Investment Funds - Balanced Strategy Fund (RLVLBS)

Russell Investment Funds - Equity Growth Strategy Fund (RLVLEG)

Russell Investment Funds - Moderate Strategy Fund (RLVLMS)

Russell Investment Funds - Strategic Bond Fund (RLVSB)

Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)

Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from February 3, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)

Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from February 23, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 2, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 5, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 8, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust – NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 12, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 22, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 13, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 27, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 29, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from August 25, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from September 1, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 6, 2024 (inception) to December 31, 2024.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 14, 2024 (inception) to December 31, 2024.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares (GVBMNS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 1, 2024 (inception) to December 31, 2024.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares (GVBJJS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period July 9, 2024 (inception) to December 31, 2024.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares (GVBMSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period September 20, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period October 25, 2024 (inception) to December 31, 2024.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)

New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)

New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)

New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)

New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ABSCGB	109,644	$1,264,472	$1,035,035	$-	$1,035,035	$-	$1,035,035	$1,035,035	$-	$1,035,035
ABTGB	103,298	3,386,059	3,388,190	-	3,388,190	2	3,388,188	3,388,188	-	3,388,188
ALVDAB	18,704	197,326	181,799	-	181,799	1	181,798	181,798	-	181,798
ALVGIA	717,936	21,876,930	22,744,198	-	22,744,198	-	22,744,198	22,744,198	-	22,744,198
ALVIVB	75,125	1,089,137	1,131,377	-	1,131,377	1	1,131,376	1,131,376	-	1,131,376
ALVSVB	471,321	8,198,789	8,493,208	-	8,493,208	-	8,493,208	8,471,296	21,912	8,493,208
APTGBS	1,016,971	25,948,903	27,051,442	-	27,051,442	1	27,051,441	27,035,545	15,896	27,051,441
AASCO	872	20,534	15,537	-	15,537	-	15,537	15,537	-	15,537
ALCAI2	333,146	28,664,237	38,601,609	-	38,601,609	-	38,601,609	38,600,876	733	38,601,609
ALCGI2	125,072	8,933,309	11,155,192	-	11,155,192	2	11,155,190	11,155,190	-	11,155,190
ALMGI2	318,466	6,020,845	6,496,707	-	6,496,707	1	6,496,706	6,496,706	-	6,496,706
SVDF	164,626	4,057,948	3,978,999	-	3,978,999	2	3,978,997	3,978,997	-	3,978,997
SVOF	26,127	674,794	701,778	2	701,780	-	701,780	701,780	-	701,780
AAEIP3	808,288	9,338,132	11,542,350	-	11,542,350	1	11,542,349	11,530,690	11,659	11,542,349
AAGEA2	712,913	9,483,089	10,964,602	-	10,964,602	-	10,964,602	10,961,791	2,811	10,964,602
ABEAA2	1,848,393	19,672,186	20,609,586	-	20,609,586	-	20,609,586	20,609,586	-	20,609,586
ACEAA2	465,160	4,618,718	4,744,631	-	4,744,631	-	4,744,631	4,744,631	-	4,744,631
AGEAA2	880,508	9,905,582	10,874,272	-	10,874,272	-	10,874,272	10,874,272	-	10,874,272
ARLPE3	48,900	643,449	649,392	-	649,392	1	649,391	649,391	-	649,391
AUGEA2	363,586	3,602,421	3,759,484	-	3,759,484	-	3,759,484	3,759,484	-	3,759,484
AMVAA4	3,244,646	79,616,383	82,446,454	-	82,446,454	-	82,446,454	82,446,454	-	82,446,454
AMVBC4	3,962,354	56,052,449	64,744,861	-	64,744,861	-	64,744,861	64,742,448	2,413	64,744,861
AMVBD4	9,313,704	87,483,932	84,475,300	-	84,475,300	1	84,475,299	84,450,327	24,972	84,475,299
AMVCB4	1,831,181	20,970,780	22,633,400	1	22,633,401	-	22,633,401	22,633,401	-	22,633,401
AMVGB4	321,005	3,269,569	3,007,819	-	3,007,819	-	3,007,819	3,007,819	-	3,007,819
AMVGG4	798,101	26,245,776	28,675,777	1	28,675,778	-	28,675,778	28,663,411	12,367	28,675,778
AMVGI4	930,791	53,072,484	62,493,323	1	62,493,324	-	62,493,324	62,439,860	53,464	62,493,324
AMVGR4	1,032,234	100,155,824	126,324,783	-	126,324,783	-	126,324,783	126,289,289	35,494	126,324,783
AMVGS4	390,976	6,421,938	6,650,507	-	6,650,507	-	6,650,507	6,650,507	-	6,650,507
AMVGW4	1,482,276	19,438,814	22,352,715	-	22,352,715	2	22,352,713	22,352,713	-	22,352,713
AMVHI4	2,707,953	27,679,098	27,269,091	1	27,269,092	-	27,269,092	27,255,826	13,266	27,269,092
AMVI4	1,123,069	21,986,454	19,608,786	-	19,608,786	1	19,608,785	19,608,785	-	19,608,785
AMVIG4	2,288,496	21,377,897	22,289,952	-	22,289,952	2	22,289,950	22,288,468	1,482	22,289,950
AMVM4	2,455,560	22,719,337	21,756,261	-	21,756,261	1	21,756,260	21,756,260	-	21,756,260
AMVNW4	3,214,450	86,300,240	83,897,140	-	83,897,140	-	83,897,140	83,888,646	8,494	83,897,140
AMVUA4	2,229,319	21,937,898	21,044,772	1	21,044,773	-	21,044,773	21,044,773	-	21,044,773
AVPAP2	1,145,674	14,655,193	14,641,717	-	14,641,717	-	14,641,717	14,641,717	-	14,641,717

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AVRBP2	186,727	2,038,710	2,182,837	-	2,182,837	1	2,182,836	2,182,836	-	2,182,836
AVRGP2	3,324	40,047	43,846	-	43,846	-	43,846	43,846	-	43,846
AVRIP2	4,394	45,000	35,940	-	35,940	-	35,940	35,940	-	35,940
PIHYB2	147,902	1,231,537	1,242,375	-	1,242,375	1	1,242,374	1,242,374	-	1,242,374
PIVB2	3,475,093	33,903,675	32,631,127	-	32,631,127	1	32,631,126	32,631,126	-	32,631,126
PIVEI2	296,281	4,141,916	3,946,464	-	3,946,464	-	3,946,464	3,946,464	-	3,946,464
PIVF2	898,021	15,383,897	16,882,798	-	16,882,798	1	16,882,797	16,882,797	-	16,882,797
PIVMV2	520,902	5,726,826	5,865,357	-	5,865,357	-	5,865,357	5,865,357	-	5,865,357
PIVSI2	1,312,260	12,008,799	11,587,254	-	11,587,254	2	11,587,252	11,587,252	-	11,587,252
BRVCA3	1,715	13,840	11,988	-	11,988	-	11,988	11,988	-	11,988
BRVED3	2,274,728	25,216,269	23,930,142	1	23,930,143	-	23,930,143	23,930,143	-	23,930,143
BRVHY3	5,892,233	40,328,888	40,656,410	257,101	40,913,511	-	40,913,511	40,913,511	-	40,913,511
BRVTR3	3,998,697	39,941,153	39,187,228	131,672	39,318,900	-	39,318,900	39,297,402	21,498	39,318,900
BVLCC3	465,711	10,790,511	11,600,853	-	11,600,853	1	11,600,852	11,596,930	3,922	11,600,852
BVLCV3	1,033,787	10,055,276	9,800,301	1	9,800,302	-	9,800,302	9,800,302	-	9,800,302
BVLFG3	932,001	17,375,937	20,830,218	-	20,830,218	-	20,830,218	20,830,218	-	20,830,218
MLVGA3	1,962,531	26,487,524	25,297,026	-	25,297,026	1	25,297,025	25,297,025	-	25,297,025
DSIF	631,055	42,097,820	50,332,984	1	50,332,985	-	50,332,985	50,332,985	-	50,332,985
DSRG	169,171	7,875,185	9,390,697	-	9,390,697	1	9,390,696	9,390,696	-	9,390,696
DVSCS	1,977,604	39,866,796	38,345,747	1	38,345,748	-	38,345,748	38,342,157	3,591	38,345,748
CVN1IF	20,927	3,404,561	3,400,789	1	3,400,790	-	3,400,790	3,400,790	-	3,400,790
CVSBF	4,062,840	9,876,109	10,969,667	-	10,969,667	-	10,969,667	10,969,667	-	10,969,667
CLVGT2	1,195,139	29,337,166	33,774,631	-	33,774,631	-	33,774,631	33,773,955	676	33,774,631
CLVLV1	428,464	16,014,870	18,719,586	-	18,719,586	-	18,719,586	18,705,630	13,956	18,719,586
CLVSI2	2,962,804	10,422,100	10,814,236	1	10,814,237	-	10,814,237	10,814,237	-	10,814,237
CLVSV1	231,058	9,126,538	9,087,521	1	9,087,522	-	9,087,522	9,082,896	4,626	9,087,522
CSCRS	218,970	4,012,258	3,937,074	-	3,937,074	-	3,937,074	3,937,074	-	3,937,074
DWVSVS	234,253	8,910,615	9,428,687	1	9,428,688	-	9,428,688	9,391,611	37,077	9,428,688
DFVEA	7,194,851	98,611,783	114,110,335	1	114,110,336	-	114,110,336	114,074,753	35,583	114,110,336
DFVGB	12,838,892	132,428,846	125,050,807	-	125,050,807	-	125,050,807	124,985,702	65,105	125,050,807
DFVGMI	5,969,427	85,553,373	97,600,128	3	97,600,131	-	97,600,131	97,600,131	-	97,600,131
DFVIS	6,376,197	77,222,542	73,900,124	-	73,900,124	-	73,900,124	73,865,010	35,114	73,900,124
DFVIV	10,752,881	137,951,761	146,776,819	-	146,776,819	1	146,776,818	146,666,139	110,679	146,776,818
DFVSTF	14,384,036	145,807,976	144,847,238	1	144,847,239	-	144,847,239	144,699,913	147,326	144,847,239
DFVULV	5,891,661	179,862,620	191,773,570	-	191,773,570	-	191,773,570	191,645,285	128,285	191,773,570
DFVUTV	7,706,455	162,772,362	173,934,681	-	173,934,681	1	173,934,680	173,751,801	182,879	173,934,680
ETVFR	5,286,892	45,274,981	45,520,143	1	45,520,144	-	45,520,144	45,514,755	5,389	45,520,144

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHIB	1,956,982	10,555,828	11,115,658	1	11,115,659	-	11,115,659	11,113,093	2,566	11,115,659
FVK2S	90,157	1,411,274	1,599,379	-	1,599,379	-	1,599,379	1,599,379	-	1,599,379
FVU2	1,106,993	10,623,853	11,280,260	-	11,280,260	1	11,280,259	11,280,259	-	11,280,259
FB2	2,530,686	54,290,450	59,951,950	1	59,951,951	-	59,951,951	59,716,555	235,396	59,951,951
FC2	1,196,765	61,308,257	66,420,475	-	66,420,475	-	66,420,475	66,415,532	4,943	66,420,475
FDCA2	6,011	77,628	114,870	-	114,870	-	114,870	114,870	-	114,870
FDSCS2	1,820,617	29,892,974	34,209,398	1	34,209,399	-	34,209,399	34,206,738	2,661	34,209,399
FEI2	679,040	16,847,979	17,315,527	1	17,315,528	-	17,315,528	17,306,220	9,308	17,315,528
FEMS2	301,960	3,782,320	3,463,478	1	3,463,479	-	3,463,479	3,463,479	-	3,463,479
FG2	1,051,712	104,550,005	97,535,787	-	97,535,787	-	97,535,787	97,459,550	76,237	97,535,787
FGI2	519,866	14,227,289	15,299,663	-	15,299,663	1	15,299,662	15,299,662	-	15,299,662
FGO2	653,287	37,624,595	52,491,629	-	52,491,629	1	52,491,628	52,477,509	14,119	52,491,628
FHI2	8,871,105	41,826,604	39,653,839	-	39,653,839	-	39,653,839	39,653,839	-	39,653,839
FIGBP2	12,138,756	139,104,753	128,913,594	-	128,913,594	-	128,913,594	128,845,151	68,443	128,913,594
FMC2	591,820	21,062,282	20,997,761	2	20,997,763	-	20,997,763	20,997,763	-	20,997,763
FNRS2	714,711	18,686,431	17,889,215	-	17,889,215	-	17,889,215	17,889,215	-	17,889,215
FO2	315,125	7,803,659	7,925,386	-	7,925,386	2	7,925,384	7,925,384	-	7,925,384
FRESS2	344,530	5,824,165	5,950,040	1	5,950,041	-	5,950,041	5,950,041	-	5,950,041
FV2	1,241,751	22,931,053	22,984,820	-	22,984,820	1	22,984,819	22,984,819	-	22,984,819
FVF202	1,379	15,517	14,626	1	14,627	-	14,627	14,627	-	14,627
FVF602	89,704	950,093	930,230	-	930,230	1	930,229	930,229	-	930,229
FVF702	169	1,997	2,233	-	2,233	-	2,233	2,233	-	2,233
FVFI2	202,796	2,283,980	2,226,702	-	2,226,702	1	2,226,701	2,226,701	-	2,226,701
FVFRHI	2,620,692	26,728,093	25,997,263	-	25,997,263	-	25,997,263	25,997,263	-	25,997,263
FVICA2	1,928,200	40,031,812	43,326,661	1	43,326,662	-	43,326,662	43,322,610	4,052	43,326,662
FVSIS2	4,436,004	48,356,977	46,888,559	-	46,888,559	1	46,888,558	46,854,009	34,549	46,888,558
FVSS2	665,893	11,100,409	10,474,504	1	10,474,505	-	10,474,505	10,474,505	-	10,474,505
FVTV2	2,416	30,482	29,833	-	29,833	1	29,832	29,832	-	29,832
FEOVF	1,565,953	38,139,880	36,658,956	-	36,658,956	1	36,658,955	36,647,835	11,120	36,658,955
FTVGI2	549,341	7,107,440	6,251,504	-	6,251,504	-	6,251,504	6,249,350	2,154	6,251,504
FTVGR2	421,899	5,054,554	5,176,701	-	5,176,701	-	5,176,701	5,176,701	-	5,176,701
FTVIS2	1,331,318	20,313,691	19,117,730	1	19,117,731	-	19,117,731	19,117,731	-	19,117,731
FTVMS2	131,412	2,069,493	2,153,837	-	2,153,837	1	2,153,836	2,153,836	-	2,153,836
FTVRD2	678,162	18,393,291	19,042,803	1	19,042,804	-	19,042,804	19,042,804	-	19,042,804
FTVSI2	1,017,234	9,008,141	9,104,244	-	9,104,244	-	9,104,244	9,104,244	-	9,104,244
FTVUG2	835,956	8,557,192	8,510,029	-	8,510,029	-	8,510,029	8,510,029	-	8,510,029
GVBJJS	92,219	1,027,273	985,821	-	985,821	-	985,821	985,821	-	985,821

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVBMNS	11,754	130,761	121,651	-	121,651	-	121,651	121,651	-	121,651
GVBMSS	25,186	291,739	261,681	-	261,681	-	261,681	261,681	-	261,681
GVMSA	627,113	5,671,919	5,568,761	-	5,568,761	-	5,568,761	5,567,212	1,549	5,568,761
GVFRB	1,155,155	28,950,594	28,798,011	-	28,798,011	-	28,798,011	28,798,011	-	28,798,011
GVR2XS	12,717	2,258,053	2,050,691	-	2,050,691	1	2,050,690	2,050,690	-	2,050,690
GVRUGM	70,207	70,206	70,207	-	70,207	-	70,207	70,207	-	70,207
GVTRBE	6,776,786	104,014,853	96,772,508	-	96,772,508	2	96,772,506	96,705,716	66,790	96,772,506
RAF	60,648	785,135	781,145	-	781,145	-	781,145	781,145	-	781,145
RBF	20,448	1,603,557	1,530,140	-	1,530,140	-	1,530,140	1,530,140	-	1,530,140
RBKF	13,646	1,574,607	1,587,114	-	1,587,114	-	1,587,114	1,587,114	-	1,587,114
RBMF	18,111	1,921,406	1,777,763	-	1,777,763	2	1,777,761	1,777,761	-	1,777,761
RCPF	14,463	1,068,586	1,016,435	2	1,016,437	-	1,016,437	1,016,437	-	1,016,437
RELF	22,226	5,529,321	5,208,741	-	5,208,741	2	5,208,739	5,208,739	-	5,208,739
RENF	13,180	3,193,441	3,163,156	1	3,163,157	-	3,163,157	3,163,157	-	3,163,157
RESF	6,423	2,223,807	1,945,006	-	1,945,006	1	1,945,005	1,945,005	-	1,945,005
RFSF	34,056	4,016,218	3,928,311	1	3,928,312	-	3,928,312	3,928,312	-	3,928,312
RHCF	31,285	2,737,818	2,473,372	-	2,473,372	-	2,473,372	2,473,372	-	2,473,372
RHYS	83,297	6,704,793	6,663,732	-	6,663,732	-	6,663,732	6,663,732	-	6,663,732
RINF	11,114	1,135,303	1,165,071	1	1,165,072	-	1,165,072	1,165,072	-	1,165,072
RJNF	24,897	2,770,508	2,869,130	-	2,869,130	-	2,869,130	2,869,130	-	2,869,130
RLCE	977	123,871	115,884	-	115,884	-	115,884	115,884	-	115,884
RLCJ	5,550	439,546	422,420	-	422,420	-	422,420	422,420	-	422,420
RLF	15,999	2,060,940	2,013,892	-	2,013,892	1	2,013,891	2,013,241	650	2,013,891
RMED	1,347	313,591	318,793	-	318,793	-	318,793	318,793	-	318,793
RMEK	4,528	323,953	346,735	-	346,735	-	346,735	346,735	-	346,735
RNF	92,910	19,581,538	19,780,618	-	19,780,618	1	19,780,617	19,780,617	-	19,780,617
ROF	410,407	34,608,865	35,319,587	1	35,319,588	-	35,319,588	35,319,588	-	35,319,588
RPMF	110,009	4,632,057	4,427,862	-	4,427,862	-	4,427,862	4,427,862	-	4,427,862
RREF	13,330	536,676	502,404	-	502,404	1	502,403	502,403	-	502,403
RRF	3,384	438,802	442,164	-	442,164	1	442,163	442,163	-	442,163
RTEC	34,274	7,363,829	7,290,698	-	7,290,698	-	7,290,698	7,290,698	-	7,290,698
RTEL	50,796	3,339,365	3,229,632	-	3,229,632	1	3,229,631	3,229,631	-	3,229,631
RTF	33,247	16,305,896	16,079,772	-	16,079,772	1	16,079,771	16,079,771	-	16,079,771
RTRF	18,748	1,624,694	1,687,541	1	1,687,542	-	1,687,542	1,687,542	-	1,687,542
RUF	24,439	562,074	558,678	1	558,679	-	558,679	558,679	-	558,679
RUGB	60,087	1,086,834	1,091,177	-	1,091,177	1	1,091,176	1,091,176	-	1,091,176
RUTL	140,570	5,311,100	5,262,949	-	5,262,949	-	5,262,949	5,262,949	-	5,262,949

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RVARS	212,171	5,485,059	5,036,945	-	5,036,945	-	5,036,945	5,035,496	1,449	5,036,945
RVCMD	76,988	6,871,018	6,848,104	-	6,848,104	1	6,848,103	6,848,103	-	6,848,103
RVF	502,280	97,061,875	93,318,617	-	93,318,617	1	93,318,616	93,318,616	-	93,318,616
RVIDD	16,660	479,490	507,787	2	507,789	-	507,789	507,789	-	507,789
RVIMC	2,094	71,543	62,660	1	62,661	-	62,661	62,661	-	62,661
RVISC	16,684	444,925	455,474	-	455,474	-	455,474	455,474	-	455,474
RVLCG	131,413	7,524,593	7,335,454	-	7,335,454	-	7,335,454	7,335,454	-	7,335,454
RVLCV	41,796	2,656,141	2,527,826	-	2,527,826	-	2,527,826	2,527,826	-	2,527,826
RVLDD	23,525	5,431,099	5,400,028	-	5,400,028	1	5,400,027	5,400,027	-	5,400,027
RVMCG	93,928	3,667,898	3,588,046	-	3,588,046	-	3,588,046	3,588,046	-	3,588,046
RVMCV	25,999	1,406,886	1,314,241	-	1,314,241	-	1,314,241	1,314,241	-	1,314,241
RVMFU	324,869	5,739,089	5,373,334	-	5,373,334	1	5,373,333	5,373,333	-	5,373,333
RVSCG	56,323	3,083,627	2,976,667	-	2,976,667	-	2,976,667	2,976,667	-	2,976,667
RVSCV	39,403	3,366,497	3,341,021	-	3,341,021	1	3,341,020	3,340,729	291	3,341,020
RVSDL	51,022	2,715,859	2,729,145	-	2,729,145	-	2,729,145	2,729,145	-	2,729,145
RVWDL	5,718	212,598	206,595	-	206,595	-	206,595	206,595	-	206,595
SBLP	140,488	3,408,396	3,486,911	-	3,486,911	1	3,486,910	3,486,910	-	3,486,910
ACC1	564,319	11,320,113	11,692,693	-	11,692,693	-	11,692,693	11,642,881	49,812	11,692,693
ACGI	152,727	3,079,943	3,092,729	-	3,092,729	-	3,092,729	3,092,729	-	3,092,729
AVGI	26,579	778,148	893,587	-	893,587	-	893,587	881,483	12,104	893,587
AVHY1	1,434,630	6,853,212	6,843,185	1	6,843,186	-	6,843,186	6,843,186	-	6,843,186
AVIE	94,554	3,111,574	3,169,449	-	3,169,449	1	3,169,448	3,169,448	-	3,169,448
IN1BD2	129,933	1,235,499	1,275,947	-	1,275,947	-	1,275,947	1,275,947	-	1,275,947
IN1BJ2	51,174	639,346	602,833	-	602,833	-	602,833	602,833	-	602,833
IN1BM2	210,748	2,121,442	2,073,765	-	2,073,765	-	2,073,765	2,073,765	-	2,073,765
IN1BS2	147,168	1,659,983	1,589,419	-	1,589,419	-	1,589,419	1,589,419	-	1,589,419
IS5D2	254,402	2,713,547	2,930,710	-	2,930,710	1	2,930,709	2,930,709	-	2,930,709
IS5J2	184,113	2,285,137	2,354,801	1	2,354,802	-	2,354,802	2,354,802	-	2,354,802
IS5M2	494,172	5,078,551	5,648,390	-	5,648,390	-	5,648,390	5,648,390	-	5,648,390
IS5S2	227,362	2,447,460	2,557,821	-	2,557,821	1	2,557,820	2,557,820	-	2,557,820
IVAVS2	113	2,050	1,962	-	1,962	-	1,962	1,962	-	1,962
IVBRA2	982,436	8,334,616	8,124,743	-	8,124,743	-	8,124,743	8,124,743	-	8,124,743
IVCPB2	298,683	1,736,338	1,678,598	-	1,678,598	-	1,678,598	1,678,598	-	1,678,598
IVCPBI	6,468,837	37,392,761	36,872,369	-	36,872,369	-	36,872,369	36,867,209	5,160	36,872,369
IVDDI	470,105	11,723,284	12,166,322	-	12,166,322	1	12,166,321	12,166,321	-	12,166,321
IVGMMI	409,782,632	409,782,631	409,782,632	-	409,782,632	3	409,782,629	409,363,325	419,304	409,782,629
IVGS1	1,232,739	12,670,845	12,610,915	-	12,610,915	-	12,610,915	12,604,317	6,598	12,610,915

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVHS	152,345	4,502,554	4,111,787	-	4,111,787	-	4,111,787	4,111,787	-	4,111,787
IVKEI1	523,153	9,312,937	9,134,244	-	9,134,244	1	9,134,243	9,134,243	-	9,134,243
IVMCC2	339,733	3,004,645	3,631,741	-	3,631,741	-	3,631,741	3,631,741	-	3,631,741
IVRE	820,079	12,628,961	10,980,864	-	10,980,864	-	10,980,864	10,978,282	2,582	10,980,864
IVT	868,164	17,907,234	20,662,297	-	20,662,297	-	20,662,297	20,656,755	5,542	20,662,297
OVGIS	213,475	4,243,994	4,228,930	-	4,228,930	1	4,228,929	4,228,929	-	4,228,929
OVGSS	284,395	9,783,773	10,994,710	-	10,994,710	1	10,994,709	10,989,625	5,084	10,994,709
OVIGS	3,103,065	5,812,637	6,082,008	1	6,082,009	-	6,082,009	6,082,009	-	6,082,009
OVSBS	473,540	2,113,260	2,093,048	1	2,093,049	-	2,093,049	2,093,049	-	2,093,049
WRASP	666,622	5,954,543	6,192,916	-	6,192,916	1	6,192,915	6,192,915	-	6,192,915
WRBDP	1,390,563	6,398,569	6,466,120	-	6,466,120	1	6,466,119	6,466,119	-	6,466,119
WRBP	495,739	2,974,327	3,053,753	-	3,053,753	-	3,053,753	3,053,753	-	3,053,753
WRENG	304,480	1,602,659	1,424,968	-	1,424,968	-	1,424,968	1,424,968	-	1,424,968
WRGNR	409,218	1,934,344	1,821,022	-	1,821,022	-	1,821,022	1,821,022	-	1,821,022
WRHIP	2,165,150	6,364,696	6,343,890	-	6,343,890	-	6,343,890	6,343,890	-	6,343,890
WRIP	22,305	76,763	81,414	-	81,414	1	81,413	81,413	-	81,413
WRLTBP	571,237	2,649,553	2,684,815	-	2,684,815	-	2,684,815	2,684,815	-	2,684,815
WRMCG	1,513,544	14,956,072	15,029,491	1	15,029,492	-	15,029,492	15,028,235	1,257	15,029,492
WRSTP	331,571	7,389,903	9,645,398	-	9,645,398	-	9,645,398	9,645,398	-	9,645,398
WRVP	427,045	2,034,995	1,998,572	1	1,998,573	-	1,998,573	1,998,573	-	1,998,573
JABIN	1,040,362	46,062,589	53,287,361	-	53,287,361	2	53,287,359	53,287,359	-	53,287,359
JAEI	860,561	66,708,692	72,442,035	2	72,442,037	-	72,442,037	72,441,692	345	72,442,037
JAFBS	2,059,417	25,035,972	22,385,862	-	22,385,862	-	22,385,862	22,385,862	-	22,385,862
JAFRIN	325,533	15,548,112	18,679,077	-	18,679,077	-	18,679,077	18,659,215	19,862	18,679,077
JAGRIN	193,043	12,256,351	14,014,904	1	14,014,905	-	14,014,905	14,014,905	-	14,014,905
JAGSEI	24,209	270,319	278,401	-	278,401	-	278,401	278,401	-	278,401
JAGTS	6,150	89,138	130,132	-	130,132	-	130,132	130,132	-	130,132
JAIG	568,449	23,610,606	24,966,294	1	24,966,295	-	24,966,295	24,956,246	10,049	24,966,295
JARIN	228,194	11,960,748	13,554,716	1	13,554,717	-	13,554,717	13,554,717	-	13,554,717
JMCVIN	1,371,830	23,715,686	25,529,761	1	25,529,762	-	25,529,762	25,523,021	6,741	25,529,762
JHEVTN	2,283,462	22,583,036	21,441,708	2	21,441,710	-	21,441,710	21,441,710	-	21,441,710
LZREMS	669,671	13,976,645	14,498,375	-	14,498,375	-	14,498,375	14,483,256	15,119	14,498,375
LZRGDM	41,950	520,684	545,772	-	545,772	2	545,770	545,770	-	545,770
LZRIES	1,196,861	10,899,738	11,142,779	1	11,142,780	-	11,142,780	11,139,884	2,896	11,142,780
LZRUSM	213,238	3,114,636	3,083,416	-	3,083,416	-	3,083,416	3,080,683	2,733	3,083,416
LPVCAI	166,964	2,747,804	2,422,642	1	2,422,643	-	2,422,643	2,422,643	-	2,422,643
LPVCII	793,466	17,225,169	16,821,482	-	16,821,482	1	16,821,481	16,821,481	-	16,821,481

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LVCLGI	539,877	20,026,332	25,606,362	1	25,606,363	-	25,606,363	25,606,363	-	25,606,363
SBVHY	227,522	1,435,236	1,374,231	-	1,374,231	1	1,374,230	1,374,230	-	1,374,230
SBVSG2	762,368	18,790,365	19,417,524	-	19,417,524	-	19,417,524	19,413,173	4,351	19,417,524
LACB2	1,640,359	12,891,012	13,783,937	1	13,783,938	-	13,783,938	13,783,938	-	13,783,938
LACDV2	1,073,035	8,717,713	9,190,548	1	9,190,549	-	9,190,549	9,190,549	-	9,190,549
LACI2	294,179	3,176,570	3,143,013	-	3,143,013	1	3,143,012	3,143,012	-	3,143,012
LACIPS	1,396,363	12,826,305	12,796,269	-	12,796,269	1	12,796,268	12,786,726	9,542	12,796,268
LACLV2	330,028	6,006,144	6,208,485	-	6,208,485	-	6,208,485	6,208,485	-	6,208,485
LACMV2	134,834	2,584,789	2,650,425	-	2,650,425	-	2,650,425	2,650,425	-	2,650,425
LACU2	572,085	14,839,038	17,363,347	1	17,363,348	-	17,363,348	17,362,675	673	17,363,348
LACV2	436,612	5,186,305	5,339,332	-	5,339,332	-	5,339,332	5,339,332	-	5,339,332
LOVBD	2,189,749	23,359,525	22,773,389	-	22,773,389	1	22,773,388	22,773,388	-	22,773,388
LOVCDG	447,385	7,795,033	8,312,409	-	8,312,409	2	8,312,407	8,312,407	-	8,312,407
LOVGI	99,734	3,799,372	3,981,388	-	3,981,388	-	3,981,388	3,981,388	-	3,981,388
MEGSS	294,398	16,943,123	19,748,251	-	19,748,251	-	19,748,251	19,748,251	-	19,748,251
MNDSC	396,766	3,914,000	4,265,237	-	4,265,237	1	4,265,236	4,265,236	-	4,265,236
MVFSC	694,004	14,749,806	14,581,016	2	14,581,018	-	14,581,018	14,575,187	5,831	14,581,018
MVIGSC	421,301	6,404,428	6,538,594	2	6,538,596	-	6,538,596	6,538,596	-	6,538,596
MGRFV	1,457,756	17,432,187	16,370,596	1	16,370,597	-	16,370,597	16,368,260	2,337	16,370,597
DTRTFY	4,616,649	40,851,049	37,025,527	1	37,025,528	-	37,025,528	37,000,450	25,078	37,025,528
GEM2	260,312	2,806,617	2,806,166	1	2,806,167	-	2,806,167	2,806,167	-	2,806,167
GIG	449,114	5,308,032	5,241,160	-	5,241,160	-	5,241,160	5,241,160	-	5,241,160
GVEXD	37,940,318	375,741,476	433,657,837	-	433,657,837	-	433,657,837	433,657,837	-	433,657,837
GVIXY	10,908,834	113,480,498	114,979,113	2	114,979,115	-	114,979,115	114,979,115	-	114,979,115
MCIFD	2,920,968	55,779,104	59,061,977	2	59,061,979	-	59,061,979	59,018,908	43,071	59,061,979
MSBF	984,309	8,707,529	8,514,270	-	8,514,270	-	8,514,270	8,514,270	-	8,514,270
NVAMVX	179,513	3,253,170	3,175,578	-	3,175,578	-	3,175,578	3,175,578	-	3,175,578
NVBXD	8,341,928	77,247,956	75,327,610	2	75,327,612	-	75,327,612	75,327,612	-	75,327,612
NVDCAP	31,835	449,847	438,999	1	439,000	-	439,000	439,000	-	439,000
NVFIY	556,277	5,247,960	5,123,311	-	5,123,311	1	5,123,310	5,123,310	-	5,123,310
NVGEY	505,517	7,760,987	8,740,382	1	8,740,383	-	8,740,383	8,740,383	-	8,740,383
NVIDMP	123,494	1,035,734	1,160,848	-	1,160,848	-	1,160,848	1,160,848	-	1,160,848
NVLCPY	731,698	7,312,576	7,163,321	-	7,163,321	2	7,163,319	7,163,319	-	7,163,319
NVMIG6	38,118	306,665	288,169	-	288,169	-	288,169	288,169	-	288,169
NVMIVX	316,478	3,622,389	3,642,667	-	3,642,667	1	3,642,666	3,642,666	-	3,642,666
NVMLG1	380,054	3,401,532	3,716,924	-	3,716,924	1	3,716,923	3,716,923	-	3,716,923
NVMMG2	16,092	81,961	102,987	-	102,987	-	102,987	102,987	-	102,987

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMMV1	296,876	2,392,799	2,398,756	-	2,398,756	-	2,398,756	2,398,756	-	2,398,756
NVNSR1	314,141	3,800,082	3,574,927	-	3,574,927	-	3,574,927	3,574,927	-	3,574,927
NVSIXD	13,664,350	115,850,741	119,972,993	-	119,972,993	1	119,972,992	119,960,732	12,260	119,972,992
SAMY	434,559,365	434,559,362	434,559,365	-	434,559,365	-	434,559,365	434,146,343	413,022	434,559,365
TRF	246,331	5,540,523	5,665,621	-	5,665,621	-	5,665,621	5,665,621	-	5,665,621
AMCG	128,046	4,057,520	4,005,272	-	4,005,272	1	4,005,271	4,005,271	-	4,005,271
AMRI	164,087	2,482,293	2,705,789	1	2,705,790	-	2,705,790	2,705,790	-	2,705,790
AMSRS	59,155	1,587,181	2,362,044	-	2,362,044	-	2,362,044	2,362,044	-	2,362,044
AMTB	515,738	5,000,243	4,982,028	-	4,982,028	-	4,982,028	4,982,028	-	4,982,028
NALCV	949	39,843	39,368	1	39,369	-	39,369	39,369	-	39,369
NALG	68,058	1,604,806	1,664,697	-	1,664,697	-	1,664,697	1,664,697	-	1,664,697
NAMG	32,222	1,684,266	1,684,586	-	1,684,586	-	1,684,586	1,684,586	-	1,684,586
NASCV	20,212	888,245	895,396	-	895,396	-	895,396	895,396	-	895,396
NASG	73	2,133	2,135	-	2,135	-	2,135	2,135	-	2,135
NAWEI	5,085	77,241	75,411	-	75,411	-	75,411	75,411	-	75,411
NOTAG1	576	8,581	12,094	-	12,094	-	12,094	12,094	-	12,094
NOTAG2	73,807	1,432,186	1,524,113	-	1,524,113	-	1,524,113	1,524,113	-	1,524,113
NOTB1	11	143	155	-	155	1	154	154	-	154
NOTB2	46,417	608,771	669,803	1	669,804	-	669,804	669,804	-	669,804
NOTBBA	201,063	1,559,083	1,505,960	-	1,505,960	2	1,505,958	1,505,958	-	1,505,958
NOTBE2	92,059	1,189,989	1,286,064	1	1,286,065	-	1,286,065	1,286,065	-	1,286,065
NOTC2	148,492	1,843,009	1,888,820	-	1,888,820	1	1,888,819	1,888,819	-	1,888,819
NOTG1	436,171	4,892,362	5,600,436	1	5,600,437	-	5,600,437	5,600,437	-	5,600,437
NOTG2	109,998	1,851,330	1,420,078	-	1,420,078	-	1,420,078	1,420,078	-	1,420,078
NOTGR1	66,831	1,045,361	1,357,338	1	1,357,339	-	1,357,339	1,357,339	-	1,357,339
NOTGR2	104,990	1,821,345	2,075,656	-	2,075,656	-	2,075,656	2,075,656	-	2,075,656
NOTMD2	114,873	1,568,075	1,679,439	-	1,679,439	-	1,679,439	1,679,439	-	1,679,439
NOTMG1	22,979	258,375	290,455	-	290,455	1	290,454	290,454	-	290,454
NOTMG2	31,079	392,151	422,047	-	422,047	1	422,046	422,046	-	422,046
NOTMR1	14,671	174,026	214,637	-	214,637	-	214,637	214,637	-	214,637
NOVPDI	27,826	440,966	441,876	-	441,876	1	441,875	441,875	-	441,875
NOVPM	47,611	1,355,916	1,434,522	-	1,434,522	1	1,434,521	1,434,521	-	1,434,521
MNCPS	852,336	12,489,481	12,890,391	-	12,890,391	1	12,890,390	12,881,253	9,137	12,890,390
PMUBAM	1,782,900	15,977,724	15,582,548	-	15,582,548	1	15,582,547	15,582,547	-	15,582,547
PMVAAA	1,911,148	17,318,317	16,798,988	-	16,798,988	2	16,798,986	16,798,724	262	16,798,986
PMVAAI	73,649	726,452	659,159	-	659,159	-	659,159	659,159	-	659,159
PMVEBA	1,817,966	19,163,021	19,343,160	1	19,343,161	-	19,343,161	19,341,217	1,944	19,343,161

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVFBA	652,554	4,834,461	4,613,559	1	4,613,560	-	4,613,560	4,613,560	-	4,613,560
PMVFHA	4,520,858	44,923,668	45,208,579	-	45,208,579	-	45,208,579	45,201,607	6,972	45,208,579
PMVGBA	361,244	3,427,971	3,337,897	-	3,337,897	-	3,337,897	3,337,897	-	3,337,897
PMVHYA	6,307,266	45,005,359	45,664,605	-	45,664,605	-	45,664,605	45,634,941	29,664	45,664,605
PMVID	21,006,899	214,459,962	207,758,232	-	207,758,232	-	207,758,232	207,691,775	66,457	207,758,232
PMVLDA	2,966,143	28,421,826	28,593,619	-	28,593,619	1	28,593,618	28,583,711	9,907	28,593,618
PMVLGA	2,133,825	16,450,526	15,512,911	1	15,512,912	-	15,512,912	15,506,606	6,306	15,512,912
PMVRRA	2,027,016	25,315,418	23,330,954	-	23,330,954	1	23,330,953	23,326,807	4,146	23,330,953
PMVRSA	2,281,731	12,704,901	12,435,432	-	12,435,432	-	12,435,432	12,427,362	8,070	12,435,432
PMVTRA	16,117,361	160,863,026	145,700,946	-	145,700,946	1	145,700,945	145,473,845	227,100	145,700,945
PVGCBA	370,123	3,189,975	3,245,976	1	3,245,977	-	3,245,977	3,245,977	-	3,245,977
PVGDAA	218	1,932	1,546	-	1,546	-	1,546	1,546	-	1,546
PVGMAA	407,319	3,730,946	4,077,259	-	4,077,259	-	4,077,259	4,073,068	4,191	4,077,259
PVSTA	8,357,064	85,300,152	86,244,901	-	86,244,901	-	86,244,901	86,235,188	9,713	86,244,901
PROA30	36,450	1,539,176	1,431,372	-	1,431,372	-	1,431,372	1,431,372	-	1,431,372
PROAHY	176,781	4,414,301	4,407,143	-	4,407,143	1	4,407,142	4,405,730	1,412	4,407,142
PROBIO	47,937	2,096,579	1,947,212	-	1,947,212	-	1,947,212	1,927,328	19,884	1,947,212
PROBL	363,324	21,826,772	21,247,215	-	21,247,215	-	21,247,215	21,247,215	-	21,247,215
PROBM	33,082	3,024,019	2,770,248	-	2,770,248	1	2,770,247	2,770,247	-	2,770,247
PROBNK	34,235	1,134,334	1,118,465	-	1,118,465	-	1,118,465	1,118,465	-	1,118,465
PROBR	55,197	679,039	607,164	1	607,165	-	607,165	607,165	-	607,165
PROCG	47,582	1,581,472	1,514,529	1	1,514,530	-	1,514,530	1,514,530	-	1,514,530
PROCS	77,265	5,351,439	5,716,831	-	5,716,831	1	5,716,830	5,702,055	14,775	5,716,830
PROE30	20,857	551,244	534,565	-	534,565	-	534,565	534,565	-	534,565
PROEM	125,953	4,126,256	3,783,630	1	3,783,631	-	3,783,631	3,765,873	17,758	3,783,631
PROFIN	191,775	9,565,438	10,179,435	-	10,179,435	1	10,179,434	10,178,490	944	10,179,434
PROFUD	14,468	208,024	200,095	1	200,096	-	200,096	200,096	-	200,096
PROGMM	3,120,091	3,120,091	3,120,091	-	3,120,091	1	3,120,090	3,112,733	7,357	3,120,090
PROGVP	15,129	172,142	162,183	-	162,183	1	162,182	162,182	-	162,182
PROHC	55,219	3,690,546	3,545,588	-	3,545,588	1	3,545,587	3,544,124	1,463	3,545,587
PROIND	70,700	6,469,288	6,263,993	-	6,263,993	-	6,263,993	6,263,993	-	6,263,993
PROINT	16,449	342,374	329,637	-	329,637	-	329,637	329,637	-	329,637
PROJP	30,457	1,989,147	2,069,827	-	2,069,827	1	2,069,826	2,069,826	-	2,069,826
PROLCG	156,400	10,365,029	10,605,455	-	10,605,455	-	10,605,455	10,539,420	66,035	10,605,455
PROLCV	76,511	3,833,714	3,723,806	-	3,723,806	-	3,723,806	3,723,806	-	3,723,806
PROMC	73,777	1,411,194	1,330,942	-	1,330,942	1	1,330,941	1,330,941	-	1,330,941
PROMCG	17,864	737,189	712,403	-	712,403	-	712,403	712,403	-	712,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROMCV	20,381	930,812	897,160	-	897,160	2	897,158	897,158	-	897,158
PRON	1,023,406	63,377,285	64,454,091	-	64,454,091	-	64,454,091	64,454,091	-	64,454,091
PRONET	114,754	2,658,415	3,060,479	-	3,060,479	1	3,060,478	3,053,928	6,550	3,060,478
PROOG	135,654	5,825,357	5,550,948	1	5,550,949	-	5,550,949	5,550,949	-	5,550,949
PROPHR	33,458	1,103,627	1,059,631	-	1,059,631	1	1,059,630	1,059,630	-	1,059,630
PROPM	117,326	3,339,886	3,069,259	1	3,069,260	-	3,069,260	3,055,557	13,703	3,069,260
PRORE	60,445	3,049,668	2,828,231	-	2,828,231	-	2,828,231	2,828,231	-	2,828,231
PRORRO	67,362	1,921,914	1,951,470	-	1,951,470	2	1,951,468	1,951,468	-	1,951,468
PROSC	112,769	4,269,809	4,174,721	-	4,174,721	-	4,174,721	4,174,721	-	4,174,721
PROSCG	120,511	3,824,948	3,711,730	-	3,711,730	1	3,711,729	3,711,729	-	3,711,729
PROSCN	775,644	35,350,545	39,332,882	-	39,332,882	1	39,332,881	39,315,512	17,369	39,332,881
PROSCV	83,998	3,839,932	3,780,761	1	3,780,762	-	3,780,762	3,780,762	-	3,780,762
PROSEM	42	862	877	-	877	-	877	877	-	877
PROSIN	2,863	67,853	70,938	2	70,940	-	70,940	70,940	-	70,940
PROSMC	2,889	17,827	18,088	-	18,088	1	18,087	18,087	-	18,087
PROSN	23,760	238,846	226,904	1	226,905	-	226,905	226,905	-	226,905
PROSSC	77,145	1,514,692	1,512,048	-	1,512,048	-	1,512,048	1,512,048	-	1,512,048
PROTEC	100,840	7,672,718	7,777,800	-	7,777,800	-	7,777,800	7,707,973	69,827	7,777,800
PROTEL	73,668	3,603,931	3,726,844	3	3,726,847	-	3,726,847	3,726,847	-	3,726,847
PROUB	426,027	17,544,037	18,042,244	-	18,042,244	-	18,042,244	18,042,244	-	18,042,244
PROUMC	33,965	1,518,159	1,384,086	-	1,384,086	-	1,384,086	1,384,086	-	1,384,086
PROUN	444,008	19,619,991	19,372,065	-	19,372,065	-	19,372,065	19,372,065	-	19,372,065
PROUSC	173,353	2,861,227	2,628,031	-	2,628,031	1	2,628,030	2,628,030	-	2,628,030
PROUSN	14,241	296,647	318,579	-	318,579	-	318,579	318,579	-	318,579
PROUTL	220,152	10,109,579	9,829,803	-	9,829,803	-	9,829,803	9,829,803	-	9,829,803
PVAGIB	270,363	1,671,207	1,676,251	-	1,676,251	-	1,676,251	1,676,251	-	1,676,251
PVDIB	544,614	2,614,467	2,516,118	-	2,516,118	1	2,516,117	2,516,117	-	2,516,117
PVEIB	2,098,020	61,250,348	68,017,799	-	68,017,799	1	68,017,798	68,016,635	1,163	68,017,798
PVHYB	2,151,631	11,665,782	12,135,198	-	12,135,198	-	12,135,198	12,135,198	-	12,135,198
PVIB	679,113	6,213,777	5,446,489	-	5,446,489	1	5,446,488	5,446,488	-	5,446,488
PVIGIB	758,018	8,787,264	9,126,542	-	9,126,542	-	9,126,542	9,120,382	6,160	9,126,542
PVNOB	82,566	3,541,461	3,987,925	1	3,987,926	-	3,987,926	3,987,926	-	3,987,926
ROCMC	589,976	5,060,880	5,752,263	-	5,752,263	-	5,752,263	5,752,263	-	5,752,263
ROCSC	1,243,076	11,390,861	11,709,779	-	11,709,779	-	11,709,779	11,709,779	-	11,709,779
RLVGRE	24,174	354,771	320,787	2	320,789	-	320,789	320,789	-	320,789
RLVIDM	11,563	129,070	136,094	1	136,095	-	136,095	136,095	-	136,095
RLVLBS	30,686	297,373	300,413	-	300,413	-	300,413	300,413	-	300,413

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RLVLEG	9,053	80,999	90,714	-	90,714	1	90,713	90,713	-	90,713
RLVSB	24,263	248,377	205,746	-	205,746	-	205,746	205,746	-	205,746
RLVUSC	2,608	38,637	36,254	-	36,254	-	36,254	36,254	-	36,254
RLVUSE	14,969	262,998	317,333	1	317,334	-	317,334	317,334	-	317,334
TRBCG2	2,113,161	93,859,194	119,076,602	-	119,076,602	1	119,076,601	118,982,538	94,063	119,076,601
TREI2	785,321	22,507,764	22,161,752	-	22,161,752	-	22,161,752	22,089,728	72,024	22,161,752
TRHS2	525,906	27,641,383	25,043,661	-	25,043,661	-	25,043,661	25,035,215	8,446	25,043,661
TRLT2	4,016,520	18,701,027	18,757,148	1	18,757,149	-	18,757,149	18,757,149	-	18,757,149
TRMCG2	107,405	3,022,708	2,855,892	-	2,855,892	1	2,855,891	2,855,891	-	2,855,891
TAVV	204,796	4,695,389	4,190,128	-	4,190,128	-	4,190,128	4,190,128	-	4,190,128
VVGGS	907,229	8,696,551	8,464,450	-	8,464,450	-	8,464,450	8,335,488	128,962	8,464,450
VWBF	334,355	2,546,488	2,434,107	1	2,434,108	-	2,434,108	2,434,108	-	2,434,108
VWEM	1,435,381	13,501,391	13,162,444	-	13,162,444	-	13,162,444	13,139,730	22,714	13,162,444
VWHA	216,279	5,974,886	5,445,894	-	5,445,894	-	5,445,894	5,445,894	-	5,445,894
VVB	10,025,085	236,482,756	248,321,353	-	248,321,353	4	248,321,349	248,034,251	287,098	248,321,349
VVCA	1,791,028	44,878,335	44,650,324	2	44,650,326	-	44,650,326	44,650,326	-	44,650,326
VVCG	1,819,876	81,604,113	92,704,501	-	92,704,501	1	92,704,500	92,704,500	-	92,704,500
VVDV	4,187,119	63,315,677	69,715,534	2	69,715,536	-	69,715,536	69,705,173	10,363	69,715,536
VVEI	11,345,342	267,553,442	284,314,263	1	284,314,264	-	284,314,264	284,219,077	95,187	284,314,264
VVEIX	7,845,304	436,689,906	565,960,215	-	565,960,215	1	565,960,214	565,387,957	572,257	565,960,214
VVG	6,444,390	164,662,638	216,789,270	-	216,789,270	3	216,789,267	216,750,521	38,746	216,789,267
VVGBI	1,486,355	28,203,126	27,363,789	-	27,363,789	-	27,363,789	27,363,789	-	27,363,789
VVHGB	67,285,698	767,873,366	703,808,400	3	703,808,403	-	703,808,403	703,120,330	688,073	703,808,403
VVHYB	10,621,734	75,486,715	78,600,833	1	78,600,834	-	78,600,834	78,551,734	49,100	78,600,834
VVI	6,926,791	197,763,450	177,325,852	1	177,325,853	-	177,325,853	177,059,477	266,376	177,325,853
VVMA	1,637,338	48,649,823	50,348,146	-	50,348,146	-	50,348,146	50,348,146	-	50,348,146
VVMCI	8,079,300	191,585,680	216,848,400	-	216,848,400	2	216,848,398	216,737,133	111,265	216,848,398
VVREI	9,591,131	119,319,055	112,599,879	-	112,599,879	1	112,599,878	112,512,057	87,821	112,599,878
VVSCG	1,612,900	29,886,567	31,467,688	-	31,467,688	2	31,467,686	31,372,758	94,928	31,467,686
VVSTC	32,690,645	341,003,924	340,636,519	-	340,636,519	1	340,636,518	340,235,896	400,622	340,636,518
VVTISI	8,178,863	175,192,536	174,864,093	-	174,864,093	1	174,864,092	174,703,822	160,270	174,864,092
VVTSM	11,011,434	515,711,028	618,402,147	-	618,402,147	2	618,402,145	617,955,371	446,774	618,402,145
VRVDIA	110,800	1,553,548	1,401,619	1	1,401,620	-	1,401,620	1,401,620	-	1,401,620
VRVDRA	486,183	10,120,260	10,195,253	-	10,195,253	-	10,195,253	10,195,253	-	10,195,253
VRVNMA	1,169,461	10,395,245	9,963,810	-	9,963,810	2	9,963,808	9,963,808	-	9,963,808

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ABSCGB	ABTGB	ALVDAB	ALVGIA	ALVIVB	ALVSVB	APTGBS	AASCO
Reinvested dividends	$-	-	1,925	324,816	26,997	57,632	1,809,424	61
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(80)

Net investment income (loss)	-	-	1,925	324,816	26,997	57,632	1,809,424	(19)

Realized gain (loss) on investments	(9,604)	(154,331)	(3,661)	322,477	20,626	(874,332)	2,843,108	(228)
Change in unrealized gain (loss) on investments	173,203	341,341	19,499	1,196,478	12,957	1,256,729	293,644	1,397

Net gain (loss) on investments	163,599	187,010	15,838	1,518,955	33,583	382,397	3,136,752	1,169

Reinvested capital gains	-	10,332	-	771,617	-	454,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$163,599	197,342	17,763	2,615,388	60,580	894,179	4,946,176	1,150

Investment Activity*:	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	AAEIP3	AAGEA2	ABEAA2
Reinvested dividends	$-	-	-	-	342	397,398	137,112	353,487
Mortality and expense risk charges (note 2)	(3,440)	(134)	(1,137)	(2,147)	-	-	-	-

Net investment income (loss)	(3,440)	(134)	(1,137)	(2,147)	342	397,398	137,112	353,487

Realized gain (loss) on investments	765,463	366,672	682,238	(502,214)	(36,355)	793,936	314,385	100,140
Change in unrealized gain (loss) on investments	10,023,671	2,673,245	168,863	1,142,128	64,037	1,870,066	778,199	1,241,566

Net gain (loss) on investments	10,789,134	3,039,917	851,101	639,914	27,682	2,664,002	1,092,584	1,341,706

Reinvested capital gains	-	-	-	-	71,586	319,524	158,807	189,487

Net increase (decrease) in contract owners’ equity resulting from operations	$10,785,694	3,039,783	849,964	637,767	99,610	3,380,924	1,388,503	1,884,680

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ACEAA2	AGEAA2	ARLPE3	AUGEA2	AMVAA4	AMVBC4	AMVBD4	AMVCB4
Reinvested dividends	$108,141	159,167	53,271	76,461	1,486,336	865,899	3,305,536	688,844
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	108,141	159,167	53,271	76,461	1,486,336	865,899	3,305,536	688,844

Realized gain (loss) on investments	(15,273)	273,902	(12,797)	(195,033)	468,052	1,240,691	(2,969,486)	110,471
Change in unrealized gain (loss) on investments	133,836	614,785	64,577	361,218	5,097,600	7,153,271	418,702	1,192,336

Net gain (loss) on investments	118,563	888,687	51,780	166,185	5,565,652	8,393,962	(2,550,784)	1,302,807

Reinvested capital gains	-	219,030	-	22,171	2,859,221	463,840	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$226,704	1,266,884	105,051	264,817	9,911,209	9,723,701	754,752	1,991,651

Investment Activity*:	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4	AMVI4
Reinvested dividends	$59,054	386,951	547,583	192,534	52,010	329,559	1,642,278	205,997
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	59,054	386,951	547,583	192,534	52,010	329,559	1,642,278	205,997

Realized gain (loss) on investments	(437,241)	(1,065,464)	2,212,271	(500,740)	29,046	(397,092)	1,057,160	(141,693)
Change in unrealized gain (loss) on investments	261,490	3,170,064	6,809,330	28,083,516	(200,503)	2,728,550	(627,358)	674,692

Net gain (loss) on investments	(175,751)	2,104,600	9,021,601	27,582,776	(171,457)	2,331,458	429,802	532,999

Reinvested capital gains	-	797,947	2,615,191	2,640,904	226,004	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(116,697)	3,289,498	12,184,375	30,416,214	106,557	2,661,017	2,072,080	738,996

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	AVRGP2	AVRIP2
Reinvested dividends	$527,601	945,507	990,255	809,663	156,554	33,414	182	481
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	527,601	945,507	990,255	809,663	156,554	33,414	182	481

Realized gain (loss) on investments	(1,179,657)	(828,757)	869,654	(194,982)	(54,420)	(81,409)	-	(33)
Change in unrealized gain (loss) on investments	1,163,149	(51,956)	2,680,473	(507,706)	702,744	296,577	8,161	(605)

Net gain (loss) on investments	(16,508)	(880,713)	3,550,127	(702,688)	648,324	215,168	8,161	(638)

Reinvested capital gains	-	-	390,074	-	102,637	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,093	64,794	4,930,456	106,975	907,515	248,582	8,343	(157)

Investment Activity*:	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVCA3	BRVED3
Reinvested dividends	$64,302	1,267,543	95,942	58,894	111,446	474,381	-	568,856
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	64,302	1,267,543	95,942	58,894	111,446	474,381	-	568,856

Realized gain (loss) on investments	97,568	(1,158,727)	(553,282)	1,225,952	(186,554)	(845,425)	-	(901,851)
Change in unrealized gain (loss) on investments	(91,218)	744,775	61,934	407,055	234,147	743,993	(1,508)	865,881

Net gain (loss) on investments	6,350	(413,952)	(491,348)	1,633,007	47,593	(101,432)	(1,508)	(35,970)

Reinvested capital gains	-	-	932,022	525,940	389,237	-	4,409	1,815,314

Net increase (decrease) in contract owners’ equity resulting from operations	$70,652	853,591	536,616	2,217,841	548,276	372,949	2,901	2,348,200

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	BRVHY3	BRVTR3	BVLCC3	BVLCV3	BVLFG3	MLVGA3	DSIF	DSRG
Reinvested dividends	$3,116,791	1,666,356	45,300	129,646	-	369,053	575,396	42,767
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(98,457)	(56)

Net investment income (loss)	3,116,791	1,666,356	45,300	129,646	-	369,053	476,939	42,711

Realized gain (loss) on investments	1,757,717	(2,280,321)	979,104	229,421	2,349,911	(345,705)	1,280,047	(262,531)
Change in unrealized gain (loss) on investments	(1,623,277)	1,147,785	163,499	(326,675)	1,257,098	225,592	5,750,093	1,910,138

Net gain (loss) on investments	134,440	(1,132,536)	1,142,603	(97,254)	3,607,009	(120,113)	7,030,140	1,647,607

Reinvested capital gains	-	-	1,061,668	1,366,253	1,559,447	1,999,253	3,162,935	50,913

Net increase (decrease) in contract owners’ equity resulting from operations	$3,251,231	533,820	2,249,571	1,398,645	5,166,456	2,248,193	10,670,014	1,741,231

Investment Activity*:	DVSCS	CVN1IF	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1	CSCRS
Reinvested dividends	$402,784	1,586	187,141	-	-	449,656	-	123,832
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	402,784	1,586	187,141	-	-	449,656	-	123,832

Realized gain (loss) on investments	290,055	902	24,054	3,392,431	1,010,169	137,855	574,010	(716,359)
Change in unrealized gain (loss) on investments	(1,158,320)	(3,772)	1,282,306	935,043	1,429,652	(135,808)	(198,297)	779,274

Net gain (loss) on investments	(868,265)	(2,870)	1,306,360	4,327,474	2,439,821	2,047	375,713	62,915

Reinvested capital gains	789,093	31,179	192,812	2,397,136	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$323,612	29,895	1,686,313	6,724,610	2,439,821	451,703	375,713	186,747

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF	DFVULV
Reinvested dividends	$93,727	2,089,664	6,069,415	2,611,556	2,580,029	5,932,417	6,779,462	3,904,932
Mortality and expense risk charges (note 2)	-	(368,032)	(309,781)	(321,983)	(206,354)	(429,431)	(410,274)	(557,060)

Net investment income (loss)	93,727	1,721,632	5,759,634	2,289,573	2,373,675	5,502,986	6,369,188	3,347,872

Realized gain (loss) on investments	160,062	4,122,555	(866,201)	1,836,506	587,378	3,603,312	924,860	10,106,237
Change in unrealized gain (loss) on investments	286,108	6,909,806	1,166,779	5,203,130	(2,534,843)	(3,447,299)	(381,208)	(10,508,439)

Net gain (loss) on investments	446,170	11,032,361	300,578	7,039,636	(1,947,465)	156,013	543,652	(402,202)

Reinvested capital gains	352,060	1,320,995	-	557,684	2,017,745	3,061,729	-	19,674,524

Net increase (decrease) in contract owners’ equity resulting from operations	$891,957	14,074,988	6,060,212	9,886,893	2,443,955	8,720,728	6,912,840	22,620,194

Investment Activity*:	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2	FDCA2
Reinvested dividends	$2,410,488	3,721,108	767,517	12,860	227,460	939,211	16,111	52
Mortality and expense risk charges (note 2)	(491,225)	-	(20)	-	-	-	-	-

Net investment income (loss)	1,919,263	3,721,108	767,497	12,860	227,460	939,211	16,111	52

Realized gain (loss) on investments	6,078,444	(491,148)	(396,682)	53,483	(52,214)	(429,821)	3,211,259	406
Change in unrealized gain (loss) on investments	(6,965,051)	244,803	324,443	157,985	1,320,031	5,456,372	3,897,741	18,165

Net gain (loss) on investments	(886,607)	(246,345)	(72,239)	211,468	1,267,817	5,026,551	7,109,000	18,571

Reinvested capital gains	11,742,348	-	-	59,972	-	1,684,864	7,733,422	4,603

Net increase (decrease) in contract owners’ equity resulting from operations	$12,775,004	3,474,763	695,258	284,300	1,495,277	7,650,626	14,858,533	23,226

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FDSCS2	FEI2	FEMS2	FG2	FGI2	FGO2	FHI2	FIGBP2
Reinvested dividends	$265,444	272,792	36,587	-	184,274	-	2,670,499	4,163,185
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	265,444	272,792	36,587	-	184,274	-	2,670,499	4,163,185

Realized gain (loss) on investments	(163,157)	(78,564)	(27,389)	9,777,191	347,275	(2,377,325)	317,832	(2,736,748)
Change in unrealized gain (loss) on investments	3,057,471	708,038	(318,842)	(12,227,352)	714,583	16,617,704	(2,119,560)	484,912

Net gain (loss) on investments	2,894,314	629,474	(346,231)	(2,450,161)	1,061,858	14,240,379	(1,801,728)	(2,251,836)

Reinvested capital gains	191,867	1,003,284	-	20,587,217	973,459	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,351,625	1,905,550	(309,644)	18,137,056	2,219,591	14,240,379	868,771	1,911,349

Investment Activity*:	FMC2	FNRS2	FO2	FRESS2	FV2	FVF202	FVF602	FVF702
Reinvested dividends	$71,568	381,865	119,361	241,545	266,360	509	17,889	36
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	71,568	381,865	119,361	241,545	266,360	509	17,889	36

Realized gain (loss) on investments	(496,074)	585,192	547,819	(984,830)	576,173	-	(438)	-
Change in unrealized gain (loss) on investments	424,916	(383,257)	(482,666)	1,043,029	(1,016,287)	239	63,169	180

Net gain (loss) on investments	(71,158)	201,935	65,153	58,199	(440,114)	239	62,731	180

Reinvested capital gains	2,624,104	-	380,636	-	2,281,977	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,624,514	583,800	565,150	299,744	2,108,223	748	80,620	216

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FVFI2	FVFRHI	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF	FTVGI2
Reinvested dividends	$79,372	1,724,205	259,013	1,629,662	79,452	531	654,169	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	79,372	1,724,205	259,013	1,629,662	79,452	531	654,169	-

Realized gain (loss) on investments	(242,722)	317,570	176,656	(569,605)	134,649	-	(624,840)	(129,136)
Change in unrealized gain (loss) on investments	272,641	(639,963)	2,220,726	1,380,654	(963,133)	1,855	2,059,151	(714,549)

Net gain (loss) on investments	29,919	(322,393)	2,397,382	811,049	(828,484)	1,855	1,434,311	(843,685)

Reinvested capital gains	1,378	-	-	-	1,350,075	277	258,589	-

Net increase (decrease) in contract owners’ equity resulting from operations	$110,669	1,401,812	2,656,395	2,440,711	601,043	2,663	2,347,069	(843,685)

Investment Activity*:	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVBJJS	GVBMNS
Reinvested dividends	$86,285	1,001,965	46,256	185,525	463,222	209,474	25,191	4,115
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	86,285	1,001,965	46,256	185,525	463,222	209,474	25,191	4,115

Realized gain (loss) on investments	80,697	(439,504)	(95,828)	(192,410)	(683,119)	(51,833)	503	5
Change in unrealized gain (loss) on investments	(231,987)	697,988	259,982	992,270	609,124	(86,319)	(41,452)	(9,110)

Net gain (loss) on investments	(151,290)	258,484	164,154	799,860	(73,995)	(138,152)	(40,949)	(9,105)

Reinvested capital gains	-	82,092	48,102	882,719	-	-	94,646	11,944

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,005)	1,342,541	258,512	1,868,104	389,227	71,322	78,888	6,954

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVBMSS	GVMSA	GVFRB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF
Reinvested dividends	$8,985	143,815	2,307,280	29,846	2,621	3,538,095	55,289	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,985	143,815	2,307,280	29,846	2,621	3,538,095	55,289	-

Realized gain (loss) on investments	234	(71,606)	545,208	153,845	-	(2,949,865)	(99,143)	(139,429)
Change in unrealized gain (loss) on investments	(30,058)	122,492	(885,468)	(219,042)	-	2,296,399	15,707	(147,117)

Net gain (loss) on investments	(29,824)	50,886	(340,260)	(65,197)	-	(653,466)	(83,436)	(286,546)

Reinvested capital gains	34,425	-	-	44,891	17	-	-	131,382

Net increase (decrease) in contract owners’ equity resulting from operations	$13,586	194,701	1,967,020	9,540	2,638	2,884,629	(28,147)	(155,164)

Investment Activity*:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF
Reinvested dividends	$19,724	18,954	21,784	-	161,591	-	31,995	-
Mortality and expense risk charges (note 2)	-	-	-	(1,167)	(828)	-	-	(14)

Net investment income (loss)	19,724	18,954	21,784	(1,167)	160,763	-	31,995	(14)

Realized gain (loss) on investments	51,966	187,579	(18,557)	4,699,460	63,841	(35,401)	851,746	282,328
Change in unrealized gain (loss) on investments	(72,092)	(209,527)	(14,247)	(2,400,856)	126,856	(166,010)	(382,712)	(320,265)

Net gain (loss) on investments	(20,126)	(21,948)	(32,804)	2,298,604	190,697	(201,411)	469,034	(37,937)

Reinvested capital gains	-	-	-	105,900	-	-	14,086	143,817

Net increase (decrease) in contract owners’ equity resulting from operations	$(402)	(2,994)	(11,020)	2,403,337	351,460	(201,411)	515,115	105,866

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RHYS	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK
Reinvested dividends	$240,966	-	68,739	9,376	15,742	334	1,593	5,559
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	240,966	-	68,739	9,376	15,742	334	1,593	5,559

Realized gain (loss) on investments	69,829	644,046	(132,374)	211,635	31,486	216,663	93,729	38,653
Change in unrealized gain (loss) on investments	(269,383)	(221,080)	112,912	(22,591)	(51,010)	(106,228)	(7,710)	(9,118)

Net gain (loss) on investments	(199,554)	422,966	(19,462)	189,044	(19,524)	110,435	86,019	29,535

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,412	422,966	49,277	198,420	(3,782)	110,769	87,612	35,094

Investment Activity*:	RNF	ROF	RPMF	RREF	RRF	RTEC	RTEL	RTF
Reinvested dividends	$-	101,779	59,353	11,300	-	-	5,969	69,981
Mortality and expense risk charges (note 2)	(153)	(510)	(31)	-	-	-	-	(917)

Net investment income (loss)	(153)	101,269	59,322	11,300	-	-	5,969	69,064

Realized gain (loss) on investments	5,389,129	8,849,297	(560,499)	(8,140)	237,042	1,758,066	477,737	7,711,047
Change in unrealized gain (loss) on investments	(586,001)	(2,084,343)	64,505	(66,666)	(14,706)	(870,906)	(145,339)	(2,336,776)

Net gain (loss) on investments	4,803,128	6,764,954	(495,994)	(74,806)	222,336	887,160	332,398	5,374,271

Reinvested capital gains	-	942,082	-	-	-	231,936	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,802,975	7,808,305	(436,672)	(63,506)	222,336	1,119,096	338,367	5,443,335

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$2,593	115,286	78,817	93,502	254,935	104,172	-	34,895
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,593	115,286	78,817	93,502	254,935	104,172	-	34,895

Realized gain (loss) on investments	(36,405)	(381,004)	(481,459)	1,043,698	(48,352)	(247,365)	29,024,298	(1,106,379)
Change in unrealized gain (loss) on investments	(54,086)	13,949	3,383	(87,334)	(390,392)	197,012	(8,507,224)	109,137

Net gain (loss) on investments	(90,491)	(367,055)	(478,076)	956,364	(438,744)	(50,353)	20,517,074	(997,242)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(87,898)	(251,769)	(399,259)	1,049,866	(183,809)	53,819	20,517,074	(962,347)

Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$3,470	21,953	3,436	38,919	40,779	-	1,106	176,663
Mortality and expense risk charges (note 2)	-	-	-	(19)	(5)	(38)	-	-

Net investment income (loss)	3,470	21,953	3,436	38,900	40,774	(38)	1,106	176,663

Realized gain (loss) on investments	(3,648)	(119,160)	1,994,208	364,143	1,012,303	482,108	306,162	(116,896)
Change in unrealized gain (loss) on investments	(4,102)	54,947	(394,610)	(308,038)	(416,052)	(132,865)	(445,992)	(188,986)

Net gain (loss) on investments	(7,750)	(64,213)	1,599,598	56,105	596,251	349,243	(139,830)	(305,882)

Reinvested capital gains	-	-	24,034	-	-	207	68,587	94,439

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,280)	(42,260)	1,627,068	95,005	637,025	349,412	(70,137)	(34,780)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	SBLP	ACC1	ACGI	AVGI
Reinvested dividends	$-	-	60,667	19,800	231,654	232,994	28,837	6,285
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	60,667	19,800	231,654	232,994	28,837	6,285

Realized gain (loss) on investments	312,143	615,632	136,173	(348,677)	60,849	375,966	5,119	36,534
Change in unrealized gain (loss) on investments	(241,408)	(730,614)	12,178	(5,225)	(13,139)	547,514	88,680	74,339

Net gain (loss) on investments	70,735	(114,982)	148,351	(353,902)	47,710	923,480	93,799	110,873

Reinvested capital gains	-	-	-	-	-	941,978	123,770	75,483

Net increase (decrease) in contract owners’ equity resulting from operations	$70,735	(114,982)	209,018	(334,102)	279,364	2,098,452	246,406	192,641

Investment Activity*:	AVHY1	AVIE	IN1BD2	IN1BJ2	IN1BM2	IN1BS2	IS5D2	IS5J2
Reinvested dividends	$766,942	70,656	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(17)	-	-	-	-	-	-	-

Net investment income (loss)	766,925	70,656	-	-	-	-	-	-

Realized gain (loss) on investments	517,724	282,916	10,984	(20,211)	82,210	19,551	39,364	43,678
Change in unrealized gain (loss) on investments	(362,315)	(393,465)	36,093	(15,086)	(125,490)	(82,220)	177,162	19,648

Net gain (loss) on investments	155,409	(110,549)	47,077	(35,297)	(43,280)	(62,669)	216,526	63,326

Reinvested capital gains	-	21,005	116,863	82,268	302,315	169,237	97,086	127,669

Net increase (decrease) in contract owners’ equity resulting from operations	$922,334	(18,888)	163,940	46,971	259,035	106,568	313,612	190,995

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	IS5M2	IS5S2	IVAVS2	IVBRA2	IVCPB2	IVCPBI	IVDDI	IVGMMI
Reinvested dividends	$-	-	-	490,817	59,547	1,338,703	235,259	20,179,745
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(429)

Net investment income (loss)	-	-	-	490,817	59,547	1,338,703	235,259	20,179,316

Realized gain (loss) on investments	180,749	157,080	130	(463,307)	(2,488)	(819,510)	(417,341)	-
Change in unrealized gain (loss) on investments	188,410	(9,864)	(426)	228,760	(8,392)	323,341	1,236,431	-

Net gain (loss) on investments	369,159	147,216	(296)	(234,547)	(10,880)	(496,169)	819,090	-

Reinvested capital gains	299,786	152,263	-	-	-	-	500,728	-

Net increase (decrease) in contract owners’ equity resulting from operations	$668,945	299,479	(296)	256,270	48,667	842,534	1,555,077	20,179,316

Investment Activity*:	IVGS1	IVHS	IVKEI1	IVMCC2	IVRE	IVT	OVGIS	OVGSS
Reinvested dividends	$309,190	-	160,613	5,009	290,954	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	(859)	(834)	-	-

Net investment income (loss)	309,190	-	160,613	5,009	290,095	(834)	-	-

Realized gain (loss) on investments	68,340	458,608	(168,637)	(180,129)	(136,387)	3,281,351	(365,700)	(1,430,147)
Change in unrealized gain (loss) on investments	(162,185)	(465,949)	683,033	692,291	(432,894)	805,660	802,122	2,626,561

Net gain (loss) on investments	(93,845)	(7,341)	514,396	512,162	(569,281)	4,087,011	436,422	1,196,414

Reinvested capital gains	-	-	344,686	100,292	-	880,161	415,996	659,925

Net increase (decrease) in contract owners’ equity resulting from operations	$215,345	(7,341)	1,019,695	617,463	(279,186)	4,966,338	852,418	1,856,339

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	OVIGS	OVSBS	WRASP	WRBDP	WRBP	WRENG	WRGNR	WRHIP
Reinvested dividends	$24,422	68,163	108,239	234,019	40,576	116,102	128,369	427,141
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	24,422	68,163	108,239	234,019	40,576	116,102	128,369	427,141

Realized gain (loss) on investments	(479,252)	32,404	16,314	137,870	(188,576)	(95,739)	(82,084)	362,857
Change in unrealized gain (loss) on investments	1,238	(55,629)	315,814	(217,945)	569,394	(82,163)	(76,736)	(387,079)

Net gain (loss) on investments	(478,014)	(23,225)	332,128	(80,075)	380,818	(177,902)	(158,820)	(24,222)

Reinvested capital gains	434,348	-	217,566	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,244)	44,938	657,933	153,944	421,394	(61,800)	(30,451)	402,919

Investment Activity*:	WRIP	WRLTBP	WRMCG	WRSTP	WRVP	JABIN	JAEI	JAFBS
Reinvested dividends	$720	177,503	-	-	27,186	1,069,186	509,222	937,770
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(937)	-

Net investment income (loss)	720	177,503	-	-	27,186	1,069,186	508,285	937,770

Realized gain (loss) on investments	1	(16,171)	(2,987,182)	(64,102)	(21,883)	1,539,263	725,407	(796,721)
Change in unrealized gain (loss) on investments	4,651	(9,125)	2,908,384	2,097,850	(63,481)	4,699,124	5,776,495	210,667

Net gain (loss) on investments	4,652	(25,296)	(78,798)	2,033,748	(85,364)	6,238,387	6,501,902	(586,054)

Reinvested capital gains	586	-	476,930	255,012	189,699	-	2,707,749	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,958	152,207	398,132	2,288,760	131,521	7,307,573	9,717,936	351,716

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JAFRIN	JAGRIN	JAGSEI	JAGTS	JAIG	JARIN	JMCVIN	JHEVTN
Reinvested dividends	$17,060	88,369	718	-	350,600	2,153	241,753	933,506
Mortality and expense risk charges (note 2)	-	(425)	-	-	-	(2,259)	-	(21,761)

Net investment income (loss)	17,060	87,944	718	-	350,600	(106)	241,753	911,745

Realized gain (loss) on investments	(376,322)	650,915	13,964	2,528	383,709	1,167,096	211,553	530,180
Change in unrealized gain (loss) on investments	3,321,902	1,163,076	5,324	29,872	574,154	839,082	1,351,901	(1,998,224)

Net gain (loss) on investments	2,945,580	1,813,991	19,288	32,400	957,863	2,006,178	1,563,454	(1,468,044)

Reinvested capital gains	890,443	344,102	1,619	-	-	204,833	1,241,237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,853,083	2,246,037	21,625	32,400	1,308,463	2,210,905	3,046,444	(556,299)

Investment Activity*:	LZREMS	LZRGDM	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY
Reinvested dividends	$555,584	-	348,041	-	2,623	212,207	-	84,703
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(919)	-

Net investment income (loss)	555,584	-	348,041	-	2,623	212,207	(919)	84,703

Realized gain (loss) on investments	828,304	869	490,165	(279,927)	(395,360)	(453,243)	2,044,300	56,909
Change in unrealized gain (loss) on investments	(309,454)	41,955	(192,603)	505,476	40,615	982,170	2,732,305	(47,328)

Net gain (loss) on investments	518,850	42,824	297,562	225,549	(354,745)	528,927	4,776,605	9,581

Reinvested capital gains	-	-	28,164	117,881	634,325	1,769,866	1,095,346	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,074,434	42,824	673,767	343,430	282,203	2,511,000	5,871,032	94,284

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	SBVSG2	LACB2	LACDV2	LACI2	LACIPS	LACLV2	LACMV2	LACU2
Reinvested dividends	$-	210,203	88,644	25,180	424,440	126,885	56,733	-
Mortality and expense risk charges (note 2)	-	-	(16)	(52)	-	-	-	-

Net investment income (loss)	-	210,203	88,628	25,128	424,440	126,885	56,733	-

Realized gain (loss) on investments	(4,550,433)	103,799	287,502	21,473	83,525	84,144	27,517	1,058,199
Change in unrealized gain (loss) on investments	4,587,509	892,925	472,835	(33,557)	(30,036)	202,341	65,637	2,524,309

Net gain (loss) on investments	37,076	996,724	760,337	(12,084)	53,489	286,485	93,154	3,582,508

Reinvested capital gains	706,723	-	-	-	-	47,856	49,564	208,590

Net increase (decrease) in contract owners’ equity resulting from operations	$743,799	1,206,927	848,965	13,044	477,929	461,226	199,451	3,791,098

Investment Activity*:	LACV2	LOVBD	LOVCDG	LOVGI	MEGSS	MNDSC	MVFSC	MVIGSC
Reinvested dividends	$119,791	1,267,801	45,469	33,379	-	-	204,033	42,890
Mortality and expense risk charges (note 2)	-	-	-	(1,005)	-	-	-	-

Net investment income (loss)	119,791	1,267,801	45,469	32,374	-	-	204,033	42,890

Realized gain (loss) on investments	47,807	(1,169,561)	17,113	492,497	(479,530)	(1,156,033)	(403,938)	388,420
Change in unrealized gain (loss) on investments	153,028	1,350,071	869,379	32,000	3,671,657	1,422,744	669,056	(70,374)

Net gain (loss) on investments	200,835	180,510	886,492	524,497	3,192,127	266,711	265,118	318,046

Reinvested capital gains	48,640	-	453,727	289,862	1,480,183	-	1,083,915	16,844

Net increase (decrease) in contract owners’ equity resulting from operations	$369,266	1,448,311	1,385,688	846,733	4,672,310	266,711	1,553,066	377,780

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MGRFV	DTRTFY	GEM2	GIG	GVEXD	GVIXY	MCIFD	MSBF
Reinvested dividends	$266,309	3,426,450	42,915	127,324	4,095,710	4,271,033	665,788	518,347
Mortality and expense risk charges (note 2)	-	-	-	-	(501)	-	-	-

Net investment income (loss)	266,309	3,426,450	42,915	127,324	4,095,209	4,271,033	665,788	518,347

Realized gain (loss) on investments	(259,222)	(991,167)	93,574	168,340	42,288,205	371,839	195,398	52,222
Change in unrealized gain (loss) on investments	374,534	(1,438,709)	4,990	(96,837)	25,945,228	(1,604,976)	2,568,945	(148,570)

Net gain (loss) on investments	115,312	(2,429,876)	98,564	71,503	68,233,433	(1,233,137)	2,764,343	(96,348)

Reinvested capital gains	175,865	-	-	-	254,483	-	2,453,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	$557,486	996,574	141,479	198,827	72,583,125	3,037,896	5,883,328	421,999

Investment Activity*:	NVAMVX	NVBXD	NVDCAP	NVFIY	NVGEY	NVIDMP	NVLCPY	NVMIG6
Reinvested dividends	$55,075	2,165,139	-	163,506	143,530	-	249,561	649
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	55,075	2,165,139	-	163,506	143,530	-	249,561	649

Realized gain (loss) on investments	18,405	(1,697,939)	(18,312)	(76,881)	282,001	(99)	7,680	(861)
Change in unrealized gain (loss) on investments	(91,887)	137,550	62,434	(41,137)	570,675	70,715	(176,084)	(21,280)

Net gain (loss) on investments	(73,482)	(1,560,389)	44,122	(118,018)	852,676	70,616	(168,404)	(22,141)

Reinvested capital gains	49,337	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,930	604,750	44,122	45,488	996,206	70,616	81,157	(21,492)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVMIVX	NVMLG1	NVMMG2	NVMMV1	NVNSR1	NVSIXD	SAMY	TRF
Reinvested dividends	$217,836	22,940	-	26,770	9,968	1,387,025	20,691,729	60,148
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	217,836	22,940	-	26,770	9,968	1,387,025	20,691,729	60,148

Realized gain (loss) on investments	114,360	10,358	(3,686)	(73,767)	(276,116)	(4,008,678)	-	(133,161)
Change in unrealized gain (loss) on investments	(207,943)	275,755	19,917	185,492	18,523	12,387,547	-	517,816

Net gain (loss) on investments	(93,583)	286,113	16,231	111,725	(257,593)	8,378,869	-	384,655

Reinvested capital gains	-	220,335	-	40,919	585,180	1,134,417	-	190,604

Net increase (decrease) in contract owners’ equity resulting from operations	$124,253	529,388	16,231	179,414	337,555	10,900,311	20,691,729	635,407

Investment Activity*:	AMCG	AMRI	AMSRS	AMTB	NALCV	NALG	NAMG	NASCV
Reinvested dividends	$-	19,087	4,963	247,328	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	19,087	4,963	247,328	-	-	-	-

Realized gain (loss) on investments	349,168	(68,595)	87,825	29,888	-	910	4,237	3,433
Change in unrealized gain (loss) on investments	31,865	200,386	305,807	(21,913)	(474)	59,891	320	7,151

Net gain (loss) on investments	381,033	131,791	393,632	7,975	(474)	60,801	4,557	10,584

Reinvested capital gains	183,448	85,954	106,928	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$564,481	236,832	505,523	255,303	(474)	60,801	4,557	10,584

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NASG	NAWEI	NOTAG1	NOTAG2	NOTB1	NOTB2	NOTBBA	NOTBE2
Reinvested dividends	$-	-	160	17,833	5	17,532	74,633	26,053
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	160	17,833	5	17,532	74,633	26,053

Realized gain (loss) on investments	-	3	-	9,521	(85,457)	150,117	(122,216)	4,020
Change in unrealized gain (loss) on investments	2	(1,831)	1,059	62,575	87,864	(57,743)	122,788	50,932

Net gain (loss) on investments	2	(1,828)	1,059	72,096	2,407	92,374	572	54,952

Reinvested capital gains	-	-	96	12,352	-	-	-	5,978

Net increase (decrease) in contract owners’ equity resulting from operations	$2	(1,828)	1,315	102,281	2,412	109,906	75,205	86,983

Investment Activity*:	NOTC2	NOTG1	NOTG2	NOTGR1	NOTGR2	NOTMD2	NOTMG1	NOTMG2
Reinvested dividends	$44,853	141,616	32,650	19,736	27,510	30,558	8,195	10,201
Mortality and expense risk charges (note 2)	-	(3,082)	-	-	-	-	-	-

Net investment income (loss)	44,853	138,534	32,650	19,736	27,510	30,558	8,195	10,201

Realized gain (loss) on investments	(4,774)	368,838	(15,558)	111	1,257	64,227	8,121	15,496
Change in unrealized gain (loss) on investments	54,907	36,465	85,148	113,199	178,972	22,832	7,235	1,127

Net gain (loss) on investments	50,133	405,303	69,590	113,310	180,229	87,059	15,356	16,623

Reinvested capital gains	13,469	-	-	2,466	3,927	23,432	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$108,455	543,837	102,240	135,512	211,666	141,049	23,551	26,824

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NOTMR1	NOVPDI	NOVPM	MNCPS	PMUBAM	PMVAAA	PMVAAI	PMVEBA
Reinvested dividends	$4,536	7,482	-	365,127	690,978	1,196,268	42,844	1,343,887
Mortality and expense risk charges (note 2)	-	(227)	(1,614)	-	-	-	-	-

Net investment income (loss)	4,536	7,255	(1,614)	365,127	690,978	1,196,268	42,844	1,343,887

Realized gain (loss) on investments	372	1,976	243,076	(181,766)	(803,672)	(1,333,756)	(16)	783,491
Change in unrealized gain (loss) on investments	8,343	50,663	134,391	521,144	900,317	824,786	(17,776)	(663,193)

Net gain (loss) on investments	8,715	52,639	377,467	339,378	96,645	(508,970)	(17,792)	120,298

Reinvested capital gains	947	-	-	197,338	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,198	59,894	375,853	901,843	787,623	687,298	25,052	1,464,185

Investment Activity*:	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA
Reinvested dividends	$176,275	1,559,018	115,091	2,164,692	11,005,698	1,175,097	537,425	645,239
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	176,275	1,559,018	115,091	2,164,692	11,005,698	1,175,097	537,425	645,239

Realized gain (loss) on investments	15,289	(752,674)	(11,956)	1,100,464	(1,575,960)	(578,373)	(484,729)	(1,254,494)
Change in unrealized gain (loss) on investments	(362,631)	1,517,534	(115,873)	(910,450)	372,555	706,696	(980,166)	1,168,273

Net gain (loss) on investments	(347,342)	764,860	(127,829)	190,014	(1,203,405)	128,323	(1,464,895)	(86,221)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(171,067)	2,323,878	(12,738)	2,354,706	9,802,293	1,303,420	(927,470)	559,018

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PMVRSA	PMVTRA	PVGCBA	PVGDAA	PVGMAA	PVSTA	PROA30	PROAHY
Reinvested dividends	$271,831	5,719,061	108,462	65	141,178	4,114,715	7,391	228,205
Mortality and expense risk charges (note 2)	-	-	-	-	-	(30)	-	-

Net investment income (loss)	271,831	5,719,061	108,462	65	141,178	4,114,685	7,391	228,205

Realized gain (loss) on investments	(1,744,831)	(3,401,056)	(35,011)	(2)	114,805	490,462	72,327	219,383
Change in unrealized gain (loss) on investments	1,751,827	1,221,815	18,704	67	140,137	213,246	(104,282)	(180,303)

Net gain (loss) on investments	6,996	(2,179,241)	(16,307)	65	254,942	703,708	(31,955)	39,080

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$278,827	3,539,820	92,155	130	396,120	4,818,393	(24,564)	267,285

Investment Activity*:	PROBIO	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS	PROE30
Reinvested dividends	$-	167,240	14,950	12,199	65,324	23,900	-	50,613
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	167,240	14,950	12,199	65,324	23,900	-	50,613

Realized gain (loss) on investments	(1,178,238)	5,627,083	267,710	186,109	(230,505)	(267,860)	16,839	133,062
Change in unrealized gain (loss) on investments	(293,407)	(2,205,874)	(408,721)	(147,217)	(3,403)	(26,978)	192,567	(161,888)

Net gain (loss) on investments	(1,471,645)	3,421,209	(141,011)	38,892	(233,908)	(294,838)	209,406	(28,826)

Reinvested capital gains	808,047	1,117,536	2,675	-	37,451	514,178	644,728	90,354

Net increase (decrease) in contract owners’ equity resulting from operations	$(663,598)	4,705,985	(123,386)	51,091	(131,133)	243,240	854,134	112,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PROEM	PROFIN	PROFUD	PROGMM	PROGVP	PROHC	PROIND	PROINT
Reinvested dividends	$72,772	23,259	15,069	133,346	19,761	3,198	11,897	12,214
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	72,772	23,259	15,069	133,346	19,761	3,198	11,897	12,214

Realized gain (loss) on investments	353,780	966,220	(7,839)	-	(61,942)	57,760	412,159	37,642
Change in unrealized gain (loss) on investments	(578,647)	182,128	(23,543)	-	(87,020)	(112,297)	(357,644)	(15,588)

Net gain (loss) on investments	(224,867)	1,148,348	(31,382)	-	(148,962)	(54,537)	54,515	22,054

Reinvested capital gains	-	788,715	-	-	-	231,208	847,010	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(152,095)	1,960,322	(16,313)	133,346	(129,201)	179,869	913,422	34,268

Investment Activity*:	PROJP	PROLCG	PROLCV	PROMC	PROMCG	PROMCV	PRON	PRONET
Reinvested dividends	$79,971	-	6,675	65,810	-	4,575	210,903	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	79,971	-	6,675	65,810	-	4,575	210,903	-

Realized gain (loss) on investments	(59,990)	1,672,316	441,288	16,012	172,973	148,174	5,578,972	393,794
Change in unrealized gain (loss) on investments	(21,788)	(10,013)	(396,196)	(110,416)	(180,608)	(168,270)	(2,527,106)	225,937

Net gain (loss) on investments	(81,778)	1,662,303	45,092	(94,404)	(7,635)	(20,096)	3,051,866	619,731

Reinvested capital gains	408,214	111,163	220,233	-	94,503	78,148	6,222,436	63,676

Net increase (decrease) in contract owners’ equity resulting from operations	$406,407	1,773,466	272,000	(28,594)	86,868	62,627	9,485,205	683,407

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSC	PROSCG	PROSCN
Reinvested dividends	$154,356	-	112,821	24,700	67,594	22,891	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	154,356	-	112,821	24,700	67,594	22,891	-	-

Realized gain (loss) on investments	85,300	24,420	228,081	175,902	(723,768)	806,595	163,255	13,763,467
Change in unrealized gain (loss) on investments	(178,291)	(84,900)	(234,218)	(298,830)	174,406	(920,379)	(336,706)	(1,856,875)

Net gain (loss) on investments	(92,991)	(60,480)	(6,137)	(122,928)	(549,362)	(113,784)	(173,451)	11,906,592

Reinvested capital gains	336,154	99,628	-	49,339	643,407	-	164,227	2,251,461

Net increase (decrease) in contract owners’ equity resulting from operations	$397,519	39,148	106,684	(48,889)	161,639	(90,893)	(9,224)	14,158,053

Investment Activity*:	PROSCV	PROSEM	PROSIN	PROSMC	PROSN	PROSSC	PROTEC	PROTEL
Reinvested dividends	$5,874	1,167	14,632	2,003	19,105	35,200	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,874	1,167	14,632	2,003	19,105	35,200	-	-

Realized gain (loss) on investments	177,866	(11,010)	3,522	(6,024)	(203,486)	(250,552)	1,104,848	668,545
Change in unrealized gain (loss) on investments	(277,831)	53	9,620	1,600	87,371	101,138	(327,301)	(3,061)

Net gain (loss) on investments	(99,965)	(10,957)	13,142	(4,424)	(116,115)	(149,414)	777,547	665,484

Reinvested capital gains	9,540	-	-	-	-	-	659,518	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,551)	(9,790)	27,774	(2,421)	(97,010)	(114,214)	1,437,065	665,484

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PROUB	PROUMC	PROUN	PROUSC	PROUSN	PROUTL	PVAGIB	PVDIB
Reinvested dividends	$35,781	6,092	60,318	6,808	69,259	107,100	279,171	226,898
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	35,781	6,092	60,318	6,808	69,259	107,100	279,171	226,898

Realized gain (loss) on investments	2,495,701	193,267	6,927,711	356,087	(1,075,508)	1,552,568	(184,629)	(404,509)
Change in unrealized gain (loss) on investments	(440,879)	(189,366)	(2,081,248)	(268,883)	45,442	(656,124)	149,985	327,319

Net gain (loss) on investments	2,054,822	3,901	4,846,463	87,204	(1,030,066)	896,444	(34,644)	(77,190)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,090,603	9,993	4,906,781	94,012	(960,807)	1,003,544	244,527	149,708

Investment Activity*:	PVEIB	PVHYB	PVIB	PVIGIB	PVNOB	ROCMC	ROCSC	RLVGRE
Reinvested dividends	$458,761	948,302	306,110	197,024	7,552	-	141,527	8,279
Mortality and expense risk charges (note 2)	-	-	-	-	-	(418)	(501)	-

Net investment income (loss)	458,761	948,302	306,110	197,024	7,552	(418)	141,026	8,279

Realized gain (loss) on investments	524,957	283,564	(129,129)	412,506	649,332	179,474	536,264	(14,004)
Change in unrealized gain (loss) on investments	4,970,807	(289,061)	(47,341)	(193,981)	51,583	86,110	(771,435)	8,915

Net gain (loss) on investments	5,495,764	(5,497)	(176,470)	218,525	700,915	265,584	(235,171)	(5,089)

Reinvested capital gains	1,867,259	-	-	23,218	24,483	384,564	478,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,821,784	942,805	129,640	438,767	732,950	649,730	384,204	3,190

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	RLVIDM	RLVLBS	RLVLEG	RLVLMS	RLVSB	RLVUSC	RLVUSE	TRBCG2
Reinvested dividends	$4,081	8,914	2,017	3,198	10,109	573	2,797	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,081	8,914	2,017	3,198	10,109	573	2,797	-

Realized gain (loss) on investments	4	(845)	-	(8,436)	(5,637)	-	-	3,170,525
Change in unrealized gain (loss) on investments	(2,856)	19,663	8,485	12,535	(3,672)	(443)	28,110	23,708,433

Net gain (loss) on investments	(2,852)	18,818	8,485	4,099	(9,309)	(443)	28,110	26,878,958

Reinvested capital gains	2,447	-	-	-	-	2,720	23,087	5,046,880

Net increase (decrease) in contract owners’ equity resulting from operations	$3,676	27,732	10,502	7,297	800	2,850	53,994	31,925,838

Investment Activity*:	TREI2	TRHS2	TRLT2	TRMCG2	TAVV	VVGGS	VWBF	VWEM
Reinvested dividends	$363,386	-	688,225	-	107,854	296,630	194,171	265,331
Mortality and expense risk charges (note 2)	-	-	-	-	(207)	-	-	(408)

Net investment income (loss)	363,386	-	688,225	-	107,647	296,630	194,171	264,923

Realized gain (loss) on investments	781,351	(1,195,507)	(199,212)	76,181	120,546	1,172,126	839	387,948
Change in unrealized gain (loss) on investments	(221,180)	(669,309)	308,783	(184,098)	(626,053)	(448,297)	(160,991)	(202,423)

Net gain (loss) on investments	560,171	(1,864,816)	109,571	(107,917)	(505,507)	723,829	(160,152)	185,525

Reinvested capital gains	1,461,298	2,421,436	-	258,874	329,819	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,384,855	556,620	797,796	150,957	(68,041)	1,020,459	34,019	450,448

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX	VVG
Reinvested dividends	$201,654	5,315,507	1,124,449	974,687	1,072,446	7,791,383	6,737,343	501,812
Mortality and expense risk charges (note 2)	(11)	(677,955)	(147,979)	(275,564)	(210,426)	(745,534)	(1,658,314)	(594,186)

Net investment income (loss)	201,643	4,637,552	976,470	699,123	862,020	7,045,849	5,079,029	(92,374)

Realized gain (loss) on investments	(415,396)	(230,121)	(523,141)	1,290,549	(68,298)	5,258,850	24,849,959	(3,295,320)
Change in unrealized gain (loss) on investments	120,681	15,425,636	1,446,142	6,581,115	4,095,047	8,018,755	63,336,354	55,125,804

Net gain (loss) on investments	(294,715)	15,195,515	923,001	7,871,664	4,026,749	13,277,605	88,186,313	51,830,484

Reinvested capital gains	-	11,496,424	953,092	1,781,584	3,876,324	16,424,673	19,261,632	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(93,072)	31,329,491	2,852,563	10,352,371	8,765,093	36,748,127	112,526,974	51,738,110

Investment Activity*:	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI	VVSCG
Reinvested dividends	$679,484	17,523,108	3,872,300	2,163,020	981,460	2,705,068	3,307,391	124,885
Mortality and expense risk charges (note 2)	(88,974)	(2,031,290)	(227,748)	(531,555)	(154,746)	(631,096)	(319,294)	(68,201)

Net investment income (loss)	590,510	15,491,818	3,644,552	1,631,465	826,714	2,073,972	2,988,097	56,684

Realized gain (loss) on investments	(575,547)	(3,853,235)	(124,942)	(2,876,442)	(304,415)	3,806,425	(1,332,801)	(694,477)
Change in unrealized gain (loss) on investments	387,506	(5,454,218)	899,623	10,095,520	2,644,509	18,966,182	109,738	3,320,915

Net gain (loss) on investments	(188,041)	(9,307,453)	774,681	7,219,078	2,340,094	22,772,607	(1,223,063)	2,626,438

Reinvested capital gains	25,290	-	-	5,725,822	798,035	2,254,439	2,790,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	$427,759	6,184,365	4,419,233	14,576,365	3,964,843	27,101,018	4,555,188	2,683,122

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA	VRVNMA
Reinvested dividends	$11,400,602	4,651,642	6,914,365	3,070	159,876	536,730
Mortality and expense risk charges (note 2)	(999,546)	(575,460)	(1,696,167)	-	-	-

Net investment income (loss)	10,401,056	4,076,182	5,218,198	3,070	159,876	536,730

Realized gain (loss) on investments	(2,040,837)	1,916,976	12,879,957	1,335	(417,798)	(304,114)
Change in unrealized gain (loss) on investments	6,107,459	(111,682)	58,756,882	(101,898)	779,781	299,339

Net gain (loss) on investments	4,066,622	1,805,294	71,636,839	(100,563)	361,983	(4,775)

Reinvested capital gains	-	789,531	37,907,188	2,640	104,584	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,467,678	6,671,007	114,762,225	(94,853)	626,443	531,955

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ABSCGB		ABTGB		ALVDAB		ALVGIA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	911	1,925	985	324,816	288,576
Realized gain (loss) on investments	(9,604)	(31,851)	(154,331)	(653,733)	(3,661)	(38,867)	322,477	305,411
Change in unrealized gain (loss) on investments	173,203	167,298	341,341	950,055	19,499	63,785	1,196,478	106,040
Reinvested capital gains	-	-	10,332	196,373	-	-	771,617	1,517,544

Net increase (decrease) in contract owners’ equity resulting from operations	163,599	135,447	197,342	493,606	17,763	25,903	2,615,388	2,217,571

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(9)	155,647	66,565	-	(1)	176,935	109,976
Transfers between funds	22,852	28,631	(38,205)	(756,648)	-	(14,133)	262,764	(82,381)
Redemptions (notes 2, 3, and 4)	(18,462)	(53,663)	(133,745)	(379,566)	(9,932)	(72,855)	(855,717)	(593,072)
Adjustments to maintain reserves	(1)	10	(426)	(369)	(1)	(15)	(2,436)	(2,250)

Net equity transactions	4,389	(25,031)	(16,729)	(1,070,018)	(9,933)	(87,004)	(418,454)	(567,727)

Net change in contract owners’ equity	167,988	110,416	180,613	(576,412)	7,830	(61,101)	2,196,934	1,649,844
Contract owners’ equity at beginning of period	867,047	756,631	3,207,575	3,783,987	173,968	235,069	20,547,264	18,897,420

Contract owners’ equity at end of period	$1,035,035	867,047	3,388,188	3,207,575	181,798	173,968	22,744,198	20,547,264

CHANGE IN UNITS:
Beginning units	18,962	19,480	121,854	169,728	10,819	17,386	567,402	596,921
Units purchased	738	1,830	25,735	127,520	-	3,223	67,432	128,593
Units redeemed	(589)	(2,348)	(25,819)	(175,394)	(581)	(9,790)	(81,054)	(158,112)

Ending units	19,111	18,962	121,770	121,854	10,238	10,819	553,780	567,402

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVIVB		ALVSVB		APTGBS		AASCO
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$26,997	8,552	57,632	91,667	1,809,424	38,299	(19)	(74)
Realized gain (loss) on investments	20,626	25,690	(874,332)	(1,135,374)	2,843,108	303,918	(228)	(202)
Change in unrealized gain (loss) on investments	12,957	138,641	1,256,729	1,922,693	293,644	1,495,203	1,397	2,280
Reinvested capital gains	-	-	454,150	963,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,580	172,883	894,179	1,842,758	4,946,176	1,837,420	1,150	2,004

Equity transactions:
Purchase payments received from contract owners (note 4)	72	665	148,523	429,636	370,968	174,051	-	(1)
Transfers between funds	(101,869)	(70,184)	(2,960,913)	(3,314,496)	2,675,383	5,677,439	399	652
Redemptions (notes 2, 3, and 4)	(42,749)	(80,233)	(729,498)	(1,046,314)	(3,004,850)	(3,082,724)	(470)	(428)
Adjustments to maintain reserves	1	-	(446)	(387)	(1,840)	(1,791)	(11)	(7)

Net equity transactions	(144,545)	(149,752)	(3,542,334)	(3,931,561)	39,661	2,766,975	(82)	216

Net change in contract owners’ equity	(83,965)	23,131	(2,648,155)	(2,088,803)	4,985,837	4,604,395	1,068	2,220
Contract owners’ equity at beginning of period	1,215,341	1,192,210	11,141,363	13,230,166	22,065,604	17,461,209	14,469	12,249

Contract owners’ equity at end of period	$1,131,376	1,215,341	8,493,208	11,141,363	27,051,441	22,065,604	15,537	14,469

CHANGE IN UNITS:
Beginning units	132,196	148,912	309,808	426,959	1,760,081	1,537,252	309	304
Units purchased	4,818	3,744	23,194	75,170	2,067,457	2,554,385	12	15
Units redeemed	(19,599)	(20,460)	(114,892)	(192,321)	(2,091,713)	(2,331,556)	(14)	(10)

Ending units	117,415	132,196	218,110	309,808	1,735,825	1,760,081	307	309

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALCAI2		ALCGI2		ALMGI2		SVDF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(3,440)	(1,200)	(134)	(102)	(1,137)	(941)	(2,147)	(1,797)
Realized gain (loss) on investments	765,463	(4,001,898)	366,672	(3,334,964)	682,238	(146,958)	(502,214)	(996,011)
Change in unrealized gain (loss) on investments	10,023,671	9,680,590	2,673,245	5,858,307	168,863	1,010,895	1,142,128	1,666,053
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,785,694	5,677,492	3,039,783	2,523,241	849,964	862,996	637,767	668,245

Equity transactions:
Purchase payments received from contract owners (note 4)	521,561	467,294	132,160	177,482	118,784	26,375	26,094	2,983
Transfers between funds	9,410,980	1,038,171	(202,615)	(495,966)	939,808	387,819	(274,205)	(307,639)
Redemptions (notes 2, 3, and 4)	(2,439,293)	(938,308)	(575,019)	(744,832)	(501,006)	(254,064)	(163,538)	(176,231)
Adjustments to maintain reserves	(1,501)	(443)	(818)	(521)	(700)	(495)	(421)	(409)

Net equity transactions	7,491,747	566,714	(646,292)	(1,063,837)	556,886	159,635	(412,070)	(481,296)

Net change in contract owners’ equity	18,277,441	6,244,206	2,393,491	1,459,404	1,406,850	1,022,631	225,697	186,949
Contract owners’ equity at beginning of period	20,324,168	14,079,962	8,761,699	7,302,295	5,089,856	4,067,225	3,753,300	3,566,351

Contract owners’ equity at end of period	$38,601,609	20,324,168	11,155,190	8,761,699	6,496,706	5,089,856	3,978,997	3,753,300

CHANGE IN UNITS:
Beginning units	224,461	221,536	165,872	181,314	127,296	124,086	64,843	73,810
Units purchased	248,593	121,971	116,846	74,446	127,123	140,045	1,715	3,051
Units redeemed	(160,998)	(119,046)	(129,312)	(89,888)	(120,093)	(136,835)	(9,563)	(12,018)

Ending units	312,056	224,461	153,406	165,872	134,326	127,296	56,995	64,843

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SVOF		AAEIP3		AAGEA2		ABEAA2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$342	-	397,398	321,456	137,112	148,861	353,487	362,462
Realized gain (loss) on investments	(36,355)	(43,639)	793,936	215,772	314,385	102,541	100,140	(238,119)
Change in unrealized gain (loss) on investments	64,037	131,970	1,870,066	656,794	778,199	992,512	1,241,566	1,466,219
Reinvested capital gains	71,586	46,289	319,524	115,147	158,807	185,699	189,487	421,892

Net increase (decrease) in contract owners’ equity resulting from operations	99,610	134,620	3,380,924	1,309,169	1,388,503	1,429,613	1,884,680	2,012,454

Equity transactions:
Purchase payments received from contract owners (note 4)	10,495	806	31,569	(1,215)	124,927	32,785	465,831	639,302
Transfers between funds	(68,964)	137,569	(1,866,978)	(208,846)	167,935	430,013	542,267	3,338,034
Redemptions (notes 2, 3, and 4)	(10,630)	(87,319)	(846,419)	(862,340)	(459,662)	(843,805)	(1,334,048)	(1,128,659)
Adjustments to maintain reserves	(52)	(37)	(491)	(738)	(74)	(447)	(505)	(716)

Net equity transactions	(69,151)	51,019	(2,682,319)	(1,073,139)	(166,874)	(381,454)	(326,455)	2,847,961

Net change in contract owners’ equity	30,459	185,639	698,605	236,030	1,221,629	1,048,159	1,558,225	4,860,415
Contract owners’ equity at beginning of period	671,321	485,682	10,843,744	10,607,714	9,742,973	8,694,814	19,051,361	14,190,946

Contract owners’ equity at end of period	$701,780	671,321	11,542,349	10,843,744	10,964,602	9,742,973	20,609,586	19,051,361

CHANGE IN UNITS:
Beginning units	12,739	11,749	777,598	866,620	397,247	421,015	934,046	796,936
Units purchased	1,774	3,254	276,447	206,716	43,792	49,392	90,883	404,349
Units redeemed	(2,853)	(2,264)	(466,363)	(295,738)	(50,945)	(73,160)	(107,625)	(267,239)

Ending units	11,660	12,739	587,682	777,598	390,094	397,247	917,304	934,046

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ACEAA2		AGEAA2		ARLPE3		AUGEA2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$108,141	99,531	159,167	183,818	53,271	-	76,461	91,674
Realized gain (loss) on investments	(15,273)	(153,910)	273,902	(33,700)	(12,797)	(30,582)	(195,033)	(127,126)
Change in unrealized gain (loss) on investments	133,836	407,158	614,785	1,032,740	64,577	169,800	361,218	396,486
Reinvested capital gains	-	50,217	219,030	237,967	-	-	22,171	42,634

Net increase (decrease) in contract owners’ equity resulting from operations	226,704	402,996	1,266,884	1,420,825	105,051	139,218	264,817	403,668

Equity transactions:
Purchase payments received from contract owners (note 4)	322,041	286,440	27,067	1,200,458	(102)	5,079	(12,275)	443,300
Transfers between funds	116,227	(2,301,214)	(474,180)	(583,986)	(34,745)	(27,310)	(65,800)	320,716
Redemptions (notes 2, 3, and 4)	(265,182)	(696,190)	(640,014)	(495,903)	(27,232)	(10,971)	(918,888)	(402,064)
Adjustments to maintain reserves	1	(2)	(254)	(307)	(56)	(44)	(425)	(441)

Net equity transactions	173,087	(2,710,966)	(1,087,381)	120,262	(62,135)	(33,246)	(997,388)	361,511

Net change in contract owners’ equity	399,791	(2,307,970)	179,503	1,541,087	42,916	105,972	(732,571)	765,179
Contract owners’ equity at beginning of period	4,344,840	6,652,810	10,694,769	9,153,682	606,475	500,503	4,492,055	3,726,876

Contract owners’ equity at end of period	$4,744,631	4,344,840	10,874,272	10,694,769	649,391	606,475	3,759,484	4,492,055

CHANGE IN UNITS:
Beginning units	290,670	479,979	466,909	466,948	32,280	34,294	261,279	239,138
Units purchased	97,109	132,480	38,143	98,948	1,261	3,113	57,572	85,041
Units redeemed	(86,318)	(321,789)	(83,379)	(98,987)	(4,242)	(5,127)	(116,233)	(62,900)

Ending units	301,461	290,670	421,673	466,909	29,299	32,280	202,618	261,279

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVAA4		AMVBC4		AMVBD4		AMVCB4
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,486,336	1,189,908	865,899	753,651	3,305,536	2,112,645	688,844	515,157
Realized gain (loss) on investments	468,052	(146,689)	1,240,691	375,628	(2,969,486)	(2,582,645)	110,471	120,068
Change in unrealized gain (loss) on investments	5,097,600	4,283,354	7,153,271	5,483,658	418,702	3,389,328	1,192,336	885,548
Reinvested capital gains	2,859,221	2,374,294	463,840	360,024	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,911,209	7,700,867	9,723,701	6,972,961	754,752	2,919,328	1,991,651	1,520,773

Equity transactions:
Purchase payments received from contract owners (note 4)	10,360,456	4,116,361	3,977,771	1,627,796	6,310,802	3,434,644	835,932	1,310,787
Transfers between funds	6,266,944	(425,025)	5,110,861	9,593,262	12,635,512	24,129,421	1,493,437	1,091,189
Redemptions (notes 2, 3, and 4)	(5,192,457)	(6,007,391)	(3,759,816)	(2,985,404)	(4,353,321)	(3,577,284)	(1,593,776)	(914,072)
Adjustments to maintain reserves	(7,736)	(5,503)	(4,531)	(3,753)	(5,192)	(3,344)	(1,261)	(964)

Net equity transactions	11,427,207	(2,321,558)	5,324,285	8,231,901	14,587,801	23,983,437	734,332	1,486,940

Net change in contract owners’ equity	21,338,416	5,379,309	15,047,986	15,204,862	15,342,553	26,902,765	2,725,983	3,007,713
Contract owners’ equity at beginning of period	61,108,038	55,728,729	49,696,875	34,492,013	69,132,746	42,229,981	19,907,418	16,899,705

Contract owners’ equity at end of period	$82,446,454	61,108,038	64,744,861	49,696,875	84,475,299	69,132,746	22,633,401	19,907,418

CHANGE IN UNITS:
Beginning units	3,100,811	3,211,020	1,951,952	1,592,280	5,834,459	3,729,524	1,471,794	1,358,698
Units purchased	1,059,508	626,636	555,123	740,095	3,019,166	3,749,750	415,058	539,566
Units redeemed	(561,543)	(736,845)	(366,361)	(380,423)	(1,786,821)	(1,644,815)	(364,443)	(426,470)

Ending units	3,598,776	3,100,811	2,140,714	1,951,952	7,066,804	5,834,459	1,522,409	1,471,794

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGB4		AMVGG4		AMVGI4		AMVGR4
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$59,054	-	386,951	173,778	547,583	552,210	192,534	156,781
Realized gain (loss) on investments	(437,241)	(282,642)	(1,065,464)	(4,214,339)	2,212,271	1,285,121	(500,740)	1,491,655
Change in unrealized gain (loss) on investments	261,490	499,403	3,170,064	6,764,918	6,809,330	6,148,454	28,083,516	21,531,717
Reinvested capital gains	-	-	797,947	2,189,644	2,615,191	2,527,436	2,640,904	5,182,054

Net increase (decrease) in contract owners’ equity resulting from operations	(116,697)	216,761	3,289,498	4,914,001	12,184,375	10,513,221	30,416,214	28,362,207

Equity transactions:
Purchase payments received from contract owners (note 4)	125,867	25,103	1,031,628	696,596	1,896,847	1,345,680	4,330,561	4,628,645
Transfers between funds	(347,446)	(164,381)	1,204,961	(4,236,744)	1,703,202	(3,645,486)	544,401	2,009,453
Redemptions (notes 2, 3, and 4)	(507,704)	(323,894)	(1,902,614)	(1,045,903)	(3,699,997)	(2,478,008)	(9,494,375)	(6,576,254)
Adjustments to maintain reserves	(183)	(265)	(2,361)	(1,449)	(9,531)	(6,838)	(13,033)	(7,782)

Net equity transactions	(729,466)	(463,437)	331,614	(4,587,500)	(109,479)	(4,784,652)	(4,632,446)	54,062

Net change in contract owners’ equity	(846,163)	(246,676)	3,621,112	326,501	12,074,896	5,728,569	25,783,768	28,416,269
Contract owners’ equity at beginning of period	3,853,982	4,100,658	25,054,666	24,728,165	50,418,428	44,689,859	100,541,015	72,124,746

Contract owners’ equity at end of period	$3,007,819	3,853,982	28,675,778	25,054,666	62,493,324	50,418,428	126,324,783	100,541,015

CHANGE IN UNITS:
Beginning units	381,718	430,088	1,513,946	1,826,819	1,834,013	2,034,838	2,672,252	2,637,918
Units purchased	118,284	92,683	369,086	607,898	492,134	440,173	659,232	833,916
Units redeemed	(192,013)	(141,053)	(354,706)	(920,771)	(485,264)	(640,998)	(750,821)	(799,582)

Ending units	307,989	381,718	1,528,326	1,513,946	1,840,883	1,834,013	2,580,663	2,672,252

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGS4		AMVGW4		AMVHI4		AMVI4
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$52,010	2,876	329,559	292,511	1,642,278	1,231,262	205,997	237,014
Realized gain (loss) on investments	29,046	(6,452,761)	(397,092)	(297,965)	1,057,160	(231,855)	(141,693)	(1,011,805)
Change in unrealized gain (loss) on investments	(200,503)	7,281,524	2,728,550	2,772,782	(627,358)	692,587	674,692	4,036,397
Reinvested capital gains	226,004	161,046	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,557	992,685	2,661,017	2,767,328	2,072,080	1,691,994	738,996	3,261,606

Equity transactions:
Purchase payments received from contract owners (note 4)	282,214	397,707	415,490	1,285,597	854,511	713,302	124,444	94,071
Transfers between funds	(545,300)	(4,978,634)	919,540	8,249,299	1,447,048	14,155,550	(1,619,663)	(2,789,533)
Redemptions (notes 2, 3, and 4)	(334,214)	(344,525)	(1,492,822)	(852,246)	(2,263,550)	(773,006)	(1,562,698)	(1,646,014)
Adjustments to maintain reserves	(578)	(533)	(1,443)	(1,101)	(2,465)	(1,016)	(1,827)	(1,727)

Net equity transactions	(597,878)	(4,925,985)	(159,235)	8,681,549	35,544	14,094,830	(3,059,744)	(4,343,203)

Net change in contract owners’ equity	(491,321)	(3,933,300)	2,501,782	11,448,877	2,107,624	15,786,824	(2,320,748)	(1,081,597)
Contract owners’ equity at beginning of period	7,141,828	11,075,128	19,850,931	8,402,054	25,161,468	9,374,644	21,929,533	23,011,130

Contract owners’ equity at end of period	$6,650,507	7,141,828	22,352,713	19,850,931	27,269,092	25,161,468	19,608,785	21,929,533

CHANGE IN UNITS:
Beginning units	554,530	995,392	1,381,769	705,723	1,664,996	697,815	1,538,592	1,866,857
Units purchased	123,218	281,774	160,822	863,190	3,195,401	2,976,611	132,710	185,123
Units redeemed	(172,053)	(722,636)	(174,096)	(187,144)	(3,202,658)	(2,009,430)	(333,015)	(513,388)

Ending units	505,695	554,530	1,368,495	1,381,769	1,657,739	1,664,996	1,338,287	1,538,592

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVIG4		AMVM4		AMVNW4		AMVUA4
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$527,601	428,003	945,507	663,030	990,255	930,413	809,663	694,526
Realized gain (loss) on investments	(1,179,657)	(3,078,249)	(828,757)	(943,064)	869,654	(110,593)	(194,982)	(2,491,921)
Change in unrealized gain (loss) on investments	1,163,149	4,950,240	(51,956)	807,448	2,680,473	9,764,506	(507,706)	2,134,127
Reinvested capital gains	-	-	-	-	390,074	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	511,093	2,299,994	64,794	527,414	4,930,456	10,584,326	106,975	336,732

Equity transactions:
Purchase payments received from contract owners (note 4)	771,080	587,325	121,591	148,576	1,656,500	1,561,066	1,594,314	344,918
Transfers between funds	2,913,890	5,104,425	4,225,134	4,582,364	825,896	6,819,451	1,917,872	(2,912,935)
Redemptions (notes 2, 3, and 4)	(1,391,778)	(1,000,433)	(1,189,614)	(639,683)	(4,188,450)	(4,712,905)	(1,899,922)	(2,330,610)
Adjustments to maintain reserves	(2,034)	(1,391)	(428)	(436)	(4,822)	(4,577)	(784)	(758)

Net equity transactions	2,291,158	4,689,926	3,156,683	4,090,821	(1,710,876)	3,663,035	1,611,480	(4,899,385)

Net change in contract owners’ equity	2,802,251	6,989,920	3,221,477	4,618,235	3,219,580	14,247,361	1,718,455	(4,562,653)
Contract owners’ equity at beginning of period	19,487,699	12,497,779	18,534,783	13,916,548	80,677,560	66,430,199	19,326,318	23,888,971

Contract owners’ equity at end of period	$22,289,950	19,487,699	21,756,260	18,534,783	83,897,140	80,677,560	21,044,773	19,326,318

CHANGE IN UNITS:
Beginning units	1,674,304	1,241,385	1,657,836	1,289,300	4,908,028	4,678,780	1,807,947	2,293,198
Units purchased	545,885	946,501	1,112,748	875,575	1,399,222	1,641,245	852,519	2,106,042
Units redeemed	(362,470)	(513,582)	(831,203)	(507,039)	(1,505,516)	(1,411,997)	(700,400)	(2,591,293)

Ending units	1,857,719	1,674,304	1,939,381	1,657,836	4,801,734	4,908,028	1,960,066	1,807,947

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AVPAP2		AVRBP2		AVRGP2		AVRIP2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$156,554	131,062	33,414	34,589	182	181	481	563
Realized gain (loss) on investments	(54,420)	(222,354)	(81,409)	(40,083)	-	2,114	(33)	(40)
Change in unrealized gain (loss) on investments	702,744	(56,998)	296,577	(56,522)	8,161	4,931	(605)	(940)
Reinvested capital gains	102,637	839,424	-	241,714	-	7,117	-	2,543

Net increase (decrease) in contract owners’ equity resulting from operations	907,515	691,134	248,582	179,698	8,343	14,343	(157)	2,126

Equity transactions:
Purchase payments received from contract owners (note 4)	385,844	886,286	296,829	31,732	-	-	-	-
Transfers between funds	7,060,952	(1,135,254)	59,433	58,221	-	-	-	-
Redemptions (notes 2, 3, and 4)	(885,339)	(287,177)	(327,286)	(434,041)	-	(114,024)	(142)	(151)
Adjustments to maintain reserves	(1,979)	(1,632)	(124)	(164)	-	1	-	-

Net equity transactions	6,559,478	(537,777)	28,852	(344,252)	-	(114,023)	(142)	(151)

Net change in contract owners’ equity	7,466,993	153,357	277,434	(164,554)	8,343	(99,680)	(299)	1,975
Contract owners’ equity at beginning of period	7,174,724	7,021,367	1,905,402	2,069,956	35,503	135,183	36,239	34,264

Contract owners’ equity at end of period	$14,641,717	7,174,724	2,182,836	1,905,402	43,846	35,503	35,940	36,239

CHANGE IN UNITS:
Beginning units	456,028	490,069	117,601	139,642	1,541	7,248	3,380	3,395
Units purchased	437,651	90,359	47,295	53,760	-	7	-	-
Units redeemed	(93,066)	(124,400)	(47,784)	(75,801)	-	(5,714)	(13)	(15)

Ending units	800,613	456,028	117,112	117,601	1,541	1,541	3,367	3,380

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIHYB2		PIVB2		PIVEI2		PIVF2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$64,302	69,195	1,267,543	825,113	95,942	71,228	58,894	47,645
Realized gain (loss) on investments	97,568	(15,400)	(1,158,727)	(1,207,812)	(553,282)	(550,400)	1,225,952	(2,041,140)
Change in unrealized gain (loss) on investments	(91,218)	123,075	744,775	1,860,204	61,934	468,278	407,055	3,809,340
Reinvested capital gains	-	-	-	-	932,022	341,438	525,940	397,321

Net increase (decrease) in contract owners’ equity resulting from operations	70,652	176,870	853,591	1,477,505	536,616	330,544	2,217,841	2,213,166

Equity transactions:
Purchase payments received from contract owners (note 4)	23,039	33	228,179	228,898	81,981	51,239	627,777	118,835
Transfers between funds	(1,849,001)	2,391,325	9,537,741	3,675,914	(638,346)	(681,742)	6,854,042	(3,522,718)
Redemptions (notes 2, 3, and 4)	(52,702)	(79,894)	(1,862,231)	(2,325,810)	(108,706)	(141,821)	(563,349)	(571,262)
Adjustments to maintain reserves	(36)	(101)	(660)	3,303	(44)	(47)	(931)	(624)

Net equity transactions	(1,878,700)	2,311,363	7,903,029	1,582,305	(665,115)	(772,371)	6,917,539	(3,975,769)

Net change in contract owners’ equity	(1,808,048)	2,488,233	8,756,620	3,059,810	(128,499)	(441,827)	9,135,380	(1,762,603)
Contract owners’ equity at beginning of period	3,050,422	562,189	23,874,506	20,814,696	4,074,963	4,516,790	7,747,417	9,510,020

Contract owners’ equity at end of period	$1,242,374	3,050,422	32,631,126	23,874,506	3,946,464	4,074,963	16,882,797	7,747,417

CHANGE IN UNITS:
Beginning units	123,137	24,990	1,336,414	1,263,107	102,102	124,181	154,507	233,674
Units purchased	63,672	381,456	817,687	1,015,132	114,431	42,680	199,365	87,765
Units redeemed	(139,912)	(283,309)	(376,234)	(941,825)	(127,109)	(64,759)	(89,136)	(166,932)

Ending units	46,897	123,137	1,777,867	1,336,414	89,424	102,102	264,736	154,507

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIVMV2		PIVSI2		BRVCA3		BRVED3
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$111,446	82,138	474,381	415,443	-	-	568,856	436,333
Realized gain (loss) on investments	(186,554)	(723,571)	(845,425)	(677,260)	-	-	(901,851)	(1,344,693)
Change in unrealized gain (loss) on investments	234,147	535,733	743,993	1,132,139	(1,508)	2,519	865,881	2,458,153
Reinvested capital gains	389,237	552,883	-	-	4,409	452	1,815,314	1,151,256

Net increase (decrease) in contract owners’ equity resulting from operations	548,276	447,183	372,949	870,322	2,901	2,971	2,348,200	2,701,049

Equity transactions:
Purchase payments received from contract owners (note 4)	172,396	194,389	249,612	127,877	-	1	831,217	565,932
Transfers between funds	255,080	591,203	454,829	(292,617)	-	-	(626,754)	(3,431,086)
Redemptions (notes 2, 3, and 4)	(350,126)	(555,375)	(854,414)	(583,566)	-	-	(2,862,462)	(1,506,927)
Adjustments to maintain reserves	(587)	(315)	(553)	(824)	1	(1)	(2,748)	(2,225)

Net equity transactions	76,763	229,902	(150,526)	(749,130)	1	-	(2,660,747)	(4,374,306)

Net change in contract owners’ equity	625,039	677,085	222,423	121,192	2,902	2,971	(312,547)	(1,673,257)
Contract owners’ equity at beginning of period	5,240,318	4,563,233	11,364,829	11,243,637	9,086	6,115	24,242,690	25,915,947

Contract owners’ equity at end of period	$5,865,357	5,240,318	11,587,252	11,364,829	11,988	9,086	23,930,143	24,242,690

CHANGE IN UNITS:
Beginning units	156,297	146,844	591,565	644,350	183	183	763,053	906,111
Units purchased	101,110	161,765	286,336	307,545	-	-	141,669	142,297
Units redeemed	(94,226)	(152,312)	(302,273)	(360,330)	-	-	(211,376)	(285,355)

Ending units	163,181	156,297	575,628	591,565	183	183	693,346	763,053

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVHY3		BRVTR3		BVLCC3		BVLCV3
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,116,791	2,356,602	1,666,356	1,101,239	45,300	50,062	129,646	108,655
Realized gain (loss) on investments	1,757,717	(539,171)	(2,280,321)	(1,468,298)	979,104	(1,099,320)	229,421	(263,151)
Change in unrealized gain (loss) on investments	(1,623,277)	2,564,505	1,147,785	1,992,676	163,499	3,051,886	(326,675)	828,398
Reinvested capital gains	-	-	-	-	1,061,668	-	1,366,253	317,143

Net increase (decrease) in contract owners’ equity resulting from operations	3,251,231	4,381,936	533,820	1,625,617	2,249,571	2,002,628	1,398,645	991,045

Equity transactions:
Purchase payments received from contract owners (note 4)	546,043	758,747	1,410,565	2,189,287	2,759,439	95,605	648,609	168,792
Transfers between funds	(13,821,285)	25,107,485	5,442,381	10,483,040	(1,445,585)	(566,799)	584,958	47,543
Redemptions (notes 2, 3, and 4)	(2,412,374)	(5,709,322)	(4,324,234)	(1,732,089)	(856,014)	(834,776)	(1,107,050)	(420,188)
Adjustments to maintain reserves	(14,705)	(2,216)	22,751	(2,887)	(388)	(382)	(1,916)	(1,333)

Net equity transactions	(15,702,321)	20,154,694	2,551,463	10,937,351	457,452	(1,306,352)	124,601	(205,186)

Net change in contract owners’ equity	(12,451,090)	24,536,630	3,085,283	12,562,968	2,707,023	696,276	1,523,246	785,859
Contract owners’ equity at beginning of period	53,364,601	28,827,971	36,233,617	23,670,649	8,893,829	8,197,553	8,277,056	7,491,197

Contract owners’ equity at end of period	$40,913,511	53,364,601	39,318,900	36,233,617	11,600,852	8,893,829	9,800,302	8,277,056

CHANGE IN UNITS:
Beginning units	2,994,709	1,797,112	3,005,080	2,075,958	211,797	245,278	265,352	269,351
Units purchased	1,959,995	4,923,630	1,842,738	1,699,632	138,320	108,191	83,936	74,139
Units redeemed	(2,847,259)	(3,726,033)	(1,622,998)	(770,510)	(130,430)	(141,672)	(72,603)	(78,138)

Ending units	2,107,445	2,994,709	3,224,820	3,005,080	219,687	211,797	276,685	265,352

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BVLFG3		MLVGA3		DSIF		DSRG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	369,053	660,174	476,939	499,950	42,711	55,309
Realized gain (loss) on investments	2,349,911	(523,393)	(345,705)	(463,414)	1,280,047	990,587	(262,531)	(648,623)
Change in unrealized gain (loss) on investments	1,257,098	5,107,638	225,592	2,699,770	5,750,093	5,998,933	1,910,138	1,341,280
Reinvested capital gains	1,559,447	316,320	1,999,253	-	3,162,935	1,446,487	50,913	888,854

Net increase (decrease) in contract owners’ equity resulting from operations	5,166,456	4,900,565	2,248,193	2,896,530	10,670,014	8,935,957	1,741,231	1,636,820

Equity transactions:
Purchase payments received from contract owners (note 4)	361,400	2,536,822	172,534	617,742	394,071	474,751	69,011	27,204
Transfers between funds	(3,290,594)	7,036,151	(2,441,205)	5,528,255	(2,808,335)	2,579,511	177,801	(626,345)
Redemptions (notes 2, 3, and 4)	(1,260,680)	(1,130,842)	(1,981,645)	(1,763,240)	(2,598,100)	(2,145,095)	(368,972)	(302,071)
Adjustments to maintain reserves	(1,956)	(1,682)	(1,219)	(867)	(3,225)	(3,327)	(623)	(462)

Net equity transactions	(4,191,830)	8,440,449	(4,251,535)	4,381,890	(5,015,589)	905,840	(122,783)	(901,674)

Net change in contract owners’ equity	974,626	13,341,014	(2,003,342)	7,278,420	5,654,425	9,841,797	1,618,448	735,146
Contract owners’ equity at beginning of period	19,855,592	6,514,578	27,300,367	20,021,947	44,678,560	34,836,763	7,772,248	7,037,102

Contract owners’ equity at end of period	$20,830,218	19,855,592	25,297,025	27,300,367	50,332,985	44,678,560	9,390,696	7,772,248

CHANGE IN UNITS:
Beginning units	388,893	188,811	1,396,020	1,150,276	1,192,010	1,149,640	156,376	174,061
Units purchased	134,752	498,163	52,115	542,671	300,516	523,480	44,199	33,806
Units redeemed	(216,601)	(298,081)	(257,379)	(296,927)	(375,020)	(481,110)	(45,573)	(51,491)

Ending units	307,044	388,893	1,190,756	1,396,020	1,117,506	1,192,010	155,002	156,376

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DVSCS		CVN1IF		CVSBF		CLVGT2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$402,784	332,143	1,586	-	187,141	125,467	-	-
Realized gain (loss) on investments	290,055	(2,326,539)	902	-	24,054	(138,123)	3,392,431	(6,118,047)
Change in unrealized gain (loss) on investments	(1,158,320)	4,866,973	(3,772)	-	1,282,306	1,018,383	935,043	12,930,851
Reinvested capital gains	789,093	1,733,893	31,179	-	192,812	30,056	2,397,136	1,283,666

Net increase (decrease) in contract owners’ equity resulting from operations	323,612	4,606,470	29,895	-	1,686,313	1,035,783	6,724,610	8,096,470

Equity transactions:
Purchase payments received from contract owners (note 4)	931,818	764,364	124,351	-	674,458	41,159	1,206,607	585,240
Transfers between funds	1,566,890	3,548,053	3,315,026	-	1,459,252	265,588	978,146	1,174,353
Redemptions (notes 2, 3, and 4)	(2,204,845)	(1,889,453)	(68,468)	-	(432,681)	(108,944)	(3,755,439)	(1,384,308)
Adjustments to maintain reserves	(1,957)	(1,094)	(14)	-	(1,439)	(1,130)	(4,626)	(4,512)

Net equity transactions	291,906	2,421,870	3,370,895	-	1,699,590	196,673	(1,575,312)	370,773

Net change in contract owners’ equity	615,518	7,028,340	3,400,790	-	3,385,903	1,232,456	5,149,298	8,467,243
Contract owners’ equity at beginning of period	37,730,230	30,701,890	-	-	7,583,764	6,351,308	28,625,333	20,158,090

Contract owners’ equity at end of period	$38,345,748	37,730,230	3,400,790	-	10,969,667	7,583,764	33,774,631	28,625,333

CHANGE IN UNITS:
Beginning units	792,217	736,455	-	-	394,668	384,644	291,286	293,881
Units purchased	1,312,268	303,790	326,397	-	185,303	122,136	125,146	194,174
Units redeemed	(1,330,865)	(248,028)	(6,434)	-	(101,504)	(112,112)	(166,168)	(196,769)

Ending units	773,620	792,217	319,963	-	478,467	394,668	250,264	291,286

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVLV1		CLVSI2		CLVSV1		CSCRS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	449,656	317,128	-	-	123,832	1,139,844
Realized gain (loss) on investments	1,010,169	1,713,668	137,855	142,121	574,010	(373,843)	(716,359)	(1,469,397)
Change in unrealized gain (loss) on investments	1,429,652	(706,590)	(135,808)	448,003	(198,297)	616,361	779,274	(213,658)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,439,821	1,007,078	451,703	907,252	375,713	242,518	186,747	(543,211)

Equity transactions:
Purchase payments received from contract owners (note 4)	380,396	511,819	26,569	155,143	69,641	45,264	142,158	119,409
Transfers between funds	(3,186,014)	(3,754,359)	1,352,533	1,601,280	5,805,985	(1,228,971)	(581,806)	(834,683)
Redemptions (notes 2, 3, and 4)	(1,027,545)	(2,392,442)	(1,230,023)	(1,975,934)	(430,463)	(231,993)	(333,531)	(362,345)
Adjustments to maintain reserves	(2,937)	(2,390)	(928)	(675)	(221)	(132)	(503)	(535)

Net equity transactions	(3,836,100)	(5,637,372)	148,151	(220,186)	5,444,942	(1,415,832)	(773,682)	(1,078,154)

Net change in contract owners’ equity	(1,396,279)	(4,630,294)	599,854	687,066	5,820,655	(1,173,314)	(586,935)	(1,621,365)
Contract owners’ equity at beginning of period	20,115,865	24,746,159	10,214,383	9,527,317	3,266,867	4,440,181	4,524,009	6,145,374

Contract owners’ equity at end of period	$18,719,586	20,115,865	10,814,237	10,214,383	9,087,522	3,266,867	3,937,074	4,524,009

CHANGE IN UNITS:
Beginning units	611,128	770,836	811,664	825,628	116,580	176,382	612,249	756,908
Units purchased	133,913	172,994	205,613	440,454	378,804	132,690	315,061	408,903
Units redeemed	(232,243)	(332,702)	(194,301)	(454,418)	(211,633)	(192,492)	(422,819)	(553,562)

Ending units	512,798	611,128	822,976	811,664	283,751	116,580	504,491	612,249

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DWVSVS		DFVEA		DFVGB		DFVGMI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$93,727	58,131	1,721,632	1,344,214	5,759,634	4,207,288	2,289,573	1,835,889
Realized gain (loss) on investments	160,062	(67,212)	4,122,555	1,965,412	(866,201)	(1,651,823)	1,836,506	806,871
Change in unrealized gain (loss) on investments	286,108	415,715	6,909,806	7,420,574	1,166,779	2,834,248	5,203,130	6,656,024
Reinvested capital gains	352,060	389,628	1,320,995	1,570,267	-	-	557,684	853,403

Net increase (decrease) in contract owners’ equity resulting from operations	891,957	796,262	14,074,988	12,300,467	6,060,212	5,389,713	9,886,893	10,152,187

Equity transactions:
Purchase payments received from contract owners (note 4)	274,768	311,441	1,819,770	1,302,520	2,125,843	3,026,657	2,460,740	3,802,048
Transfers between funds	85,196	629,441	24,917,887	12,502,611	11,224,306	(2,997,658)	9,297,857	6,114,829
Redemptions (notes 2, 3, and 4)	(1,451,644)	(822,150)	(5,540,662)	(5,916,827)	(9,360,395)	(7,758,846)	(6,755,379)	(5,223,041)
Adjustments to maintain reserves	(688)	(650)	(2,320)	(1,601)	(4,675)	(4,681)	(4,388)	(4,194)

Net equity transactions	(1,092,368)	118,082	21,194,675	7,886,703	3,985,079	(7,734,528)	4,998,830	4,689,642

Net change in contract owners’ equity	(200,411)	914,344	35,269,663	20,187,170	10,045,291	(2,344,815)	14,885,723	14,841,829
Contract owners’ equity at beginning of period	9,629,099	8,714,755	78,840,673	58,653,503	115,005,516	117,350,331	82,714,408	67,872,579

Contract owners’ equity at end of period	$9,428,688	9,629,099	114,110,336	78,840,673	125,050,807	115,005,516	97,600,131	82,714,408

CHANGE IN UNITS:
Beginning units	533,577	527,833	4,799,075	4,274,629	10,175,792	10,826,038	4,857,271	4,556,832
Units purchased	133,727	148,411	2,324,172	1,326,845	2,176,272	1,880,365	991,720	940,761
Units redeemed	(195,651)	(142,667)	(1,067,058)	(802,399)	(1,817,379)	(2,530,611)	(715,835)	(640,322)

Ending units	471,653	533,577	6,056,189	4,799,075	10,534,685	10,175,792	5,133,156	4,857,271

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVIS		DFVIV		DFVSTF		DFVULV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,373,675	2,004,359	5,502,986	5,835,433	6,369,188	4,455,488	3,347,872	3,366,271
Realized gain (loss) on investments	587,378	(1,303,698)	3,603,312	123,075	924,860	247,812	10,106,237	4,562,741
Change in unrealized gain (loss) on investments	(2,534,843)	8,375,918	(3,447,299)	13,020,388	(381,208)	946,206	(10,508,439)	7,036,341
Reinvested capital gains	2,017,745	-	3,061,729	1,236,569	-	-	19,674,524	2,352,050

Net increase (decrease) in contract owners’ equity resulting from operations	2,443,955	9,076,579	8,720,728	20,215,465	6,912,840	5,649,506	22,620,194	17,317,403

Equity transactions:
Purchase payments received from contract owners (note 4)	896,543	1,049,484	2,328,865	1,574,829	1,831,344	2,172,329	5,082,154	2,376,834
Transfers between funds	1,364,113	(458,643)	5,815,268	5,544,943	22,971,039	11,354,338	(2,462,264)	(2,881,442)
Redemptions (notes 2, 3, and 4)	(4,538,821)	(3,714,063)	(7,433,301)	(6,706,108)	(14,351,462)	(8,571,660)	(13,668,170)	(8,579,115)
Adjustments to maintain reserves	(2,524)	(2,592)	(9,597)	(7,689)	(4,658)	(4,632)	(11,267)	(10,940)

Net equity transactions	(2,280,689)	(3,125,814)	701,235	405,975	10,446,263	4,950,375	(11,059,547)	(9,094,663)

Net change in contract owners’ equity	163,266	5,950,765	9,421,963	20,621,440	17,359,103	10,599,881	11,560,647	8,222,740
Contract owners’ equity at beginning of period	73,736,858	67,786,093	137,354,855	116,733,415	127,488,136	116,888,255	180,212,923	171,990,183

Contract owners’ equity at end of period	$73,900,124	73,736,858	146,776,818	137,354,855	144,847,239	127,488,136	191,773,570	180,212,923

CHANGE IN UNITS:
Beginning units	4,308,866	4,505,732	8,886,798	8,808,658	11,803,990	11,322,607	7,919,260	8,288,849
Units purchased	800,920	780,179	2,016,439	2,404,966	5,663,859	4,701,097	1,729,082	1,808,259
Units redeemed	(916,867)	(977,045)	(1,934,786)	(2,326,826)	(4,699,666)	(4,219,714)	(2,153,909)	(2,177,848)

Ending units	4,192,919	4,308,866	8,968,451	8,886,798	12,768,183	11,803,990	7,494,433	7,919,260

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVUTV		ETVFR		FHIB		FVK2S
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,919,263	1,853,176	3,721,108	4,634,001	767,497	611,488	12,860	-
Realized gain (loss) on investments	6,078,444	3,429,124	(491,148)	(2,201,274)	(396,682)	(856,373)	53,483	(757,020)
Change in unrealized gain (loss) on investments	(6,965,051)	10,766,341	244,803	3,530,325	324,443	1,661,572	157,985	937,181
Reinvested capital gains	11,742,348	10,011,417	-	-	-	-	59,972	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,775,004	26,060,058	3,474,763	5,963,052	695,258	1,416,687	284,300	180,161

Equity transactions:
Purchase payments received from contract owners (note 4)	4,011,066	2,794,682	368,676	699,187	145,355	68,002	45,182	165,742
Transfers between funds	9,854,526	9,181,376	(4,344,046)	(14,304,612)	(1,852,607)	1,976,054	(296,937)	(661,135)
Redemptions (notes 2, 3, and 4)	(12,528,447)	(7,704,428)	(2,922,680)	(4,087,562)	(863,001)	(707,729)	(266,733)	(384,383)
Adjustments to maintain reserves	(9,264)	(8,289)	(2,758)	(2,593)	(99)	(210)	(378)	(592)

Net equity transactions	1,327,881	4,263,341	(6,900,808)	(17,695,580)	(2,570,352)	1,336,117	(518,866)	(880,368)

Net change in contract owners’ equity	14,102,885	30,323,399	(3,426,045)	(11,732,528)	(1,875,094)	2,752,804	(234,566)	(700,207)
Contract owners’ equity at beginning of period	159,831,795	129,508,396	48,946,189	60,678,717	12,990,753	10,237,949	1,833,945	2,534,152

Contract owners’ equity at end of period	$173,934,680	159,831,795	45,520,144	48,946,189	11,115,659	12,990,753	1,599,379	1,833,945

CHANGE IN UNITS:
Beginning units	6,382,585	6,108,382	3,034,155	4,168,182	430,056	389,883	60,091	100,294
Units purchased	1,855,675	1,774,712	780,214	1,905,585	191,789	237,606	7,730	53,191
Units redeemed	(1,693,762)	(1,500,509)	(1,190,277)	(3,039,612)	(274,716)	(197,433)	(22,823)	(93,394)

Ending units	6,544,498	6,382,585	2,624,092	3,034,155	347,129	430,056	44,998	60,091

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVU2		FB2		FC2		FDCA2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$227,460	144,663	939,211	659,770	16,111	102,918	52	94
Realized gain (loss) on investments	(52,214)	(154,558)	(429,821)	(785,325)	3,211,259	1,333,771	406	97
Change in unrealized gain (loss) on investments	1,320,031	736,228	5,456,372	6,208,809	3,897,741	7,352,855	18,165	16,491
Reinvested capital gains	-	-	1,684,864	1,308,760	7,733,422	1,397,647	4,603	4,053

Net increase (decrease) in contract owners’ equity resulting from operations	1,495,277	726,333	7,650,626	7,392,014	14,858,533	10,187,191	23,226	20,735

Equity transactions:
Purchase payments received from contract owners (note 4)	78,012	337,953	5,363,314	2,038,248	2,142,404	846,594	-	-
Transfers between funds	1,173,041	420,792	4,514,370	9,079,629	12,717,695	3,846,401	-	-
Redemptions (notes 2, 3, and 4)	(368,249)	(455,084)	(5,102,769)	(4,329,362)	(6,004,480)	(1,963,075)	(1,068)	(413)
Adjustments to maintain reserves	(960)	(146)	(8,221)	(5,893)	(7,174)	(4,779)	-	(1)

Net equity transactions	881,844	303,515	4,766,694	6,782,622	8,848,445	2,725,141	(1,068)	(414)

Net change in contract owners’ equity	2,377,121	1,029,848	12,417,320	14,174,636	23,706,978	12,912,332	22,158	20,321
Contract owners’ equity at beginning of period	8,903,138	7,873,290	47,534,631	33,359,995	42,713,497	29,801,165	92,712	72,391

Contract owners’ equity at end of period	$11,280,259	8,903,138	59,951,951	47,534,631	66,420,475	42,713,497	114,870	92,712

CHANGE IN UNITS:
Beginning units	279,677	269,302	1,576,150	1,377,766	1,021,768	947,607	1,851	1,860
Units purchased	86,274	44,294	545,687	862,436	756,219	349,803	4	-
Units redeemed	(38,031)	(33,919)	(394,346)	(664,052)	(618,102)	(275,642)	(23)	(9)

Ending units	327,920	279,677	1,727,491	1,576,150	1,159,885	1,021,768	1,832	1,851

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FDSCS2		FEI2		FEMS2		FG2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$265,444	144,926	272,792	198,508	36,587	-	-	1,298
Realized gain (loss) on investments	(163,157)	(1,092,390)	(78,564)	(147,602)	(27,389)	-	9,777,191	(2,009,521)
Change in unrealized gain (loss) on investments	3,057,471	4,260,596	708,038	641,264	(318,842)	-	(12,227,352)	11,876,630
Reinvested capital gains	191,867	-	1,003,284	340,638	-	-	20,587,217	2,546,284

Net increase (decrease) in contract owners’ equity resulting from operations	3,351,625	3,313,132	1,905,550	1,032,808	(309,644)	-	18,137,056	12,414,691

Equity transactions:
Purchase payments received from contract owners (note 4)	1,289,727	1,339,674	230,521	902,755	377,075	-	2,020,620	1,010,926
Transfers between funds	10,400,072	4,817,123	3,699,542	1,207,682	3,466,567	-	26,017,169	22,398,950
Redemptions (notes 2, 3, and 4)	(1,726,840)	(926,398)	(394,297)	(412,410)	(70,159)	-	(8,126,403)	(3,757,263)
Adjustments to maintain reserves	(2,635)	(1,796)	(1,181)	(619)	(360)	-	(5,956)	(4,672)

Net equity transactions	9,960,324	5,228,603	3,534,585	1,697,408	3,773,123	-	19,905,430	19,647,941

Net change in contract owners’ equity	13,311,949	8,541,735	5,440,135	2,730,216	3,463,479	-	38,042,486	32,062,632
Contract owners’ equity at beginning of period	20,897,450	12,355,715	11,875,393	9,145,177	-	-	59,493,301	27,430,669

Contract owners’ equity at end of period	$34,209,399	20,897,450	17,315,528	11,875,393	3,463,479	-	97,535,787	59,493,301

CHANGE IN UNITS:
Beginning units	647,482	455,809	346,412	294,187	-	-	1,005,542	637,230
Units purchased	501,682	393,667	178,480	140,520	791,420	-	968,888	822,136
Units redeemed	(249,985)	(201,994)	(78,642)	(88,295)	(459,861)	-	(757,555)	(453,824)

Ending units	899,179	647,482	446,250	346,412	331,559	-	1,216,875	1,005,542

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FGI2		FGO2		FHI2		FIGBP2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$184,274	133,215	-	-	2,670,499	541,750	4,163,185	2,166,806
Realized gain (loss) on investments	347,275	375,392	(2,377,325)	(8,190,544)	317,832	(278,805)	(2,736,748)	(4,791,837)
Change in unrealized gain (loss) on investments	714,583	662,196	16,617,704	20,433,307	(2,119,560)	245,315	484,912	7,608,223
Reinvested capital gains	973,459	348,381	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,219,591	1,519,184	14,240,379	12,242,763	868,771	508,260	1,911,349	4,983,192

Equity transactions:
Purchase payments received from contract owners (note 4)	666,796	751,990	1,302,122	853,215	31,118,640	369,805	2,466,112	1,509,721
Transfers between funds	3,364,434	(219,049)	2,576,551	(378,030)	(1,430,952)	3,800,829	40,112,831	13,807,402
Redemptions (notes 2, 3, and 4)	(547,540)	(1,193,783)	(3,261,310)	(2,858,513)	(689,433)	(499,350)	(8,273,967)	(5,324,591)
Adjustments to maintain reserves	(3,019)	(1,502)	(1,798)	(1,587)	(17)	(9)	(3,831)	(2,583)

Net equity transactions	3,480,671	(662,344)	615,565	(2,384,915)	28,998,238	3,671,275	34,301,145	9,989,949

Net change in contract owners’ equity	5,700,262	856,840	14,855,944	9,857,848	29,867,009	4,179,535	36,212,494	14,973,141
Contract owners’ equity at beginning of period	9,599,400	8,742,560	37,635,684	27,777,836	9,786,830	5,607,295	92,701,100	77,727,959

Contract owners’ equity at end of period	$15,299,662	9,599,400	52,491,628	37,635,684	39,653,839	9,786,830	128,913,594	92,701,100

CHANGE IN UNITS:
Beginning units	259,092	249,336	518,626	584,995	571,355	361,056	6,884,721	6,113,831
Units purchased	144,884	293,157	187,669	276,351	3,164,266	1,079,151	4,296,893	2,907,247
Units redeemed	(65,674)	(283,401)	(181,099)	(342,720)	(1,603,749)	(868,852)	(1,748,905)	(2,136,357)

Ending units	338,302	259,092	525,196	518,626	2,131,872	571,355	9,432,709	6,884,721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FMC2		FNRS2		FO2		FRESS2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$71,568	42,685	381,865	386,367	119,361	74,149	241,545	177,043
Realized gain (loss) on investments	(496,074)	223,818	585,192	493,625	547,819	(9,140)	(984,830)	(787,612)
Change in unrealized gain (loss) on investments	424,916	886,878	(383,257)	(1,207,195)	(482,666)	1,427,881	1,043,029	904,841
Reinvested capital gains	2,624,104	316,593	-	-	380,636	24,844	-	381,499

Net increase (decrease) in contract owners’ equity resulting from operations	2,624,514	1,469,974	583,800	(327,203)	565,150	1,517,734	299,744	675,771

Equity transactions:
Purchase payments received from contract owners (note 4)	702,762	439,889	387,029	495,419	109,305	132,364	48,394	64,576
Transfers between funds	7,087,337	1,030,090	3,743,171	(2,036,465)	(1,517,004)	2,496,412	(1,983,132)	(144,526)
Redemptions (notes 2, 3, and 4)	(998,448)	(892,357)	(909,056)	(696,172)	(1,126,341)	(299,933)	(488,909)	(730,658)
Adjustments to maintain reserves	(984)	(1,017)	(1,196)	(1,386)	(595)	(656)	(235)	(207)

Net equity transactions	6,790,667	576,605	3,219,948	(2,238,604)	(2,534,635)	2,328,187	(2,423,882)	(810,815)

Net change in contract owners’ equity	9,415,181	2,046,579	3,803,748	(2,565,807)	(1,969,485)	3,845,921	(2,124,138)	(135,044)
Contract owners’ equity at beginning of period	11,582,582	9,536,003	14,085,467	16,651,274	9,894,869	6,048,948	8,074,179	8,209,223

Contract owners’ equity at end of period	$20,997,763	11,582,582	17,889,215	14,085,467	7,925,384	9,894,869	5,950,041	8,074,179

CHANGE IN UNITS:
Beginning units	394,561	378,867	475,080	565,587	482,219	354,967	340,821	383,820
Units purchased	362,657	192,190	522,631	371,956	130,349	405,930	82,343	143,316
Units redeemed	(156,956)	(176,496)	(417,645)	(462,463)	(243,210)	(278,678)	(184,490)	(186,315)

Ending units	600,262	394,561	580,066	475,080	369,358	482,219	238,674	340,821

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FV2		FVF202		FVF502		FVF602
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$266,360	181,007	509	491	-	3	17,889	17,890
Realized gain (loss) on investments	576,173	26,843	-	-	-	(121)	(438)	(903)
Change in unrealized gain (loss) on investments	(1,016,287)	1,479,495	239	539	-	138	63,169	88,644
Reinvested capital gains	2,281,977	612,850	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,108,223	2,300,195	748	1,030	-	20	80,620	105,631

Equity transactions:
Purchase payments received from contract owners (note 4)	451,551	419,911	-	-	-	-	-	-
Transfers between funds	3,534,293	2,378,121	-	-	-	(1,066)	-	-
Redemptions (notes 2, 3, and 4)	(1,353,017)	(849,068)	-	-	-	-	(4,256)	(3,852)
Adjustments to maintain reserves	(1,475)	(1,261)	1	-	-	-	1	(1)

Net equity transactions	2,631,352	1,947,703	1	-	-	(1,066)	(4,255)	(3,853)

Net change in contract owners’ equity	4,739,575	4,247,898	749	1,030	-	(1,046)	76,365	101,778
Contract owners’ equity at beginning of period	18,245,244	13,997,346	13,878	12,848	-	1,046	853,864	752,086

Contract owners’ equity at end of period	$22,984,819	18,245,244	14,627	13,878	-	-	930,229	853,864

CHANGE IN UNITS:
Beginning units	462,762	421,157	956	956	-	59	38,623	38,808
Units purchased	228,174	322,404	-	-	-	-	-	-
Units redeemed	(170,124)	(280,799)	-	-	-	(59)	(178)	(185)

Ending units	520,812	462,762	956	956	-	-	38,445	38,623

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVF702		FVFI2		FVFRHI		FVICA2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$36	36	79,372	126,695	1,724,205	424,109	259,013	48,108
Realized gain (loss) on investments	-	-	(242,722)	(216,231)	317,570	25,498	176,656	542,429
Change in unrealized gain (loss) on investments	180	236	272,641	314,102	(639,963)	(90,867)	2,220,726	6,665,334
Reinvested capital gains	-	-	1,378	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	216	272	110,669	224,566	1,401,812	358,740	2,656,395	7,255,871

Equity transactions:
Purchase payments received from contract owners (note 4)	-	(2)	99,866	191,788	2,011,627	157,493	2,061,621	389,638
Transfers between funds	-	-	(567,963)	(278,147)	15,761,278	7,600,586	4,353,020	4,282,125
Redemptions (notes 2, 3, and 4)	-	(1)	(404,583)	(653,449)	(1,144,838)	(148,808)	(2,198,047)	(2,040,209)
Adjustments to maintain reserves	(1)	2	(285)	(287)	(516)	(111)	(3,185)	(2,541)

Net equity transactions	(1)	(1)	(872,965)	(740,095)	16,627,551	7,609,160	4,213,409	2,629,013

Net change in contract owners’ equity	215	271	(762,296)	(515,529)	18,029,363	7,967,900	6,869,804	9,884,884
Contract owners’ equity at beginning of period	2,018	1,747	2,988,997	3,504,526	7,967,900	-	36,456,858	26,571,974

Contract owners’ equity at end of period	$2,233	2,018	2,226,701	2,988,997	25,997,263	7,967,900	43,326,662	36,456,858

CHANGE IN UNITS:
Beginning units	83	83	232,272	292,991	739,041	-	1,337,122	1,249,400
Units purchased	-	-	70,444	52,255	3,347,901	869,114	732,207	672,169
Units redeemed	-	-	(136,391)	(112,974)	(1,864,550)	(130,073)	(595,496)	(584,447)

Ending units	83	83	166,325	232,272	2,222,392	739,041	1,473,833	1,337,122

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVSIS2		FVSS2		FVTV2		FEOVF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,629,662	1,719,027	79,452	38,702	531	535	654,169	-
Realized gain (loss) on investments	(569,605)	(168,235)	134,649	20,423	-	(1,141)	(624,840)	(826,327)
Change in unrealized gain (loss) on investments	1,380,654	1,723,975	(963,133)	394,424	1,855	4,757	2,059,151	2,005,557
Reinvested capital gains	-	-	1,350,075	158,476	277	-	258,589	2,928,467

Net increase (decrease) in contract owners’ equity resulting from operations	2,440,711	3,274,767	601,043	612,025	2,663	4,151	2,347,069	4,107,697

Equity transactions:
Purchase payments received from contract owners (note 4)	953,469	1,794,187	242,874	231,547	-	1	647,336	523,945
Transfers between funds	4,842,248	7,121,311	5,278,907	1,918,083	-	(9,361)	(3,320,278)	(4,454,413)
Redemptions (notes 2, 3, and 4)	(2,475,860)	(2,616,583)	(382,741)	(113,767)	(6)	(66)	(2,989,953)	(2,769,796)
Adjustments to maintain reserves	(3,034)	(2,141)	(279)	(80)	-	(1)	(3,152)	(3,163)

Net equity transactions	3,316,823	6,296,774	5,138,761	2,035,783	(6)	(9,427)	(5,666,047)	(6,703,427)

Net change in contract owners’ equity	5,757,534	9,571,541	5,739,804	2,647,808	2,657	(5,276)	(3,318,978)	(2,595,730)
Contract owners’ equity at beginning of period	41,131,024	31,559,483	4,734,701	2,086,893	27,175	32,451	39,977,933	42,573,663

Contract owners’ equity at end of period	$46,888,558	41,131,024	10,474,505	4,734,701	29,832	27,175	36,658,955	39,977,933

CHANGE IN UNITS:
Beginning units	2,674,101	2,228,813	126,984	67,260	1,485	2,020	1,621,186	1,869,648
Units purchased	854,419	946,124	174,814	108,104	-	3	224,602	303,364
Units redeemed	(641,690)	(500,836)	(39,717)	(48,380)	-	(538)	(451,537)	(551,826)

Ending units	2,886,830	2,674,101	262,081	126,984	1,485	1,485	1,394,251	1,621,186

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVGI2		FTVGR2		FTVIS2		FTVMS2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	86,285	110,838	1,001,965	984,227	46,256	45,402
Realized gain (loss) on investments	(129,136)	(263,796)	80,697	(725,947)	(439,504)	(552,724)	(95,828)	(71,461)
Change in unrealized gain (loss) on investments	(714,549)	516,376	(231,987)	1,150,246	697,988	(16,938)	259,982	114,569
Reinvested capital gains	-	-	-	-	82,092	1,193,198	48,102	208,974

Net increase (decrease) in contract owners’ equity resulting from operations	(843,685)	252,580	(65,005)	535,137	1,342,541	1,607,763	258,512	297,484

Equity transactions:
Purchase payments received from contract owners (note 4)	(14,922)	31,603	107,951	29,104	216,380	858,030	41,344	118,073
Transfers between funds	(746,293)	(1,695,934)	832,177	633,514	(510,818)	(1,587,428)	(327,782)	(23,112)
Redemptions (notes 2, 3, and 4)	(596,956)	(735,032)	(479,206)	(177,797)	(1,746,631)	(1,515,522)	(234,800)	(179,864)
Adjustments to maintain reserves	(226)	(237)	(199)	(280)	(1,013)	(1,052)	(421)	(300)

Net equity transactions	(1,358,397)	(2,399,600)	460,723	484,541	(2,042,082)	(2,245,972)	(521,659)	(85,203)

Net change in contract owners’ equity	(2,202,082)	(2,147,020)	395,718	1,019,678	(699,541)	(638,209)	(263,147)	212,281
Contract owners’ equity at beginning of period	8,453,586	10,600,606	4,780,983	3,761,305	19,817,272	20,455,481	2,416,983	2,204,702

Contract owners’ equity at end of period	$6,251,504	8,453,586	5,176,701	4,780,983	19,117,731	19,817,272	2,153,836	2,416,983

CHANGE IN UNITS:
Beginning units	542,174	697,093	192,001	173,545	628,131	710,771	82,515	79,574
Units purchased	52,046	72,781	87,056	152,089	67,409	99,595	14,768	37,652
Units redeemed	(140,885)	(227,700)	(69,669)	(133,633)	(128,457)	(182,235)	(29,026)	(34,711)

Ending units	453,335	542,174	209,388	192,001	567,083	628,131	68,257	82,515

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVRD2		FTVSI2		FTVUG2		GVBJJS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$185,525	193,771	463,222	413,381	209,474	158,014	25,191	-
Realized gain (loss) on investments	(192,410)	(1,732,103)	(683,119)	(237,163)	(51,833)	(201,837)	503	-
Change in unrealized gain (loss) on investments	992,270	1,376,343	609,124	582,243	(86,319)	302,210	(41,452)	-
Reinvested capital gains	882,719	2,223,869	-	-	-	-	94,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,868,104	2,061,880	389,227	758,461	71,322	258,387	78,888	-

Equity transactions:
Purchase payments received from contract owners (note 4)	668,170	739,440	445,761	253,401	1,542,097	517,267	-	-
Transfers between funds	(1,472,634)	4,713,774	(1,396,068)	1,235,632	2,072,170	(437,945)	922,489	-
Redemptions (notes 2, 3, and 4)	(1,594,387)	(1,318,949)	(712,251)	(664,646)	(1,248,761)	(624,900)	(15,547)	-
Adjustments to maintain reserves	(2,529)	(2,452)	(753)	(688)	(205)	(73)	(9)	-

Net equity transactions	(2,401,380)	4,131,813	(1,663,311)	823,699	2,365,301	(545,651)	906,933	-

Net change in contract owners’ equity	(533,276)	6,193,693	(1,274,084)	1,582,160	2,436,623	(287,264)	985,821	-
Contract owners’ equity at beginning of period	19,576,080	13,382,387	10,378,328	8,796,168	6,073,406	6,360,670	-	-

Contract owners’ equity at end of period	$19,042,804	19,576,080	9,104,244	10,378,328	8,510,029	6,073,406	985,821	-

CHANGE IN UNITS:
Beginning units	820,061	623,341	529,491	486,068	476,315	521,166	-	-
Units purchased	132,734	478,278	268,518	186,239	508,077	424,517	90,117	-
Units redeemed	(236,025)	(281,558)	(348,591)	(142,816)	(323,387)	(469,368)	(1,539)	-

Ending units	716,770	820,061	449,418	529,491	661,005	476,315	88,578	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVBMNS		GVBMSS		GVGMNS		GVMSA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,115	-	8,985	-	-	-	143,815	403,301
Realized gain (loss) on investments	5	-	234	-	-	(27,475)	(71,606)	69,854
Change in unrealized gain (loss) on investments	(9,110)	-	(30,058)	-	-	34,086	122,492	(27,556)
Reinvested capital gains	11,944	-	34,425	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,954	-	13,586	-	-	6,611	194,701	445,599

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	47,077	373,565
Transfers between funds	114,846	-	249,852	-	-	(103,106)	(663,065)	261,664
Redemptions (notes 2, 3, and 4)	(149)	-	(1,750)	-	-	(62,944)	(448,943)	(420,049)
Adjustments to maintain reserves	-	-	(7)	-	-	-	(689)	(686)

Net equity transactions	114,697	-	248,095	-	-	(166,050)	(1,065,620)	214,494

Net change in contract owners’ equity	121,651	-	261,681	-	-	(159,439)	(870,919)	660,093
Contract owners’ equity at beginning of period	-	-	-	-	-	159,439	6,439,680	5,779,587

Contract owners’ equity at end of period	$121,651	-	261,681	-	-	-	5,568,761	6,439,680

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	12,905	575,011	555,068
Units purchased	12,478	-	24,025	-	-	-	104,746	208,334
Units redeemed	(1,619)	-	(668)	-	-	(12,905)	(197,370)	(188,391)

Ending units	10,859	-	23,357	-	-	-	482,387	575,011

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVFRB		GVR2XS		GVRUGM		GVTRBE
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,307,280	968,826	29,846	1,572	2,621	5,417	3,538,095	2,924,887
Realized gain (loss) on investments	545,208	1,182,407	153,845	129,346	-	-	(2,949,865)	(3,074,859)
Change in unrealized gain (loss) on investments	(885,468)	767,067	(219,042)	64,817	-	-	2,296,399	5,423,020
Reinvested capital gains	-	-	44,891	-	17	1	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,967,020	2,918,300	9,540	195,735	2,638	5,418	2,884,629	5,273,048

Equity transactions:
Purchase payments received from contract owners (note 4)	619,747	380,240	40,127	11,849	-	(71)	3,105,403	1,314,467
Transfers between funds	(2,053,994)	5,672,494	(758,246)	2,155,805	-	-	10,473,983	14,163,264
Redemptions (notes 2, 3, and 4)	(3,076,724)	(1,992,752)	(81,685)	(33,675)	(242)	(228,125)	(6,094,622)	(6,003,333)
Adjustments to maintain reserves	(1,027)	(992)	(677)	(78)	1	(2)	(4,183)	(2,997)

Net equity transactions	(4,511,998)	4,058,990	(800,481)	2,133,901	(241)	(228,198)	7,480,581	9,471,401

Net change in contract owners’ equity	(2,544,978)	6,977,290	(790,941)	2,329,636	2,397	(222,780)	10,365,210	14,744,449
Contract owners’ equity at beginning of period	31,342,989	24,365,699	2,841,631	511,995	67,810	290,590	86,407,296	71,662,847

Contract owners’ equity at end of period	$28,798,011	31,342,989	2,050,690	2,841,631	70,207	67,810	96,772,506	86,407,296

CHANGE IN UNITS:
Beginning units	2,200,360	1,898,099	133,901	29,434	5,767	25,626	5,781,673	5,126,246
Units purchased	886,509	3,388,228	2,691,894	963,639	-	15,303	1,864,826	2,150,687
Units redeemed	(1,196,152)	(3,085,967)	(2,736,952)	(859,172)	(20)	(35,162)	(1,343,517)	(1,495,260)

Ending units	1,890,717	2,200,360	88,843	133,901	5,747	5,767	6,302,982	5,781,673

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RAF		RBF		RBKF		RBMF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$55,289	3,671	-	-	19,724	23,557	18,954	(19)
Realized gain (loss) on investments	(99,143)	(1,025,202)	(139,429)	(153,297)	51,966	(30,748)	187,579	(170,446)
Change in unrealized gain (loss) on investments	15,707	(103,291)	(147,117)	147,028	(72,092)	124,486	(209,527)	37,146
Reinvested capital gains	-	-	131,382	23,668	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,147)	(1,124,822)	(155,164)	17,399	(402)	117,295	(2,994)	(133,319)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,635	1,248	14,542	8,058	373	24	46,816	18,337
Transfers between funds	398,460	(3,981,084)	241,177	(2,045,998)	188,096	345,785	146,276	(379,172)
Redemptions (notes 2, 3, and 4)	(46,438)	(346,692)	(481,999)	(468,114)	(53,074)	(62,318)	(100,694)	(172,228)
Adjustments to maintain reserves	(146)	(109)	(233)	(284)	(84)	(64)	(82)	(88)

Net equity transactions	354,511	(4,326,637)	(226,513)	(2,506,338)	135,311	283,427	92,316	(533,151)

Net change in contract owners’ equity	326,364	(5,451,459)	(381,677)	(2,488,939)	134,909	400,722	89,322	(666,470)
Contract owners’ equity at beginning of period	454,781	5,906,240	1,911,817	4,400,756	1,452,205	1,051,483	1,688,439	2,354,909

Contract owners’ equity at end of period	$781,145	454,781	1,530,140	1,911,817	1,587,114	1,452,205	1,777,761	1,688,439

CHANGE IN UNITS:
Beginning units	934,480	9,833,506	39,477	89,658	137,038	101,928	50,417	75,734
Units purchased	19,429,192	46,394,018	1,502,914	46,506	326,348	573,045	153,737	254,531
Units redeemed	(18,320,593)	(55,293,044)	(1,509,540)	(96,687)	(342,314)	(537,935)	(149,972)	(279,848)

Ending units	2,043,079	934,480	32,851	39,477	121,072	137,038	54,182	50,417

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RCPF		RELF		RENF		RESF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$21,784	44,936	(1,167)	(484)	160,763	496,887	-	(415)
Realized gain (loss) on investments	(18,557)	(559,263)	4,699,460	1,736,301	63,841	(1,639,318)	(35,401)	975,299
Change in unrealized gain (loss) on investments	(14,247)	93,082	(2,400,856)	2,303,418	126,856	(7,024)	(166,010)	(740,139)
Reinvested capital gains	-	16,752	105,900	270,346	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,020)	(404,493)	2,403,337	4,309,581	351,460	(1,149,455)	(201,411)	234,745

Equity transactions:
Purchase payments received from contract owners (note 4)	4,996	4,382	142,176	65,887	89,973	12,375	347,088	70,166
Transfers between funds	(753,281)	(807,137)	(9,950,205)	2,494,784	(4,113,049)	(702,742)	(20,773)	(10,919,133)
Redemptions (notes 2, 3, and 4)	(665,895)	(114,178)	(687,309)	(219,737)	(1,222,490)	(855,865)	(274,191)	(146,773)
Adjustments to maintain reserves	(178)	(246)	(2,217)	(2,012)	(743)	(1,258)	(393)	(574)

Net equity transactions	(1,414,358)	(917,179)	(10,497,555)	2,338,922	(5,246,309)	(1,547,490)	51,731	(10,996,314)

Net change in contract owners’ equity	(1,425,378)	(1,321,672)	(8,094,218)	6,648,503	(4,894,849)	(2,696,945)	(149,680)	(10,761,569)
Contract owners’ equity at beginning of period	2,441,815	3,763,487	13,302,957	6,654,454	8,058,006	10,754,951	2,094,685	12,856,254

Contract owners’ equity at end of period	$1,016,437	2,441,815	5,208,739	13,302,957	3,163,157	8,058,006	1,945,005	2,094,685

CHANGE IN UNITS:
Beginning units	70,274	104,781	180,688	141,451	488,136	672,753	344,599	2,200,196
Units purchased	1,010,904	282,353	170,748	285,719	9,414,299	2,803,267	713,507	1,410,834
Units redeemed	(1,050,262)	(316,860)	(280,144)	(246,482)	(9,706,785)	(2,987,884)	(710,713)	(3,266,431)

Ending units	30,916	70,274	71,292	180,688	195,650	488,136	347,393	344,599

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RFSF		RHCF		RHYS		RINF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$31,995	-	(14)	(12)	240,966	138,603	-	-
Realized gain (loss) on investments	851,746	41,010	282,328	29,666	69,829	43,533	644,046	161,404
Change in unrealized gain (loss) on investments	(382,712)	331,560	(320,265)	(43,056)	(269,383)	240,040	(221,080)	794,664
Reinvested capital gains	14,086	-	143,817	145,338	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	515,115	372,570	105,866	131,936	41,412	422,176	422,966	956,068

Equity transactions:
Purchase payments received from contract owners (note 4)	68,800	174,094	73,998	4,474	59,826	80,442	71,027	75,926
Transfers between funds	(2,556,621)	3,481,980	(138,000)	(1,031,475)	226,975	4,551,465	(2,413,730)	1,878,819
Redemptions (notes 2, 3, and 4)	(303,495)	(153,418)	(881,420)	(195,364)	(359,997)	(250,544)	(591,540)	(364,876)
Adjustments to maintain reserves	(208)	(159)	(171)	(221)	(42)	(40)	(5)	(145)

Net equity transactions	(2,791,524)	3,502,497	(945,593)	(1,222,586)	(73,238)	4,381,323	(2,934,248)	1,589,724

Net change in contract owners’ equity	(2,276,409)	3,875,067	(839,727)	(1,090,650)	(31,826)	4,803,499	(2,511,282)	2,545,792
Contract owners’ equity at beginning of period	6,204,721	2,329,654	3,313,099	4,403,749	6,695,558	1,892,059	3,676,354	1,130,562

Contract owners’ equity at end of period	$3,928,312	6,204,721	2,473,372	3,313,099	6,663,732	6,695,558	1,165,072	3,676,354

CHANGE IN UNITS:
Beginning units	301,918	130,528	71,658	100,795	494,525	157,701	61,574	27,907
Units purchased	909,870	457,674	225,394	136,995	4,709,691	3,326,364	107,732	387,438
Units redeemed	(1,054,873)	(286,284)	(243,644)	(166,132)	(4,742,830)	(2,989,540)	(153,013)	(353,771)

Ending units	156,915	301,918	53,408	71,658	461,386	494,525	16,293	61,574

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RJNF		RLCE		RLCJ		RLF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$68,739	-	9,376	5,003	15,742	853	334	-
Realized gain (loss) on investments	(132,374)	28,003	211,635	234,527	31,486	15,496	216,663	(312,892)
Change in unrealized gain (loss) on investments	112,912	(37,897)	(22,591)	28,194	(51,010)	43,442	(106,228)	102,637
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,277	(9,894)	198,420	267,724	(3,782)	59,791	110,769	(210,255)

Equity transactions:
Purchase payments received from contract owners (note 4)	35,685	15,846	(96)	76,869	10,856	9,440	49,541	22,535
Transfers between funds	2,464,948	(701,011)	(428,860)	(800,571)	(80,136)	301,893	758,675	1,428,338
Redemptions (notes 2, 3, and 4)	(139,271)	(91,217)	(37,566)	(318,157)	(25,097)	(12,429)	(651,211)	(358,986)
Adjustments to maintain reserves	(4)	(2)	(1)	(11)	(4)	2	(100)	(70)

Net equity transactions	2,361,358	(776,384)	(466,523)	(1,041,870)	(94,381)	298,906	156,905	1,091,817

Net change in contract owners’ equity	2,410,635	(786,278)	(268,103)	(774,146)	(98,163)	358,697	267,674	881,562
Contract owners’ equity at beginning of period	458,495	1,244,773	383,987	1,158,133	520,583	161,886	1,746,217	864,655

Contract owners’ equity at end of period	$2,869,130	458,495	115,884	383,987	422,420	520,583	2,013,891	1,746,217

CHANGE IN UNITS:
Beginning units	113,164	320,123	26,830	97,181	21,051	8,802	56,244	31,309
Units purchased	12,115,507	6,304,964	3,312,875	3,695,941	149,712	352,408	285,521	667,126
Units redeemed	(11,622,922)	(6,511,923)	(3,331,357)	(3,766,292)	(153,853)	(340,159)	(285,887)	(642,191)

Ending units	605,749	113,164	8,348	26,830	16,910	21,051	55,878	56,244

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RMED		RMEK		RNF		ROF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,593	-	5,559	-	(153)	-	101,269	(493)
Realized gain (loss) on investments	93,729	27,299	38,653	(22,428)	5,389,129	1,315,281	8,849,297	7,730,097
Change in unrealized gain (loss) on investments	(7,710)	25,472	(9,118)	65,451	(586,001)	789,677	(2,084,343)	3,621,151
Reinvested capital gains	-	-	-	-	-	-	942,082	-

Net increase (decrease) in contract owners’ equity resulting from operations	87,612	52,771	35,094	43,023	4,802,975	2,104,958	7,808,305	11,350,755

Equity transactions:
Purchase payments received from contract owners (note 4)	7,220	-	57	421	415,062	116,237	621,490	322,933
Transfers between funds	43,318	(553,008)	(120,365)	100,262	(1,498,674)	14,160,202	(5,107,922)	14,748,244
Redemptions (notes 2, 3, and 4)	(12,284)	(25,195)	(10,152)	(39,761)	(848,698)	(727,040)	(3,491,398)	(2,986,348)
Adjustments to maintain reserves	2	(1)	-	2	(292)	(97)	(1,472)	(1,259)

Net equity transactions	38,256	(578,204)	(130,460)	60,924	(1,932,602)	13,549,302	(7,979,302)	12,083,570

Net change in contract owners’ equity	125,868	(525,433)	(95,366)	103,947	2,870,373	15,654,260	(170,997)	23,434,325
Contract owners’ equity at beginning of period	192,925	718,358	442,101	338,154	16,910,244	1,255,984	35,490,585	12,056,260

Contract owners’ equity at end of period	$318,793	192,925	346,735	442,101	19,780,617	16,910,244	35,319,588	35,490,585

CHANGE IN UNITS:
Beginning units	3,347	14,790	11,521	10,556	255,121	25,286	372,110	185,313
Units purchased	21,755	24,325	14,961	15,382	1,416,165	3,049,765	2,175,672	3,223,579
Units redeemed	(20,310)	(35,768)	(18,342)	(14,417)	(1,444,064)	(2,819,930)	(2,250,656)	(3,036,782)

Ending units	4,792	3,347	8,140	11,521	227,222	255,121	297,126	372,110

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RPMF		RREF		RRF		RTEC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$59,322	9,617	11,300	11,215	-	-	-	-
Realized gain (loss) on investments	(560,499)	(242,449)	(8,140)	(199,551)	237,042	58,709	1,758,066	809,798
Change in unrealized gain (loss) on investments	64,505	(432,217)	(66,666)	122,422	(14,706)	70,070	(870,906)	921,953
Reinvested capital gains	-	-	-	33,771	-	-	231,936	85,448

Net increase (decrease) in contract owners’ equity resulting from operations	(436,672)	(665,049)	(63,506)	(32,143)	222,336	128,779	1,119,096	1,817,199

Equity transactions:
Purchase payments received from contract owners (note 4)	25,944	19,709	1,065	1,329	15,865	11,106	165,452	89,397
Transfers between funds	(13,663,285)	10,934,159	(242,017)	431,173	(88,900)	107,944	345,306	3,125,410
Redemptions (notes 2, 3, and 4)	(752,647)	(490,599)	(59,736)	(69,852)	(526,178)	(28,398)	(1,247,121)	(389,865)
Adjustments to maintain reserves	(627)	(239)	(6)	(15)	(63)	(56)	(238)	(166)

Net equity transactions	(14,390,615)	10,463,030	(300,694)	362,635	(599,276)	90,596	(736,601)	2,824,776

Net change in contract owners’ equity	(14,827,287)	9,797,981	(364,200)	330,492	(376,940)	219,375	382,495	4,641,975
Contract owners’ equity at beginning of period	19,255,149	9,457,168	866,603	536,111	819,103	599,728	6,908,203	2,266,228

Contract owners’ equity at end of period	$4,427,862	19,255,149	502,403	866,603	442,163	819,103	7,290,698	6,908,203

CHANGE IN UNITS:
Beginning units	1,260,220	642,774	39,815	27,490	20,606	17,855	103,678	51,396
Units purchased	23,853,954	5,995,163	461,104	160,596	184,241	189,995	314,117	276,852
Units redeemed	(24,844,695)	(5,377,717)	(478,984)	(148,271)	(195,023)	(187,244)	(329,223)	(224,570)

Ending units	269,479	1,260,220	21,935	39,815	9,824	20,606	88,572	103,678

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RTEL		RTF		RTRF		RUF
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,969	8,936	69,064	11,673	2,593	-	115,286	17,446
Realized gain (loss) on investments	477,737	(268,808)	7,711,047	3,036,495	(36,405)	(305,773)	(381,004)	(192,251)
Change in unrealized gain (loss) on investments	(145,339)	139,333	(2,336,776)	2,194,400	(54,086)	214,718	13,949	(88,849)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	338,367	(120,539)	5,443,335	5,242,568	(87,898)	(91,055)	(251,769)	(263,654)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,228	14,812	136,591	100,621	(124)	7,460	85,493	14,436
Transfers between funds	2,542,540	207,948	(7,568,017)	6,579,803	(548,030)	2,405,443	700,720	(2,454,763)
Redemptions (notes 2, 3, and 4)	(710,260)	(97,678)	(931,993)	(804,941)	(381,149)	(328,053)	(233,180)	(471,190)
Adjustments to maintain reserves	(17)	1	(623)	(601)	(3)	(39)	(27)	(29)

Net equity transactions	1,838,491	125,083	(8,364,042)	5,874,882	(929,306)	2,084,811	553,006	(2,911,546)

Net change in contract owners’ equity	2,176,858	4,544	(2,920,707)	11,117,450	(1,017,204)	1,993,756	301,237	(3,175,200)
Contract owners’ equity at beginning of period	1,052,773	1,048,229	19,000,478	7,883,028	2,704,746	710,990	257,442	3,432,642

Contract owners’ equity at end of period	$3,229,631	1,052,773	16,079,771	19,000,478	1,687,542	2,704,746	558,679	257,442

CHANGE IN UNITS:
Beginning units	69,491	73,548	241,617	147,322	63,998	20,942	229,281	2,616,480
Units purchased	697,517	384,479	1,446,668	4,038,463	73,825	414,710	30,574,741	77,103,648
Units redeemed	(582,428)	(388,536)	(1,546,239)	(3,944,168)	(98,505)	(371,654)	(30,246,549)	(79,490,847)

Ending units	184,580	69,491	142,046	241,617	39,318	63,998	557,473	229,281

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RUGB		RUTL		RVARS		RVCMD
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$78,817	91,154	93,502	66,132	254,935	161,564	104,172	418,380
Realized gain (loss) on investments	(481,459)	(584,525)	1,043,698	(954,328)	(48,352)	(142,035)	(247,365)	(997,809)
Change in unrealized gain (loss) on investments	3,383	210,319	(87,334)	328,689	(390,392)	215,839	197,012	(36,629)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(399,259)	(283,052)	1,049,866	(559,507)	(183,809)	235,368	53,819	(616,058)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,421	80	27,517	38,566	189,334	73,438	63,062	99,854
Transfers between funds	(217,751)	31,208	493,412	(2,716,619)	278,480	(764,840)	4,786,190	(2,704,632)
Redemptions (notes 2, 3, and 4)	(470,344)	(306,880)	(795,105)	(333,674)	(412,208)	(429,064)	(149,354)	(399,195)
Adjustments to maintain reserves	(18)	(16)	(118)	(34)	(1,002)	(970)	(82)	(114)

Net equity transactions	(682,692)	(275,608)	(274,294)	(3,011,761)	54,604	(1,121,436)	4,699,816	(3,004,087)

Net change in contract owners’ equity	(1,081,951)	(558,660)	775,572	(3,571,268)	(129,205)	(886,068)	4,753,635	(3,620,145)
Contract owners’ equity at beginning of period	2,173,127	2,731,787	4,487,377	8,058,645	5,166,150	6,052,218	2,094,468	5,714,613

Contract owners’ equity at end of period	$1,091,176	2,173,127	5,262,949	4,487,377	5,036,945	5,166,150	6,848,103	2,094,468

CHANGE IN UNITS:
Beginning units	153,526	191,483	147,181	244,861	417,035	509,402	596,169	1,515,279
Units purchased	13,267,339	4,001,319	1,327,196	352,153	182,854	239,570	9,717,909	3,719,780
Units redeemed	(13,332,631)	(4,039,276)	(1,329,137)	(449,833)	(177,789)	(331,937)	(8,510,620)	(4,638,890)

Ending units	88,234	153,526	145,240	147,181	422,100	417,035	1,803,458	596,169

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVF		RVIDD		RVIMC		RVISC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	(34)	34,895	1,528	3,470	230	21,953	-
Realized gain (loss) on investments	29,024,298	33,514,163	(1,106,379)	(221,131)	(3,648)	(6,248)	(119,160)	(75,331)
Change in unrealized gain (loss) on investments	(8,507,224)	8,027,217	109,137	64,029	(4,102)	(6,448)	54,947	(74,448)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,517,074	41,541,346	(962,347)	(155,574)	(4,280)	(12,466)	(42,260)	(149,779)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,753,760	1,345,240	1,306	30,644	13	(1)	2,396	38,742
Transfers between funds	(8,741,549)	24,691,036	1,012,435	(287,230)	40,903	(28,893)	296,662	(780,726)
Redemptions (notes 2, 3, and 4)	(4,189,161)	(3,779,613)	(51,126)	(61,031)	(13,874)	(24,291)	(39,726)	(190,861)
Adjustments to maintain reserves	(1,648)	(1,345)	(4)	3	(9)	(6)	(100)	3

Net equity transactions	(11,178,598)	22,255,318	962,611	(317,614)	27,033	(53,191)	259,232	(932,842)

Net change in contract owners’ equity	9,338,476	63,796,664	264	(473,188)	22,753	(65,657)	216,972	(1,082,621)
Contract owners’ equity at beginning of period	83,980,140	20,183,476	507,525	980,713	39,908	105,565	238,502	1,321,123

Contract owners’ equity at end of period	$93,318,616	83,980,140	507,789	507,525	62,661	39,908	455,474	238,502

CHANGE IN UNITS:
Beginning units	238,256	122,275	6,481,440	10,199,508	40,666	101,350	281,922	1,396,209
Units purchased	3,025,229	2,747,259	806,865,657	61,736,210	42,574	637,947	3,638,933	7,378,018
Units redeemed	(3,086,297)	(2,631,278)	(805,693,718)	(65,454,278)	(20,604)	(698,631)	(3,352,114)	(8,492,305)

Ending units	177,188	238,256	7,653,379	6,481,440	62,636	40,666	568,741	281,922

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVLCG		RVLCV		RVLDD		RVMCG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,436	-	38,900	48,463	40,774	9,779	(38)	(15)
Realized gain (loss) on investments	1,994,208	(267,124)	364,143	(588,685)	1,012,303	836,443	482,108	(24,242)
Change in unrealized gain (loss) on investments	(394,610)	265,997	(308,038)	254,515	(416,052)	440,106	(132,865)	(14,409)
Reinvested capital gains	24,034	-	-	-	-	-	207	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,627,068	(1,127)	95,005	(285,707)	637,025	1,286,328	349,412	(38,666)

Equity transactions:
Purchase payments received from contract owners (note 4)	64,962	34,895	(5,742)	58,297	242,217	92,194	60,367	65,703
Transfers between funds	2,330,815	2,009,833	(1,389,961)	(5,916,589)	(3,753,549)	4,985,693	2,279,938	(3,048,991)
Redemptions (notes 2, 3, and 4)	(490,067)	(393,668)	(200,746)	(1,128,472)	(377,955)	(209,897)	(139,569)	(349,921)
Adjustments to maintain reserves	(80)	(31)	(112)	(183)	(100)	(66)	(95)	(36)

Net equity transactions	1,905,630	1,651,029	(1,596,561)	(6,986,947)	(3,889,387)	4,867,924	2,200,641	(3,333,245)

Net change in contract owners’ equity	3,532,698	1,649,902	(1,501,556)	(7,272,654)	(3,252,362)	6,154,252	2,550,053	(3,371,911)
Contract owners’ equity at beginning of period	3,802,756	2,152,854	4,029,382	11,302,036	8,652,389	2,498,137	1,037,993	4,409,904

Contract owners’ equity at end of period	$7,335,454	3,802,756	2,527,826	4,029,382	5,400,027	8,652,389	3,588,046	1,037,993

CHANGE IN UNITS:
Beginning units	87,273	51,974	117,628	362,535	108,084	36,710	25,849	122,607
Units purchased	968,541	706,263	560,601	323,273	1,490,180	796,730	602,687	272,558
Units redeemed	(921,095)	(670,964)	(610,575)	(568,180)	(1,539,641)	(725,356)	(552,264)	(369,316)

Ending units	134,719	87,273	67,654	117,628	58,623	108,084	76,272	25,849

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVMCV		RVMFU		RVSCG		RVSCV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,106	(87)	176,663	283,586	-	1,601	-	(12)
Realized gain (loss) on investments	306,162	(216,808)	(116,896)	(315,481)	312,143	51,203	615,632	(782,327)
Change in unrealized gain (loss) on investments	(445,992)	481,390	(188,986)	62,425	(241,408)	220,813	(730,614)	788,422
Reinvested capital gains	68,587	-	94,439	180,416	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,137)	264,495	(34,780)	210,946	70,735	273,617	(114,982)	6,083

Equity transactions:
Purchase payments received from contract owners (note 4)	30,414	86,894	116,170	47,515	13,021	17,667	18,302	15,312
Transfers between funds	(2,986,251)	1,200,071	(1,248,714)	(1,092,696)	1,099,540	489,399	(1,665,579)	2,422,887
Redemptions (notes 2, 3, and 4)	(185,871)	(614,951)	(506,060)	(630,566)	(143,291)	(266,804)	(170,985)	(281,150)
Adjustments to maintain reserves	(53)	(249)	(59)	(50)	(79)	(21)	(5)	(10)

Net equity transactions	(3,141,761)	671,765	(1,638,663)	(1,675,797)	969,191	240,241	(1,818,267)	2,157,039

Net change in contract owners’ equity	(3,211,898)	936,260	(1,673,443)	(1,464,851)	1,039,926	513,858	(1,933,249)	2,163,122
Contract owners’ equity at beginning of period	4,526,139	3,589,879	7,046,776	8,511,627	1,936,741	1,422,883	5,274,269	3,111,147

Contract owners’ equity at end of period	$1,314,241	4,526,139	5,373,333	7,046,776	2,976,667	1,936,741	3,341,020	5,274,269

CHANGE IN UNITS:
Beginning units	99,702	101,061	788,866	989,478	57,077	48,266	167,562	119,651
Units purchased	207,346	735,165	377,346	838,313	263,579	157,884	349,652	576,529
Units redeemed	(278,684)	(736,524)	(567,138)	(1,038,925)	(238,111)	(149,073)	(414,978)	(528,618)

Ending units	28,364	99,702	599,074	788,866	82,545	57,077	102,236	167,562

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RVSDL		RVWDL		SBLP		ACC1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$60,667	1,915	19,800	250	231,654	179,289	232,994	259,894
Realized gain (loss) on investments	136,173	(137,058)	(348,677)	7,103	60,849	(99,110)	375,966	61,028
Change in unrealized gain (loss) on investments	12,178	96,413	(5,225)	(7,297)	(13,139)	406,984	547,514	27,027
Reinvested capital gains	-	-	-	-	-	-	941,978	1,599,819

Net increase (decrease) in contract owners’ equity resulting from operations	209,018	(38,730)	(334,102)	56	279,364	487,163	2,098,452	1,947,768

Equity transactions:
Purchase payments received from contract owners (note 4)	4	4,267	5,000	-	16,193	204	594,951	287,326
Transfers between funds	2,437,420	(1,239,361)	237,802	177,452	(1,097,462)	1,282,540	(6,499,681)	(2,672,170)
Redemptions (notes 2, 3, and 4)	(292,726)	(130,821)	(30,660)	(33,136)	(349,600)	(351,038)	(779,805)	(1,378,157)
Adjustments to maintain reserves	(16)	(10)	(4)	(44)	(260)	(241)	(1,109)	(872)

Net equity transactions	2,144,682	(1,365,925)	212,138	144,272	(1,431,129)	931,465	(6,685,644)	(3,763,873)

Net change in contract owners’ equity	2,353,700	(1,404,655)	(121,964)	144,328	(1,151,765)	1,418,628	(4,587,192)	(1,816,105)
Contract owners’ equity at beginning of period	375,445	1,780,100	328,559	184,231	4,638,675	3,220,047	16,279,885	18,095,990

Contract owners’ equity at end of period	$2,729,145	375,445	206,595	328,559	3,486,910	4,638,675	11,692,693	16,279,885

CHANGE IN UNITS:
Beginning units	38,277	183,762	62,740	36,181	256,782	201,008	429,536	546,091
Units purchased	17,185,979	1,823,987	23,030,103	859,113	35,666	941,431	100,299	245,652
Units redeemed	(16,994,285)	(1,969,472)	(23,047,390)	(832,554)	(111,061)	(885,657)	(247,223)	(362,207)

Ending units	229,971	38,277	45,453	62,740	181,387	256,782	282,612	429,536

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ACGI		AVGI		AVHY1		AVIE
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$28,837	32,539	6,285	4,229	766,925	42,396	70,656	6,353
Realized gain (loss) on investments	5,119	(226,474)	36,534	(111,547)	517,724	44,340	282,916	(302,022)
Change in unrealized gain (loss) on investments	88,680	203,066	74,339	229,587	(362,315)	534,082	(393,465)	908,607
Reinvested capital gains	123,770	258,557	75,483	13,647	-	-	21,005	2,379

Net increase (decrease) in contract owners’ equity resulting from operations	246,406	267,688	192,641	135,916	922,334	620,818	(18,888)	615,317

Equity transactions:
Purchase payments received from contract owners (note 4)	45,665	293,350	12,623	1	19,996	93,853	40,615	1,665
Transfers between funds	992,427	(911,605)	3,545	114,726	(1,210,145)	(13,080,432)	(925,120)	517,210
Redemptions (notes 2, 3, and 4)	(172,994)	(256,984)	(77,973)	(6,914)	(298,231)	(135,172)	(224,343)	(301,931)
Adjustments to maintain reserves	(123)	(99)	(8)	(39)	(42)	(3)	(79)	(243)

Net equity transactions	864,975	(875,338)	(61,813)	107,774	(1,488,422)	(13,121,754)	(1,108,927)	216,701

Net change in contract owners’ equity	1,111,381	(607,650)	130,828	243,690	(566,088)	(12,500,936)	(1,127,815)	832,018
Contract owners’ equity at beginning of period	1,981,348	2,588,998	762,759	519,069	7,409,274	19,910,210	4,297,263	3,465,245

Contract owners’ equity at end of period	$3,092,729	1,981,348	893,587	762,759	6,843,186	7,409,274	3,169,448	4,297,263

CHANGE IN UNITS:
Beginning units	58,510	85,097	21,732	18,724	283,110	835,555	249,907	242,008
Units purchased	35,560	49,065	4,573	19,981	458,965	702,246	52,938	133,365
Units redeemed	(15,038)	(75,652)	(6,689)	(16,973)	(499,078)	(1,254,691)	(119,232)	(125,466)

Ending units	79,032	58,510	19,616	21,732	242,997	283,110	183,613	249,907

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IN1BD2		IN1BJ2		IN1BM2		IN1BS2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	10,984	1,372	(20,211)	3,691	82,210	9,429	19,551	8,995
Change in unrealized gain (loss) on investments	36,093	4,355	(15,086)	(21,427)	(125,490)	77,813	(82,220)	11,656
Reinvested capital gains	116,863	-	82,268	83,608	302,315	146,054	169,237	12,887

Net increase (decrease) in contract owners’ equity resulting from operations	163,940	5,727	46,971	65,872	259,035	233,296	106,568	33,538

Equity transactions:
Purchase payments received from contract owners (note 4)	159,172	-	119,090	-	1	52,211	52,707	80,019
Transfers between funds	484,988	517,732	(252,685)	688,584	740,874	1,380,837	1,174,994	197,316
Redemptions (notes 2, 3, and 4)	(33,880)	(21,728)	(21,492)	(43,503)	(431,551)	(160,318)	(52,387)	(3,331)
Adjustments to maintain reserves	(3)	(1)	(3)	(1)	(360)	(260)	(5)	-

Net equity transactions	610,277	496,003	(155,090)	645,080	308,964	1,272,470	1,175,309	274,004

Net change in contract owners’ equity	774,217	501,730	(108,119)	710,952	567,999	1,505,766	1,281,877	307,542
Contract owners’ equity at beginning of period	501,730	-	710,952	-	1,505,766	-	307,542	-

Contract owners’ equity at end of period	$1,275,947	501,730	602,833	710,952	2,073,765	1,505,766	1,589,419	307,542

CHANGE IN UNITS:
Beginning units	44,346	-	57,206	-	123,203	-	25,167	-
Units purchased	62,761	46,470	29,876	61,158	118,884	137,567	105,909	38,624
Units redeemed	(10,026)	(2,124)	(44,695)	(3,952)	(93,478)	(14,364)	(15,934)	(13,457)

Ending units	97,081	44,346	42,387	57,206	148,609	123,203	115,142	25,167

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IS5D2		IS5J2		IS5M2		IS5S2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	39,364	7,068	43,678	8,503	180,749	30,427	157,080	28,374
Change in unrealized gain (loss) on investments	177,162	40,001	19,648	50,016	188,410	381,429	(9,864)	120,225
Reinvested capital gains	97,086	10,322	127,669	14,504	299,786	157,493	152,263	85,398

Net increase (decrease) in contract owners’ equity resulting from operations	313,612	57,391	190,995	73,023	668,945	569,349	299,479	233,997

Equity transactions:
Purchase payments received from contract owners (note 4)	68,052	-	432,804	-	1	121,293	73,449	368,130
Transfers between funds	1,664,098	973,821	781,508	1,030,686	1,033,874	5,208,139	(803,773)	2,705,866
Redemptions (notes 2, 3, and 4)	(123,379)	(22,880)	(56,497)	(97,708)	(1,310,715)	(641,812)	(295,241)	(23,506)
Adjustments to maintain reserves	(6)	-	(7)	(2)	(440)	(244)	(498)	(83)

Net equity transactions	1,608,765	950,941	1,157,808	932,976	(277,280)	4,687,376	(1,026,063)	3,050,407

Net change in contract owners’ equity	1,922,377	1,008,332	1,348,803	1,005,999	391,665	5,256,725	(726,584)	3,284,404
Contract owners’ equity at beginning of period	1,008,332	-	1,005,999	-	5,256,725	-	3,284,404	-

Contract owners’ equity at end of period	$2,930,709	1,008,332	2,354,802	1,005,999	5,648,390	5,256,725	2,557,820	3,284,404

CHANGE IN UNITS:
Beginning units	89,714	-	89,236	-	459,079	-	288,442	-
Units purchased	164,295	98,686	129,630	105,443	143,621	521,803	62,939	343,743
Units redeemed	(24,710)	(8,972)	(35,228)	(16,207)	(166,322)	(62,724)	(147,211)	(55,301)

Ending units	229,299	89,714	183,638	89,236	436,378	459,079	204,170	288,442

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVAVS2		IVBRA2		IVCPB2		IVCPBI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	108	490,817	-	59,547	44,608	1,338,703	594,327
Realized gain (loss) on investments	130	(8,934)	(463,307)	(723,728)	(2,488)	(26,597)	(819,510)	(1,951,230)
Change in unrealized gain (loss) on investments	(426)	5,285	228,760	1,176,699	(8,392)	92,388	323,341	2,577,552
Reinvested capital gains	-	6,026	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(296)	2,485	256,270	452,971	48,667	110,399	842,534	1,220,649

Equity transactions:
Purchase payments received from contract owners (note 4)	(10,327)	9,478	79,988	484,338	(17)	-	1,228,678	372,849
Transfers between funds	2,049	1,142	(124,320)	2,079,932	(159,638)	(375,709)	14,106,287	972,232
Redemptions (notes 2, 3, and 4)	-	(47,741)	(343,463)	(773,344)	(50,611)	(179,715)	(2,590,935)	(2,199,266)
Adjustments to maintain reserves	(2)	1	(277)	(151)	1	(1)	(545)	(633)

Net equity transactions	(8,280)	(37,120)	(388,072)	1,790,775	(210,265)	(555,425)	12,743,485	(854,818)

Net change in contract owners’ equity	(8,576)	(34,635)	(131,802)	2,243,746	(161,598)	(445,026)	13,586,019	365,831
Contract owners’ equity at beginning of period	10,538	45,173	8,256,545	6,012,799	1,840,196	2,285,222	23,286,350	22,920,519

Contract owners’ equity at end of period	$1,962	10,538	8,124,743	8,256,545	1,678,598	1,840,196	36,872,369	23,286,350

CHANGE IN UNITS:
Beginning units	894	4,418	543,224	420,312	183,671	241,428	1,995,494	2,085,653
Units purchased	128	7,009	106,715	356,832	1,849	14,481	1,803,004	869,831
Units redeemed	(894)	(10,533)	(133,538)	(233,920)	(22,419)	(72,238)	(732,465)	(959,990)

Ending units	128	894	516,401	543,224	163,101	183,671	3,066,033	1,995,494

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVDDI		IVGMMI		IVGS1		IVHS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$235,259	256,225	20,179,316	22,129,859	309,190	224,470	-	-
Realized gain (loss) on investments	(417,341)	(835,031)	-	-	68,340	(356,540)	458,608	(431,221)
Change in unrealized gain (loss) on investments	1,236,431	800,457	-	-	(162,185)	558,195	(465,949)	415,271
Reinvested capital gains	500,728	1,055,214	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,555,077	1,276,865	20,179,316	22,129,859	215,345	426,125	(7,341)	(15,950)

Equity transactions:
Purchase payments received from contract owners (note 4)	166,043	294,132	179,926,726	194,512,648	546,057	168,394	85,529	299,226
Transfers between funds	(1,405,106)	(4,812,959)	(134,706,245)	(272,632,814)	1,368,252	3,306,827	1,763,982	(2,388,350)
Redemptions (notes 2, 3, and 4)	(815,468)	(945,275)	(67,095,098)	(96,227,650)	(696,861)	(857,639)	(441,243)	(386,110)
Adjustments to maintain reserves	(540)	(410)	(29,915)	(32,278)	(267)	(255)	(705)	(352)

Net equity transactions	(2,055,071)	(5,464,512)	(21,904,532)	(174,380,094)	1,217,181	2,617,327	1,407,563	(2,475,586)

Net change in contract owners’ equity	(499,994)	(4,187,647)	(1,725,216)	(152,250,235)	1,432,526	3,043,452	1,400,222	(2,491,536)
Contract owners’ equity at beginning of period	12,666,315	16,853,962	411,507,845	563,758,080	11,178,389	8,134,937	2,711,565	5,203,101

Contract owners’ equity at end of period	$12,166,321	12,666,315	409,782,629	411,507,845	12,610,915	11,178,389	4,111,787	2,711,565

CHANGE IN UNITS:
Beginning units	426,232	612,503	37,024,620	53,178,226	777,804	592,456	69,322	133,495
Units purchased	73,300	124,608	260,800,399	248,917,098	451,631	690,282	160,664	68,497
Units redeemed	(135,583)	(310,879)	(262,704,251)	(265,070,704)	(371,372)	(504,934)	(125,500)	(132,670)

Ending units	363,949	426,232	35,120,768	37,024,620	858,063	777,804	104,486	69,322

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVKEI1		IVMCC2		IVRE		IVT
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$160,613	188,657	5,009	1,346	290,095	180,413	(834)	(49)
Realized gain (loss) on investments	(168,637)	(40,111)	(180,129)	(62,649)	(136,387)	(360,493)	3,281,351	1,442,184
Change in unrealized gain (loss) on investments	683,033	254,861	692,291	602,232	(432,894)	1,334,106	805,660	2,660,449
Reinvested capital gains	344,686	494,053	100,292	-	-	-	880,161	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,019,695	897,460	617,463	540,929	(279,186)	1,154,026	4,966,338	4,102,584

Equity transactions:
Purchase payments received from contract owners (note 4)	180,677	510,841	87,367	118,890	23,148	71,872	1,857,224	280,860
Transfers between funds	(509,145)	(272,543)	(1,401,809)	1,202,778	(1,440,104)	(888,286)	323,853	5,139,533
Redemptions (notes 2, 3, and 4)	(620,321)	(342,752)	(349,891)	(230,058)	(929,731)	(386,349)	(1,163,824)	(881,264)
Adjustments to maintain reserves	(439)	(405)	(85)	(43)	(154)	(147)	(1,084)	(690)

Net equity transactions	(949,228)	(104,859)	(1,664,418)	1,091,567	(2,346,841)	(1,202,910)	1,016,169	4,538,439

Net change in contract owners’ equity	70,467	792,601	(1,046,955)	1,632,496	(2,626,027)	(48,884)	5,982,507	8,641,023
Contract owners’ equity at beginning of period	9,063,776	8,271,175	4,678,696	3,046,200	13,606,891	13,655,775	14,679,790	6,038,767

Contract owners’ equity at end of period	$9,134,243	9,063,776	3,631,741	4,678,696	10,980,864	13,606,891	20,662,297	14,679,790

CHANGE IN UNITS:
Beginning units	325,146	326,940	137,037	100,776	603,646	661,114	254,686	161,441
Units purchased	27,173	103,997	19,382	66,421	30,151	118,229	211,295	350,895
Units redeemed	(61,029)	(105,791)	(65,355)	(30,160)	(136,643)	(175,697)	(200,147)	(257,650)

Ending units	291,290	325,146	91,064	137,037	497,154	603,646	265,834	254,686

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVGIS		OVGSS		OVIGS		OVSBS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	18,594	-	-	24,422	27,174	68,163	-
Realized gain (loss) on investments	(365,700)	(717,766)	(1,430,147)	(505,527)	(479,252)	(2,433,714)	32,404	(89,124)
Change in unrealized gain (loss) on investments	802,122	1,168,083	2,626,561	2,702,434	1,238	4,171,000	(55,629)	187,370
Reinvested capital gains	415,996	265,482	659,925	1,483,712	434,348	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	852,418	734,393	1,856,339	3,680,619	(19,244)	1,764,460	44,938	98,246

Equity transactions:
Purchase payments received from contract owners (note 4)	(176)	1,049	95,456	92,697	69,109	157,943	25,029	105,937
Transfers between funds	(175,245)	18,358	(3,595,063)	(955,547)	(2,292,382)	(2,025,930)	693,681	375,768
Redemptions (notes 2, 3, and 4)	(255,147)	(336,830)	(615,487)	(673,057)	(446,593)	(1,353,230)	(218,136)	(81,118)
Adjustments to maintain reserves	(891)	(741)	(1,661)	(1,525)	(101)	(524)	(163)	(130)

Net equity transactions	(431,459)	(318,164)	(4,116,755)	(1,537,432)	(2,669,967)	(3,221,741)	500,411	400,457

Net change in contract owners’ equity	420,959	416,229	(2,260,416)	2,143,187	(2,689,211)	(1,457,281)	545,349	498,703
Contract owners’ equity at beginning of period	3,807,970	3,391,741	13,255,125	11,111,938	8,771,220	10,228,501	1,547,700	1,048,997

Contract owners’ equity at end of period	$4,228,929	3,807,970	10,994,709	13,255,125	6,082,009	8,771,220	2,093,049	1,547,700

CHANGE IN UNITS:
Beginning units	109,255	119,580	417,492	472,815	401,256	576,122	122,705	90,581
Units purchased	1,894	15,458	11,380	91,714	20,412	191,428	104,011	311,117
Units redeemed	(11,303)	(25,783)	(124,496)	(147,037)	(137,738)	(366,294)	(65,480)	(278,993)

Ending units	99,846	109,255	304,376	417,492	283,930	401,256	161,236	122,705

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRASP		WRBDP		WRBP		WRENG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$108,239	114,698	234,019	229,010	40,576	20,765	116,102	132,812
Realized gain (loss) on investments	16,314	(93,504)	137,870	(559,683)	(188,576)	(62,569)	(95,739)	(138,082)
Change in unrealized gain (loss) on investments	315,814	580,862	(217,945)	854,534	569,394	444,449	(82,163)	65,226
Reinvested capital gains	217,566	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	657,933	602,056	153,944	523,861	421,394	402,645	(61,800)	59,956

Equity transactions:
Purchase payments received from contract owners (note 4)	136,828	(274)	64,116	59,155	253,685	109,449	44,349	18,674
Transfers between funds	494,133	2,176,168	(3,176,605)	4,683,993	(375,950)	(20,220)	(2,351,447)	(1,688,402)
Redemptions (notes 2, 3, and 4)	(632,202)	(711,876)	(588,809)	(1,293,445)	(136,321)	(76,531)	(263,197)	(201,266)
Adjustments to maintain reserves	(66)	(63)	(16)	-	(7)	(6)	(151)	(197)

Net equity transactions	(1,307)	1,463,955	(3,701,314)	3,449,703	(258,593)	12,692	(2,570,446)	(1,871,191)

Net change in contract owners’ equity	656,626	2,066,011	(3,547,370)	3,973,564	162,801	415,337	(2,632,246)	(1,811,235)
Contract owners’ equity at beginning of period	5,536,289	3,470,278	10,013,489	6,039,925	2,890,952	2,475,615	4,057,214	5,868,449

Contract owners’ equity at end of period	$6,192,915	5,536,289	6,466,119	10,013,489	3,053,753	2,890,952	1,424,968	4,057,214

CHANGE IN UNITS:
Beginning units	263,351	188,317	693,614	448,379	92,967	92,366	348,903	526,726
Units purchased	46,148	142,964	321,935	814,269	11,648	4,829	186,832	371,019
Units redeemed	(47,519)	(67,930)	(578,113)	(569,034)	(19,654)	(4,228)	(404,680)	(548,842)

Ending units	261,980	263,351	437,436	693,614	84,961	92,967	131,055	348,903

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRGNR		WRHIP		WRIP		WRLTBP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$128,369	79,298	427,141	563,732	720	-	177,503	77,909
Realized gain (loss) on investments	(82,084)	(159,185)	362,857	(167,153)	1	-	(16,171)	(92,285)
Change in unrealized gain (loss) on investments	(76,736)	1,241	(387,079)	412,881	4,651	-	(9,125)	189,663
Reinvested capital gains	-	-	-	-	586	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,451)	(78,646)	402,919	809,460	5,958	-	152,207	175,287

Equity transactions:
Purchase payments received from contract owners (note 4)	68,292	36,463	125,188	83,048	-	-	91,798	(201)
Transfers between funds	39,893	(1,136,482)	(2,007,026)	1,282,757	76,124	-	(1,195,746)	612,706
Redemptions (notes 2, 3, and 4)	(247,480)	(227,534)	(415,917)	(1,162,690)	(668)	-	(174,967)	(195,488)
Adjustments to maintain reserves	(115)	(323)	(113)	(122)	(1)	-	(865)	(960)

Net equity transactions	(139,410)	(1,327,876)	(2,297,868)	202,993	75,455	-	(1,279,780)	416,057

Net change in contract owners’ equity	(169,861)	(1,406,522)	(1,894,949)	1,012,453	81,413	-	(1,127,573)	591,344
Contract owners’ equity at beginning of period	1,990,883	3,397,405	8,238,839	7,226,386	-	-	3,812,388	3,221,044

Contract owners’ equity at end of period	$1,821,022	1,990,883	6,343,890	8,238,839	81,413	-	2,684,815	3,812,388

CHANGE IN UNITS:
Beginning units	213,215	367,461	354,930	348,942	-	-	336,556	298,061
Units purchased	138,068	274,881	240,747	526,274	7,547	-	44,389	178,159
Units redeemed	(153,378)	(429,127)	(337,681)	(520,286)	(1)	-	(153,791)	(139,664)

Ending units	197,905	213,215	257,996	354,930	7,546	-	227,154	336,556

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRMCG		WRSTP		WRVP		JABIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	27,186	17,838	1,069,186	980,318
Realized gain (loss) on investments	(2,987,182)	(3,631,194)	(64,102)	(2,033,246)	(21,883)	(183,069)	1,539,263	704,984
Change in unrealized gain (loss) on investments	2,908,384	4,512,476	2,097,850	4,089,114	(63,481)	97,546	4,699,124	5,045,354
Reinvested capital gains	476,930	1,883,341	255,012	411,295	189,699	172,572	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	398,132	2,764,623	2,288,760	2,467,163	131,521	104,887	7,307,573	6,730,656

Equity transactions:
Purchase payments received from contract owners (note 4)	491,482	697,674	270,758	78,460	55,792	370,599	2,595,110	569,658
Transfers between funds	(1,776,177)	(901,329)	(421,239)	(519,781)	92,472	421,476	(837,340)	(2,789,183)
Redemptions (notes 2, 3, and 4)	(846,876)	(1,207,063)	(488,810)	(478,208)	(78,552)	(120,745)	(3,980,352)	(2,876,152)
Adjustments to maintain reserves	(944)	(1,013)	(762)	(554)	(195)	(94)	(2,935)	(2,165)

Net equity transactions	(2,132,515)	(1,411,731)	(640,053)	(920,083)	69,517	671,236	(2,225,517)	(5,097,842)

Net change in contract owners’ equity	(1,734,383)	1,352,892	1,648,707	1,547,080	201,038	776,123	5,082,056	1,632,814
Contract owners’ equity at beginning of period	16,763,875	15,410,983	7,996,691	6,449,611	1,797,535	1,021,412	48,205,303	46,572,489

Contract owners’ equity at end of period	$15,029,492	16,763,875	9,645,398	7,996,691	1,998,573	1,797,535	53,287,359	48,205,303

CHANGE IN UNITS:
Beginning units	317,553	350,376	136,901	150,812	50,764	29,692	1,384,519	1,535,656
Units purchased	66,568	148,902	41,958	49,222	20,487	47,442	230,635	142,096
Units redeemed	(99,889)	(181,725)	(52,199)	(63,133)	(18,843)	(26,370)	(279,019)	(293,233)

Ending units	284,232	317,553	126,660	136,901	52,408	50,764	1,336,135	1,384,519

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAEI		JAFBS		JAFRIN		JAGRIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$508,285	92,454	937,770	732,086	17,060	23,791	87,944	65,098
Realized gain (loss) on investments	725,407	(1,275,449)	(796,721)	(262,927)	(376,322)	(1,011,872)	650,915	52,601
Change in unrealized gain (loss) on investments	5,776,495	6,537,095	210,667	544,738	3,321,902	4,894,222	1,163,076	1,285,777
Reinvested capital gains	2,707,749	3,296,056	-	-	890,443	-	344,102	188,230

Net increase (decrease) in contract owners’ equity resulting from operations	9,717,936	8,650,156	351,716	1,013,897	3,853,083	3,906,141	2,246,037	1,591,706

Equity transactions:
Purchase payments received from contract owners (note 4)	1,165,666	737,151	440,158	605,058	351,668	128,135	197,678	279,622
Transfers between funds	3,211,535	10,851,024	2,241,817	2,906,287	1,761,170	585,293	4,782,483	1,268,130
Redemptions (notes 2, 3, and 4)	(3,382,347)	(2,498,137)	(1,712,029)	(967,202)	(1,096,769)	(636,553)	(1,474,591)	(317,699)
Adjustments to maintain reserves	(3,568)	(2,682)	(459)	(464)	(848)	(702)	(709)	(264)

Net equity transactions	991,286	9,087,356	969,487	2,543,679	1,015,221	76,173	3,504,861	1,229,789

Net change in contract owners’ equity	10,709,222	17,737,512	1,321,203	3,557,576	4,868,304	3,982,314	5,750,898	2,821,495
Contract owners’ equity at beginning of period	61,732,815	43,995,303	21,064,659	17,507,083	13,810,773	9,828,459	8,264,007	5,442,512

Contract owners’ equity at end of period	$72,442,037	61,732,815	22,385,862	21,064,659	18,679,077	13,810,773	14,014,905	8,264,007

CHANGE IN UNITS:
Beginning units	1,037,830	877,253	1,719,431	1,504,989	235,764	237,104	247,475	203,543
Units purchased	237,334	420,790	486,128	495,244	91,328	62,552	187,510	96,045
Units redeemed	(218,526)	(260,213)	(408,074)	(280,802)	(76,356)	(63,892)	(92,947)	(52,113)

Ending units	1,056,638	1,037,830	1,797,485	1,719,431	250,736	235,764	342,038	247,475

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAGSEI		JAGTS		JAIG		JARIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$718	81	-	-	350,600	303,250	(106)	4,828
Realized gain (loss) on investments	13,964	-	2,528	1,369	383,709	(132,004)	1,167,096	(387,298)
Change in unrealized gain (loss) on investments	5,324	2,757	29,872	36,005	574,154	1,473,920	839,082	1,891,566
Reinvested capital gains	1,619	-	-	-	-	-	204,833	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,625	2,838	32,400	37,374	1,308,463	1,645,166	2,210,905	1,509,096

Equity transactions:
Purchase payments received from contract owners (note 4)	85,423	-	-	(1)	804,930	648,559	323,250	2,080
Transfers between funds	163,351	17,666	-	-	4,834,234	5,183,226	6,655,098	24,292
Redemptions (notes 2, 3, and 4)	(12,496)	(6)	(5,037)	(5,042)	(1,987,832)	(1,433,528)	(447,006)	(215,059)
Adjustments to maintain reserves	-	-	-	1	(2,116)	(1,215)	(987)	(189)

Net equity transactions	236,278	17,660	(5,037)	(5,042)	3,649,216	4,397,042	6,530,355	(188,876)

Net change in contract owners’ equity	257,903	20,498	27,363	32,332	4,957,679	6,042,208	8,741,260	1,320,220
Contract owners’ equity at beginning of period	20,498	-	102,769	70,437	20,008,616	13,966,408	4,813,457	3,493,237

Contract owners’ equity at end of period	$278,401	20,498	130,132	102,769	24,966,295	20,008,616	13,554,717	4,813,457

CHANGE IN UNITS:
Beginning units	1,830	-	1,583	1,673	994,358	769,310	91,565	94,614
Units purchased	32,115	1,831	-	-	517,045	711,329	187,735	46,481
Units redeemed	(11,561)	(1)	(62)	(90)	(334,888)	(486,281)	(77,091)	(49,530)

Ending units	22,384	1,830	1,521	1,583	1,176,515	994,358	202,209	91,565

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JMCVIN		JHEVTN		LZREMS		LZRGDM
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$241,753	252,237	911,745	293,385	555,584	886,930	-	-
Realized gain (loss) on investments	211,553	1,048,817	530,180	172,662	828,304	(193,626)	869	(39,974)
Change in unrealized gain (loss) on investments	1,351,901	617,955	(1,998,224)	2,209,310	(309,454)	2,821,751	41,955	60,877
Reinvested capital gains	1,241,237	634,261	-	-	-	-	-	36,607

Net increase (decrease) in contract owners’ equity resulting from operations	3,046,444	2,553,270	(556,299)	2,675,357	1,074,434	3,515,055	42,824	57,510

Equity transactions:
Purchase payments received from contract owners (note 4)	739,199	706,844	525,537	523,058	88,519	31,744	1,800	38,490
Transfers between funds	105,954	(4,811,014)	2,118,205	(318,602)	(2,908,795)	(2,064,128)	13,761	(187,279)
Redemptions (notes 2, 3, and 4)	(1,199,082)	(2,059,536)	(1,489,655)	(961,997)	(1,114,142)	(1,465,557)	(29,215)	(41,228)
Adjustments to maintain reserves	(2,357)	(2,283)	(1,606)	(1,447)	(199)	(181)	(54)	(44)

Net equity transactions	(356,286)	(6,165,989)	1,152,481	(758,988)	(3,934,617)	(3,498,122)	(13,708)	(190,061)

Net change in contract owners’ equity	2,690,158	(3,612,719)	596,182	1,916,369	(2,860,183)	16,933	29,116	(132,551)
Contract owners’ equity at beginning of period	22,839,604	26,452,323	20,845,528	18,929,159	17,358,558	17,341,625	516,654	649,205

Contract owners’ equity at end of period	$25,529,762	22,839,604	21,441,710	20,845,528	14,498,375	17,358,558	545,770	516,654

CHANGE IN UNITS:
Beginning units	795,528	1,019,363	1,294,151	1,353,609	564,092	687,525	29,518	41,223
Units purchased	272,666	150,979	383,609	401,902	114,100	108,086	2,612	10,756
Units redeemed	(279,773)	(374,814)	(310,823)	(461,360)	(237,876)	(231,519)	(3,402)	(22,461)

Ending units	788,421	795,528	1,366,937	1,294,151	440,316	564,092	28,728	29,518

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$348,041	150,404	-	-	2,623	7,906	212,207	289,755
Realized gain (loss) on investments	490,165	(1,755,070)	(279,927)	(341,944)	(395,360)	(734,188)	(453,243)	(810,821)
Change in unrealized gain (loss) on investments	(192,603)	3,000,554	505,476	613,337	40,615	1,019,838	982,170	414,874
Reinvested capital gains	28,164	-	117,881	-	634,325	266,892	1,769,866	1,936,510

Net increase (decrease) in contract owners’ equity resulting from operations	673,767	1,395,888	343,430	271,393	282,203	560,448	2,511,000	1,830,318

Equity transactions:
Purchase payments received from contract owners (note 4)	225,401	120,751	53,925	171,237	95,745	145,960	102,356	229,590
Transfers between funds	(653,339)	1,413,732	(247,124)	(492,314)	(625,422)	201,343	798,349	661,738
Redemptions (notes 2, 3, and 4)	(821,620)	(604,158)	(156,930)	(311,270)	(142,199)	(307,774)	(1,537,258)	(833,176)
Adjustments to maintain reserves	(573)	(478)	(710)	(564)	(26)	(88)	(870)	(715)

Net equity transactions	(1,250,131)	929,847	(350,839)	(632,911)	(671,902)	39,441	(637,423)	57,437

Net change in contract owners’ equity	(576,364)	2,325,735	(7,409)	(361,518)	(389,699)	599,889	1,873,577	1,887,755
Contract owners’ equity at beginning of period	11,719,144	9,393,409	3,090,825	3,452,343	2,812,342	2,212,453	14,947,904	13,060,149

Contract owners’ equity at end of period	$11,142,780	11,719,144	3,083,416	3,090,825	2,422,643	2,812,342	16,821,481	14,947,904

CHANGE IN UNITS:
Beginning units	520,615	484,897	99,974	113,697	87,274	84,771	410,611	408,553
Units purchased	203,651	377,971	18,121	15,746	5,803	40,294	80,035	151,280
Units redeemed	(256,657)	(342,253)	(26,181)	(29,469)	(28,156)	(37,791)	(97,588)	(149,222)

Ending units	467,609	520,615	91,914	99,974	64,921	87,274	393,058	410,611

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LVCLGI		SBVHY		SBVSG2		LACB2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(919)	(492)	84,703	72,959	-	-	210,203	-
Realized gain (loss) on investments	2,044,300	817,521	56,909	(283,264)	(4,550,433)	(3,921,663)	103,799	-
Change in unrealized gain (loss) on investments	2,732,305	6,156,479	(47,328)	323,846	4,587,509	6,141,981	892,925	-
Reinvested capital gains	1,095,346	171,720	-	-	706,723	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,871,032	7,145,228	94,284	113,541	743,799	2,220,318	1,206,927	-

Equity transactions:
Purchase payments received from contract owners (note 4)	181,999	138,864	368	33,145	291,978	1,023,309	(21,134)	-
Transfers between funds	(402,040)	(87,091)	54,302	(163,146)	(6,423,135)	(557,766)	12,849,750	-
Redemptions (notes 2, 3, and 4)	(2,268,313)	(2,167,640)	(114,356)	(94,401)	(1,489,535)	(2,001,987)	(251,343)	-
Adjustments to maintain reserves	(1,328)	(803)	(210)	(204)	(1,762)	(1,727)	(262)	-

Net equity transactions	(2,489,682)	(2,116,670)	(59,896)	(224,606)	(7,622,454)	(1,538,171)	12,577,011	-

Net change in contract owners’ equity	3,381,350	5,028,558	34,388	(111,065)	(6,878,655)	682,147	13,783,938	-
Contract owners’ equity at beginning of period	22,225,013	17,196,455	1,339,842	1,450,907	26,296,179	25,614,032	-	-

Contract owners’ equity at end of period	$25,606,363	22,225,013	1,374,230	1,339,842	19,417,524	26,296,179	13,783,938	-

CHANGE IN UNITS:
Beginning units	410,690	453,061	60,948	70,971	875,055	923,288	-	-
Units purchased	116,100	166,861	41,952	91,294	205,805	395,699	1,480,798	-
Units redeemed	(145,110)	(209,232)	(45,072)	(101,317)	(451,232)	(443,932)	(213,442)	-

Ending units	381,680	410,690	57,828	60,948	629,628	875,055	1,267,356	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACDV2		LACI2		LACIPS		LACLV2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$88,628	-	25,128	-	424,440	-	126,885	-
Realized gain (loss) on investments	287,502	-	21,473	-	83,525	-	84,144	-
Change in unrealized gain (loss) on investments	472,835	-	(33,557)	-	(30,036)	-	202,341	-
Reinvested capital gains	-	-	-	-	-	-	47,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	848,965	-	13,044	-	477,929	-	461,226	-

Equity transactions:
Purchase payments received from contract owners (note 4)	(12,006)	-	5,012	-	(179,666)	-	(557,967)	-
Transfers between funds	8,778,778	-	3,329,164	-	13,049,351	-	6,606,767	-
Redemptions (notes 2, 3, and 4)	(424,634)	-	(204,177)	-	(550,883)	-	(300,864)	-
Adjustments to maintain reserves	(554)	-	(31)	-	(463)	-	(677)	-

Net equity transactions	8,341,584	-	3,129,968	-	12,318,339	-	5,747,259	-

Net change in contract owners’ equity	9,190,549	-	3,143,012	-	12,796,268	-	6,208,485	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$9,190,549	-	3,143,012	-	12,796,268	-	6,208,485	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,569,156	-	435,856	-	1,701,259	-	999,404	-
Units redeemed	(706,805)	-	(122,255)	-	(462,431)	-	(416,540)	-

Ending units	862,351	-	313,601	-	1,238,828	-	582,864	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACMV2		LACU2		LACV2		LOVBD
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$56,733	-	-	-	119,791	-	1,267,801	1,189,558
Realized gain (loss) on investments	27,517	-	1,058,199	-	47,807	-	(1,169,561)	(2,387,553)
Change in unrealized gain (loss) on investments	65,637	-	2,524,309	-	153,028	-	1,350,071	2,686,689
Reinvested capital gains	49,564	-	208,590	-	48,640	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	199,451	-	3,791,098	-	369,266	-	1,448,311	1,488,694

Equity transactions:
Purchase payments received from contract owners (note 4)	20,785	-	(185,994)	-	(85,466)	-	451,468	537,461
Transfers between funds	2,763,426	-	14,637,332	-	5,294,890	-	(1,905,632)	(738,701)
Redemptions (notes 2, 3, and 4)	(333,235)	-	(878,198)	-	(239,335)	-	(1,139,830)	(1,309,867)
Adjustments to maintain reserves	(2)	-	(890)	-	(23)	-	(1,063)	(1,127)

Net equity transactions	2,450,974	-	13,572,250	-	4,970,066	-	(2,595,057)	(1,512,234)

Net change in contract owners’ equity	2,650,425	-	17,363,348	-	5,339,332	-	(1,146,746)	(23,540)
Contract owners’ equity at beginning of period	-	-	-	-	-	-	23,920,134	23,943,674

Contract owners’ equity at end of period	$2,650,425	-	17,363,348	-	5,339,332	-	22,773,388	23,920,134

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	1,105,016	1,189,602
Units purchased	370,728	-	2,710,475	-	726,213	-	175,418	523,916
Units redeemed	(122,632)	-	(1,256,441)	-	(225,429)	-	(291,131)	(608,502)

Ending units	248,096	-	1,454,034	-	500,784	-	989,303	1,105,016

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LOVCDG		LOVGI		MEGSS		MNDSC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$45,469	52,861	32,374	34,602	-	-	-	-
Realized gain (loss) on investments	17,113	(552,551)	492,497	28,454	(479,530)	(1,610,277)	(1,156,033)	(699,156)
Change in unrealized gain (loss) on investments	869,379	1,015,403	32,000	313,311	3,671,657	4,341,287	1,422,744	1,219,642
Reinvested capital gains	453,727	371,305	289,862	76,865	1,480,183	1,102,316	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,385,688	887,018	846,733	453,232	4,672,310	3,833,326	266,711	520,486

Equity transactions:
Purchase payments received from contract owners (note 4)	152,869	70,572	129,195	14,348	317,543	725,345	180,195	398,541
Transfers between funds	490,409	434,166	(292,658)	32,725	1,383,600	876,244	(975,612)	1,344,234
Redemptions (notes 2, 3, and 4)	(434,270)	(579,647)	(640,577)	(144,829)	(1,721,938)	(845,085)	(224,818)	(77,000)
Adjustments to maintain reserves	(1,228)	(766)	(231)	(143)	(1,866)	(1,419)	(156)	(242)

Net equity transactions	207,780	(75,675)	(804,271)	(97,899)	(22,661)	755,085	(1,020,391)	1,665,533

Net change in contract owners’ equity	1,593,468	811,343	42,462	355,333	4,649,649	4,588,411	(753,680)	2,186,019
Contract owners’ equity at beginning of period	6,718,939	5,907,596	3,938,926	3,583,593	15,098,602	10,510,191	5,018,916	2,832,897

Contract owners’ equity at end of period	$8,312,407	6,718,939	3,981,388	3,938,926	19,748,251	15,098,602	4,265,236	5,018,916

CHANGE IN UNITS:
Beginning units	154,357	153,183	112,174	114,580	546,014	515,327	375,415	242,170
Units purchased	87,248	52,057	62,524	10,090	135,313	179,562	144,259	185,662
Units redeemed	(81,691)	(50,883)	(79,297)	(12,496)	(137,282)	(148,875)	(219,915)	(52,417)

Ending units	159,914	154,357	95,401	112,174	544,045	546,014	299,759	375,415

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVFSC		MVIGSC		MGRFV		DTRTFY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$204,033	196,050	42,890	23,796	266,309	304,849	3,426,450	996,517
Realized gain (loss) on investments	(403,938)	(347,605)	388,420	10,169	(259,222)	58,370	(991,167)	(2,421,569)
Change in unrealized gain (loss) on investments	669,056	125,563	(70,374)	198,209	374,534	(786,453)	(1,438,709)	3,242,633
Reinvested capital gains	1,083,915	982,709	16,844	83,477	175,865	1,191,909	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,553,066	956,717	377,780	315,651	557,486	768,675	996,574	1,817,581

Equity transactions:
Purchase payments received from contract owners (note 4)	669,527	391,049	1,062,557	412,986	92,935	48,688	324,945	144,267
Transfers between funds	(311,104)	(1,985,235)	2,299,237	600,499	(945,657)	(6,623,373)	8,210,367	(2,237,321)
Redemptions (notes 2, 3, and 4)	(1,232,628)	(665,964)	(250,908)	(169,104)	(932,265)	(1,281,365)	(1,998,238)	(2,512,109)
Adjustments to maintain reserves	(2,061)	(1,938)	(439)	(59)	(218)	(408)	(3,138)	(2,632)

Net equity transactions	(876,266)	(2,262,088)	3,110,447	844,322	(1,785,205)	(7,856,458)	6,533,936	(4,607,795)

Net change in contract owners’ equity	676,800	(1,305,371)	3,488,227	1,159,973	(1,227,719)	(7,087,783)	7,530,510	(2,790,214)
Contract owners’ equity at beginning of period	13,904,218	15,209,589	3,050,369	1,890,396	17,598,316	24,686,099	29,495,018	32,285,232

Contract owners’ equity at end of period	$14,581,018	13,904,218	6,538,596	3,050,369	16,370,597	17,598,316	37,025,528	29,495,018

CHANGE IN UNITS:
Beginning units	726,609	860,756	270,913	192,038	1,157,941	1,692,195	2,890,211	3,351,745
Units purchased	271,336	195,271	444,565	151,918	114,222	197,158	1,470,834	1,090,585
Units redeemed	(310,890)	(329,418)	(181,558)	(73,043)	(232,211)	(731,412)	(859,795)	(1,552,119)

Ending units	687,055	726,609	533,920	270,913	1,039,952	1,157,941	3,501,250	2,890,211

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GEM2		GIG		GVEXD		GVIXY
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$42,915	43,844	127,324	13,355	4,095,209	3,156,841	4,271,033	2,438,642
Realized gain (loss) on investments	93,574	(18,487)	168,340	670	42,288,205	(34,134,125)	371,839	2,559,837
Change in unrealized gain (loss) on investments	4,990	28,297	(96,837)	29,965	25,945,228	77,394,735	(1,604,976)	10,172,432
Reinvested capital gains	-	-	-	-	254,483	246,020	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,479	53,654	198,827	43,990	72,583,125	46,663,471	3,037,896	15,170,911

Equity transactions:
Purchase payments received from contract owners (note 4)	187,801	42,894	738,089	470,011	35,680,123	14,738,094	4,517,779	2,490,542
Transfers between funds	(507,715)	1,397,623	3,782,982	240,778	85,820,775	64,039,148	11,192,815	1,574,205
Redemptions (notes 2, 3, and 4)	(119,347)	(139,178)	(230,442)	(2,628)	(25,028,289)	(17,563,223)	(5,433,400)	(4,276,380)
Adjustments to maintain reserves	(194)	(57)	(404)	(43)	(36,366)	(13,600)	(4,747)	(3,501)

Net equity transactions	(439,455)	1,301,282	4,290,225	708,118	96,436,243	61,200,419	10,272,447	(215,134)

Net change in contract owners’ equity	(297,976)	1,354,936	4,489,052	752,108	169,019,368	107,863,890	13,310,343	14,955,777
Contract owners’ equity at beginning of period	3,104,143	1,749,207	752,108	-	264,638,469	156,774,579	101,668,772	86,712,995

Contract owners’ equity at end of period	$2,806,167	3,104,143	5,241,160	752,108	433,657,837	264,638,469	114,979,115	101,668,772

CHANGE IN UNITS:
Beginning units	329,466	192,819	67,939	-	8,787,192	6,469,669	6,907,741	6,919,105
Units purchased	198,068	306,817	479,073	70,875	9,310,497	7,540,234	2,851,696	3,056,172
Units redeemed	(246,538)	(170,170)	(121,706)	(2,936)	(6,357,438)	(5,222,711)	(2,179,419)	(3,067,536)

Ending units	280,996	329,466	425,306	67,939	11,740,251	8,787,192	7,580,018	6,907,741

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MCIFD		MSBF		NVAMVX		NVBXD
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$665,788	530,078	518,347	41,608	55,075	6,430	2,165,139	1,153,751
Realized gain (loss) on investments	195,398	(5,187,919)	52,222	(818)	18,405	(3)	(1,697,939)	(1,918,160)
Change in unrealized gain (loss) on investments	2,568,945	8,500,321	(148,570)	(44,688)	(91,887)	14,295	137,550	2,665,775
Reinvested capital gains	2,453,197	1,878,542	-	37,051	49,337	683	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,883,328	5,721,022	421,999	33,153	30,930	21,405	604,750	1,901,366

Equity transactions:
Purchase payments received from contract owners (note 4)	3,551,186	1,661,103	773,419	87,028	238,084	-	8,333,011	4,860,938
Transfers between funds	8,438,040	9,890,502	7,039,735	678,431	2,636,187	364,759	26,600,727	16,777,809
Redemptions (notes 2, 3, and 4)	(2,559,465)	(2,207,432)	(493,133)	(26,193)	(115,473)	(30)	(2,938,953)	(3,272,835)
Adjustments to maintain reserves	(4,624)	(2,981)	(168)	(1)	(229)	(55)	(3,321)	(1,575)

Net equity transactions	9,425,137	9,341,192	7,319,853	739,265	2,758,569	364,674	31,991,464	18,364,337

Net change in contract owners’ equity	15,308,465	15,062,214	7,741,852	772,418	2,789,499	386,079	32,596,214	20,265,703
Contract owners’ equity at beginning of period	43,753,514	28,691,300	772,418	-	386,079	-	42,731,398	22,465,695

Contract owners’ equity at end of period	$59,061,979	43,753,514	8,514,270	772,418	3,175,578	386,079	75,327,612	42,731,398

CHANGE IN UNITS:
Beginning units	1,828,415	1,385,343	72,464	-	35,840	-	3,675,868	1,965,491
Units purchased	1,189,432	1,237,578	892,451	75,103	232,909	35,846	3,881,012	2,698,510
Units redeemed	(815,238)	(794,506)	(240,945)	(2,639)	(13,548)	(6)	(1,113,040)	(988,133)

Ending units	2,202,609	1,828,415	723,970	72,464	255,201	35,840	6,443,840	3,675,868

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDCAP		NVFIY		NVGEY		NVIDMP
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	163,506	63,357	143,530	98,404	-	-
Realized gain (loss) on investments	(18,312)	(22,056)	(76,881)	(49,916)	282,001	(206,554)	(99)	(533,652)
Change in unrealized gain (loss) on investments	62,434	78,356	(41,137)	96,515	570,675	997,362	70,715	871,317
Reinvested capital gains	-	378	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,122	56,678	45,488	109,956	996,206	889,212	70,616	337,665

Equity transactions:
Purchase payments received from contract owners (note 4)	-	54,694	1,149,094	13,082	872,666	84,761	43,750	109,029
Transfers between funds	17,558	(693)	1,903,131	1,056,935	1,578,788	1,696,467	261,472	(1,935,937)
Redemptions (notes 2, 3, and 4)	(34,493)	(42,052)	(212,481)	(89,807)	(393,452)	(197,362)	(4,401)	(3,239)
Adjustments to maintain reserves	(260)	(224)	(104)	(99)	(224)	(155)	(203)	(180)

Net equity transactions	(17,195)	11,725	2,839,640	980,111	2,057,778	1,583,711	300,618	(1,830,327)

Net change in contract owners’ equity	26,927	68,403	2,885,128	1,090,067	3,053,984	2,472,923	371,234	(1,492,662)
Contract owners’ equity at beginning of period	412,073	343,670	2,238,182	1,148,115	5,686,399	3,213,476	789,614	2,282,276

Contract owners’ equity at end of period	$439,000	412,073	5,123,310	2,238,182	8,740,383	5,686,399	1,160,848	789,614

CHANGE IN UNITS:
Beginning units	35,292	34,301	220,288	119,370	364,840	249,272	69,500	230,778
Units purchased	4,207	4,976	338,246	132,821	277,350	293,371	24,516	10,440
Units redeemed	(5,496)	(3,985)	(61,161)	(31,903)	(159,567)	(177,803)	(430)	(171,718)

Ending units	34,003	35,292	497,373	220,288	482,623	364,840	93,586	69,500

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVLCPY		NVMIG6		NVMIVX		NVMLG1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$249,561	38,259	649	523	217,836	84,068	22,940	9,038
Realized gain (loss) on investments	7,680	3,817	(861)	361	114,360	208,005	10,358	(13)
Change in unrealized gain (loss) on investments	(176,084)	26,829	(21,280)	4,078	(207,943)	165,966	275,755	39,637
Reinvested capital gains	-	-	-	-	-	-	220,335	8,728

Net increase (decrease) in contract owners’ equity resulting from operations	81,157	68,905	(21,492)	4,962	124,253	458,039	529,388	57,390

Equity transactions:
Purchase payments received from contract owners (note 4)	664,679	48,787	15,676	-	112,673	156,652	155,622	54,208
Transfers between funds	5,823,559	580,568	251,558	8,655	376,183	(708,577)	2,356,896	595,011
Redemptions (notes 2, 3, and 4)	(101,621)	(2,539)	(2,177)	(365)	(111,689)	(260,311)	(26,115)	(3,213)
Adjustments to maintain reserves	(158)	(18)	(10)	(1)	(188)	(153)	(2,179)	(85)

Net equity transactions	6,386,459	626,798	265,047	8,289	376,979	(812,389)	2,484,224	645,921

Net change in contract owners’ equity	6,467,616	695,703	243,555	13,251	501,232	(354,350)	3,013,612	703,311
Contract owners’ equity at beginning of period	695,703	-	44,614	31,363	3,141,434	3,495,784	703,311	-

Contract owners’ equity at end of period	$7,163,319	695,703	288,169	44,614	3,642,666	3,141,434	3,716,923	703,311

CHANGE IN UNITS:
Beginning units	66,667	-	4,322	3,510	221,482	285,062	57,495	-
Units purchased	625,540	108,594	35,742	2,249	85,562	194,042	190,411	57,770
Units redeemed	(20,199)	(41,927)	(11,662)	(1,437)	(61,133)	(257,622)	(6,655)	(275)

Ending units	672,008	66,667	28,402	4,322	245,911	221,482	241,251	57,495

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMG2		NVMMV1		NVNSR1		NVSIXD
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	26,770	43,666	9,968	12,887	1,387,025	1,195,670
Realized gain (loss) on investments	(3,686)	(46,400)	(73,767)	(32,903)	(276,116)	(67,831)	(4,008,678)	(1,689,762)
Change in unrealized gain (loss) on investments	19,917	60,603	185,492	(213,876)	18,523	269,160	12,387,547	13,762,468
Reinvested capital gains	-	-	40,919	467,544	585,180	361,953	1,134,417	533,380

Net increase (decrease) in contract owners’ equity resulting from operations	16,231	14,203	179,414	264,431	337,555	576,169	10,900,311	13,801,756

Equity transactions:
Purchase payments received from contract owners (note 4)	6,795	-	64,782	129,401	80	46,505	3,950,966	2,838,735
Transfers between funds	(7,966)	(40,018)	(246,205)	(105,156)	(159,017)	168,642	12,482,790	(855,685)
Redemptions (notes 2, 3, and 4)	(835)	(369)	(224,722)	(757,993)	(44,917)	(29,259)	(5,626,818)	(5,635,902)
Adjustments to maintain reserves	(2)	(10)	(294)	(242)	(181)	(153)	(7,193)	(5,776)

Net equity transactions	(2,008)	(40,397)	(406,439)	(733,990)	(204,035)	185,735	10,799,745	(3,658,628)

Net change in contract owners’ equity	14,223	(26,194)	(227,025)	(469,559)	133,520	761,904	21,700,056	10,143,128
Contract owners’ equity at beginning of period	88,764	114,958	2,625,781	3,095,340	3,441,407	2,679,503	98,272,936	88,129,808

Contract owners’ equity at end of period	$102,987	88,764	2,398,756	2,625,781	3,574,927	3,441,407	119,972,992	98,272,936

CHANGE IN UNITS:
Beginning units	12,226	19,067	172,743	221,540	195,338	183,406	5,013,910	5,234,656
Units purchased	907	5,468	39,909	162,690	72,225	96,933	2,016,475	2,006,293
Units redeemed	(1,124)	(12,309)	(67,212)	(211,487)	(80,762)	(85,001)	(1,557,169)	(2,227,039)

Ending units	12,009	12,226	145,440	172,743	186,801	195,338	5,473,216	5,013,910

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SAMY		TRF		AMCG		AMRI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$20,691,729	17,720,166	60,148	77,154	-	-	19,087	31,928
Realized gain (loss) on investments	-	(1)	(133,161)	(133,205)	349,168	(774,457)	(68,595)	(594,146)
Change in unrealized gain (loss) on investments	-	1	517,816	(50,591)	31,865	1,153,293	200,386	785,117
Reinvested capital gains	-	38	190,604	534,813	183,448	-	85,954	161,133

Net increase (decrease) in contract owners’ equity resulting from operations	20,691,729	17,720,204	635,407	428,171	564,481	378,836	236,832	384,032

Equity transactions:
Purchase payments received from contract owners (note 4)	795,688,828	460,700,871	208,136	15,812	54,455	3,526	29,991	412,354
Transfers between funds	(656,042,803)	(428,582,902)	(933,429)	1,117,563	1,131,438	(15,124)	(374,068)	(1,428,687)
Redemptions (notes 2, 3, and 4)	(83,625,701)	(89,800,005)	(346,799)	(236,016)	(192,521)	(147,625)	(214,937)	(268,439)
Adjustments to maintain reserves	(19,177)	(21,121)	(527)	(460)	(191)	(138)	(80)	(103)

Net equity transactions	56,001,147	(57,703,157)	(1,072,619)	896,899	993,181	(159,361)	(559,094)	(1,284,875)

Net change in contract owners’ equity	76,692,876	(39,982,953)	(437,212)	1,325,070	1,557,662	219,475	(322,262)	(900,843)
Contract owners’ equity at beginning of period	357,866,489	397,849,442	6,102,833	4,777,763	2,447,609	2,228,134	3,028,052	3,928,895

Contract owners’ equity at end of period	$434,559,365	357,866,489	5,665,621	6,102,833	4,005,271	2,447,609	2,705,790	3,028,052

CHANGE IN UNITS:
Beginning units	32,994,767	38,475,393	355,260	301,124	45,928	49,034	87,442	123,315
Units purchased	123,093,240	88,042,007	129,173	150,785	79,041	15,558	6,374	34,550
Units redeemed	(117,939,990)	(93,522,633)	(194,168)	(96,649)	(65,020)	(18,664)	(23,342)	(70,423)

Ending units	38,148,017	32,994,767	290,265	355,260	59,949	45,928	70,474	87,442

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMSRS		AMTB		NALCV		NALG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$4,963	6,545	247,328	215,274	-	-	-	-
Realized gain (loss) on investments	87,825	12,054	29,888	(307,021)	-	-	910	-
Change in unrealized gain (loss) on investments	305,807	411,859	(21,913)	379,584	(474)	-	59,891	-
Reinvested capital gains	106,928	30,883	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	505,523	461,341	255,303	287,837	(474)	-	60,801	-

Equity transactions:
Purchase payments received from contract owners (note 4)	15,360	29	196,972	120,624	-	-	-	-
Transfers between funds	(116,864)	(79,590)	(299,026)	1,155,535	39,863	-	1,618,721	-
Redemptions (notes 2, 3, and 4)	(174,413)	(35,896)	(562,997)	(371,944)	(20)	-	(14,825)	-
Adjustments to maintain reserves	2	(1)	(595)	(896)	-	-	-	-

Net equity transactions	(275,915)	(115,458)	(665,646)	903,319	39,843	-	1,603,896	-

Net change in contract owners’ equity	229,608	345,883	(410,343)	1,191,156	39,369	-	1,664,697	-
Contract owners’ equity at beginning of period	2,132,436	1,786,553	5,392,371	4,201,215	-	-	-	-

Contract owners’ equity at end of period	$2,362,044	2,132,436	4,982,028	5,392,371	39,369	-	1,664,697	-

CHANGE IN UNITS:
Beginning units	41,369	43,981	405,900	341,725	-	-	-	-
Units purchased	640	4	277,277	387,838	3,986	-	166,314	-
Units redeemed	(5,596)	(2,616)	(332,008)	(323,663)	(2)	-	(5,833)	-

Ending units	36,413	41,369	351,169	405,900	3,984	-	160,481	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NAMG		NASCV		NASG		NAWEI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	4,237	-	3,433	-	-	-	3	-
Change in unrealized gain (loss) on investments	320	-	7,151	-	2	-	(1,831)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,557	-	10,584	-	2	-	(1,828)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,150	-	-	-	-	-
Transfers between funds	1,690,284	-	885,509	-	2,133	-	77,451	-
Redemptions (notes 2, 3, and 4)	(10,216)	-	(8,841)	-	-	-	(213)	-
Adjustments to maintain reserves	(39)	-	(6)	-	-	-	1	-

Net equity transactions	1,680,029	-	884,812	-	2,133	-	77,239	-

Net change in contract owners’ equity	1,684,586	-	895,396	-	2,135	-	75,411	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,684,586	-	895,396	-	2,135	-	75,411	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	175,358	-	104,479	-	213	-	7,745	-
Units redeemed	(6,929)	-	(15,707)	-	-	-	(21)	-

Ending units	168,429	-	88,772	-	213	-	7,724	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTAG1		NOTAG2		NOTB1		NOTB2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$160	127	17,833	6,152	5	744	17,532	4,688
Realized gain (loss) on investments	-	20,269	9,521	(2,471)	(85,457)	(352)	150,117	(625,851)
Change in unrealized gain (loss) on investments	1,059	(18,672)	62,575	78,824	87,864	12,346	(57,743)	760,960
Reinvested capital gains	96	51	12,352	2,871	-	716	-	8,016

Net increase (decrease) in contract owners’ equity resulting from operations	1,315	1,775	102,281	85,376	2,412	13,454	109,906	147,813

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	744,510	12,443	-	-	45,434	1,215,903
Transfers between funds	-	(80,915)	107,792	21,408	-	-	15,017	(125,128)
Redemptions (notes 2, 3, and 4)	(1)	(18)	(32,111)	(5,202)	(157,232)	(240)	(1,212,792)	(454,183)
Adjustments to maintain reserves	-	-	(22)	(4)	-	(1)	-	(3)

Net equity transactions	(1)	(80,933)	820,169	28,645	(157,232)	(241)	(1,152,341)	636,589

Net change in contract owners’ equity	1,314	(79,158)	922,450	114,021	(154,820)	13,213	(1,042,435)	784,402
Contract owners’ equity at beginning of period	10,780	89,938	601,663	487,642	154,974	141,761	1,712,239	927,837

Contract owners’ equity at end of period	$12,094	10,780	1,524,113	601,663	154	154,974	669,804	1,712,239

CHANGE IN UNITS:
Beginning units	418	4,110	41,882	39,834	9,267	9,283	105,568	62,374
Units purchased	-	-	63,958	14,909	-	-	73,544	96,145
Units redeemed	-	(3,692)	(11,111)	(12,861)	(9,258)	(16)	(140,187)	(52,951)

Ending units	418	418	94,729	41,882	9	9,267	38,925	105,568

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTBBA		NOTBE2		NOTC2		NOTG1
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$74,633	45,552	26,053	22,349	44,853	36,437	138,534	52,996
Realized gain (loss) on investments	(122,216)	(242,982)	4,020	(18,861)	(4,774)	(49,748)	368,838	(8,647,428)
Change in unrealized gain (loss) on investments	122,788	228,279	50,932	84,816	54,907	119,534	36,465	9,740,001
Reinvested capital gains	-	-	5,978	16,224	13,469	44,780	-	12,411

Net increase (decrease) in contract owners’ equity resulting from operations	75,205	30,849	86,983	104,528	108,455	151,003	543,837	1,157,980

Equity transactions:
Purchase payments received from contract owners (note 4)	12,531	27,099	14,884	608,438	(2)	5,322	2	(2)
Transfers between funds	(724,385)	(260,280)	(80,876)	259,542	60,381	381,343	9,189	4,638
Redemptions (notes 2, 3, and 4)	(140,263)	(229,863)	(20,611)	(33,120)	(66,471)	(393,983)	(2,923,506)	(10,651,572)
Adjustments to maintain reserves	(68)	(63)	1	-	(29)	(76)	1	2

Net equity transactions	(852,185)	(463,107)	(86,602)	834,860	(6,121)	(7,394)	(2,914,314)	(10,646,934)

Net change in contract owners’ equity	(776,980)	(432,258)	381	939,388	102,334	143,609	(2,370,477)	(9,488,954)
Contract owners’ equity at beginning of period	2,282,938	2,715,196	1,285,684	346,296	1,786,485	1,642,876	7,970,914	17,459,868

Contract owners’ equity at end of period	$1,505,958	2,282,938	1,286,065	1,285,684	1,888,819	1,786,485	5,600,437	7,970,914

CHANGE IN UNITS:
Beginning units	238,583	287,698	102,609	30,786	114,033	114,483	512,466	1,235,188
Units purchased	138,740	81,575	1,170	89,460	13,300	76,207	531	29,279
Units redeemed	(227,031)	(130,690)	(7,727)	(17,637)	(14,415)	(76,657)	(175,656)	(752,001)

Ending units	150,292	238,583	96,052	102,609	112,918	114,033	337,341	512,466

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTG2		NOTGR1		NOTGR2		NOTMD2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$32,650	5,543	19,736	16,321	27,510	26,594	30,558	27,851
Realized gain (loss) on investments	(15,558)	(24,823)	111	83	1,257	(48,415)	64,227	10,372
Change in unrealized gain (loss) on investments	85,148	143,186	113,199	144,320	178,972	335,207	22,832	135,288
Reinvested capital gains	-	1,773	2,466	11,559	3,927	21,633	23,432	20,723

Net increase (decrease) in contract owners’ equity resulting from operations	102,240	125,679	135,512	172,283	211,666	335,019	141,049	194,234

Equity transactions:
Purchase payments received from contract owners (note 4)	39,640	289	-	(2)	101,795	29,753	91,952	107,327
Transfers between funds	52,367	3,976	-	-	(372,805)	(444,989)	(100,601)	472,648
Redemptions (notes 2, 3, and 4)	(21,886)	(21,725)	(357)	(362)	(86,487)	(45,980)	(225,435)	(116,757)
Adjustments to maintain reserves	(46)	(35)	1	2	(961)	(840)	(635)	(288)

Net equity transactions	70,075	(17,495)	(356)	(362)	(358,458)	(462,056)	(234,719)	462,930

Net change in contract owners’ equity	172,315	108,184	135,156	171,921	(146,792)	(127,037)	(93,670)	657,164
Contract owners’ equity at beginning of period	1,247,763	1,139,579	1,222,183	1,050,262	2,222,448	2,349,485	1,773,109	1,115,945

Contract owners’ equity at end of period	$1,420,078	1,247,763	1,357,339	1,222,183	2,075,656	2,222,448	1,679,439	1,773,109

CHANGE IN UNITS:
Beginning units	77,112	78,249	47,925	47,940	110,178	131,056	97,581	62,561
Units purchased	5,654	391	-	-	4,342	4,229	19,286	41,336
Units redeemed	(1,246)	(1,528)	(13)	(15)	(19,453)	(25,107)	(27,302)	(6,316)

Ending units	81,520	77,112	47,912	47,925	95,067	110,178	89,565	97,581

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTMG1		NOTMG2		NOTMR1		NOVPDI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$8,195	1,997	10,201	1,646	4,536	3,712	7,255	9,482
Realized gain (loss) on investments	8,121	604	15,496	(508,056)	372	239	1,976	(17,679)
Change in unrealized gain (loss) on investments	7,235	27,807	1,127	544,312	8,343	14,970	50,663	(7,347)
Reinvested capital gains	-	904	-	1,155	947	2,426	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,551	31,312	26,824	39,057	14,198	21,347	59,894	(15,544)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	1,082	1,080	-	-	-	-
Transfers between funds	-	-	50,023	(5,539)	-	-	(42,188)	(97,788)
Redemptions (notes 2, 3, and 4)	(49,065)	(41,219)	(18,687)	(300,418)	(1,817)	(1,670)	(41,533)	(72,326)
Adjustments to maintain reserves	-	(2)	(20)	(17)	1	(1)	(65)	(148)

Net equity transactions	(49,065)	(41,220)	32,398	(304,894)	(1,816)	(1,671)	(83,786)	(170,262)

Net change in contract owners’ equity	(25,514)	(9,908)	59,222	(265,837)	12,382	19,676	(23,892)	(185,806)
Contract owners’ equity at beginning of period	315,968	325,876	362,824	628,661	202,255	182,579	465,767	651,573

Contract owners’ equity at end of period	$290,454	315,968	422,046	362,824	214,637	202,255	441,875	465,767

CHANGE IN UNITS:
Beginning units	17,675	20,166	21,095	40,253	10,821	10,917	30,424	43,743
Units purchased	870	-	7,851	4,505	-	-	44	1,353
Units redeemed	(3,485)	(2,491)	(6,140)	(23,663)	(93)	(96)	(4,707)	(14,672)

Ending units	15,060	17,675	22,806	21,095	10,728	10,821	25,761	30,424

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOVPM		MNCPS		PMUBAM		PMVAAA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(1,614)	(1,239)	365,127	227,490	690,978	508,087	1,196,268	592,850
Realized gain (loss) on investments	243,076	(269,277)	(181,766)	(1,911,280)	(803,672)	(581,896)	(1,333,756)	(1,568,530)
Change in unrealized gain (loss) on investments	134,391	499,812	521,144	2,585,521	900,317	1,016,078	824,786	2,415,461
Reinvested capital gains	-	-	197,338	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	375,853	229,296	901,843	901,731	787,623	942,269	687,298	1,439,781

Equity transactions:
Purchase payments received from contract owners (note 4)	42,899	9,203	432,646	273,205	288,495	392,842	14,609	447,897
Transfers between funds	(283,567)	(358,241)	434,809	(2,338,663)	1,147,023	27,208	(1,439,175)	2,824,388
Redemptions (notes 2, 3, and 4)	(76,953)	(51,772)	(518,746)	(605,880)	(817,498)	(733,282)	(2,702,163)	(2,221,632)
Adjustments to maintain reserves	(273)	(254)	(682)	(661)	(576)	(371)	(471)	(750)

Net equity transactions	(317,894)	(401,064)	348,027	(2,671,999)	617,444	(313,603)	(4,127,200)	1,049,903

Net change in contract owners’ equity	57,959	(171,768)	1,249,870	(1,770,268)	1,405,067	628,666	(3,439,902)	2,489,684
Contract owners’ equity at beginning of period	1,376,562	1,548,330	11,640,520	13,410,788	14,177,480	13,548,814	20,238,888	17,749,204

Contract owners’ equity at end of period	$1,434,521	1,376,562	12,890,390	11,640,520	15,582,547	14,177,480	16,798,986	20,238,888

CHANGE IN UNITS:
Beginning units	59,058	80,322	659,430	824,679	1,072,278	1,094,378	892,937	854,907
Units purchased	132,601	6,885	404,348	403,337	366,254	270,706	136,127	363,003
Units redeemed	(140,940)	(28,149)	(389,985)	(568,586)	(323,212)	(292,806)	(314,167)	(324,973)

Ending units	50,719	59,058	673,793	659,430	1,115,320	1,072,278	714,897	892,937

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVAAI		PMVEBA		PMVFBA		PMVFHA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$42,844	18,645	1,343,887	1,220,501	176,275	131,725	1,559,018	1,027,194
Realized gain (loss) on investments	(16)	(23)	783,491	(1,967,397)	15,289	(946,175)	(752,674)	(1,518,017)
Change in unrealized gain (loss) on investments	(17,776)	29,901	(663,193)	2,755,761	(362,631)	1,221,193	1,517,534	2,712,065
Reinvested capital gains	-	-	-	-	-	-	-	1,107,362

Net increase (decrease) in contract owners’ equity resulting from operations	25,052	48,523	1,464,185	2,008,865	(171,067)	406,743	2,323,878	3,328,604

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	117,486	173,699	760	45,813	617,906	216,886
Transfers between funds	-	-	(2,910,925)	(1,711,514)	(1,085,024)	210,621	2,531,009	9,080,767
Redemptions (notes 2, 3, and 4)	(240)	(240)	(1,923,519)	(2,017,529)	(178,736)	(281,106)	(2,246,696)	(2,346,773)
Adjustments to maintain reserves	-	-	(621)	(563)	(56)	(62)	(644)	(555)

Net equity transactions	(240)	(240)	(4,717,579)	(3,555,907)	(1,263,056)	(24,734)	901,575	6,950,325

Net change in contract owners’ equity	24,812	48,283	(3,253,394)	(1,547,042)	(1,434,123)	382,009	3,225,453	10,278,929
Contract owners’ equity at beginning of period	634,347	586,064	22,596,555	24,143,597	6,047,683	5,665,674	41,983,126	31,704,197

Contract owners’ equity at end of period	$659,159	634,347	19,343,161	22,596,555	4,613,560	6,047,683	45,208,579	41,983,126

CHANGE IN UNITS:
Beginning units	48,541	48,560	1,050,619	1,241,713	471,829	469,517	2,011,233	1,659,841
Units purchased	-	-	778,962	1,452,174	132,394	509,446	440,593	1,055,625
Units redeemed	(18)	(19)	(993,976)	(1,643,268)	(231,531)	(507,134)	(396,907)	(704,233)

Ending units	48,523	48,541	835,605	1,050,619	372,692	471,829	2,054,919	2,011,233

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVGBA		PMVHYA		PMVID		PMVLDA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$115,091	63,678	2,164,692	1,536,997	11,005,698	7,958,575	1,175,097	1,032,145
Realized gain (loss) on investments	(11,956)	(476,869)	1,100,464	(70,094)	(1,575,960)	(2,088,756)	(578,373)	(954,469)
Change in unrealized gain (loss) on investments	(115,873)	520,000	(910,450)	1,754,557	372,555	6,335,633	706,696	1,342,475
Reinvested capital gains	-	29,501	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,738)	136,310	2,354,706	3,221,460	9,802,293	12,205,452	1,303,420	1,420,151

Equity transactions:
Purchase payments received from contract owners (note 4)	102,745	75,434	572,695	349,635	7,889,861	4,117,680	270,783	714,069
Transfers between funds	603,880	(231,058)	9,920,496	4,669,756	37,046,223	18,754,565	1,288,537	214,445
Redemptions (notes 2, 3, and 4)	(127,963)	(206,131)	(2,586,908)	(1,724,209)	(13,175,711)	(9,563,318)	(2,960,804)	(3,574,578)
Adjustments to maintain reserves	(37)	(35)	(1,074)	(1,043)	(7,622)	(5,962)	(966)	(1,212)

Net equity transactions	578,625	(361,790)	7,905,209	3,294,139	31,752,751	13,302,965	(1,402,450)	(2,647,276)

Net change in contract owners’ equity	565,887	(225,480)	10,259,915	6,515,599	41,555,044	25,508,417	(99,030)	(1,227,125)
Contract owners’ equity at beginning of period	2,772,010	2,997,490	35,404,690	28,889,091	166,203,188	140,694,771	28,692,648	29,919,773

Contract owners’ equity at end of period	$3,337,897	2,772,010	45,664,605	35,404,690	207,758,232	166,203,188	28,593,618	28,692,648

CHANGE IN UNITS:
Beginning units	163,188	185,525	1,421,185	1,297,043	12,367,515	11,327,761	1,930,144	2,119,123
Units purchased	106,031	223,438	1,465,331	2,608,296	4,914,353	3,962,159	635,804	847,221
Units redeemed	(71,994)	(245,775)	(1,171,664)	(2,484,154)	(2,614,465)	(2,922,405)	(728,106)	(1,036,200)

Ending units	197,225	163,188	1,714,852	1,421,185	14,667,403	12,367,515	1,837,842	1,930,144

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$537,425	369,475	645,239	836,498	271,831	2,104,081	5,719,061	4,457,501
Realized gain (loss) on investments	(484,729)	(1,223,582)	(1,254,494)	(1,642,480)	(1,744,831)	(4,320,394)	(3,401,056)	(4,996,672)
Change in unrealized gain (loss) on investments	(980,166)	924,099	1,168,273	1,768,276	1,751,827	1,106,418	1,221,815	8,061,641
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(927,470)	69,992	559,018	962,294	278,827	(1,109,895)	3,539,820	7,522,470

Equity transactions:
Purchase payments received from contract owners (note 4)	530,898	221,111	143,552	393,812	554,686	214,112	1,983,375	2,365,195
Transfers between funds	(2,175,564)	8,131,319	(2,163,042)	(2,962,519)	1,107,799	(324,652)	14,515,405	6,346,259
Redemptions (notes 2, 3, and 4)	(1,018,359)	(1,418,878)	(1,286,098)	(1,863,581)	(699,439)	(823,460)	(7,886,400)	(8,679,882)
Adjustments to maintain reserves	(1,850)	(1,032)	(495)	(522)	(318)	(638)	(2,837)	(2,830)

Net equity transactions	(2,664,875)	6,932,520	(3,306,083)	(4,432,810)	962,728	(934,638)	8,609,543	28,742

Net change in contract owners’ equity	(3,592,345)	7,002,512	(2,747,065)	(3,470,516)	1,241,555	(2,044,533)	12,149,363	7,551,212
Contract owners’ equity at beginning of period	19,105,257	12,102,745	26,078,018	29,548,534	11,193,877	13,238,410	133,551,582	126,000,370

Contract owners’ equity at end of period	$15,512,912	19,105,257	23,330,953	26,078,018	12,435,432	11,193,877	145,700,945	133,551,582

CHANGE IN UNITS:
Beginning units	1,029,096	677,538	1,426,791	1,683,629	1,230,239	1,329,831	6,938,066	6,919,063
Units purchased	1,304,571	1,489,997	283,747	421,102	950,954	898,507	1,990,511	2,122,667
Units redeemed	(1,450,826)	(1,138,439)	(457,119)	(677,940)	(859,346)	(998,099)	(1,556,997)	(2,103,664)

Ending units	882,841	1,029,096	1,253,419	1,426,791	1,321,847	1,230,239	7,371,580	6,938,066

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVGCBA		PVGDAA		PVGMAA		PVSTA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$108,462	80,438	65	39	141,178	92,493	4,114,685	3,460,341
Realized gain (loss) on investments	(35,011)	(344,114)	(2)	(3)	114,805	(383,352)	490,462	(626,580)
Change in unrealized gain (loss) on investments	18,704	492,681	67	132	140,137	786,931	213,246	1,592,083
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92,155	229,005	130	168	396,120	496,072	4,818,393	4,425,844

Equity transactions:
Purchase payments received from contract owners (note 4)	319,627	87,880	2	(2)	4,234	52,645	2,973,433	1,170,634
Transfers between funds	181,791	116,103	-	-	331,811	390,211	11,031,917	(1,866,932)
Redemptions (notes 2, 3, and 4)	(294,012)	(394,672)	(5)	(5)	(639,863)	(1,190,440)	(9,029,417)	(11,880,618)
Adjustments to maintain reserves	(113)	(67)	(2)	3	(199)	(143)	(3,002)	(2,566)

Net equity transactions	207,293	(190,756)	(5)	(4)	(304,017)	(747,727)	4,972,931	(12,579,482)

Net change in contract owners’ equity	299,448	38,249	125	164	92,103	(251,655)	9,791,324	(8,153,638)
Contract owners’ equity at beginning of period	2,946,529	2,908,280	1,421	1,257	3,985,156	4,236,811	76,453,577	84,607,215

Contract owners’ equity at end of period	$3,245,977	2,946,529	1,546	1,421	4,077,259	3,985,156	86,244,901	76,453,577

CHANGE IN UNITS:
Beginning units	249,041	265,313	82	83	238,702	286,758	5,066,855	5,933,157
Units purchased	119,231	187,251	-	-	47,953	70,324	3,133,620	3,585,498
Units redeemed	(103,321)	(203,523)	-	(1)	(66,160)	(118,380)	(2,807,264)	(4,451,800)

Ending units	264,951	249,041	82	82	220,495	238,702	5,393,211	5,066,855

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROA30		PROAHY		PROBIO		PROBL
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$7,391	943	228,205	285,043	-	-	167,240	-
Realized gain (loss) on investments	72,327	46,285	219,383	(308,623)	(1,178,238)	(414,646)	5,627,083	(1,715,658)
Change in unrealized gain (loss) on investments	(104,282)	30,743	(180,303)	262,300	(293,407)	75,981	(2,205,874)	1,984,717
Reinvested capital gains	-	36,023	-	-	808,047	358,211	1,117,536	3,208,873

Net increase (decrease) in contract owners’ equity resulting from operations	(24,564)	113,994	267,285	238,720	(663,598)	19,546	4,705,985	3,477,932

Equity transactions:
Purchase payments received from contract owners (note 4)	358	35,632	9,161	11,257	76,584	130,317	(179)	9,903
Transfers between funds	800,572	(451,872)	(953,081)	257,039	979,777	(1,261,997)	476,581	6,293,776
Redemptions (notes 2, 3, and 4)	(147,272)	(168,538)	(444,761)	(1,133,684)	(451,856)	(149,499)	(2,709,699)	(2,132,087)
Adjustments to maintain reserves	(71)	(177)	(22)	(17)	(321)	(224)	(23)	(35)

Net equity transactions	653,587	(584,955)	(1,388,703)	(865,405)	604,184	(1,281,403)	(2,233,320)	4,171,557

Net change in contract owners’ equity	629,023	(470,961)	(1,121,418)	(626,685)	(59,414)	(1,261,857)	2,472,665	7,649,489
Contract owners’ equity at beginning of period	802,349	1,273,310	5,528,560	6,155,245	2,006,626	3,268,483	18,774,550	11,125,061

Contract owners’ equity at end of period	$1,431,372	802,349	4,407,142	5,528,560	1,947,212	2,006,626	21,247,215	18,774,550

CHANGE IN UNITS:
Beginning units	69,086	114,059	292,967	360,093	45,477	76,620	468,987	343,908
Units purchased	399,732	614,812	182,362	972,800	750,298	114,529	3,956,398	5,189,009
Units redeemed	(358,624)	(659,785)	(255,524)	(1,039,926)	(750,693)	(145,672)	(3,992,089)	(5,063,930)

Ending units	110,194	69,086	219,805	292,967	45,082	45,477	433,296	468,987

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROBM		PROBNK		PROBR		PROCG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$14,950	14,844	12,199	21,224	65,324	4,663	23,900	4,388
Realized gain (loss) on investments	267,710	(78,259)	186,109	65,103	(230,505)	(544,492)	(267,860)	(196,937)
Change in unrealized gain (loss) on investments	(408,721)	173,635	(147,217)	145,587	(3,403)	(50,078)	(26,978)	168,558
Reinvested capital gains	2,675	-	-	-	37,451	-	514,178	335,362

Net increase (decrease) in contract owners’ equity resulting from operations	(123,386)	110,220	51,091	231,914	(131,133)	(589,907)	243,240	311,371

Equity transactions:
Purchase payments received from contract owners (note 4)	28,994	760,763	10,230	2,571	23	467,580	55,436	6,988
Transfers between funds	315,574	910,482	(159,474)	381,239	(671,749)	(941,544)	(27,046)	(343,786)
Redemptions (notes 2, 3, and 4)	(379,514)	(355,422)	(283,561)	(123,552)	(112,106)	(213,304)	(721,516)	(318,635)
Adjustments to maintain reserves	(749)	(436)	(7)	(9)	(431)	(359)	(309)	(827)

Net equity transactions	(35,695)	1,315,387	(432,812)	260,249	(784,263)	(687,627)	(693,435)	(656,260)

Net change in contract owners’ equity	(159,081)	1,425,607	(381,721)	492,163	(915,396)	(1,277,534)	(450,195)	(344,889)
Contract owners’ equity at beginning of period	2,929,328	1,503,721	1,500,186	1,008,023	1,522,561	2,800,095	1,964,725	2,309,614

Contract owners’ equity at end of period	$2,770,247	2,929,328	1,118,465	1,500,186	607,165	1,522,561	1,514,530	1,964,725

CHANGE IN UNITS:
Beginning units	130,321	71,000	57,685	42,776	989,179	1,803,128	82,955	99,007
Units purchased	271,243	529,034	182,545	332,591	8,423,752	15,767,152	1,152,700	586,316
Units redeemed	(276,624)	(469,713)	(204,327)	(317,682)	(9,007,861)	(16,581,101)	(1,186,737)	(602,368)

Ending units	124,940	130,321	35,903	57,685	405,070	989,179	48,918	82,955

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROCS		PROE30		PROEM		PROFIN
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	50,613	46,722	72,772	100,848	23,259	23,586
Realized gain (loss) on investments	16,839	143,612	133,062	59,125	353,780	(217,174)	966,220	(157,199)
Change in unrealized gain (loss) on investments	192,567	343,340	(161,888)	165,612	(578,647)	308,655	182,128	518,123
Reinvested capital gains	644,728	178,857	90,354	-	-	-	788,715	213,325

Net increase (decrease) in contract owners’ equity resulting from operations	854,134	665,809	112,141	271,459	(152,095)	192,329	1,960,322	597,835

Equity transactions:
Purchase payments received from contract owners (note 4)	141,000	28,396	20,209	20,595	18,280	99,191	202,155	738,420
Transfers between funds	1,853,666	1,940,642	(1,948,404)	1,072,532	185,815	1,216,220	3,224,531	1,225,815
Redemptions (notes 2, 3, and 4)	(922,210)	(207,606)	(225,998)	(211,316)	(843,277)	(451,322)	(998,512)	(327,835)
Adjustments to maintain reserves	(144)	(149)	(1)	-	(136)	(148)	(971)	(554)

Net equity transactions	1,072,312	1,761,283	(2,154,194)	881,811	(639,318)	863,941	2,427,203	1,635,846

Net change in contract owners’ equity	1,926,446	2,427,092	(2,042,053)	1,153,270	(791,413)	1,056,270	4,387,525	2,233,681
Contract owners’ equity at beginning of period	3,790,384	1,363,292	2,576,618	1,423,348	4,575,044	3,518,774	5,791,909	3,558,228

Contract owners’ equity at end of period	$5,716,830	3,790,384	534,565	2,576,618	3,783,631	4,575,044	10,179,434	5,791,909

CHANGE IN UNITS:
Beginning units	90,252	45,038	143,768	93,243	412,140	366,038	204,987	136,211
Units purchased	318,696	223,276	720,429	571,248	4,965,342	2,819,188	587,613	343,682
Units redeemed	(300,384)	(178,062)	(835,634)	(520,723)	(5,060,872)	(2,773,086)	(517,810)	(274,906)

Ending units	108,564	90,252	28,563	143,768	316,610	412,140	274,790	204,987

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROFUD		PROGMM		PROGVP		PROHC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$15,069	-	133,346	139,430	19,761	28,340	3,198	-
Realized gain (loss) on investments	(7,839)	4,121	-	-	(61,942)	(54,185)	57,760	(425,639)
Change in unrealized gain (loss) on investments	(23,543)	13,277	-	-	(87,020)	71,766	(112,297)	(203,926)
Reinvested capital gains	-	-	-	-	-	-	231,208	617,157

Net increase (decrease) in contract owners’ equity resulting from operations	(16,313)	17,398	133,346	139,430	(129,201)	45,921	179,869	(12,408)

Equity transactions:
Purchase payments received from contract owners (note 4)	(28)	(1)	7,195	(107)	5,318	(4)	15,949	728,433
Transfers between funds	(576,947)	688,943	(12,395)	(557,494)	(1,372,864)	1,314,490	(76,942)	(1,037,540)
Redemptions (notes 2, 3, and 4)	(93,360)	(32,231)	(221,670)	(294,603)	(19,728)	(51,838)	(1,418,402)	(298,183)
Adjustments to maintain reserves	(16)	(14)	(17)	(9)	(6)	(44)	(925)	(584)

Net equity transactions	(670,351)	656,697	(226,887)	(852,213)	(1,387,280)	1,262,604	(1,480,320)	(607,874)

Net change in contract owners’ equity	(686,664)	674,095	(93,541)	(712,783)	(1,516,481)	1,308,525	(1,300,451)	(620,282)
Contract owners’ equity at beginning of period	886,760	212,665	3,213,631	3,926,414	1,678,663	370,138	4,846,038	5,466,320

Contract owners’ equity at end of period	$200,096	886,760	3,120,090	3,213,631	162,182	1,678,663	3,545,587	4,846,038

CHANGE IN UNITS:
Beginning units	140,948	34,566	301,210	383,230	135,605	29,021	125,246	124,221
Units purchased	96,455	503,977	5,701	4,802	380,303	507,908	469,987	206,760
Units redeemed	(204,177)	(397,595)	(26,556)	(86,822)	(501,347)	(401,324)	(499,223)	(205,735)

Ending units	33,226	140,948	280,355	301,210	14,561	135,605	96,010	125,246

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROIND		PROINT		PROJP		PROLCG
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$11,897	-	12,214	-	79,971	-	-	-
Realized gain (loss) on investments	412,159	52,696	37,642	122,155	(59,990)	706,601	1,672,316	(212,930)
Change in unrealized gain (loss) on investments	(357,644)	117,407	(15,588)	14,893	(21,788)	130,144	(10,013)	426,313
Reinvested capital gains	847,010	512,424	-	-	408,214	-	111,163	798,497

Net increase (decrease) in contract owners’ equity resulting from operations	913,422	682,527	34,268	137,048	406,407	836,745	1,773,466	1,011,880

Equity transactions:
Purchase payments received from contract owners (note 4)	111,689	722,028	106,078	(55)	92,436	15,894	61,333	97,083
Transfers between funds	705,784	(70,382)	121,107	(1,192,108)	(923,875)	1,770,758	3,505,454	4,036,242
Redemptions (notes 2, 3, and 4)	(824,215)	(340,719)	(112,859)	(64,295)	(308,695)	(304,862)	(1,343,600)	(465,188)
Adjustments to maintain reserves	(817)	(436)	(1)	(8)	(8)	(3)	(30)	(26)

Net equity transactions	(7,559)	310,491	114,325	(1,256,466)	(1,140,142)	1,481,787	2,223,157	3,668,111

Net change in contract owners’ equity	905,863	993,018	148,593	(1,119,418)	(733,735)	2,318,532	3,996,623	4,679,991
Contract owners’ equity at beginning of period	5,358,130	4,365,112	181,044	1,300,462	2,803,561	485,029	6,608,832	1,928,841

Contract owners’ equity at end of period	$6,263,993	5,358,130	329,637	181,044	2,069,826	2,803,561	10,605,455	6,608,832

CHANGE IN UNITS:
Beginning units	157,490	135,223	11,659	96,774	103,236	24,034	137,013	51,401
Units purchased	359,736	284,898	760,845	1,184,963	377,351	631,715	612,692	777,912
Units redeemed	(358,642)	(262,631)	(751,460)	(1,270,078)	(418,101)	(552,513)	(585,462)	(692,300)

Ending units	158,584	157,490	21,044	11,659	62,486	103,236	164,243	137,013

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROLCV		PROMC		PROMCG		PROMCV
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$6,675	26,936	65,810	-	-	-	4,575	5,202
Realized gain (loss) on investments	441,288	58,422	16,012	53,366	172,973	(6,148)	148,174	(29,957)
Change in unrealized gain (loss) on investments	(396,196)	304,349	(110,416)	32,203	(180,608)	151,100	(168,270)	178,581
Reinvested capital gains	220,233	381,311	-	-	94,503	17,216	78,148	107,685

Net increase (decrease) in contract owners’ equity resulting from operations	272,000	771,018	(28,594)	85,569	86,868	162,168	62,627	261,511

Equity transactions:
Purchase payments received from contract owners (note 4)	(91)	12,962	22,870	2,792	(12)	225	14,673	38,372
Transfers between funds	(3,094,034)	3,212,314	666,551	194,308	(1,514,971)	1,842,568	(1,057,591)	137,608
Redemptions (notes 2, 3, and 4)	(264,086)	(383,964)	(82,928)	(143,188)	(202,630)	(95,526)	(279,426)	(417,777)
Adjustments to maintain reserves	(12)	(15)	(9)	(10)	(6)	(16)	(59)	(33)

Net equity transactions	(3,358,223)	2,841,297	606,484	53,902	(1,717,619)	1,747,251	(1,322,403)	(241,830)

Net change in contract owners’ equity	(3,086,223)	3,612,315	577,890	139,471	(1,630,751)	1,909,419	(1,259,776)	19,681
Contract owners’ equity at beginning of period	6,810,029	3,197,714	753,051	613,580	2,343,154	433,735	2,156,934	2,137,253

Contract owners’ equity at end of period	$3,723,806	6,810,029	1,330,941	753,051	712,403	2,343,154	897,158	2,156,934

CHANGE IN UNITS:
Beginning units	201,480	113,600	24,509	23,148	70,223	14,933	67,908	75,592
Units purchased	279,234	612,303	165,961	144,582	320,311	212,043	226,390	183,781
Units redeemed	(380,791)	(524,423)	(151,568)	(143,221)	(371,898)	(156,753)	(267,969)	(191,465)

Ending units	99,923	201,480	38,902	24,509	18,636	70,223	26,329	67,908

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PRON		PRONET		PROOG		PROPHR
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$210,903	-	-	-	154,356	190,829	-	3,802
Realized gain (loss) on investments	5,578,972	6,845,147	393,794	(444,554)	85,300	(358,606)	24,420	(117,010)
Change in unrealized gain (loss) on investments	(2,527,106)	3,930,071	225,937	895,016	(178,291)	(712,607)	(84,900)	19,919
Reinvested capital gains	6,222,436	187,499	63,676	374,697	336,154	-	99,628	14,133

Net increase (decrease) in contract owners’ equity resulting from operations	9,485,205	10,962,717	683,407	825,159	397,519	(880,384)	39,148	(79,156)

Equity transactions:
Purchase payments received from contract owners (note 4)	481,302	548,928	30,829	(80)	22,421	1,752,014	30,000	6,924
Transfers between funds	10,322,043	22,599,001	(286,633)	745,221	(1,642,347)	(5,916,604)	603,810	(650,310)
Redemptions (notes 2, 3, and 4)	(3,695,665)	(3,449,409)	(303,353)	(153,159)	(640,366)	(869,792)	(131,671)	(57,887)
Adjustments to maintain reserves	(2,806)	(2,211)	(277)	(272)	(1,711)	(1,933)	(167)	(81)

Net equity transactions	7,104,874	19,696,309	(559,434)	591,710	(2,262,003)	(5,036,315)	501,972	(701,354)

Net change in contract owners’ equity	16,590,079	30,659,026	123,973	1,416,869	(1,864,484)	(5,916,699)	541,120	(780,510)
Contract owners’ equity at beginning of period	47,864,012	17,204,986	2,936,505	1,519,636	7,415,433	13,332,132	518,510	1,299,020

Contract owners’ equity at end of period	$64,454,091	47,864,012	3,060,478	2,936,505	5,550,949	7,415,433	1,059,630	518,510

CHANGE IN UNITS:
Beginning units	690,919	379,859	66,217	54,181	466,566	817,375	19,213	48,626
Units purchased	3,492,922	5,758,060	103,133	115,744	7,227,212	2,234,854	185,371	197,438
Units redeemed	(3,441,748)	(5,447,000)	(115,565)	(103,708)	(7,355,728)	(2,585,663)	(160,388)	(226,851)

Ending units	742,093	690,919	53,785	66,217	338,050	466,566	44,196	19,213

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROPM		PRORE		PRORRO		PROSC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$112,821	-	24,700	13,533	67,594	4,097	22,891	-
Realized gain (loss) on investments	228,081	681,010	175,902	(290,488)	(723,768)	446,118	806,595	65,063
Change in unrealized gain (loss) on investments	(234,218)	(338,575)	(298,830)	148,592	174,406	(377,476)	(920,379)	950,264
Reinvested capital gains	-	-	49,339	273,464	643,407	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,684	342,435	(48,889)	145,101	161,639	72,739	(90,893)	1,015,327

Equity transactions:
Purchase payments received from contract owners (note 4)	26,883	63,040	5,466	7,295	14,629	36,494	27,133	10,748
Transfers between funds	1,240,180	(2,309,275)	1,689,019	570,487	589,739	(3,404,342)	(3,492,200)	3,083,220
Redemptions (notes 2, 3, and 4)	(436,188)	(268,519)	(333,516)	(145,105)	(231,472)	(356,833)	(711,212)	(450,636)
Adjustments to maintain reserves	(328)	(331)	(2)	(7)	(22)	(63)	(2)	(4)

Net equity transactions	830,547	(2,515,085)	1,360,967	432,670	372,874	(3,724,744)	(4,176,281)	2,643,328

Net change in contract owners’ equity	937,231	(2,172,650)	1,312,078	577,771	534,513	(3,652,005)	(4,267,174)	3,658,655
Contract owners’ equity at beginning of period	2,132,029	4,304,679	1,516,153	938,382	1,416,955	5,068,960	8,441,895	4,783,240

Contract owners’ equity at end of period	$3,069,260	2,132,029	2,828,231	1,516,153	1,951,468	1,416,955	4,174,721	8,441,895

CHANGE IN UNITS:
Beginning units	355,940	743,076	64,740	43,991	402,375	1,454,164	318,410	207,307
Units purchased	44,574,917	8,038,215	302,016	251,925	954,465	2,593,407	392,279	656,040
Units redeemed	(44,444,081)	(8,425,351)	(250,196)	(231,176)	(892,867)	(3,645,196)	(566,445)	(544,937)

Ending units	486,776	355,940	116,560	64,740	463,973	402,375	144,244	318,410

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROSCG		PROSCN		PROSCV		PROSEM
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	-	5,874	409	1,167	465
Realized gain (loss) on investments	163,255	(86,994)	13,763,467	2,021,331	177,866	(256,504)	(11,010)	(51,859)
Change in unrealized gain (loss) on investments	(336,706)	359,019	(1,856,875)	6,052,517	(277,831)	366,589	53	(41)
Reinvested capital gains	164,227	67,278	2,251,461	156,735	9,540	101,454	-	553

Net increase (decrease) in contract owners’ equity resulting from operations	(9,224)	339,303	14,158,053	8,230,583	(84,551)	211,948	(9,790)	(50,882)

Equity transactions:
Purchase payments received from contract owners (note 4)	63,398	29,481	1,008,169	114,734	4,178	2,714	-	74
Transfers between funds	1,185,431	758,971	396,040	15,689,488	1,702,407	(80,179)	8,699	75,007
Redemptions (notes 2, 3, and 4)	(443,896)	(214,777)	(1,621,633)	(719,672)	(352,972)	(472,314)	(430)	(22,711)
Adjustments to maintain reserves	(44)	(55)	(5,699)	(1,893)	(23)	(15)	(1)	(1)

Net equity transactions	804,889	573,620	(223,123)	15,082,657	1,353,590	(549,794)	8,268	52,369

Net change in contract owners’ equity	795,665	912,923	13,934,930	23,313,240	1,269,039	(337,846)	(1,522)	1,487
Contract owners’ equity at beginning of period	2,916,064	2,003,141	25,397,951	2,084,711	2,511,723	2,849,569	2,399	912

Contract owners’ equity at end of period	$3,711,729	2,916,064	39,332,881	25,397,951	3,780,762	2,511,723	877	2,399

CHANGE IN UNITS:
Beginning units	82,720	65,973	274,140	40,763	85,194	108,454	639	214
Units purchased	291,536	101,249	700,850	430,225	440,887	153,719	231,287	1,041,385
Units redeemed	(277,003)	(84,502)	(724,283)	(196,848)	(405,527)	(176,979)	(231,681)	(1,040,960)

Ending units	97,253	82,720	250,707	274,140	120,554	85,194	245	639

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROSIN		PROSMC		PROSN		PROSSC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$14,632	2,101	2,003	189	19,105	-	35,200	1,887
Realized gain (loss) on investments	3,522	(321,641)	(6,024)	651	(203,486)	(1,044,294)	(250,552)	(52,515)
Change in unrealized gain (loss) on investments	9,620	174,175	1,600	(1,314)	87,371	(99,634)	101,138	(117,290)
Reinvested capital gains	-	-	-	-	-	2,174	-	37,809

Net increase (decrease) in contract owners’ equity resulting from operations	27,774	(145,365)	(2,421)	(474)	(97,010)	(1,141,754)	(114,214)	(130,109)

Equity transactions:
Purchase payments received from contract owners (note 4)	(8)	3,279	-	22,512	991	69,259	244	2,061
Transfers between funds	(35,625)	(1,801,986)	946	19,141	(970,263)	1,563,065	1,061,126	(281,059)
Redemptions (notes 2, 3, and 4)	(15,569)	(40,669)	(978)	(21,596)	(81,197)	(175,115)	(45,526)	(119,559)
Adjustments to maintain reserves	(11)	(5)	-	(1)	(106)	(103)	(18)	(5)

Net equity transactions	(51,213)	(1,839,381)	(32)	20,056	(1,050,575)	1,457,106	1,015,826	(398,562)

Net change in contract owners’ equity	(23,439)	(1,984,746)	(2,453)	19,582	(1,147,585)	315,352	901,612	(528,671)
Contract owners’ equity at beginning of period	94,379	2,079,125	20,540	958	1,374,490	1,059,138	610,436	1,139,107

Contract owners’ equity at end of period	$70,940	94,379	18,087	20,540	226,905	1,374,490	1,512,048	610,436

CHANGE IN UNITS:
Beginning units	28,464	579,907	14,549	615	2,269,943	1,205,587	464,088	775,818
Units purchased	194,993	683,357	179,572	215,570	75,094,616	153,245,381	7,414,239	9,648,258
Units redeemed	(203,809)	(1,234,800)	(180,411)	(201,636)	(77,018,338)	(152,181,025)	(6,642,356)	(9,959,988)

Ending units	19,648	28,464	13,710	14,549	346,221	2,269,943	1,235,971	464,088

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROTEC		PROTEL		PROUB		PROUMC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$-	-	-	15,619	35,781	-	6,092	-
Realized gain (loss) on investments	1,104,848	503,002	668,545	204,860	2,495,701	889,359	193,267	916
Change in unrealized gain (loss) on investments	(327,301)	951,793	(3,061)	152,857	(440,879)	1,068,531	(189,366)	81,879
Reinvested capital gains	659,518	981,562	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,437,065	2,436,357	665,484	373,336	2,090,603	1,957,890	9,993	82,795

Equity transactions:
Purchase payments received from contract owners (note 4)	178,212	147,280	104,903	65,070	78,621	46,873	(489)	1
Transfers between funds	(1,573,807)	2,613,460	1,668,793	715,743	7,839,995	5,003,935	581,558	378,928
Redemptions (notes 2, 3, and 4)	(1,241,911)	(442,740)	(243,748)	(74,472)	(531,849)	(167,126)	(29,435)	(14,860)
Adjustments to maintain reserves	(842)	(719)	(33)	(23)	(122)	(75)	(1)	(3)

Net equity transactions	(2,638,348)	2,317,281	1,529,915	706,318	7,386,645	4,883,607	551,633	364,066

Net change in contract owners’ equity	(1,201,283)	4,753,638	2,195,399	1,079,654	9,477,248	6,841,497	561,626	446,861
Contract owners’ equity at beginning of period	8,979,083	4,225,445	1,531,448	451,794	8,564,996	1,723,499	822,460	375,599

Contract owners’ equity at end of period	$7,777,800	8,979,083	3,726,847	1,531,448	18,042,244	8,564,996	1,384,086	822,460

CHANGE IN UNITS:
Beginning units	130,574	89,574	73,164	28,724	85,272	25,913	13,867	7,736
Units purchased	165,744	226,685	410,943	239,520	372,798	418,128	64,773	25,572
Units redeemed	(204,777)	(185,685)	(349,782)	(195,080)	(331,128)	(358,769)	(58,706)	(19,441)

Ending units	91,541	130,574	134,325	73,164	126,942	85,272	19,934	13,867

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PROUN		PROUSC		PROUSN		PROUTL
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$60,318	-	6,808	-	69,259	-	107,100	68,584
Realized gain (loss) on investments	6,927,711	7,211,929	356,087	87,457	(1,075,508)	(2,841,409)	1,552,568	(1,116,089)
Change in unrealized gain (loss) on investments	(2,081,248)	2,559,941	(268,883)	34,829	45,442	(27,717)	(656,124)	412,262
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,906,781	9,771,870	94,012	122,286	(960,807)	(2,869,126)	1,003,544	(635,243)

Equity transactions:
Purchase payments received from contract owners (note 4)	223,009	462,449	28,424	2,702	174	72,514	317,094	814,440
Transfers between funds	(2,496,424)	(8,383,903)	860,102	1,317,330	921,521	(303,818)	4,551,856	(2,538,326)
Redemptions (notes 2, 3, and 4)	(1,395,772)	(796,998)	(92,213)	(80,572)	(157,197)	(253,303)	(888,454)	(496,314)
Adjustments to maintain reserves	(132)	(1,136)	(562)	(5)	(179)	(439)	(965)	(638)

Net equity transactions	(3,669,319)	(8,719,588)	795,751	1,239,455	764,319	(485,046)	3,979,531	(2,220,838)

Net change in contract owners’ equity	1,237,462	1,052,282	889,763	1,361,741	(196,488)	(3,354,172)	4,983,075	(2,856,081)
Contract owners’ equity at beginning of period	18,134,603	17,082,321	1,738,267	376,526	515,067	3,869,239	4,846,728	7,702,809

Contract owners’ equity at end of period	$19,372,065	18,134,603	2,628,030	1,738,267	318,579	515,067	9,829,803	4,846,728

CHANGE IN UNITS:
Beginning units	60,276	139,104	45,678	12,228	21,640,549	69,468,669	196,624	266,866
Units purchased	625,079	1,453,462	623,684	439,046	5,171,269,484	3,907,601,245	2,419,013	482,362
Units redeemed	(639,952)	(1,532,290)	(540,871)	(405,596)	(5,172,340,639)	(3,955,429,365)	(2,298,598)	(552,604)

Ending units	45,403	60,276	128,491	45,678	20,569,394	21,640,549	317,039	196,624

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVAGIB		PVDIB		PVEIB		PVHYB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$279,171	350,070	226,898	206,545	458,761	426,265	948,302	387,975
Realized gain (loss) on investments	(184,629)	(168,496)	(404,509)	(123,739)	524,957	(302,711)	283,564	(101,682)
Change in unrealized gain (loss) on investments	149,985	(76,701)	327,319	64,868	4,970,807	2,713,205	(289,061)	868,882
Reinvested capital gains	-	-	-	-	1,867,259	1,194,889	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	244,527	104,873	149,708	147,674	7,821,784	4,031,648	942,805	1,155,175

Equity transactions:
Purchase payments received from contract owners (note 4)	122,394	1,002	77,256	5,906	2,328,547	1,284,569	222,953	8,437
Transfers between funds	(623,436)	92,368	(862,791)	(175,163)	25,780,464	11,243,974	(2,811,072)	8,866,072
Redemptions (notes 2, 3, and 4)	(149,255)	(162,898)	(128,302)	(212,759)	(3,685,151)	(2,111,028)	(975,059)	(500,329)
Adjustments to maintain reserves	(21)	(48)	(65)	(72)	(2,911)	(1,200)	-	1

Net equity transactions	(650,318)	(69,576)	(913,902)	(382,088)	24,420,949	10,416,315	(3,563,178)	8,374,181

Net change in contract owners’ equity	(405,791)	35,297	(764,194)	(234,414)	32,242,733	14,447,963	(2,620,373)	9,529,356
Contract owners’ equity at beginning of period	2,082,042	2,046,745	3,280,311	3,514,725	35,775,065	21,327,102	14,755,571	5,226,215

Contract owners’ equity at end of period	$1,676,251	2,082,042	2,516,117	3,280,311	68,017,798	35,775,065	12,135,198	14,755,571

CHANGE IN UNITS:
Beginning units	183,522	189,947	244,952	274,980	822,637	571,554	801,422	318,297
Units purchased	318,275	132,580	44,636	12,469	784,990	506,376	312,173	1,750,639
Units redeemed	(361,048)	(139,005)	(111,915)	(42,497)	(281,877)	(255,293)	(502,527)	(1,267,514)

Ending units	140,749	183,522	177,673	244,952	1,325,750	822,637	611,068	801,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVIB		PVIGIB		PVNOB		ROCMC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$306,110	359,396	197,024	55,488	7,552	15,313	(418)	(357)
Realized gain (loss) on investments	(129,129)	(423,945)	412,506	(58,235)	649,332	(288,684)	179,474	(2,242,192)
Change in unrealized gain (loss) on investments	(47,341)	314,458	(193,981)	748,594	51,583	785,413	86,110	2,967,264
Reinvested capital gains	-	-	23,218	-	24,483	93,865	384,564	-

Net increase (decrease) in contract owners’ equity resulting from operations	129,640	249,909	438,767	745,847	732,950	605,907	649,730	724,715

Equity transactions:
Purchase payments received from contract owners (note 4)	2,316	(7,714)	979,831	483,982	186,861	30,653	53,217	82,300
Transfers between funds	(107,753)	(534,281)	1,928,264	2,237,534	(98,609)	1,791,512	73,922	576,639
Redemptions (notes 2, 3, and 4)	(179,007)	(511,387)	(386,363)	(140,329)	(201,851)	(398,569)	(324,042)	(271,312)
Adjustments to maintain reserves	(18)	(28)	(1,828)	(831)	(420)	(211)	(223)	(429)

Net equity transactions	(284,462)	(1,053,410)	2,519,904	2,580,356	(114,019)	1,423,385	(197,126)	387,198

Net change in contract owners’ equity	(154,822)	(803,501)	2,958,671	3,326,203	618,931	2,029,292	452,604	1,111,913
Contract owners’ equity at beginning of period	5,601,310	6,404,811	6,167,871	2,841,668	3,368,995	1,339,703	5,299,659	4,187,746

Contract owners’ equity at end of period	$5,446,488	5,601,310	9,126,542	6,167,871	3,987,926	3,368,995	5,752,263	5,299,659

CHANGE IN UNITS:
Beginning units	408,973	490,315	356,459	194,800	199,826	100,206	157,500	151,983
Units purchased	15,804	35,118	299,491	330,342	143,519	251,642	28,753	175,109
Units redeemed	(36,113)	(116,460)	(154,514)	(168,683)	(151,034)	(152,022)	(41,561)	(169,592)

Ending units	388,664	408,973	501,436	356,459	192,311	199,826	144,692	157,500

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ROCSC		RLVGRE		RLVIDM		RLVLBS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$141,026	89,030	8,279	6,355	4,081	1,650	8,914	4,072
Realized gain (loss) on investments	536,264	562,690	(14,004)	(1,672)	4	1,071	(845)	(11,412)
Change in unrealized gain (loss) on investments	(771,435)	679,321	8,915	31,763	(2,856)	15,970	19,663	47,919
Reinvested capital gains	478,349	929,001	-	-	2,447	763	-	606

Net increase (decrease) in contract owners’ equity resulting from operations	384,204	2,260,042	3,190	36,446	3,676	19,454	27,732	41,185

Equity transactions:
Purchase payments received from contract owners (note 4)	140,194	130,427	-	(1)	-	(3)	(1)	-
Transfers between funds	(418,042)	2,592,125	(32,259)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(816,309)	(571,403)	(30,250)	(6,578)	(25)	(11,481)	(28,797)	(53,979)
Adjustments to maintain reserves	(660)	(512)	(1)	1	-	4	2	(1)

Net equity transactions	(1,094,817)	2,150,637	(62,510)	(6,578)	(25)	(11,480)	(28,796)	(53,980)

Net change in contract owners’ equity	(710,613)	4,410,679	(59,320)	29,868	3,651	7,974	(1,064)	(12,795)
Contract owners’ equity at beginning of period	12,420,392	8,009,713	380,109	350,241	132,444	124,470	301,477	314,272

Contract owners’ equity at end of period	$11,709,779	12,420,392	320,789	380,109	136,095	132,444	300,413	301,477

CHANGE IN UNITS:
Beginning units	337,587	276,807	22,498	22,917	7,772	8,492	16,441	19,627
Units purchased	49,116	157,263	-	-	-	520	-	56
Units redeemed	(76,180)	(96,483)	(3,776)	(419)	(1)	(1,240)	(1,477)	(3,242)

Ending units	310,523	337,587	18,722	22,498	7,771	7,772	14,964	16,441

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RLVLEG		RLVLMS		RLVSB		RLVUSC
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,017	592	3,198	2,884	10,109	6,506	573	212
Realized gain (loss) on investments	-	(2,482)	(8,436)	(19,782)	(5,637)	(16)	-	-
Change in unrealized gain (loss) on investments	8,485	18,804	12,535	40,216	(3,672)	2,410	(443)	3,577
Reinvested capital gains	-	1,085	-	-	-	-	2,720	212

Net increase (decrease) in contract owners’ equity resulting from operations	10,502	17,999	7,297	23,318	800	8,900	2,850	4,001

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	-	-	-	-	-	-
Transfers between funds	-	-	(177,304)	-	(25,503)	-	-	-
Redemptions (notes 2, 3, and 4)	-	(42,245)	(105)	(128,768)	(73)	(89)	-	-
Adjustments to maintain reserves	-	-	-	1	1	(1)	(1)	-

Net equity transactions	-	(42,244)	(177,409)	(128,767)	(25,575)	(90)	(1)	-

Net change in contract owners’ equity	10,502	(24,245)	(170,112)	(105,449)	(24,775)	8,810	2,849	4,001
Contract owners’ equity at beginning of period	80,211	104,456	170,112	275,561	230,521	221,711	33,405	29,404

Contract owners’ equity at end of period	$90,713	80,211	-	170,112	205,746	230,521	36,254	33,405

CHANGE IN UNITS:
Beginning units	3,753	5,842	10,684	19,266	18,213	18,220	1,253	1,253
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(2,089)	(10,684)	(8,582)	(2,091)	(7)	-	-

Ending units	3,753	3,753	-	10,684	16,122	18,213	1,253	1,253

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	RLVUSE		TRBCG2		TREI2		TRHS2
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,797	1,856	-	-	363,386	392,944	-	-
Realized gain (loss) on investments	-	-	3,170,525	850,444	781,351	270,737	(1,195,507)	(1,576,803)
Change in unrealized gain (loss) on investments	28,110	47,828	23,708,433	28,527,954	(221,180)	247,230	(669,309)	1,170,699
Reinvested capital gains	23,087	5,139	5,046,880	-	1,461,298	884,700	2,421,436	1,008,978

Net increase (decrease) in contract owners’ equity resulting from operations	53,994	54,823	31,925,838	29,378,398	2,384,855	1,795,611	556,620	602,874

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,894,270	2,031,868	529,630	527,864	636,025	661,167
Transfers between funds	-	-	(3,681,760)	11,815,518	(839,319)	1,800,014	(1,184,792)	(2,601,560)
Redemptions (notes 2, 3, and 4)	-	-	(7,772,582)	(4,805,771)	(2,032,892)	(2,678,488)	(2,125,467)	(1,651,398)
Adjustments to maintain reserves	-	(1)	(7,853)	(4,976)	(438)	(492)	(2,044)	(2,242)

Net equity transactions	-	(1)	(8,567,925)	9,036,639	(2,343,019)	(351,102)	(2,676,278)	(3,594,033)

Net change in contract owners’ equity	53,994	54,822	23,357,913	38,415,037	41,836	1,444,509	(2,119,658)	(2,991,159)
Contract owners’ equity at beginning of period	263,340	208,518	95,718,688	57,303,651	22,119,916	20,675,407	27,163,319	30,154,478

Contract owners’ equity at end of period	$317,334	263,340	119,076,601	95,718,688	22,161,752	22,119,916	25,043,661	27,163,319

CHANGE IN UNITS:
Beginning units	7,133	7,133	1,726,851	1,548,012	687,575	712,124	384,068	434,220
Units purchased	-	-	535,507	831,194	97,064	197,660	105,023	130,963
Units redeemed	-	-	(650,641)	(652,355)	(164,543)	(222,209)	(144,615)	(181,115)

Ending units	7,133	7,133	1,611,717	1,726,851	620,096	687,575	344,476	384,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRLT2		TRMCG2		TAVV		VVGGS
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$688,225	490,755	-	-	107,647	137,709	296,630	-
Realized gain (loss) on investments	(199,212)	(402,808)	76,181	3,249	120,546	771,820	1,172,126	(540,534)
Change in unrealized gain (loss) on investments	308,783	659,155	(184,098)	17,282	(626,053)	(209,315)	(448,297)	983,310
Reinvested capital gains	-	-	258,874	43,614	329,819	384,869	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	797,796	747,102	150,957	64,145	(68,041)	1,085,083	1,020,459	442,776

Equity transactions:
Purchase payments received from contract owners (note 4)	451,247	164,355	230,647	24,986	118,151	145,907	402,424	104,256
Transfers between funds	2,680,845	206,153	1,853,006	615,265	(337,103)	(1,577,063)	(474,103)	3,676,046
Redemptions (notes 2, 3, and 4)	(1,550,061)	(1,455,132)	(82,169)	(889)	(365,526)	(751,740)	(1,605,571)	(593,864)
Adjustments to maintain reserves	(971)	(872)	(57)	-	(1,135)	(1,006)	(12,325)	(509)

Net equity transactions	1,581,060	(1,085,496)	2,001,427	639,362	(585,613)	(2,183,902)	(1,689,575)	3,185,929

Net change in contract owners’ equity	2,378,856	(338,394)	2,152,384	703,507	(653,654)	(1,098,819)	(669,116)	3,628,705
Contract owners’ equity at beginning of period	16,378,293	16,716,687	703,507	-	4,843,782	5,942,601	9,133,566	5,504,861

Contract owners’ equity at end of period	$18,757,149	16,378,293	2,855,891	703,507	4,190,128	4,843,782	8,464,450	9,133,566

CHANGE IN UNITS:
Beginning units	1,232,211	1,320,207	62,534	-	198,515	275,375	756,390	503,216
Units purchased	401,755	473,000	232,091	76,173	77,884	597,047	977,528	1,236,441
Units redeemed	(284,806)	(560,996)	(61,783)	(13,639)	(100,532)	(673,907)	(1,122,401)	(983,267)

Ending units	1,349,160	1,232,211	232,842	62,534	175,867	198,515	611,517	756,390

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWBF		VWEM		VWHA		VVB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$194,171	106,460	264,923	727,675	201,643	222,405	4,637,552	3,480,582
Realized gain (loss) on investments	839	96,886	387,948	(9,216,558)	(415,396)	(445,482)	(230,121)	(916,381)
Change in unrealized gain (loss) on investments	(160,991)	30,838	(202,423)	10,065,891	120,681	(105,835)	15,425,636	16,419,645
Reinvested capital gains	-	-	-	-	-	-	11,496,424	7,842,973

Net increase (decrease) in contract owners’ equity resulting from operations	34,019	234,184	450,448	1,577,008	(93,072)	(328,912)	31,329,491	26,826,819

Equity transactions:
Purchase payments received from contract owners (note 4)	19,529	151,657	65,619	138,091	29,024	38,955	9,512,001	6,371,785
Transfers between funds	326,771	211,160	(4,476,527)	(2,344,972)	(1,293,193)	(3,694,201)	4,287,086	3,048,092
Redemptions (notes 2, 3, and 4)	(230,865)	(222,712)	(1,279,279)	(1,159,307)	(460,593)	(341,850)	(14,907,915)	(11,608,047)
Adjustments to maintain reserves	(32)	(56)	(1,283)	(1,517)	(285)	(507)	(17,713)	(14,208)

Net equity transactions	115,403	140,049	(5,691,470)	(3,367,705)	(1,725,047)	(3,997,603)	(1,126,541)	(2,202,378)

Net change in contract owners’ equity	149,422	374,233	(5,241,022)	(1,790,697)	(1,818,119)	(4,326,515)	30,202,950	24,624,441
Contract owners’ equity at beginning of period	2,284,686	1,910,453	18,403,466	20,194,163	7,264,013	11,590,528	218,118,399	193,493,958

Contract owners’ equity at end of period	$2,434,108	2,284,686	13,162,444	18,403,466	5,445,894	7,264,013	248,321,349	218,118,399

CHANGE IN UNITS:
Beginning units	137,430	127,912	700,675	844,357	295,648	463,454	9,952,806	10,062,587
Units purchased	137,011	246,108	171,468	428,961	127,385	109,389	1,793,146	1,516,336
Units redeemed	(132,672)	(236,590)	(375,822)	(572,643)	(194,069)	(277,195)	(1,706,601)	(1,626,117)

Ending units	141,769	137,430	496,321	700,675	228,964	295,648	10,039,351	9,952,806

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVCA		VVCG		VVDV		VVEI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$976,470	513,699	699,123	449,659	862,020	559,743	7,045,849	5,656,113
Realized gain (loss) on investments	(523,141)	(912,813)	1,290,549	(61,472)	(68,298)	1,412,267	5,258,850	(118,529)
Change in unrealized gain (loss) on investments	1,446,142	3,582,224	6,581,115	12,296,244	4,095,047	5,095,437	8,018,755	243,339
Reinvested capital gains	953,092	822,830	1,781,584	3,108,434	3,876,324	2,728,773	16,424,673	12,308,145

Net increase (decrease) in contract owners’ equity resulting from operations	2,852,563	4,005,940	10,352,371	15,792,865	8,765,093	9,796,220	36,748,127	18,089,068

Equity transactions:
Purchase payments received from contract owners (note 4)	3,086,271	4,209,049	3,095,279	1,662,761	1,998,220	1,987,804	4,040,223	3,674,416
Transfers between funds	3,021,727	3,943,586	8,294,319	9,049,364	3,932,366	5,625,972	11,295,527	(788,463)
Redemptions (notes 2, 3, and 4)	(3,685,567)	(3,127,044)	(7,464,537)	(3,764,359)	(4,119,516)	(7,450,101)	(14,439,865)	(12,176,702)
Adjustments to maintain reserves	(4,570)	(5,576)	(6,984)	(4,320)	(3,907)	(3,143)	(14,294)	(10,914)

Net equity transactions	2,417,861	5,020,015	3,918,077	6,943,446	1,807,163	160,532	881,591	(9,301,663)

Net change in contract owners’ equity	5,270,424	9,025,955	14,270,448	22,736,311	10,572,256	9,956,752	37,629,718	8,787,405
Contract owners’ equity at beginning of period	39,379,902	30,353,947	78,434,052	55,697,741	59,143,280	49,186,528	246,684,546	237,897,141

Contract owners’ equity at end of period	$44,650,326	39,379,902	92,704,500	78,434,052	69,715,536	59,143,280	284,314,264	246,684,546

CHANGE IN UNITS:
Beginning units	3,293,801	2,846,954	2,336,138	2,068,593	2,458,913	2,398,266	9,216,879	9,577,597
Units purchased	743,413	1,059,869	687,551	965,111	850,737	1,035,491	2,135,330	2,086,292
Units redeemed	(550,440)	(613,022)	(529,244)	(697,566)	(776,919)	(974,844)	(1,982,840)	(2,447,010)

Ending units	3,486,774	3,293,801	2,494,445	2,336,138	2,532,731	2,458,913	9,369,369	9,216,879

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVEIX		VVG		VVGBI		VVHGB
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,079,029	4,433,126	(92,374)	(107,381)	590,510	357,403	15,491,818	11,129,866
Realized gain (loss) on investments	24,849,959	21,056,941	(3,295,320)	(6,121,841)	(575,547)	(1,368,365)	(3,853,235)	(4,368,498)
Change in unrealized gain (loss) on investments	63,336,354	57,660,472	55,125,804	49,461,255	387,506	2,227,494	(5,454,218)	21,375,636
Reinvested capital gains	19,261,632	12,657,824	-	-	25,290	38,267	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	112,526,974	95,808,363	51,738,110	43,232,033	427,759	1,254,799	6,184,365	28,137,004

Equity transactions:
Purchase payments received from contract owners (note 4)	10,046,743	8,735,619	6,086,661	3,370,204	604,396	951,266	17,332,299	13,101,267
Transfers between funds	13,429,419	3,116,838	16,162,295	11,636,199	4,808,744	734,756	136,278,999	92,958,432
Redemptions (notes 2, 3, and 4)	(31,091,905)	(22,618,160)	(11,711,223)	(9,310,702)	(1,655,059)	(1,296,910)	(47,650,646)	(32,315,814)
Adjustments to maintain reserves	(22,718)	(17,408)	(12,310)	(8,485)	(2,313)	(2,309)	(26,483)	(21,970)

Net equity transactions	(7,638,461)	(10,783,111)	10,525,423	5,687,216	3,755,768	386,803	105,934,169	73,721,915

Net change in contract owners’ equity	104,888,513	85,025,252	62,263,533	48,919,249	4,183,527	1,641,602	112,118,534	101,858,919
Contract owners’ equity at beginning of period	461,071,701	376,046,449	154,525,734	105,606,485	23,180,262	21,538,660	591,689,869	489,830,950

Contract owners’ equity at end of period	$565,960,214	461,071,701	216,789,267	154,525,734	27,363,789	23,180,262	703,808,403	591,689,869

CHANGE IN UNITS:
Beginning units	15,051,866	15,374,880	4,574,646	4,367,836	2,312,557	2,280,583	50,381,850	43,939,465
Units purchased	3,663,958	4,758,966	1,663,450	1,669,398	847,959	878,297	18,309,355	15,166,085
Units redeemed	(3,809,123)	(5,081,980)	(1,380,429)	(1,462,588)	(475,607)	(846,323)	(9,192,141)	(8,723,700)

Ending units	14,906,701	15,051,866	4,857,667	4,574,646	2,684,909	2,312,557	59,499,064	50,381,850

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVHYB		VVI		VVMA		VVMCI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,644,552	3,032,373	1,631,465	2,056,028	826,714	485,561	2,073,972	1,859,358
Realized gain (loss) on investments	(124,942)	(2,851,815)	(2,876,442)	(3,861,511)	(304,415)	(787,975)	3,806,425	(304,339)
Change in unrealized gain (loss) on investments	899,623	6,790,378	10,095,520	18,380,672	2,644,509	3,950,801	18,966,182	20,625,750
Reinvested capital gains	-	-	5,725,822	5,515,197	798,035	955,050	2,254,439	2,990,657

Net increase (decrease) in contract owners’ equity resulting from operations	4,419,233	6,970,936	14,576,365	22,090,386	3,964,843	4,603,437	27,101,018	25,171,426

Equity transactions:
Purchase payments received from contract owners (note 4)	2,896,235	1,865,119	3,511,613	2,231,238	3,353,061	5,647,101	6,970,935	4,987,180
Transfers between funds	8,043,244	(1,066,555)	(6,578,197)	8,543,007	6,980,369	4,311,142	6,714,075	12,958,853
Redemptions (notes 2, 3, and 4)	(3,633,091)	(4,832,827)	(12,523,682)	(9,609,430)	(2,574,058)	(2,429,497)	(13,671,596)	(11,492,499)
Adjustments to maintain reserves	(3,324)	(2,548)	(9,165)	(9,575)	(8,562)	(6,544)	(12,979)	(11,042)

Net equity transactions	7,303,064	(4,036,811)	(15,599,431)	1,155,240	7,750,810	7,522,202	435	6,442,492

Net change in contract owners’ equity	11,722,297	2,934,125	(1,023,066)	23,245,626	11,715,653	12,125,639	27,101,453	31,613,918
Contract owners’ equity at beginning of period	66,878,537	63,944,412	178,348,919	155,103,293	38,632,493	26,506,854	189,746,945	158,133,027

Contract owners’ equity at end of period	$78,600,834	66,878,537	177,325,853	178,348,919	50,348,146	38,632,493	216,848,398	189,746,945

CHANGE IN UNITS:
Beginning units	4,380,791	4,641,710	9,239,209	9,139,018	2,987,343	2,359,841	7,679,068	7,345,241
Units purchased	2,196,349	1,736,336	1,734,352	2,771,056	1,018,438	1,100,637	1,865,034	2,205,777
Units redeemed	(1,724,089)	(1,997,255)	(2,513,713)	(2,670,865)	(464,169)	(473,135)	(1,832,602)	(1,871,950)

Ending units	4,853,051	4,380,791	8,459,848	9,239,209	3,541,612	2,987,343	7,711,500	7,679,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVREI		VVSCG		VVSTC		VVTISI
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,988,097	2,316,611	56,684	37,104	10,401,056	5,784,428	4,076,182	2,929,882
Realized gain (loss) on investments	(1,332,801)	(3,177,819)	(694,477)	(1,993,368)	(2,040,837)	(3,517,562)	1,916,976	(103,278)
Change in unrealized gain (loss) on investments	109,738	6,799,741	3,320,915	5,972,047	6,107,459	16,147,339	(111,682)	12,464,024
Reinvested capital gains	2,790,154	4,914,836	-	-	-	-	789,531	1,401,993

Net increase (decrease) in contract owners’ equity resulting from operations	4,555,188	10,853,369	2,683,122	4,015,783	14,467,678	18,414,205	6,671,007	16,692,621

Equity transactions:
Purchase payments received from contract owners (note 4)	3,119,335	1,675,716	1,088,165	102,610	6,588,463	6,654,561	8,006,921	5,711,817
Transfers between funds	7,177,067	(5,875,850)	6,307,418	(1,865,188)	11,917,786	13,425,081	32,540,546	21,996,743
Redemptions (notes 2, 3, and 4)	(8,038,980)	(5,666,625)	(1,712,447)	(1,608,487)	(24,275,854)	(22,851,381)	(11,227,633)	(5,723,869)
Adjustments to maintain reserves	(4,297)	(4,243)	(971)	(804)	(16,572)	(14,850)	(10,523)	(7,433)

Net equity transactions	2,253,125	(9,871,002)	5,682,165	(3,371,869)	(5,786,177)	(2,786,589)	29,309,311	21,977,258

Net change in contract owners’ equity	6,808,313	982,367	8,365,287	643,914	8,681,501	15,627,616	35,980,318	38,669,879
Contract owners’ equity at beginning of period	105,791,565	104,809,198	23,102,399	22,458,485	331,955,017	316,327,401	138,883,774	100,213,895

Contract owners’ equity at end of period	$112,599,878	105,791,565	31,467,686	23,102,399	340,636,518	331,955,017	174,864,092	138,883,774

CHANGE IN UNITS:
Beginning units	5,072,582	5,532,405	957,289	1,117,482	27,594,197	27,771,902	11,185,496	9,293,032
Units purchased	1,645,343	1,101,012	549,614	45,242	7,113,343	8,180,721	4,702,129	3,889,081
Units redeemed	(1,512,287)	(1,560,835)	(287,796)	(205,435)	(7,493,790)	(8,358,426)	(2,433,977)	(1,996,617)

Ending units	5,205,638	5,072,582	1,219,107	957,289	27,213,750	27,594,197	13,453,648	11,185,496

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVTSM		VRVDIA		VRVDRA		VRVNMA
	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$5,218,198	3,508,274	3,070	1,514	159,876	109,825	536,730	448,354
Realized gain (loss) on investments	12,879,957	6,365,515	1,335	12,000	(417,798)	(643,940)	(304,114)	(331,119)
Change in unrealized gain (loss) on investments	58,756,882	63,131,221	(101,898)	230,226	779,781	1,021,816	299,339	668,754
Reinvested capital gains	37,907,188	23,110,537	2,640	-	104,584	53,817	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	114,762,225	96,115,547	(94,853)	243,740	626,443	541,518	531,955	785,989

Equity transactions:
Purchase payments received from contract owners (note 4)	29,147,894	14,572,423	80,295	1,179	105,446	295,870	385,982	96,209
Transfers between funds	29,179,232	28,426,767	91,158	(34,294)	4,482,644	(308,926)	(49,796)	601,996
Redemptions (notes 2, 3, and 4)	(39,110,597)	(21,357,043)	(211,056)	(87,102)	(508,794)	(520,600)	(745,717)	(1,132,365)
Adjustments to maintain reserves	(41,420)	(30,454)	(1)	1	(171)	(98)	(236)	(142)

Net equity transactions	19,175,109	21,611,693	(39,604)	(120,216)	4,079,125	(533,754)	(409,767)	(434,302)

Net change in contract owners’ equity	133,937,334	117,727,240	(134,457)	123,524	4,705,568	7,764	122,188	351,687
Contract owners’ equity at beginning of period	484,464,811	366,737,571	1,536,077	1,412,553	5,489,685	5,481,921	9,841,620	9,489,933

Contract owners’ equity at end of period	$618,402,145	484,464,811	1,401,620	1,536,077	10,195,253	5,489,685	9,963,808	9,841,620

CHANGE IN UNITS:
Beginning units	16,482,326	15,571,542	96,563	104,783	204,794	227,285	627,159	655,035
Units purchased	4,086,580	3,947,798	30,463	11,845	242,806	84,623	154,744	196,615
Units redeemed	(3,392,415)	(3,037,014)	(33,695)	(20,065)	(103,577)	(107,114)	(181,823)	(224,491)

Ending units	17,176,491	16,482,326	93,331	96,563	344,023	204,794	600,080	627,159

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
ADVISOR PREFERRED
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
ALGER AMERICAN FUNDS
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
ALLSPRING GLOBAL INVESTMENTS
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)*
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)
American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)
AMUNDI US
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CALVERT GROUP
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
DELAWARE FUNDS BY MACQUARIE
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)*
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)
FIRST EAGLE
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares (GVBJJS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares (GVBMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares (GVBMSS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)*
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Health Care Fund (RHCF)
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Utilities Fund (RUTL)
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)
Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)
Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)
Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)
Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)
Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)
Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)
Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class (WRGP)*
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)
Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
JOHN HANCOCK FUNDS
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
LAZARD FUNDS

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
LINCOLN FUNDS
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
NATIONWIDE FUNDS
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
NEW AGE ALPHA ADVISORS, LLC
New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)
New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)
New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)
NORTHERN LIGHTS

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)*
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)*
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
NYLI FUNDS
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
PRO FUNDS
ProFunds - ProFund VP Asia 30 (PROA30)
ProFunds - ProFund Access VP High Yield (PROAHY)
ProFunds - ProFund VP Biotechnology (PROBIO)
ProFunds - ProFund VP Bull (PROBL)
ProFunds - ProFund VP Materials (PROBM)
ProFunds - ProFund VP Banks (PROBNK)
ProFunds - ProFund VP Bear (PROBR)
ProFunds - ProFund VP Consumer Staples (PROCG)
ProFunds - ProFund VP Consumer Discretionary (PROCS)
ProFunds - ProFund VP Europe 30 (PROE30)
ProFunds - ProFund VP Emerging Markets (PROEM)
ProFunds - ProFund VP Financials (PROFIN)
ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)
ProFunds - ProFund VP Government Money Market (PROGMM)
ProFunds - ProFund VP U.S. Government Plus (PROGVP)
ProFunds - ProFund VP Health Care (PROHC)
ProFunds - ProFund VP Industrials (PROIND)
ProFunds - ProFund VP International (PROINT)
ProFunds - ProFund VP Japan (PROJP)
ProFunds - ProFund VP Large-Cap Growth (PROLCG)
ProFunds - ProFund VP Large-Cap Value (PROLCV)
ProFunds - ProFund VP Mid-Cap (PROMC)
ProFunds - ProFund VP Mid-Cap Growth (PROMCG)
ProFunds - ProFund VP Mid-Cap Value (PROMCV)
ProFunds - ProFund VP Nasdaq-100 (PRON)
ProFunds - ProFund VP Internet (PRONET)
ProFunds - ProFund VP Energy (PROOG)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

ProFunds - ProFund VP Pharmaceuticals (PROPHR)
ProFunds - ProFund VP Precious Metals (PROPM)
ProFunds - ProFund VP Real Estate (PRORE)
ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)
ProFunds - ProFund VP Small-Cap (PROSC)
ProFunds - ProFund VP Small-Cap Growth (PROSCG)
ProFunds - ProFund VP Semiconductor (PROSCN)
ProFunds - ProFund VP Small-Cap Value (PROSCV)
ProFunds - ProFund VP Short Emerging Markets (PROSEM)
ProFunds - ProFund VP Short International (PROSIN)
ProFunds - ProFund VP Short Mid-Cap (PROSMC)
ProFunds - ProFund VP Short Nasdaq-100 (PROSN)
ProFunds - ProFund VP Short Small-Cap (PROSSC)
ProFunds - ProFund VP Technology (PROTEC)
ProFunds - ProFund VP Communication Services (PROTEL)
ProFunds - ProFund VP UltraBull (PROUB)
ProFunds - ProFund VP UltraMid-Cap (PROUMC)
ProFunds - ProFund VP UltraNasdaq-100 (PROUN)
ProFunds - ProFund VP UltraSmall-Cap (PROUSC)
ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)
ProFunds - ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
RUSSELL INVESTMENTS
Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)
Russell Investment Funds - International Developed Markets Fund (RLVIDM)
Russell Investment Funds - Balanced Strategy Fund (RLVLBS)
Russell Investment Funds - Equity Growth Strategy Fund (RLVLEG)
Russell Investment Funds - Moderate Strategy Fund (RLVLMS)*
Russell Investment Funds - Strategic Bond Fund (RLVSB)
Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)
Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
THIRD AVENUE FUNDS
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)	2/3/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)	2/3/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)	2/3/2023
Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)	2/3/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)	2/23/2023
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	5/2/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)	5/5/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)	5/5/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	5/8/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/12/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	5/22/2023
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)	6/13/2023
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)	6/27/2023
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	6/29/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	8/25/2023
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)	9/1/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
(LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard	4/26/2024
Class II (LACDV2)
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
(LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class	4/26/2024
(LACIPS)
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard	4/26/2024
Class II (LACLV2)
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II	4/26/2024
(LACMV2)
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II	4/26/2024
(LACU2)
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024
Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)	4/26/2024
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/6/2024
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service
Shares (GVBMNS)	5/14/2024
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service	7/1/2024
Shares (GVBJJS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service	7/9/2024
Shares (GVBMSS)
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	9/20/2024
New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)	10/25/2024
New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	10/25/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic
Portfolio: Class B (ABIGB)		4/15/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	4/15/2024
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (NBARMS)	5/7/2024
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)	6/21/2024
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)	6/21/2024
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)	8/20/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Balanced Fund: Class I (ACVB)	Century Balanced Fund: Standard Class II (LACB2)
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP International Fund: Class I (ACVI)	Century International Fund: Standard Class II (LACI2)
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Disciplined Core Value Fund: Class I (ACVIG)	Century Disciplined Core Value Fund: Standard Class II (LACDV2)
American Century Variable Portfolios II, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Inflation Protection Fund: Class II (ACVIP2)	Century Inflation Protection Fund: Service Class (LACIPS)
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Large Company Value Fund: Class I (ACVLVI)	Century Large Company Value Fund: Standard Class II (LACLV2)
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Mid Cap Value Fund: Class I (ACVMV1)	Century Mid Cap Value Fund: Standard Class II (LACMV2)
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Ultra(R) Fund: Class I (ACVU1)	Century Ultra(R) Fund: Standard Class II (LACU2)
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP Value Fund: Class I (ACVV)	Century Value Fund: Standard Class II (LACV2)
Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)	4/26/2024
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)	New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)	10/25/2024
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	10/25/2024
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)	10/25/2024
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)	10/25/2024
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)	10/25/2024
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)	10/25/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABTGB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	5/1/2024

CVN1IF	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F	5/1/2024

DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024

WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

WRBDP	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	5/1/2024

WRBP	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	5/1/2024

WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

WRGNR	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	5/1/2024

WRGP	Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	5/1/2024

WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024

WRIP	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	5/1/2024

WRLTBP	Ivy Variable Insurance Portfolios - Macquarie VIP Limited- Term Bond Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Limited- Term Bond: Class II	5/1/2024

WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024

WRSTP	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	5/1/2024

WRVP	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	5/1/2024

LPVCAI	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	5/1/2024
	New York Life Investments VP Funds Trust – NYLI VP	MainStay VP Funds Trust – MainStay VP MacKay

MNCPS	MacKay Convertible Portfolio: Service Class	Convertible Portfolio: Service Class	8/12/2024

PROA30	ProFunds - ProFund VP Asia 30	ProFund VP Asia 30	5/1/2024

PROAHY	ProFunds - ProFund Access VP High Yield	ProFund Access VP High Yield Fund	5/1/2024

PROBIO	ProFunds - ProFund VP Biotechnology	ProFund VP Biotechnology	5/1/2024

PROBL	ProFunds - ProFund VP Bull	ProFund VP Bull	5/1/2024

PROBM	ProFunds – Profund VP Materials	ProFund VP Materials	5/1/2024

PROBNK	ProFunds - ProFund VP Banks	ProFund VP Banks	5/1/2024

PROBR	ProFunds - ProFund VP Bear	ProFund VP Bear	5/1/2024

PROCG	ProFunds – ProFund VP Consumer Staples	ProFund VP Consumer Staples	5/1/2024

PROCS	ProFunds – Profund VP Consumer Discretionary	Profund VP Consumer Discretionary	5/1/2024

PROE30	ProFunds - ProFund VP Europe 30	ProFund VP Europe 30	5/1/2024

PROEM	ProFunds - ProFund VP Emerging Markets	ProFund VP Emerging Markets	5/1/2024

PROFIN	ProFunds - ProFund VP Financials	ProFund VP Financials	5/1/2024

PROFUD	ProFunds - ProFund VP Falling U.S. Dollar	ProFund VP Falling US Dollar	5/1/2024

PROGMM	ProFunds - ProFund VP Government Money Market	ProFund VP Government Money Market	5/1/2024

PROGVP	ProFunds - ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus	5/1/2024

PROHC	ProFunds - ProFund VP Health Care	ProFund VP Health Care	5/1/2024

PROIND	ProFunds - ProFund VP Industrials	ProFund VP Industrials	5/1/2024

PROINT	ProFunds - ProFund VP International	ProFund VP International	5/1/2024

PROJP	ProFunds - ProFund VP Japan	ProFund VP Japan	5/1/2024

PROLCG	ProFunds - ProFund VP Large-Cap Growth	ProFund VP Large-Cap Growth	5/1/2024

PROLCV	ProFunds - ProFund VP Large-Cap Value	ProFund VP Large-Cap Value	5/1/2024

PROMC	ProFunds - ProFund VP Mid-Cap	ProFund VP Mid-Cap	5/1/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PROMCG	ProFunds - ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Growth	5/1/2024

PROMCV	ProFunds - ProFund VP Mid-Cap Value	ProFund VP Mid-Cap Value	5/1/2024

PRON	ProFunds - ProFund VP Nasdaq-100	ProFund VP NASDAQ-100	5/1/2024

PRONET	ProFunds - ProFund VP Internet	ProFund VP Internet	5/1/2024

PROOG	ProFunds – ProFund VP Energy	ProFund VP Energy	5/1/2024

PROPHR	ProFunds - ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals	5/1/2024

PROPM	ProFunds - ProFund VP Precious Metals	ProFund VP Precious Metals	5/1/2024

PRORE	ProFunds - ProFund VP Real Estate	ProFund VP Real Estate	5/1/2024

PRORRO	ProFunds - ProFund VP Rising Rates Opportunity	ProFund VP Rising Rates Opportunity	5/1/2024

PROSC	ProFunds - ProFund VP Small-Cap	ProFund VP Small-Cap	5/1/2024

PROSCG	ProFunds - ProFund VP Small-Cap Growth	ProFund VP Small-Cap Growth	5/1/2024

PROSCN	ProFunds - ProFund VP Semiconductor	ProFund VP Semiconductor	5/1/2024

PROSCV	ProFunds - ProFund VP Small-Cap Value	ProFund VP Small-Cap Value	5/1/2024

PROSEM	ProFunds - ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets	5/1/2024

PROSIN	ProFunds - ProFund VP Short International	ProFund VP Short International	5/1/2024

PROSMC	ProFunds - ProFund VP Short Mid-Cap	ProFund VP Short Mid-Cap	5/1/2024

PROSN	ProFunds - ProFund VP Short Nasdaq-100	ProFund VP Short NASDAQ-100	5/1/2024

PROSSC	ProFunds - ProFund VP Short Small-Cap	ProFund VP Short Small-Cap	5/1/2024

PROTEC	ProFunds - ProFund VP Technology	ProFund VP Technology	5/1/2024

PROTEL	ProFunds – ProFund VP Communication Services	ProFund VP Communication Services	5/1/2024

PROUB	ProFunds - ProFund VP UltraBull	ProFund VP UltraBull	5/1/2024

PROUMC	ProFunds - ProFund VP UltraMid-Cap	ProFund VP UltraMid-Cap	5/1/2024

PROUN	ProFunds - ProFund VP UltraNasdaq-100	ProFund VP UltraNASDAQ-100	5/1/2024

PROUSC	ProFunds - ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap	5/1/2024

PROUSN	ProFunds - ProFund VP UltraShort Nasdaq-100	ProFund VP UltraShort NASDAQ-100	5/1/2024

PROUTL	ProFunds - ProFund VP Utilities	ProFund VP Utilities	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 1.40%. Certain contracts do not assess variable account charges and instead deduct monthly subscription fees.

Contract Charges

Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the subaccounts

Subscription Fee (assessed through a redemption of units)	$20 monthly

Contract Maintenance Charge - assessed through a redemption of units	$30 annually

ROP Enhanced Death Benefit Rider - assessed through a reduction in unit values	0.15%

Low Cost Fund Platform Fee - assessed through a reduction in unit values	0.05% - 0.35%, depending on the subaccount

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor and Monument Advisor Select contract. These fees were $5,989,320 and $5,768,673 for the years ended December 31, 2024 and 2023, respectively. The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Monument Advisor and Monument Advisor Select offer the ROP Enhanced Death Benefit Rider for an annualized percentage of 0.15% of the daily contract value.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor and Monument Advisor Select, which is between 0.05% and 0.35% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $14,873,870 and $12,553,879 for the years ended December 31, 2024 and 2023, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $3,187 and $2,612 for the years ended December 31, 2024 and 2023, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABSCGB	$32,827	$28,438
ABTGB	594,917	601,315

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

ALVDAB	1,925	9,933
ALVGIA	3,565,263	2,887,285
ALVIVB	34,401	151,949
ALVSVB	858,751	3,889,302
APTGBS	22,939,268	21,090,181
AASCO	692	793
ALCAI2	18,954,753	11,466,447
ALCGI2	5,865,354	6,511,775
ALMGI2	4,602,212	4,046,464
SVDF	80,390	494,607
SVOF	153,982	151,204
AAEIP3	4,588,275	6,553,671
AAGEA2	1,362,515	1,233,470
ABEAA2	1,832,742	1,616,224
ACEAA2	1,426,710	1,145,483
AGEAA2	1,263,055	1,972,239
ARLPE3	60,042	68,907
AUGEA2	901,754	1,800,509
AMVAA4	23,477,828	7,705,064
AMVBC4	13,537,957	6,883,934
AMVBD4	31,705,913	13,812,577
AMVCB4	5,336,199	3,913,028
AMVGB4	928,566	1,598,979
AMVGG4	6,209,774	4,693,261
AMVGI4	13,809,397	10,756,104
AMVGR4	20,140,247	21,939,256
AMVGS4	1,670,504	1,990,370
AMVGW4	2,326,431	2,156,107
AMVHI4	43,773,822	42,096,001
AMVI4	1,219,556	4,073,303
AMVIG4	5,926,044	3,107,284
AMVM4	12,552,510	8,450,319
AMVNW4	16,296,980	16,627,528
AMVUA4	8,314,915	5,893,771
AVPAP2	8,052,253	1,233,584
AVRBP2	820,473	758,208
AVRGP2	182	-
AVRIP2	481	142
PIHYB2	1,473,889	3,288,286
PIVB2	14,959,265	5,788,693
PIVEI2	4,967,197	4,604,349
PIVF2	12,007,240	4,504,866
PIVMV2	3,066,591	2,489,145
PIVSI2	5,193,118	4,869,260
BRVCA3	4,409	-
BRVED3	5,853,363	6,129,940
BRVHY3	36,819,511	49,393,072
BRVTR3	20,187,630	15,995,949
BVLCC3	7,307,316	5,742,895
BVLCV3	4,274,683	2,654,184
BVLFG3	6,897,075	9,529,460
MLVGA3	2,879,968	4,763,196
DSIF	12,464,988	13,840,703
DSRG	2,282,682	2,311,841
DVSCS	66,271,714	64,787,932
CVN1IF	3,473,157	69,498
CVSBF	3,972,776	1,893,235
CLVGT2	16,642,918	15,821,095
CLVLV1	2,621,725	6,457,824
CLVSI2	2,684,846	2,087,039

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

CLVSV1	10,767,228	5,322,287
CSCRS	2,067,521	2,717,370
DWVSVS	2,298,059	2,944,642
DFVEA	39,067,663	14,830,364
DFVGB	22,994,669	13,249,956
DFVGMI	17,161,397	9,315,311
DFVIS	12,555,027	10,444,295
DFVIV	30,439,196	21,173,248
DFVSTF	49,177,229	32,361,774
DFVULV	47,756,833	35,793,982
DFVUTV	40,561,458	25,571,965
ETVFR	13,773,017	16,952,717
FHIB	6,186,600	7,989,455
FVK2S	161,471	607,507
FVU2	2,155,192	1,045,889
FB2	16,689,958	9,299,189
FC2	34,891,739	18,293,762
FDCA2	4,655	1,068
FDSCS2	16,321,307	5,903,671
FEI2	7,264,566	2,453,906
FEMS2	8,325,779	4,516,070
FG2	78,771,029	38,278,380
FGI2	6,831,625	2,193,221
FGO2	11,877,186	11,261,620
FHI2	59,284,010	27,615,274
FIGBP2	49,199,507	10,735,174
FMC2	13,887,544	4,401,204
FNRS2	14,009,997	10,408,185
FO2	2,945,120	4,979,755
FRESS2	1,826,452	4,008,789
FV2	10,199,659	5,019,971
FVF202	509	-
FVF602	17,889	4,256
FVF702	36	-
FVFI2	913,743	1,705,957
FVFRHI	36,852,050	18,500,294
FVICA2	17,112,607	12,640,185
FVSIS2	11,468,283	6,521,796
FVSS2	7,509,995	941,708
FVTV2	809	7
FEOVF	4,163,396	8,916,684
FTVGI2	541,573	1,899,969
FTVGR2	2,205,376	1,658,368
FTVIS2	2,323,940	3,281,967
FTVMS2	553,779	981,080
FTVRD2	3,847,503	5,180,640
FTVSI2	5,486,593	6,686,681
FTVUG2	5,906,012	3,331,237
GVBJJS	1,043,002	16,232
GVBMNS	130,893	137
GVBMSS	298,800	7,295
GVMSA	1,093,420	2,015,226
GVFRB	11,982,996	14,187,717
GVR2XS	50,341,858	51,067,599
GVRUGM	2,638	242
GVTRBE	23,464,099	12,445,421
RAF	6,937,142	6,527,342
RBF	95,737,103	95,832,234
RBKF	3,844,976	3,689,941
RBMF	4,822,099	4,710,826

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

RCPF	40,591,043	41,983,620
RELF	11,487,349	21,880,170
RENF	164,578,740	169,664,285
RESF	3,948,362	3,896,630
RFSF	19,621,509	22,366,953
RHCF	11,284,416	12,086,205
RHYS	55,942,729	55,775,002
RINF	6,071,618	9,005,865
RJNF	30,774,367	28,344,268
RLCE	48,437,472	48,894,619
RLCJ	3,683,446	3,762,084
RLF	9,674,229	9,516,987
RMED	1,290,266	1,250,418
RMEK	588,062	712,962
RNF	98,105,910	100,038,664
ROF	194,477,923	201,413,875
RPMF	398,524,858	412,856,152
RREF	10,092,588	10,381,981
RRF	7,721,651	8,320,926
RTEC	21,672,095	22,176,762
RTEL	11,038,280	9,193,818
RTF	113,293,957	121,588,933
RTRF	2,585,260	3,511,975
RUF	30,273,842	29,605,551
RUGB	168,947,104	169,550,980
RUTL	42,207,792	42,388,583
RVARS	2,309,951	2,000,415
RVCMD	35,976,175	31,172,186
RVF	1,050,173,807	1,061,352,405
RVIDD	57,064,696	56,067,190
RVIMC	44,359	13,855
RVISC	3,886,630	3,605,446
RVLCG	36,856,362	34,923,262
RVLCV	17,604,914	19,162,574
RVLDD	114,888,805	118,737,417
RVMCG	26,029,599	23,828,789
RVMCV	7,232,784	10,304,851
RVMFU	3,389,459	4,757,019
RVSCG	9,447,334	8,478,143
RVSCV	10,024,408	11,842,677
RVSDL	179,904,050	177,698,699
RVWDL	115,688,112	115,456,174
SBLP	863,555	2,063,027
ACC1	4,048,389	9,559,062
ACGI	1,546,035	528,454
AVGI	201,279	181,324
AVHY1	12,765,725	13,487,220
AVIE	951,343	1,968,608
IN1BD2	843,469	116,329
IN1BJ2	477,279	550,101
IN1BM2	1,412,554	801,275
IN1BS2	1,538,659	194,113
IS5D2	1,997,187	291,335
IS5J2	1,698,390	412,914
IS5M2	1,552,195	1,529,689
IS5S2	894,533	1,768,331
IVAVS2	2,050	10,329
IVBRA2	1,972,521	1,869,777
IVCPB2	60,010	210,729
IVCPBI	19,160,991	5,078,803

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

IVDDI	2,404,551	3,723,633
IVGMMI	1,535,333,146	1,537,058,348
IVGS1	5,961,341	4,434,971
IVHS	6,278,953	4,871,391
IVKEI1	1,156,802	1,600,729
IVMCC2	653,433	2,212,551
IVRE	737,084	2,793,829
IVT	14,314,852	12,419,355
OVGIS	474,676	490,137
OVGSS	860,575	4,317,405
OVIGS	815,032	3,026,229
OVSBS	1,399,762	831,190
WRASP	1,251,715	927,219
WRBDP	4,202,402	7,669,697
WRBP	441,938	659,955
WRENG	2,126,692	4,581,037
WRGNR	1,305,488	1,316,528
WRHIP	5,358,816	7,229,546
WRIP	76,779	17
WRLTBP	589,032	1,691,309
WRMCG	2,797,544	4,453,131
WRSTP	2,694,350	3,079,392
WRVP	1,002,798	716,396
JABIN	6,330,064	7,486,391
JAEI	14,395,989	10,188,671
JAFBS	6,310,075	4,402,819
JAFRIN	5,995,626	4,072,902
JAGRIN	6,780,866	2,843,960
JAGSEI	387,871	149,257
JAGTS	-	5,037
JAIG	9,153,932	5,154,116
JARIN	10,888,831	4,153,748
JMCVIN	8,582,238	7,455,535
JHEVTN	5,214,361	3,150,136
LZREMS	3,917,613	7,296,648
LZRGDM	49,765	63,471
LZRIES	4,554,291	5,428,217
LZRUSM	727,917	960,876
LPVCAI	833,440	868,394
LPVCII	4,560,086	3,215,434
LVCLGI	5,430,224	6,825,481
SBVHY	1,072,142	1,047,335
SBVSG2	4,960,158	11,875,887
LACB2	14,867,063	2,079,850
LACDV2	14,767,880	6,337,669
LACI2	4,322,523	1,167,426
LACIPS	16,395,511	3,652,730
LACLV2	9,967,842	4,045,842
LACMV2	3,524,656	967,384
LACU2	25,809,232	12,028,394
LACV2	7,138,551	2,000,053
LOVBD	4,041,904	5,369,162
LOVCDG	3,910,580	3,203,605
LOVGI	2,613,945	3,095,979
MEGSS	5,093,852	3,636,329
MNDSC	1,757,107	2,777,497
MVFSC	6,187,617	5,775,938
MVIGSC	5,189,113	2,018,932
MGRFV	1,717,489	3,060,522
DTRTFY	15,939,287	5,978,902

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

GEM2	1,834,438	2,230,979
GIG	5,903,382	1,485,833
GVEXD	252,357,695	151,571,755
GVIXY	36,128,137	21,584,659
MCIFD	27,632,809	15,088,690
MSBF	10,358,997	2,520,796
NVAMVX	3,009,728	146,748
NVBXD	42,667,071	8,510,469
NVDCAP	51,876	69,072
NVFIY	3,509,438	506,293
NVGEY	4,705,477	2,504,169
NVIDMP	305,620	5,002
NVLCPY	6,827,619	191,597
NVMIG6	385,639	119,943
NVMIVX	1,397,670	802,854
NVMLG1	2,818,567	91,067
NVMMG2	6,794	8,801
NVMMV1	640,493	979,241
NVNSR1	1,909,284	1,518,171
NVSIXD	30,530,796	17,209,608
SAMY	596,013,716	519,320,831
TRF	2,437,454	3,259,320
AMCG	5,405,495	4,228,866
AMRI	280,229	734,283
AMSRS	135,778	299,804
AMTB	3,404,961	3,823,280
NALCV	39,862	20
NALG	1,663,023	59,127
NAMG	1,752,509	72,480
NASCV	1,044,742	159,930
NASG	2,133	-
NAWEI	77,451	213
NOTAG1	256	1
NOTAG2	1,018,059	167,704
NOTB1	5	157,232
NOTB2	92,614	1,227,423
NOTBBA	1,354,546	2,132,097
NOTBE2	46,915	101,487
NOTC2	270,794	218,594
NOTG1	151,472	2,927,252
NOTG2	124,376	21,650
NOTGR1	22,202	357
NOTGR2	135,190	462,213
NOTMD2	286,941	467,668
NOTMG1	24,624	65,494
NOTMG2	155,077	112,476
NOTMR1	5,483	1,817
NOVPDI	7,892	84,424
NOVPM	3,609,743	3,929,249
MNCPS	7,032,783	6,122,290
PMUBAM	5,114,422	3,805,999
PMVAAA	3,899,585	6,830,517
PMVAAI	42,844	240
PMVEBA	14,198,320	17,572,016
PMVFBA	1,774,739	2,861,522
PMVFHA	8,507,582	6,046,990
PMVGBA	1,817,823	1,124,106
PMVHYA	37,015,805	26,945,903
PMVID	60,666,862	17,908,411
PMVLDA	7,836,511	8,063,861

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PMVLGA	17,409,686	19,537,137
PMVRRA	4,015,826	6,676,668
PMVRSA	8,276,271	7,041,710
PMVTRA	28,854,553	14,525,947
PVGCBA	1,503,900	1,188,146
PVGDAA	67	4
PVGMAA	955,449	1,118,288
PVSTA	36,366,677	27,279,058
PROA30	4,375,636	3,714,656
PROAHY	3,603,238	4,763,734
PROBIO	32,674,221	31,261,991
PROBL	170,108,541	171,057,087
PROBM	6,368,503	6,386,572
PROBNK	4,583,372	5,003,985
PROBR	9,099,519	9,781,008
PROCG	34,768,192	34,923,550
PROCS	13,786,297	12,069,255
PROE30	13,233,210	15,246,436
PROEM	54,676,574	55,243,122
PROFIN	17,906,008	14,666,831
PROFUD	584,764	1,240,047
PROGMM	133,346	226,885
PROGVP	4,434,037	5,801,555
PROHC	21,196,707	22,442,621
PROIND	13,710,755	12,859,408
PROINT	11,750,616	11,624,077
PROJP	10,873,443	11,525,399
PROLCG	32,593,022	30,258,704
PROLCV	8,367,078	11,498,392
PROMC	4,908,439	4,236,145
PROMCG	11,655,252	13,278,370
PROMCV	7,079,745	8,319,426
PRON	239,085,583	225,547,370
PRONET	4,619,572	5,115,331
PROOG	119,122,083	120,893,578
PROPHR	4,668,311	4,066,712
PROPM	241,870,215	240,926,848
PRORE	7,111,874	5,676,869
PRORRO	4,303,429	3,219,552
PROSC	9,790,774	13,944,165
PROSCG	10,470,542	9,501,427
PROSCN	81,410,377	79,382,037
PROSCV	12,488,879	11,119,877
PROSEM	850,295	840,860
PROSIN	609,793	646,375
PROSMC	242,525	240,553
PROSN	37,300,217	38,331,689
PROSSC	10,249,314	9,198,288
PROTEC	11,429,969	13,408,801
PROTEL	9,419,950	7,890,038
PROUB	40,927,264	33,504,841
PROUMC	3,779,794	3,222,069
PROUN	157,878,220	161,487,221
PROUSC	11,115,319	10,312,761
PROUSN	94,724,699	93,891,131
PROUTL	66,013,723	61,927,092
PVAGIB	3,601,880	3,973,031
PVDIB	824,910	1,511,914
PVEIB	35,491,624	8,744,656
PVHYB	6,656,147	9,271,021

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

PVIB	486,567	464,919
PVIGIB	5,315,548	2,575,402
PVNOB	2,464,131	2,546,117
ROCMC	1,348,037	1,161,016
ROCSC	1,852,253	2,327,695
RLVGRE	8,279	62,510
RLVIDM	6,528	25
RLVLBS	8,914	28,797
RLVLEG	2,017	-
RLVLMS	3,198	177,409
RLVSB	10,110	25,576
RLVUSC	3,293	-
RLVUSE	25,884	-
TRBCG2	26,667,486	30,188,531
TREI2	4,162,981	4,681,318
TRHS2	8,587,652	8,842,493
TRLT2	5,228,114	2,958,830
TRMCG2	2,996,525	736,223
TAVV	2,233,341	2,381,490
VVGGS	10,316,756	11,709,702
VWBF	2,352,332	2,042,760
VWEM	3,949,605	9,376,152
VWHA	2,850,479	4,373,884
VVB	41,110,860	26,103,425
VVCA	8,678,266	4,330,845
VVCG	20,540,535	14,141,751
VVDV	21,616,490	15,070,981
VVEI	54,391,034	30,038,919
VVEIX	89,753,467	73,051,266
VVG	39,055,252	28,622,199
VVGBI	7,516,075	3,144,508
VVHGB	153,138,757	31,712,760
VVHYB	31,066,908	20,119,292
VVI	26,739,452	34,981,594
VVMA	13,679,964	4,304,405
VVMCI	30,379,950	26,051,103
VVREI	27,723,570	19,692,192
VVSCG	10,032,639	4,293,791
VVSTC	56,201,178	51,586,298
VVTISI	47,338,046	13,163,021
VVTSM	118,781,728	56,481,228
VRVDIA	410,935	444,828
VRVDRA	6,661,157	2,317,572
VRVNMA	2,753,017	2,626,055

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)
2024	0.00%			19,111	$54.16			$1,035,035	0.00%	18.44%
2023	0.00%			18,962	45.73			867,047	0.00%	17.73%
2022	0.00%			19,480	38.84			756,631	0.00%	-39.26%
2021	0.00%			18,941	63.95			1,211,288	0.00%	9.20%
2020	0.00%			20,087	58.56			1,176,334	0.00%	53.64%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2024	0.00%	to	0.15%	121,770	20.56	to	28.80	3,388,188	0.00%	5.80%	to	5.96%
2023	0.00%	to	0.15%	121,854	19.43	to	27.18	3,207,575	0.03%	15.53%	to	15.70%
2022	0.00%	to	0.15%	169,728	16.82	to	23.49	3,783,987	0.00%	-27.28%	to	-27.17%
2021	0.00%	to	0.15%	218,533	23.13	to	32.26	6,744,073	0.00%	22.39%	to	22.57%
2020	0.00%	to	0.15%	167,424	18.90	to	26.32	4,356,900	0.55%	38.87%	to	39.08%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2024	0.00%			10,238	17.76			181,798	1.06%	10.43%
2023	0.00%			10,819	16.08			173,968	0.51%	13.48%
2022	0.00%	to	0.15%	17,386	10.67	to	14.17	235,069	2.44%	-18.80%	to	-18.68%
2021	0.00%	to	0.15%	20,718	13.14	to	17.42	347,062	1.56%	9.11%	to	9.28%
2020	0.00%	to	0.15%	22,056	12.04	to	15.95	338,864	1.51%	4.70%	to	4.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.00%	to	0.15%	553,780	21.19	to	44.20	22,744,198	1.47%	12.85%	to	13.02%
2023	0.00%	to	0.15%	567,402	18.77	to	39.11	20,532,625	1.51%	11.86%	to	12.03%
2022	0.00%	to	0.15%	596,921	16.78	to	34.91	18,893,330	1.40%	-4.33%	to	-4.19%
2021	0.00%	to	0.15%	548,740	17.54	to	36.44	18,456,812	0.82%	27.96%	to	28.16%
2020	0.00%	to	0.15%	561,259	13.71	to	28.43	14,695,554	1.60%	2.57%	to	2.72%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.00%			117,415	9.64			1,131,376	2.25%	4.81%
2023	0.00%			132,196	9.19			1,215,341	0.68%	14.83%
2022	0.00%			148,912	8.01			1,192,210	3.39%	-13.79%
2021	0.00%			257,225	9.29			2,388,916	1.71%	10.85%
2020	0.00%			254,354	8.38			2,130,961	1.88%	2.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2024	0.00%	to	0.15%	218,110	16.81	to	40.92	8,471,296	0.60%	9.55%	to	9.72%
2023	0.00%	to	0.15%	309,808	15.34	to	37.29	11,131,455	0.76%	16.69%	to	16.86%
2022	0.00%	to	0.15%	426,959	13.15	to	31.91	13,230,166	0.84%	-15.94%	to	-15.82%
2021	0.00%	to	0.15%	501,743	15.64	to	37.91	18,274,685	0.60%	35.40%	to	35.60%
2020	0.00%	to	0.15%	419,128	11.55	to	27.95	11,470,624	0.79%	2.90%	to	3.05%
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2024	0.00%	to	0.15%	1,735,825	15.53	to	16.72	27,035,545	7.47%	24.15%	to	24.34%
2023	0.00%	to	0.15%	1,760,081	12.49	to	13.46	22,059,377	0.18%	10.34%	to	10.51%
2022	0.00%	to	0.15%	1,537,252	11.30	to	12.20	17,461,209	0.00%	-5.20%	to	-5.06%
2021	0.00%	to	0.15%	1,689,856	11.91	to	12.87	20,213,663	14.32%	-6.01%	to	-5.87%
2020	0.00%	to	0.15%	1,764,747	12.65	to	13.70	22,372,473	7.44%	19.51%	to	19.69%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2024	0.00%	to	1.30%	307	46.22	to	54.42	15,537	0.39%	6.73%	to	8.13%
2023	0.00%	to	1.30%	309	43.31	to	50.33	14,469	0.00%	14.99%	to	16.49%
2022	0.00%	to	1.30%	304	37.66	to	43.20	12,249	0.00%	-38.81%	to	-38.01%
2021	0.00%	to	1.30%	292	61.55	to	69.70	18,886	0.00%	-7.27%	to	-6.06%
2020	0.00%	to	1.30%	295	66.38	to	74.19	20,395	0.15%	64.99%	to	67.15%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	0.00%	to	1.30%	312,056	34.24	to	190.43	38,600,876	0.00%	46.21%	to	48.13%
2023	0.00%	to	1.30%	224,461	23.15	to	130.24	20,324,168	0.00%	41.29%	to	43.13%
2022	0.00%	to	1.30%	221,536	16.20	to	92.18	14,079,962	0.00%	-37.34%	to	-36.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	to	1.30%	298,618	25.56	to	147.12	29,126,142	0.00%	17.59%	to	19.13%
2020	0.00%	to	1.30%	322,962	21.49	to	125.12	26,547,799	0.00%	39.92%	to	41.75%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2024	0.00%	to	1.30%	153,406	31.42	to	92.16	11,155,190	0.00%	41.03%	to	42.89%
2023	0.00%	to	1.30%	165,872	22.03	to	65.35	8,761,699	0.00%	30.96%	to	32.67%
2022	0.00%	to	1.30%	181,314	16.63	to	49.90	7,302,295	0.00%	-39.45%	to	-38.65%
2021	0.00%	to	1.30%	258,492	27.14	to	82.41	16,872,898	0.00%	10.40%	to	11.84%
2020	0.00%	to	1.30%	347,887	24.31	to	74.65	20,254,614	0.23%	64.87%	to	67.03%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2024	0.00%	to	1.30%	134,326	22.50	to	83.00	6,496,706	0.00%	19.50%	to	21.07%
2023	0.00%	to	1.30%	127,296	18.61	to	69.46	5,089,856	0.00%	21.59%	to	23.17%
2022	0.00%	to	1.30%	124,086	15.13	to	57.12	4,052,280	0.00%	-36.90%	to	-36.07%
2021	0.00%	to	1.30%	168,742	23.71	to	90.53	8,856,520	0.00%	2.86%	to	4.20%
2020	0.00%	to	1.30%	219,504	22.79	to	88.01	11,353,211	0.00%	62.50%	to	64.63%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	0.00%	to	1.30%	56,995	19.78	to	75.46	3,978,997	0.00%	16.60%	to	18.13%
2023	0.00%	to	1.30%	64,843	16.77	to	63.88	3,753,300	0.00%	18.59%	to	20.14%
2022	0.00%	to	1.30%	73,810	13.98	to	53.17	3,566,351	0.00%	-38.65%	to	-37.85%
2021	0.00%	to	1.30%	136,756	22.52	to	85.55	10,937,741	0.00%	-6.27%	to	-5.04%
2020	0.00%	to	1.30%	148,060	23.75	to	90.09	12,642,441	0.00%	60.55%	to	62.65%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	0.00%	to	0.15%	11,660	23.54	to	65.74	701,780	0.05%	14.87%	to	15.05%
2023	0.00%	to	0.15%	12,739	20.50	to	57.14	671,321	0.00%	26.31%	to	26.50%
2022	0.00%	to	0.15%	11,749	16.23	to	45.17	485,682	0.00%	-20.93%	to	-20.81%
2021	0.00%	to	0.15%	19,743	20.52	to	57.04	1,069,003	0.04%	24.59%	to	24.78%
2020	0.00%	to	0.15%	22,818	16.47	to	45.72	987,402	0.43%	20.82%	to	21.00%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2024	0.00%	to	0.15%	587,682	18.37	to	19.67	11,530,690	3.91%	40.39%	to	40.60%
2023	0.00%	to	0.15%	777,598	13.09	to	13.99	10,843,744	3.15%	13.74%	to	13.91%
2022	0.00%	to	0.15%	866,620	11.51	to	12.28	10,599,740	4.08%	17.15%	to	17.32%
2021	0.00%	to	0.15%	831,310	9.82	to	10.47	8,681,482	2.07%	37.57%	to	37.77%
2020	0.00%	to	0.15%	917,889	7.14	to	7.60	6,957,941	2.49%	-25.24%	to	-25.12%
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
2024	0.00%	to	0.15%	390,094	18.47	to	28.18	10,961,791	1.32%	14.41%	to	14.58%
2023	0.00%	to	0.15%	397,247	16.15	to	24.59	9,742,973	1.62%	16.70%	to	16.88%
2022	0.00%	to	0.15%	421,015	13.84	to	21.04	8,694,814	2.01%	-13.30%	to	-13.17%
2021	0.00%	to	0.15%	223,032	15.96	to	24.23	5,204,147	1.02%	18.16%	to	18.33%
2020	0.00%	to	0.15%	344,312	13.51	to	20.48	6,885,368	2.02%	9.79%	to	9.96%
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
2024	0.00%	to	0.15%	917,304	15.18	to	22.65	20,609,586	1.79%	10.00%	to	10.17%
2023	0.00%	to	0.15%	934,046	13.80	to	20.56	19,051,361	2.07%	12.65%	to	12.82%
2022	0.00%	to	0.15%	796,936	12.25	to	18.23	14,127,585	1.67%	-13.01%	to	-12.88%
2021	0.00%	to	0.15%	805,894	14.08	to	20.92	16,680,378	1.36%	10.62%	to	10.79%
2020	0.00%	to	0.15%	817,105	12.73	to	18.88	15,415,541	2.19%	8.96%	to	9.12%
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2024	0.00%			301,461	15.74			4,744,631	2.48%	5.29%
2023	0.00%			290,670	14.95			4,344,840	2.07%	7.84%
2022	0.00%			479,979	13.86			6,652,810	1.75%	-11.82%
2021	0.00%			363,723	15.72			5,717,149	1.39%	2.28%
2020	0.00%			371,843	15.37			5,714,645	1.69%	6.49%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2024	0.00%	to	0.15%	421,673	17.04	to	26.00	10,874,272	1.50%	12.50%	to	12.67%
2023	0.00%	to	0.15%	466,909	15.15	to	23.08	10,694,769	1.86%	15.10%	to	15.27%
2022	0.00%	to	0.15%	466,948	13.16	to	20.02	9,098,898	1.67%	-13.38%	to	-13.25%
2021	0.00%	to	0.15%	403,239	15.19	to	23.08	9,197,392	1.27%	14.71%	to	14.88%
2020	0.00%	to	0.15%	371,991	13.25	to	20.09	7,397,987	1.67%	9.84%	to	10.01%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2024	0.00%	to	0.15%	29,299	19.78	to	22.33	649,391	8.34%	17.83%	to	18.01%
2023	0.00%	to	0.15%	32,280	16.79	to	18.93	606,475	0.00%	28.61%	to	28.80%
2022	0.00%	to	0.15%	34,294	13.05	to	14.69	500,503	12.03%	-29.01%	to	-28.91%
2021	0.00%	to	0.15%	42,113	18.39	to	20.67	865,676	3.54%	23.75%	to	23.93%
2020	0.00%	to	0.15%	77,476	14.86	to	16.68	1,267,815	12.12%	9.09%	to	9.25%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2024	0.00%	to	0.15%	202,618	13.59	to	19.07	3,759,484	2.16%	7.80%	to	7.97%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	261,279	12.61	to	17.66	4,479,641	2.19%	10.43%	to	10.59%
2022	0.00%	to	0.15%	239,138	11.42	to	15.97	3,726,876	1.35%	-12.67%	to	-12.54%
2021	0.00%			295,524	18.26			5,396,981	1.47%	6.47%
2020	0.00%	to	0.15%	260,638	12.30	to	17.15	4,448,252	2.23%	8.27%	to	8.43%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2024	0.00%	to	0.15%	3,598,776	18.26	to	23.34	82,446,454	2.15%	15.94%	to	16.11%
2023	0.00%	to	0.15%	3,100,811	15.75	to	20.10	60,925,585	2.00%	13.85%	to	14.02%
2022	0.00%	to	0.15%	3,211,020	13.83	to	17.63	55,648,729	1.67%	-13.79%	to	-13.66%
2021	0.00%	to	0.15%	3,262,257	16.04	to	20.42	65,700,748	1.44%	14.67%	to	14.84%
2020	0.00%	to	0.15%	2,767,533	13.99	to	17.78	48,666,793	1.53%	11.99%	to	12.16%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.00%	to	0.15%	2,140,714	21.47	to	30.99	64,742,448	1.49%	18.67%	to	18.85%
2023	0.00%	to	0.15%	1,951,952	18.09	to	26.07	49,669,016	1.86%	16.80%	to	16.97%
2022	0.00%	to	0.15%	1,592,280	15.49	to	22.29	34,492,013	1.78%	-8.82%	to	-8.69%
2021	0.00%	to	0.15%	1,460,861	16.99	to	24.41	34,626,840	1.30%	27.32%	to	27.51%
2020	0.00%	to	0.15%	1,424,251	13.34	to	19.14	26,588,948	1.67%	8.31%	to	8.47%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2024	0.00%	to	0.15%	7,066,804	10.91	to	12.01	84,450,327	4.37%	0.82%	to	0.98%
2023	0.00%	to	0.15%	5,834,459	10.82	to	11.89	69,118,885	4.05%	4.57%	to	4.72%
2022	0.00%	to	0.15%	3,729,524	10.35	to	11.36	42,164,569	3.07%	-12.88%	to	-12.75%
2021	0.00%	to	0.15%	3,305,217	11.88	to	13.02	42,841,400	1.31%	-0.74%	to	-0.59%
2020	0.00%	to	0.15%	2,225,087	11.97	to	13.09	29,005,228	2.14%	9.22%	to	9.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2024	0.00%	to	0.15%	1,522,409	14.73	to	14.87	22,633,401	3.18%	9.77%	to	9.93%
2023	0.00%	to	0.15%	1,471,794	13.42	to	13.53	19,905,571	2.74%	8.59%	to	8.76%
2022	0.00%	to	0.15%	1,358,698	12.35	to	12.44	16,818,841	2.70%	-7.51%	to	-7.37%
2021	0.00%	to	0.15%	979,448	13.36	to	13.43	13,153,050	2.59%	14.51%	to	14.68%
2020	0.00%	to	0.15%	604,879	11.66	to	11.71	7,083,640	2.78%	3.96%	to	4.11%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
2024	0.00%	to	0.15%	307,989	9.44	to	9.77	3,007,819	1.81%	-3.47%	to	-3.32%
2023	0.00%	to	0.15%	381,718	9.78	to	10.11	3,853,982	0.00%	5.74%	to	5.89%
2022	0.00%	to	0.15%	430,088	9.25	to	9.55	4,100,658	0.21%	-17.97%	to	-17.84%
2021	0.00%	to	0.15%	437,516	11.28	to	11.62	5,077,408	1.54%	-5.32%	to	-5.18%
2020	0.00%	to	0.15%	410,406	11.91	to	12.26	5,025,071	1.30%	9.45%	to	9.62%
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2024	0.00%	to	0.15%	1,528,326	18.59	to	18.77	28,663,411	1.40%	13.22%	to	13.39%
2023	0.00%	to	0.15%	1,513,946	16.42	to	16.56	25,039,751	0.64%	22.11%	to	22.29%
2022	0.00%	to	0.15%	1,826,819	13.44	to	13.54	24,650,180	0.45%	-25.03%	to	-24.92%
2021	0.00%	to	0.15%	1,817,411	17.93	to	18.03	32,764,705	0.20%	15.96%	to	16.14%
2020	0.00%	to	0.15%	1,004,020	15.46	to	15.53	15,578,575	0.12%	29.97%	to	30.17%
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2024	0.00%	to	0.15%	1,840,883	25.11	to	35.52	62,439,860	0.95%	23.73%	to	23.92%
2023	0.00%	to	0.15%	1,834,013	20.29	to	28.66	50,418,428	1.20%	25.64%	to	25.82%
2022	0.00%	to	0.15%	2,034,838	16.15	to	22.78	44,689,859	1.09%	-16.83%	to	-16.71%
2021	0.00%	to	0.15%	2,125,170	19.42	to	27.35	56,470,534	1.00%	23.61%	to	23.80%
2020	0.00%	to	0.15%	1,702,010	15.71	to	22.09	36,412,348	1.16%	13.08%	to	13.25%
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2024	0.00%	to	0.15%	2,580,663	34.19	to	50.96	126,289,289	0.17%	31.10%	to	31.30%
2023	0.00%	to	0.15%	2,672,252	26.08	to	38.81	100,539,718	0.17%	37.93%	to	38.14%
2022	0.00%	to	0.15%	2,637,918	18.91	to	28.10	72,060,773	0.10%	-30.22%	to	-30.11%
2021	0.00%	to	0.15%	2,818,738	27.09	to	40.20	111,219,410	0.06%	21.50%	to	21.68%
2020	0.00%	to	0.15%	2,585,157	22.30	to	33.04	83,595,419	0.21%	51.49%	to	51.71%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.00%	to	0.15%	505,695	13.03	to	13.16	6,650,507	0.80%	1.96%	to	2.12%
2023	0.00%	to	0.15%	554,530	12.78	to	12.89	7,141,828	0.03%	15.61%	to	15.79%
2022	0.00%	to	0.15%	995,392	11.05	to	11.13	11,053,270	0.00%	-29.79%	to	-29.69%
2021	0.00%	to	0.15%	894,592	15.74	to	15.83	14,151,397	0.00%	6.27%	to	6.43%
2020	0.00%	to	0.15%	435,192	14.81	to	14.87	6,471,105	0.12%	29.20%	to	29.39%
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
2024	0.00%	to	0.15%	1,368,495	16.18	to	16.34	22,352,713	1.54%	13.53%	to	13.70%
2023	0.00%	to	0.15%	1,381,769	14.25	to	14.37	19,849,922	2.50%	20.47%	to	20.65%
2022	0.00%	to	0.15%	705,723	11.83	to	11.91	8,386,898	2.08%	-17.69%	to	-17.57%
2021	0.00%	to	0.15%	726,050	14.37	to	14.45	10,489,264	1.61%	14.29%	to	14.46%
2020	0.00%	to	0.15%	535,514	12.57	to	12.63	6,759,549	1.21%	8.38%	to	8.55%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2024	0.00%	to	0.15%	1,657,739	14.40	to	16.61	27,255,826	6.13%	9.22%	to	9.39%
2023	0.00%	to	0.15%	1,664,996	13.19	to	15.19	25,160,606	7.67%	12.01%	to	12.18%
2022	0.00%	to	0.15%	697,815	11.77	to	13.54	9,374,644	9.74%	-9.67%	to	-9.53%
2021	0.00%	to	0.15%	949,698	13.03	to	14.96	14,182,728	2.77%	8.02%	to	8.18%
2020	0.00%	to	0.15%	1,060,269	12.06	to	13.83	14,635,915	11.79%	7.57%	to	7.74%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2024	0.00%	to	0.15%	1,338,287	12.79	to	14.79	19,608,785	0.95%	2.77%	to	2.93%
2023	0.00%	to	0.15%	1,538,592	12.44	to	14.36	21,929,533	1.03%	15.38%	to	15.56%
2022	0.00%	to	0.15%	1,866,857	10.78	to	12.43	23,011,130	1.48%	-21.14%	to	-21.02%
2021	0.00%	to	0.15%	2,089,216	13.68	to	15.74	32,595,582	2.33%	-1.86%	to	-1.71%
2020	0.00%	to	0.15%	2,224,133	13.94	to	16.01	35,380,706	0.45%	13.49%	to	13.66%
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
2024	0.00%	to	0.15%	1,857,719	11.89	to	12.01	22,288,468	2.49%	2.95%	to	3.11%
2023	0.00%	to	0.15%	1,674,304	11.55	to	11.65	19,486,643	2.61%	15.49%	to	15.66%
2022	0.00%	to	0.15%	1,241,385	10.00	to	10.07	12,497,779	3.27%	-15.65%	to	-15.52%
2021	0.00%	to	0.15%	843,101	11.85	to	11.92	10,040,969	3.01%	4.93%	to	5.09%
2020	0.00%	to	0.15%	759,289	11.30	to	11.34	8,611,269	1.41%	5.57%	to	5.73%
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
2024	0.00%	to	0.15%	1,939,381	10.20	to	11.23	21,756,260	4.41%	0.20%	to	0.35%
2023	0.00%	to	0.15%	1,657,836	10.18	to	11.20	18,534,783	3.86%	3.35%	to	3.51%
2022	0.00%	to	0.15%	1,289,300	9.85	to	10.82	13,916,548	1.83%	-10.30%	to	-10.16%
2021	0.00%	to	0.15%	1,266,815	10.98	to	12.04	15,221,445	0.26%	-0.93%	to	-0.78%
2020	0.00%	to	0.15%	1,001,249	11.09	to	12.13	12,136,577	1.15%	6.22%	to	6.38%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.00%	to	0.15%	4,801,734	15.37	to	17.57	83,888,646	1.19%	6.17%	to	6.33%
2023	0.00%	to	0.15%	4,908,028	14.47	to	16.53	80,660,796	1.25%	15.50%	to	15.67%
2022	0.00%	to	0.15%	4,678,780	12.53	to	14.29	66,385,683	1.14%	-22.37%	to	-22.25%
2021	0.00%	to	0.15%	4,171,812	16.14	to	18.38	76,191,153	0.66%	4.47%	to	4.63%
2020	0.00%	to	0.15%	3,581,357	15.45	to	17.56	62,613,273	0.04%	23.11%	to	23.29%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2024	0.00%	to	0.15%	1,960,066	10.63	to	10.74	21,044,773	3.97%	0.29%	to	0.44%
2023	0.00%	to	0.15%	1,807,947	10.60	to	10.69	19,326,318	3.18%	2.47%	to	2.62%
2022	0.00%	to	0.15%	2,293,198	10.35	to	10.42	23,888,971	3.47%	-11.33%	to	-11.20%
2021	0.00%	to	0.15%	2,458,757	11.67	to	11.73	28,837,827	1.23%	-1.02%	to	-0.88%
2020	0.00%	to	0.15%	1,965,339	11.79	to	11.84	23,259,980	1.67%	9.32%	to	9.48%
American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)
2020	0.00%			3,300	17.07			56,342	1.70%	9.58%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2024	0.00%	to	0.15%	800,613	15.57	to	18.63	14,641,717	1.85%	14.45%	to	14.63%
2023	0.00%	to	0.15%	456,028	13.60	to	16.25	7,174,724	1.84%	10.07%	to	10.23%
2022	0.00%	to	0.15%	490,069	12.36	to	14.74	7,021,367	2.19%	-14.10%	to	-13.97%
2021	0.00%	to	0.15%	516,539	14.39	to	17.14	8,674,191	1.35%	12.34%	to	12.50%
2020	0.00%	to	0.15%	422,577	12.81	to	15.23	6,372,668	1.54%	5.72%	to	5.88%
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
2024	0.00%	to	0.15%	117,112	15.20	to	18.75	2,182,836	1.66%	13.82%	to	13.99%
2023	0.00%	to	0.15%	117,601	13.35	to	16.45	1,905,402	1.80%	9.56%	to	9.73%
2022	0.00%	to	0.15%	139,642	12.19	to	14.99	2,069,956	4.91%	-9.30%	to	-9.16%
2021	0.00%	to	0.15%	120,818	13.44	to	16.51	1,980,765	1.53%	16.94%	to	17.11%
2020	0.00%	to	0.15%	166,068	11.49	to	14.09	2,332,363	1.74%	-1.39%	to	-1.25%
American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)
2024	0.00%			1,541	28.45			43,846	0.46%	23.50%
2023	0.00%			1,541	23.03			35,503	0.43%	23.50%
2022	0.00%			7,248	18.65			135,183	1.36%	-24.88%
2021	0.00%			7,335	24.83			182,107	0.55%	12.89%
2020	0.00%			7,421	21.99			163,196	0.67%	32.03%
American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)
2024	0.00%			3,367	10.67			35,940	1.28%	-0.45%
2023	0.00%			3,380	10.72			36,239	1.60%	6.22%
2022	0.00%			3,395	10.09			34,264	3.09%	-15.54%
2021	0.00%			3,418	11.95			40,850	0.55%	-4.13%
2020	0.00%			3,442	12.47			42,905	1.19%	2.80%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2024	0.00%	to	0.15%	46,897	12.82	to	27.09	1,242,374	5.49%	8.31%	to	8.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	123,137	11.84	to	24.98	3,050,422	5.40%	10.85%	to	11.01%
2022	0.00%			24,990	22.50			562,189	4.87%	-11.44%
2021	0.00%	to	0.15%	365,411	12.08	to	25.40	9,231,705	4.81%	5.29%	to	5.45%
2020	0.00%			82,146	24.09			1,978,952	5.11%	1.98%
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2024	0.00%	to	0.15%	1,777,867	11.14	to	18.61	32,631,126	4.30%	2.86%	to	3.02%
2023	0.00%	to	0.15%	1,336,414	10.83	to	18.06	23,874,506	3.74%	6.54%	to	6.70%
2022	0.00%	to	0.15%	1,263,107	10.17	to	16.93	20,793,411	2.18%	-14.59%	to	-14.46%
2021	0.00%	to	0.15%	1,271,864	11.90	to	19.79	24,487,061	1.94%	0.07%	to	0.22%
2020	0.00%	to	0.15%	1,152,972	11.90	to	19.75	22,591,383	2.79%	8.26%	to	8.42%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2024	0.00%	to	0.15%	89,424	17.26	to	44.74	3,946,464	1.93%	10.80%	to	10.97%
2023	0.00%	to	0.15%	102,102	15.58	to	40.31	4,074,963	1.60%	7.01%	to	7.17%
2022	0.00%	to	0.15%	124,181	14.56	to	37.61	4,516,790	1.50%	-8.08%	to	-7.94%
2021	0.00%	to	0.15%	144,902	15.84	to	40.86	5,737,576	1.15%	25.14%	to	25.33%
2020	0.00%	to	0.15%	236,786	12.66	to	32.60	7,563,445	2.39%	-0.41%	to	-0.26%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	0.00%	to	0.15%	264,736	28.85	to	66.77	16,882,797	0.47%	22.13%	to	22.31%
2023	0.00%	to	0.15%	154,507	23.62	to	54.59	7,741,378	0.56%	28.39%	to	28.58%
2022	0.00%	to	0.15%	233,674	18.40	to	42.45	9,510,020	0.40%	-19.80%	to	-19.68%
2021	0.00%	to	0.15%	222,177	22.94	to	52.85	11,372,895	0.08%	27.46%	to	27.65%
2020	0.00%	to	0.15%	136,180	18.00	to	41.41	5,395,892	0.52%	23.77%	to	23.96%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2024	0.00%	to	0.15%	163,181	17.22	to	39.41	5,865,357	1.92%	10.48%	to	10.64%
2023	0.00%	to	0.15%	156,297	15.58	to	35.62	5,240,318	1.65%	12.04%	to	12.20%
2022	0.00%	to	0.15%	146,844	13.91	to	31.74	4,563,233	1.30%	-6.03%	to	-5.89%
2021	0.00%	to	0.15%	163,049	14.80	to	33.73	5,278,634	0.56%	29.18%	to	29.37%
2020	0.00%	to	0.15%	53,494	11.46	to	26.07	1,376,296	0.97%	1.72%	to	1.87%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2024	0.00%	to	0.15%	575,628	11.65	to	20.51	11,587,252	4.02%	3.71%	to	3.86%
2023	0.00%	to	0.15%	591,565	11.23	to	19.74	11,362,015	3.62%	7.91%	to	8.07%
2022	0.00%	to	0.15%	644,350	10.41	to	18.27	11,243,637	2.89%	-12.97%	to	-12.84%
2021	0.00%	to	0.15%	890,218	11.96	to	20.96	17,829,160	3.04%	1.58%	to	1.73%
2020	0.00%	to	0.15%	908,451	11.77	to	20.60	18,143,107	3.26%	7.21%	to	7.37%
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
2024	0.00%			183	65.57			11,988	0.00%	31.93%
2023	0.00%			183	49.70			9,086	0.00%	48.59%
2022	0.00%			183	33.45			6,115	0.00%	-37.81%
2021	0.00%			183	53.78			9,833	0.00%	20.89%
2020	0.00%			441	44.49			19,619	0.00%	41.52%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2024	0.00%	to	0.15%	693,346	19.22	to	36.79	23,930,143	2.26%	9.54%	to	9.71%
2023	0.00%	to	0.15%	763,053	17.55	to	33.53	24,242,690	1.77%	11.82%	to	11.99%
2022	0.00%	to	0.15%	906,111	15.69	to	29.94	25,909,410	1.49%	-4.25%	to	-4.10%
2021	0.00%	to	0.15%	758,102	16.39	to	31.23	23,199,035	1.33%	20.12%	to	20.30%
2020	0.00%	to	0.15%	622,611	13.64	to	25.96	15,962,443	2.02%	3.42%	to	3.57%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.00%	to	0.15%	2,107,445	13.97	to	19.74	40,913,511	6.72%	7.69%	to	7.85%
2023	0.00%	to	0.15%	2,994,709	12.97	to	18.31	53,355,497	6.32%	12.73%	to	12.90%
2022	0.00%	to	0.15%	1,797,112	11.50	to	16.21	28,811,226	5.13%	-10.69%	to	-10.56%
2021	0.00%	to	0.15%	2,271,361	12.88	to	18.13	40,871,793	4.27%	5.05%	to	5.21%
2020	0.00%	to	0.15%	3,166,680	12.26	to	17.23	54,425,076	5.01%	6.88%	to	7.04%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.00%	to	0.15%	3,224,820	10.64	to	12.31	39,297,402	4.08%	0.98%	to	1.14%
2023	0.00%	to	0.15%	3,005,080	10.53	to	12.17	36,233,617	3.60%	5.25%	to	5.41%
2022	0.00%	to	0.15%	2,075,958	10.01	to	11.54	23,653,858	2.07%	-14.40%	to	-14.27%
2021	0.00%	to	0.15%	1,842,460	11.69	to	13.47	24,522,453	1.36%	-1.84%	to	-1.69%
2020	0.00%	to	0.15%	1,561,452	11.91	to	13.70	21,233,815	1.85%	8.39%	to	8.55%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
2024	0.00%	to	0.15%	219,687	25.70	to	54.23	11,596,930	0.43%	24.92%	to	25.11%
2023	0.00%	to	0.15%	211,797	20.58	to	43.35	8,872,087	0.56%	24.71%	to	24.90%
2022	0.00%	to	0.15%	245,278	16.50	to	34.71	8,197,553	0.68%	-20.28%	to	-20.16%
2021	0.00%	to	0.15%	239,776	20.70	to	43.47	9,962,641	0.07%	27.87%	to	28.06%
2020	0.00%	to	0.15%	174,813	16.18	to	33.94	5,644,483	0.93%	19.32%	to	19.50%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
2024	0.00%	to	0.15%	276,685	19.68	to	40.96	9,800,302	1.37%	15.95%	to	16.13%
2023	0.00%	to	0.15%	265,352	16.98	to	35.27	8,277,056	1.41%	13.20%	to	13.37%
2022	0.00%	to	0.15%	269,351	15.00	to	31.11	7,491,197	1.53%	-8.54%	to	-8.41%
2021	0.00%	to	0.15%	243,014	16.40	to	33.96	7,444,109	1.38%	26.03%	to	26.22%
2020	0.00%	to	0.15%	177,562	13.01	to	26.91	4,370,022	1.73%	3.27%	to	3.42%
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
2024	0.00%	to	0.15%	307,044	32.26	to	72.80	20,830,218	0.00%	31.19%	to	31.39%
2023	0.00%	to	0.15%	388,893	24.59	to	55.41	19,855,592	0.00%	52.24%	to	52.47%
2022	0.00%	to	0.15%	188,811	16.15	to	36.34	6,487,170	0.00%	-38.34%	to	-38.25%
2021	0.00%	to	0.15%	355,012	26.20	to	58.85	18,337,056	0.00%	17.60%	to	17.78%
2020	0.00%	to	0.15%	541,834	22.28	to	49.97	24,662,946	0.00%	43.21%	to	43.43%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.00%	to	0.15%	1,190,756	15.27	to	21.53	25,297,025	1.41%	8.76%	to	8.93%
2023	0.00%	to	0.15%	1,396,020	14.04	to	19.77	27,288,693	2.63%	12.32%	to	12.49%
2022	0.00%	to	0.15%	1,150,276	12.50	to	17.57	19,944,354	0.00%	-16.20%	to	-16.07%
2021	0.00%	to	0.15%	1,120,399	14.91	to	20.94	23,167,532	0.83%	6.26%	to	6.42%
2020	0.00%	to	0.15%	1,106,140	14.04	to	19.68	21,575,083	1.33%	20.53%	to	20.71%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.00%	to	1.30%	1,117,506	26.51	to	71.01	50,332,985	1.16%	23.04%	to	24.66%
2023	0.00%	to	1.30%	1,192,010	21.37	to	56.96	44,669,614	1.43%	24.31%	to	25.93%
2022	0.00%	to	1.30%	1,149,640	17.06	to	45.24	34,820,048	1.33%	-19.37%	to	-18.32%
2021	0.00%	to	1.30%	1,262,535	20.99	to	55.38	48,380,786	1.13%	26.75%	to	28.41%
2020	0.00%	to	1.30%	1,324,053	16.43	to	43.13	39,509,703	1.53%	16.48%	to	18.01%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	0.00%	to	1.30%	155,002	25.66	to	66.43	9,390,696	0.52%	23.27%	to	24.89%
2023	0.00%	to	1.30%	156,376	20.58	to	53.19	7,762,505	0.74%	22.23%	to	23.82%
2022	0.00%	to	1.30%	174,061	16.64	to	42.96	7,037,102	0.53%	-23.87%	to	-22.87%
2021	0.00%	to	1.30%	219,882	21.61	to	55.70	11,655,813	0.73%	25.36%	to	27.00%
2020	0.00%	to	1.30%	174,503	17.04	to	43.86	7,219,181	0.62%	22.54%	to	24.14%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.00%	to	0.15%	773,620	17.52	to	54.33	38,342,157	1.04%	7.80%	to	7.96%
2023	0.00%	to	0.15%	792,217	16.25	to	50.33	37,715,791	1.07%	15.21%	to	15.39%
2022	0.00%	to	0.15%	736,455	14.11	to	43.61	30,694,273	0.99%	-16.77%	to	-16.65%
2021	0.00%	to	0.15%	889,678	16.95	to	52.33	44,389,869	0.67%	25.95%	to	26.14%
2020	0.00%	to	0.15%	997,144	13.46	to	41.48	39,275,153	1.07%	10.47%	to	10.64%
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
2024	0.00%	to	0.15%	319,963	10.62	to	10.63	3,400,790	0.16%	6.23%	to	6.29%	****
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2024	0.00%	to	0.15%	478,467	19.79	to	23.30	10,969,667	1.86%	18.74%	to	18.91%
2023	0.00%	to	0.15%	394,668	16.67	to	19.60	7,583,764	1.83%	16.24%	to	16.42%
2022	0.00%	to	0.15%	384,644	14.34	to	16.83	6,351,308	1.20%	-15.59%	to	-15.47%
2021	0.00%	to	0.15%	306,948	16.99	to	19.91	6,058,278	1.26%	14.55%	to	14.72%
2020	0.00%	to	0.15%	270,964	14.83	to	17.36	4,653,764	1.62%	14.59%	to	14.76%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.00%	to	0.15%	250,264	40.10	to	181.33	33,773,955	0.00%	26.39%	to	26.58%
2023	0.00%	to	0.15%	291,286	31.73	to	143.25	28,625,333	0.00%	44.65%	to	44.87%
2022	0.00%	to	0.15%	293,881	21.94	to	98.89	20,158,090	0.00%	-31.96%	to	-31.86%
2021	0.00%	to	1.30%	392,703	32.24	to	145.12	37,649,099	0.30%	36.90%	to	38.69%
2020	0.00%	to	1.30%	336,784	23.28	to	104.64	25,571,921	0.00%	43.92%	to	45.80%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2024	0.00%	to	0.15%	512,798	20.10	to	40.57	18,705,630	0.00%	12.69%	to	12.86%
2023	0.00%	to	0.15%	611,128	17.83	to	35.94	20,115,865	0.00%	5.23%	to	5.39%
2022	0.00%	to	0.15%	770,836	16.95	to	34.10	24,746,159	0.00%	-1.99%	to	-1.84%
2021	0.00%	to	0.15%	782,942	17.29	to	34.74	24,709,291	0.00%	26.10%	to	26.29%
2020	0.00%	to	0.15%	467,291	13.71	to	27.51	12,108,282	0.00%	6.92%	to	7.08%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
2024	0.00%	to	0.15%	822,976	12.21	to	13.21	10,814,237	4.32%	4.35%	to	4.51%
2023	0.00%	to	0.15%	811,664	11.70	to	12.64	10,212,465	3.31%	9.04%	to	9.20%
2022	0.00%	to	0.15%	825,628	10.73	to	11.57	9,527,317	3.62%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	680,253	12.15	to	13.08	8,872,446	5.27%	1.48%	to	1.63%
2020	0.00%	to	0.15%	368,732	11.97	to	12.87	4,743,347	3.30%	6.46%	to	6.62%
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
2024	0.00%	to	0.15%	283,751	17.63	to	32.86	9,082,896	0.00%	13.76%	to	13.93%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	116,580	15.50	to	28.84	3,266,867	0.00%	12.97%	to	13.14%
2022	0.00%	to	0.15%	176,382	13.72	to	25.49	4,440,181	0.00%	-14.83%	to	-14.71%
2021	0.00%	to	0.15%	126,270	16.11	to	29.88	3,616,420	0.00%	30.73%	to	30.93%
2020	0.00%	to	0.15%	123,618	12.32	to	22.82	2,798,238	0.00%	9.03%	to	9.19%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2024	0.00%	to	0.15%	504,491	7.50	to	13.58	3,937,074	2.95%	4.67%	to	4.83%
2023	0.00%	to	0.15%	612,249	7.15	to	12.97	4,524,009	21.24%	-9.25%	to	-9.11%
2022	0.00%	to	0.15%	756,908	7.87	to	14.30	6,136,956	20.32%	15.86%	to	16.03%
2021	0.00%	to	0.15%	903,076	6.78	to	12.34	6,231,027	5.87%	27.71%	to	27.90%
2020	0.00%	to	0.15%	435,314	5.30	to	9.66	2,338,869	5.06%	-1.63%	to	-1.48%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.00%	to	0.15%	471,653	15.74	to	20.29	9,391,611	1.01%	10.85%	to	11.02%
2023	0.00%	to	0.15%	533,577	14.20	to	18.27	9,628,841	0.64%	8.93%	to	9.10%
2022	0.00%	to	0.15%	527,833	13.03	to	16.75	8,714,755	0.68%	-12.49%	to	-12.36%
2021	0.00%	to	0.15%	617,359	14.89	to	19.11	11,636,663	0.73%	33.81%	to	34.01%
2020	0.00%	to	0.15%	728,478	11.13	to	14.26	10,283,200	1.02%	-2.32%	to	-2.18%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2024	0.35%	to	0.50%	6,056,189	18.64	to	18.84	114,074,753	1.99%	14.52%	to	14.70%
2023	0.35%	to	0.50%	4,799,075	16.28	to	16.43	78,840,673	2.38%	19.55%	to	19.73%
2022	0.35%	to	0.50%	4,274,629	13.62	to	13.72	58,616,870	1.90%	-14.11%	to	-13.98%
2021	0.35%	to	0.50%	3,799,741	15.85	to	15.95	60,619,133	2.23%	23.75%	to	23.94%
2020	0.35%	to	0.50%	3,507,495	12.81	to	12.87	45,147,186	1.92%	11.60%	to	11.77%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2024	0.00%	to	0.50%	10,534,685	10.69	to	12.95	124,985,702	4.99%	4.86%	to	5.38%
2023	0.00%	to	0.50%	10,175,792	10.20	to	12.29	114,792,967	3.91%	4.53%	to	5.05%
2022	0.00%	to	0.50%	10,826,038	9.76	to	11.70	117,340,949	1.52%	-6.80%	to	-6.33%
2021	0.00%	to	0.50%	12,068,893	10.47	to	12.49	139,966,512	0.75%	-1.53%	to	-1.04%
2020	0.00%	to	0.50%	11,365,370	10.63	to	12.62	133,526,500	0.03%	0.95%	to	1.46%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2024	0.35%	to	0.50%	5,133,156	16.79	to	19.10	97,600,131	2.85%	11.43%	to	11.60%
2023	0.35%	to	0.50%	4,857,271	15.07	to	17.11	82,551,562	2.80%	14.15%	to	14.32%
2022	0.35%	to	0.50%	4,556,832	13.20	to	14.97	67,872,579	1.48%	-11.40%	to	-11.27%
2021	0.35%	to	0.50%	4,422,592	14.90	to	16.87	74,313,191	1.44%	13.63%	to	13.81%
2020	0.35%	to	0.50%	4,775,522	13.11	to	14.82	70,438,260	1.15%	10.73%	to	10.90%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2024	0.00%	to	0.50%	4,192,919	13.60	to	27.28	73,865,010	3.47%	3.30%	to	3.82%
2023	0.00%	to	0.50%	4,308,866	13.17	to	26.28	73,715,621	3.16%	13.54%	to	14.11%
2022	0.00%	to	0.50%	4,505,732	11.60	to	23.03	67,779,919	2.67%	-18.05%	to	-17.64%
2021	0.00%	to	0.50%	4,320,829	14.15	to	27.97	80,045,470	2.59%	13.99%	to	14.56%
2020	0.00%	to	0.50%	4,406,757	12.42	to	24.41	71,820,016	2.13%	8.87%	to	9.41%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2024	0.00%	to	0.50%	8,968,451	15.21	to	22.66	146,666,139	4.03%	6.09%	to	6.62%
2023	0.00%	to	0.50%	8,886,798	14.34	to	21.26	137,324,960	4.86%	17.27%	to	17.86%
2022	0.00%	to	0.50%	8,808,658	12.23	to	18.03	116,690,069	4.13%	-3.94%	to	-3.46%
2021	0.00%	to	0.50%	8,325,656	12.73	to	18.68	114,884,175	4.09%	17.53%	to	18.11%
2020	0.00%	to	0.50%	8,199,650	10.83	to	15.82	96,657,769	2.47%	-2.25%	to	-1.76%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2024	0.00%	to	0.50%	12,768,183	11.08	to	11.90	144,699,913	4.93%	4.96%	to	5.48%
2023	0.00%	to	0.50%	11,803,990	10.56	to	11.28	127,484,637	3.92%	4.46%	to	4.98%
2022	0.00%	to	0.50%	11,322,607	10.11	to	10.75	116,831,482	1.46%	-1.65%	to	-1.16%
2021	0.00%	to	0.50%	8,123,713	10.28	to	10.87	85,273,024	0.01%	-0.69%	to	-0.19%
2020	0.00%	to	0.50%	8,277,850	10.35	to	10.89	87,391,602	0.61%	0.10%	to	0.60%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2024	0.00%	to	0.50%	7,494,433	18.21	to	51.17	191,645,285	2.07%	12.82%	to	13.38%
2023	0.00%	to	0.50%	7,919,260	16.14	to	45.13	180,156,428	2.26%	10.37%	to	10.92%
2022	0.00%	to	0.50%	8,288,849	14.62	to	40.68	171,930,875	2.27%	-5.35%	to	-4.88%
2021	0.00%	to	0.50%	8,101,135	15.45	to	42.77	179,557,985	1.75%	26.40%	to	27.04%
2020	0.00%	to	0.50%	7,968,758	12.22	to	33.67	143,031,525	2.22%	-1.87%	to	-1.38%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2024	0.00%	to	0.50%	6,544,498	19.70	to	55.36	173,751,801	1.46%	7.60%	to	8.14%
2023	0.00%	to	0.50%	6,382,585	18.31	to	51.19	159,784,190	1.63%	19.44%	to	20.03%
2022	0.00%	to	0.50%	6,108,382	15.33	to	42.65	129,474,537	1.37%	-4.69%	to	-4.21%
2021	0.00%	to	0.50%	5,712,781	16.08	to	44.52	128,488,880	1.45%	38.98%	to	39.68%
2020	0.00%	to	0.50%	5,895,378	11.57	to	31.88	96,085,372	1.86%	3.47%	to	3.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.00%	to	0.15%	2,624,092	13.29	to	17.57	45,514,755	7.91%	7.52%	to	7.68%
2023	0.00%	to	0.15%	3,034,155	12.36	to	16.32	48,940,533	8.19%	11.05%	to	11.21%
2022	0.00%	to	0.15%	4,168,182	11.13	to	14.67	60,651,165	4.50%	-2.88%	to	-2.74%
2021	0.00%	to	0.15%	4,729,381	11.46	to	15.09	70,834,523	2.88%	3.47%	to	3.63%
2020	0.00%	to	0.15%	3,447,445	11.08	to	14.56	49,852,570	3.33%	1.85%	to	2.00%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2024	0.00%	to	0.15%	347,129	13.20	to	32.31	11,113,093	6.29%	6.11%	to	6.27%
2023	0.00%	to	1.30%	430,056	12.44	to	30.41	12,990,753	5.13%	11.26%	to	12.71%
2022	0.00%	to	0.15%	389,883	11.05	to	26.98	10,234,545	5.41%	-11.91%	to	-11.78%
2021	0.00%	to	0.15%	784,907	12.55	to	30.58	23,541,057	4.61%	4.69%	to	4.85%
2020	0.00%	to	0.15%	522,011	11.98	to	29.16	14,626,799	5.09%	5.43%	to	5.59%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2024	0.00%	to	0.15%	44,998	19.31	to	41.49	1,599,379	0.72%	16.60%	to	16.78%
2023	0.00%	to	0.15%	60,091	16.56	to	35.53	1,833,945	0.00%	14.69%	to	14.86%
2022	0.00%	to	0.15%	100,294	14.44	to	30.94	2,520,490	0.00%	-30.36%	to	-30.26%
2021	0.00%	to	0.15%	165,139	20.73	to	44.36	6,170,409	0.00%	2.11%	to	2.26%
2020	0.00%	to	0.15%	210,166	20.31	to	43.37	7,977,118	0.00%	28.29%	to	28.48%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	0.00%	to	0.15%	327,920	15.62	to	37.37	11,280,259	2.18%	15.38%	to	15.56%
2023	0.00%	to	0.15%	279,677	13.54	to	32.34	8,903,138	1.77%	8.52%	to	8.68%
2022	0.00%	to	0.15%	269,302	12.48	to	29.76	7,873,290	1.85%	-13.88%	to	-13.75%
2021	0.00%	to	0.15%	290,700	14.49	to	34.50	9,859,576	1.79%	18.33%	to	18.51%
2020	0.00%	to	0.15%	291,843	12.25	to	29.11	8,381,908	2.58%	0.78%	to	0.93%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.00%	to	0.15%	1,727,491	21.08	to	37.28	59,716,555	1.74%	15.45%	to	15.63%
2023	0.00%	to	0.15%	1,576,150	18.26	to	32.25	47,409,593	1.67%	21.05%	to	21.23%
2022	0.00%	to	0.15%	1,377,766	15.08	to	26.60	32,822,275	1.04%	-18.31%	to	-18.19%
2021	0.00%	to	0.15%	1,395,682	18.46	to	32.51	41,289,038	0.79%	17.81%	to	17.99%
2020	0.00%	to	0.15%	1,037,385	15.67	to	27.55	26,689,795	1.38%	21.94%	to	22.13%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.00%	to	0.15%	1,159,885	29.21	to	61.42	66,415,532	0.03%	33.25%	to	33.45%
2023	0.00%	to	0.15%	1,021,768	21.92	to	46.02	42,713,497	0.29%	32.92%	to	33.12%
2022	0.00%	to	0.15%	947,607	16.49	to	34.57	29,796,758	0.26%	-26.60%	to	-26.49%
2021	0.00%	to	0.15%	1,041,253	22.47	to	47.03	44,885,480	0.03%	27.32%	to	27.51%
2020	0.00%	to	0.15%	896,211	17.65	to	36.89	31,922,192	0.08%	30.04%	to	30.23%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2024	0.00%			1,832	62.72			114,870	0.05%	25.19%
2023	0.00%			1,851	50.10			92,712	0.11%	28.72%
2022	0.00%			1,860	38.92			72,391	0.11%	-21.05%
2021	0.00%			1,874	49.30			92,385	0.12%	24.27%
2020	0.00%			1,875	39.67			74,378	0.04%	33.34%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2024	0.00%	to	0.15%	899,179	18.07	to	40.91	34,206,738	1.02%	16.40%	to	16.57%
2023	0.00%	to	0.15%	647,482	15.52	to	35.09	20,880,830	0.93%	20.49%	to	20.67%
2022	0.00%	to	0.15%	455,809	12.88	to	29.08	12,348,102	0.63%	-18.57%	to	-18.45%
2021	0.00%	to	0.15%	402,345	15.82	to	35.66	13,727,481	0.15%	20.21%	to	20.39%
2020	0.00%	to	0.15%	305,400	13.16	to	29.62	8,701,542	0.63%	17.95%	to	18.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2024	0.00%	to	0.15%	446,250	19.99	to	41.01	17,306,220	1.82%	14.88%	to	15.06%
2023	0.00%	to	0.15%	346,412	17.40	to	35.65	11,875,393	2.10%	10.21%	to	10.38%
2022	0.00%	to	0.15%	294,187	15.79	to	32.29	9,145,177	1.82%	-5.39%	to	-5.25%
2021	0.00%	to	0.15%	267,265	16.69	to	34.08	8,895,348	1.45%	24.42%	to	24.60%
2020	0.00%	to	0.15%	342,904	13.41	to	27.35	8,464,030	2.34%	6.28%	to	6.44%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2024	0.00%	to	0.15%	331,559	10.44	to	10.45	3,463,479	1.30%	4.37%	to	4.48%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.00%	to	0.15%	1,216,875	35.85	to	83.53	97,459,550	0.00%	29.88%	to	30.07%
2023	0.00%	to	0.15%	1,005,542	27.61	to	64.22	59,493,301	0.00%	35.69%	to	35.89%
2022	0.00%	to	0.15%	637,230	20.35	to	47.26	27,425,428	0.32%	-24.76%	to	-24.64%
2021	0.00%	to	0.15%	662,135	27.04	to	62.71	38,525,319	0.00%	22.72%	to	22.90%
2020	0.00%	to	0.15%	467,189	22.03	to	51.03	23,566,935	0.04%	43.33%	to	43.55%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.00%	to	0.15%	338,302	24.04	to	53.49	15,299,662	1.50%	21.78%	to	21.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	259,092	19.74	to	43.86	9,586,060	1.46%	18.19%	to	18.37%
2022	0.00%	to	0.15%	249,336	16.70	to	37.05	8,742,560	1.87%	-5.31%	to	-5.17%
2021	0.00%	to	0.15%	170,379	17.64	to	39.07	6,165,414	2.66%	25.45%	to	25.64%
2020	0.00%	to	0.15%	105,452	14.06	to	31.10	2,918,766	1.94%	7.43%	to	7.59%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2024	0.00%	to	0.15%	525,196	42.16	to	104.25	52,477,509	0.00%	38.35%	to	38.56%
2023	0.00%	to	0.15%	518,626	30.48	to	75.24	37,577,455	0.00%	45.09%	to	45.30%
2022	0.00%	to	0.15%	584,995	21.01	to	51.78	27,777,836	0.00%	-38.41%	to	-38.32%
2021	0.00%	to	0.15%	771,116	34.11	to	83.95	59,872,595	0.00%	11.50%	to	11.67%
2020	0.00%	to	0.15%	749,150	30.59	to	75.18	51,854,757	0.00%	67.98%	to	68.23%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2024	0.00%	to	0.15%	2,131,872	12.72	to	18.61	39,653,839	18.21%	8.45%	to	8.62%
2023	0.00%			571,355	17.13			9,786,830	11.24%	10.24%
2022	0.00%	to	0.15%	361,056	10.65	to	15.54	5,607,295	8.29%	-11.81%	to	-11.67%
2021	0.00%			328,936	17.59			5,786,662	3.59%	4.29%
2020	0.00%			594,216	16.87			10,023,455	5.28%	2.42%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2024	0.00%	to	0.15%	9,432,709	11.07	to	13.74	128,845,151	3.61%	1.35%	to	1.50%
2023	0.00%	to	0.15%	6,884,721	10.93	to	13.54	92,699,408	2.73%	5.84%	to	6.00%
2022	0.00%	to	0.15%	6,113,831	10.32	to	12.77	77,582,359	2.19%	-13.34%	to	-13.21%
2021	0.00%	to	0.15%	6,599,667	11.91	to	14.72	96,761,782	1.88%	-1.04%	to	-0.90%
2020	0.00%	to	0.15%	5,801,243	12.04	to	14.85	85,961,238	2.47%	9.00%	to	9.16%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2024	0.00%	to	0.15%	600,262	19.81	to	35.80	20,997,763	0.43%	17.00%	to	17.18%
2023	0.00%	to	0.15%	394,561	16.93	to	30.55	11,582,582	0.42%	14.63%	to	14.80%
2022	0.00%	to	0.15%	378,867	14.77	to	26.61	9,536,003	0.28%	-15.09%	to	-14.97%
2021	0.00%	to	0.15%	381,280	17.40	to	31.30	11,405,308	0.40%	25.12%	to	25.31%
2020	0.00%	to	0.15%	325,332	13.90	to	24.98	7,956,690	0.40%	17.69%	to	17.87%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.00%	to	0.15%	580,066	30.63	to	30.85	17,889,215	2.04%	3.86%	to	4.02%
2023	0.00%	to	0.15%	475,080	29.49	to	29.66	14,072,055	2.62%	0.55%	to	0.70%
2022	0.00%	to	0.15%	565,587	29.33	to	29.45	16,651,274	2.49%	62.62%	to	62.87%
2021	0.00%	to	0.15%	364,920	18.04	to	18.08	6,597,274	2.60%	54.60%	to	54.83%
2020	0.00%	to	0.15%	53,848	11.67	to	11.68	628,783	2.08%	16.67%	to	16.79%	****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2024	0.00%	to	0.15%	369,358	15.93	to	21.84	7,925,384	1.20%	4.65%	to	4.81%
2023	0.00%	to	0.15%	482,219	15.22	to	20.84	9,894,869	0.78%	20.04%	to	20.22%
2022	0.00%	to	0.15%	354,967	12.68	to	17.33	6,048,948	0.77%	-24.79%	to	-24.68%
2021	0.00%	to	0.15%	407,844	16.86	to	23.01	9,284,082	0.35%	19.21%	to	19.39%
2020	0.00%	to	0.15%	420,265	14.14	to	19.28	8,024,096	0.23%	15.16%	to	15.33%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2024	0.00%	to	0.15%	238,674	12.88	to	25.62	5,950,041	3.64%	6.09%	to	6.25%
2023	0.00%	to	0.15%	340,821	12.14	to	24.12	8,064,228	2.18%	10.73%	to	10.89%
2022	0.00%	to	0.15%	383,820	10.96	to	21.75	8,198,241	1.02%	-27.80%	to	-27.69%
2021	0.00%	to	0.15%	485,317	15.19	to	30.08	14,187,285	1.08%	38.44%	to	38.64%
2020	0.00%	to	0.15%	364,928	10.97	to	21.69	7,787,899	1.81%	-6.93%	to	-6.79%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2024	0.00%	to	0.15%	520,812	21.58	to	46.35	22,984,819	1.25%	10.92%	to	11.08%
2023	0.00%	to	0.15%	462,762	19.46	to	41.73	18,245,244	1.18%	19.29%	to	19.47%
2022	0.00%	to	0.15%	421,157	16.31	to	34.93	13,997,346	1.51%	-4.43%	to	-4.29%
2021	0.00%	to	0.15%	303,257	17.07	to	36.49	10,561,391	1.61%	29.52%	to	29.72%
2020	0.00%	to	0.15%	126,669	13.18	to	28.13	3,293,216	1.36%	5.86%	to	6.02%
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)
2024	0.00%			956	15.30			14,627	3.55%	5.39%
2023	0.00%			956	14.52			13,878	3.71%	8.02%
2022	0.00%			956	13.44			12,848	2.21%	-9.76%
2021	0.00%			956	14.89			14,237	0.78%	3.52%
2020	0.00%			1,407	14.39			20,240	0.98%	8.07%
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)
2023	0.00%			-	-			-	0.33%	0.00%
2022	0.00%			59	17.68			1,046	0.31%	-14.04%
2021	0.00%			12,843	20.56			264,092	0.94%	9.88%
2020	0.00%			18,460	18.71			345,465	0.97%	13.89%
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%			38,445	24.20			930,229	1.97%	9.45%
2023	0.00%			38,623	22.11			853,864	2.24%	14.08%
2022	0.00%			38,808	19.38			752,086	1.69%	-15.25%
2021	0.00%			39,193	22.87			896,245	0.96%	12.21%
2020	0.00%			39,371	20.38			802,366	0.93%	14.92%
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)
2024	0.00%			83	26.81			2,233	1.65%	10.68%
2023	0.00%			83	24.22			2,018	1.92%	15.57%
2022	0.00%			83	20.96			1,747	1.49%	-15.79%
2021	0.00%			83	24.89			2,075	0.90%	14.44%
2020	0.00%			83	21.75			1,805	0.80%	15.94%
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
2024	0.00%	to	0.15%	166,325	12.61	to	13.47	2,226,701	3.04%	4.05%	to	4.20%
2023	0.00%	to	0.15%	232,272	12.12	to	12.92	2,988,997	3.91%	7.49%	to	7.65%
2022	0.00%	to	0.15%	292,991	11.27	to	12.01	3,504,526	1.89%	-12.39%	to	-12.26%
2021	0.00%	to	0.15%	493,887	12.87	to	13.68	6,730,592	0.73%	2.87%	to	3.03%
2020	0.00%	to	0.15%	629,799	12.51	to	13.28	8,355,075	1.93%	10.12%	to	10.29%
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2024	0.00%	to	0.15%	2,222,392	11.67	to	11.70	25,997,263	9.63%	8.34%	to	8.50%
2023	0.00%	to	0.15%	739,041	10.77	to	10.78	7,967,900	7.83%	7.71%	to	7.82%	****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2024	0.00%	to	0.15%	1,473,833	18.54	to	30.37	43,322,610	0.61%	7.76%	to	7.92%
2023	0.00%	to	0.15%	1,337,122	17.20	to	28.14	36,455,614	0.16%	26.99%	to	27.18%
2022	0.00%	to	0.15%	1,249,400	13.55	to	22.13	26,557,322	0.09%	-26.68%	to	-26.57%
2021	0.00%	to	0.15%	1,231,478	18.48	to	30.13	35,772,586	0.00%	11.94%	to	12.11%
2020	0.00%	to	0.15%	1,188,493	16.50	to	26.88	30,851,198	0.16%	21.73%	to	21.91%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2024	0.00%	to	0.15%	2,886,830	12.53	to	16.51	46,854,009	3.74%	5.62%	to	5.78%
2023	0.00%	to	0.15%	2,674,101	11.86	to	15.60	41,110,353	4.62%	9.01%	to	9.18%
2022	0.00%	to	0.15%	2,228,813	10.88	to	14.29	31,556,282	3.01%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	2,869,695	12.31	to	16.15	45,745,934	2.49%	3.38%	to	3.53%
2020	0.00%	to	0.15%	2,531,219	11.91	to	15.60	39,318,963	3.18%	7.00%	to	7.16%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.00%	to	0.15%	262,081	12.71	to	42.33	10,474,505	1.02%	9.00%	to	9.16%
2023	0.00%	to	0.15%	126,984	11.66	to	38.78	4,734,701	1.22%	20.43%	to	20.61%
2022	0.00%	to	0.15%	67,260	9.69	to	32.16	2,086,893	2.67%	-7.35%	to	-3.15%
2021	0.00%			895	34.71			31,055	1.25%	33.34%
2020	0.00%			939	26.03			24,440	1.07%	8.02%
Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)
2024	0.00%			1,485	20.10			29,832	1.82%	9.80%
2023	0.00%			1,485	18.30			27,175	1.78%	13.93%
2022	0.00%			2,020	16.06			32,451	1.71%	-15.65%
2021	0.00%			21,887	19.05			416,855	0.02%	12.03%
2020	0.00%			21,902	17.00			372,327	1.29%	8.99%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2024	0.00%	to	0.15%	1,394,251	13.26	to	27.84	36,647,835	1.69%	5.94%	to	6.10%
2023	0.00%	to	0.15%	1,621,186	12.52	to	26.24	39,976,928	0.00%	9.91%	to	10.08%
2022	0.00%	to	0.15%	1,869,648	11.39	to	23.84	42,567,104	2.11%	-8.30%	to	-8.17%
2021	0.00%	to	0.15%	1,971,648	12.42	to	25.96	49,110,158	0.98%	4.29%	to	4.44%
2020	0.00%	to	0.15%	1,859,877	11.91	to	24.85	44,490,322	2.51%	6.69%	to	6.85%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.00%	to	0.15%	453,335	7.86	to	14.03	6,249,350	0.00%	-11.50%	to	-11.37%
2023	0.00%	to	0.15%	542,174	8.88	to	15.82	8,431,008	0.00%	2.73%	to	2.88%
2022	0.00%	to	0.15%	697,093	8.64	to	15.38	10,596,497	0.00%	-5.09%	to	-4.95%
2021	0.00%	to	0.15%	937,708	9.11	to	16.18	14,990,137	0.00%	-5.14%	to	-4.99%
2020	0.00%	to	0.15%	1,441,573	9.60	to	17.03	24,292,360	8.71%	-5.42%	to	-5.28%
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 (FTVGR2)
2024	0.00%	to	0.15%	209,388	11.86	to	25.51	5,176,701	1.85%	-0.47%	to	-0.32%
2023	0.00%	to	0.15%	192,001	11.92	to	25.59	4,779,470	2.71%	11.26%	to	11.43%
2022	0.00%	to	0.15%	173,545	10.71	to	22.97	3,761,305	2.38%	-26.17%	to	-26.06%
2021	0.00%	to	0.15%	140,513	14.51	to	31.06	4,193,414	0.85%	26.60%	to	26.79%
2020	0.00%	to	0.15%	125,580	11.46	to	24.50	2,926,450	3.03%	-5.53%	to	-5.39%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.00%	to	0.15%	567,083	15.07	to	35.34	19,117,731	5.19%	7.04%	to	7.20%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	628,131	14.08	to	32.96	19,814,874	5.00%	8.46%	to	8.62%
2022	0.00%	to	0.15%	710,771	12.98	to	30.35	20,328,622	4.42%	-5.62%	to	-5.47%
2021	0.00%	to	0.15%	952,769	13.76	to	32.10	29,042,224	4.87%	16.58%	to	16.75%
2020	0.00%	to	0.15%	817,213	11.80	to	27.50	21,730,983	5.82%	0.54%	to	0.69%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
2024	0.00%	to	0.15%	68,257	15.07	to	37.91	2,153,836	1.95%	11.10%	to	11.27%
2023	0.00%	to	0.15%	82,515	13.56	to	34.07	2,416,983	1.88%	13.29%	to	13.46%
2022	0.00%	to	0.15%	79,574	11.97	to	30.03	2,204,702	1.83%	-7.57%	to	-7.43%
2021	0.00%	to	0.15%	80,484	12.95	to	32.44	2,582,139	2.70%	18.99%	to	19.17%
2020	0.00%	to	0.15%	90,860	10.88	to	27.22	2,462,380	2.63%	-5.19%	to	-5.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2024	0.00%	to	0.15%	716,770	22.34	to	27.03	19,042,804	0.98%	10.62%	to	10.79%
2023	0.00%	to	0.15%	820,061	20.19	to	24.39	19,572,287	1.08%	11.91%	to	12.08%
2022	0.00%	to	0.15%	623,341	18.04	to	21.77	13,382,387	0.80%	-10.70%	to	-10.57%
2021	0.00%	to	0.15%	603,503	20.21	to	24.34	14,435,492	0.96%	26.60%	to	26.79%
2020	0.00%	to	0.15%	441,656	15.96	to	19.20	8,321,735	1.10%	15.80%	to	15.97%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2024	0.00%	to	0.15%	449,418	11.31	to	21.27	9,104,244	4.69%	3.86%	to	4.02%
2023	0.00%	to	0.15%	529,491	10.89	to	20.45	10,375,203	4.53%	8.02%	to	8.18%
2022	0.00%	to	0.15%	486,068	10.08	to	18.90	8,796,168	4.44%	-10.89%	to	-10.75%
2021	0.00%	to	0.15%	517,230	11.31	to	21.18	10,850,995	3.27%	1.96%	to	2.11%
2020	0.00%	to	0.15%	770,634	11.09	to	20.74	15,905,462	5.30%	3.27%	to	3.43%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2024	0.00%	to	0.15%	661,005	10.23	to	12.95	8,510,029	2.81%	1.22%	to	1.37%
2023	0.00%	to	0.15%	476,315	10.11	to	12.78	6,063,207	2.84%	4.31%	to	4.47%
2022	0.00%	to	0.15%	521,166	9.69	to	12.23	6,360,670	2.40%	-9.89%	to	-9.75%
2021	0.00%	to	0.15%	800,740	10.75	to	13.55	10,712,039	2.22%	-1.97%	to	-1.83%
2020	0.00%	to	0.15%	767,411	10.97	to	13.80	10,432,357	3.86%	3.68%	to	3.83%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Jan/Jul: Service Shares (GVBJJS)
2024	0.00%	to	0.15%	88,578	11.12	to	11.13	985,821	3.46%	11.18%	to	11.30%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund May/Nov: Service Shares (GVBMNS)
2024	0.00%			10,859	11.20			121,651	5.61%	12.03%		*	***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Buffered S&P 500 Fund Mar/Sep: Service Shares (GVBMSS)
2024	0.00%	to	0.15%	23,357	11.19	to	11.20	261,681	3.44%	11.93%	to	12.04%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.00%			12,905	12.35			159,439	0.00%	-19.16%
2021	0.00%			12,961	15.28			198,077	0.00%	16.17%
2020	0.00%			13,031	13.16			171,429	0.29%	4.11%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
2024	0.00%	to	0.15%	482,387	11.53	to	11.78	5,567,212	2.31%	2.96%	to	3.11%
2023	0.00%	to	0.15%	575,011	11.18	to	11.44	6,439,680	6.80%	7.37%	to	7.53%
2022	0.00%	to	0.15%	555,068	10.40	to	10.65	5,779,587	3.97%	-6.75%	to	-6.61%
2021	0.00%	to	0.15%	429,605	11.13	to	11.42	4,791,700	1.37%	4.50%	to	4.66%
2020	0.00%	to	0.15%	372,742	10.64	to	10.93	3,971,012	1.78%	6.42%	to	6.58%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2024	0.00%	to	0.15%	1,890,717	13.02	to	15.29	28,798,011	7.71%	6.67%	to	6.83%
2023	0.00%	to	0.15%	2,200,360	12.21	to	14.31	31,342,989	3.37%	10.96%	to	11.12%
2022	0.00%	to	0.15%	1,898,099	11.00	to	12.88	24,362,829	2.20%	-1.00%	to	-0.85%
2021	0.00%	to	0.15%	1,817,705	11.11	to	12.99	23,396,989	2.44%	2.35%	to	2.50%
2020	0.00%	to	0.15%	1,331,332	10.86	to	12.67	16,816,416	5.41%	-0.14%	to	0.01%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2024	0.00%	to	0.15%	88,843	14.26	to	23.25	2,050,690	1.14%	9.39%	to	9.56%
2023	0.00%			133,901	21.22			2,841,631	0.11%	22.00%
2022	0.00%			29,434	17.39			511,995	0.00%	-43.01%
2021	0.00%			42,425	30.52			1,294,904	0.00%	25.77%
2020	0.00%			164,212	24.27			3,985,222	0.24%	17.20%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2024	0.00%			5,747	12.22			70,207	3.80%	3.90%
2023	0.00%			5,767	11.76			67,810	3.45%	3.69%
2022	0.00%			25,626	11.34			290,590	0.73%	0.73%
2021	0.00%			25,838	11.26			290,855	0.00%	0.00%
2020	0.00%			92,205	11.26			1,037,947	0.07%	0.07%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2024	0.00%	to	0.15%	6,302,982	11.42	to	15.54	96,705,716	3.85%	2.94%	to	3.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	5,781,673	11.10	to	15.08	86,401,398	3.73%	6.79%	to	6.95%
2022	0.00%	to	0.15%	5,126,246	10.39	to	14.09	71,652,740	2.91%	-16.27%	to	-16.15%
2021	0.00%	to	0.15%	5,442,870	12.41	to	16.81	90,648,878	1.71%	-0.58%	to	-0.43%
2020	0.00%	to	0.15%	5,128,019	12.48	to	16.88	86,059,466	1.85%	14.04%	to	14.21%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2024	0.00%	to	0.15%	2,043,079	0.34	to	2.16	781,145	8.27%	-15.92%	to	-15.79%
2023	0.00%	to	0.15%	934,480	0.41	to	2.57	454,781	0.21%	-31.96%	to	-31.85%
2022	0.00%	to	0.15%	9,833,506	0.59	to	3.77	5,906,240	0.00%	34.63%	to	34.84%
2021	0.00%	to	0.15%	237,119	0.44	to	2.80	126,558	0.00%	-25.57%	to	-25.45%
2020	0.00%			181,390	0.59			107,365	0.24%	-38.00%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	0.00%	to	0.15%	32,851	13.83	to	62.17	1,530,140	0.00%	-1.55%	to	-1.40%
2023	0.00%	to	0.15%	39,477	14.05	to	63.05	1,911,817	0.00%	5.37%	to	5.53%
2022	0.00%	to	0.15%	89,658	13.33	to	59.74	4,400,756	0.00%	-13.44%	to	-13.31%
2021	0.00%	to	0.15%	66,672	15.40	to	68.92	3,489,982	0.00%	1.27%	to	1.42%
2020	0.00%	to	1.30%	74,097	15.21	to	67.95	3,862,239	0.00%	19.75%	to	21.31%
Rydex Variable Trust - Banking Fund (RBKF)
2024	0.00%	to	0.15%	121,072	13.03	to	14.84	1,587,114	2.28%	22.93%	to	23.11%
2023	0.00%	to	0.15%	137,038	10.58	to	12.07	1,452,205	2.25%	2.81%	to	2.97%
2022	0.00%	to	0.15%	101,928	10.28	to	11.74	1,051,483	1.01%	-17.14%	to	-17.02%
2021	0.00%	to	1.30%	246,055	10.48	to	14.17	3,051,568	0.52%	31.77%	to	33.49%
2020	0.00%	to	0.15%	152,240	9.28	to	10.63	1,429,957	2.46%	-8.60%	to	-8.46%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2024	0.00%	to	0.15%	54,182	15.96	to	33.80	1,777,761	1.02%	-2.62%	to	-2.47%
2023	0.00%	to	0.15%	50,417	16.39	to	34.66	1,688,439	0.00%	8.81%	to	8.97%
2022	0.00%	to	0.15%	75,734	15.07	to	31.80	2,354,909	0.48%	-9.78%	to	-9.65%
2021	0.00%	to	0.15%	64,583	16.70	to	35.20	2,202,902	0.56%	22.75%	to	22.94%
2020	0.00%	to	0.15%	50,325	13.60	to	28.63	1,433,482	1.79%	19.57%	to	19.75%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2024	0.00%	to	0.15%	30,916	13.28	to	40.53	1,016,437	0.99%	4.26%	to	4.42%
2023	0.00%	to	0.15%	70,274	12.74	to	38.81	2,441,815	1.37%	-3.45%	to	-3.30%
2022	0.00%	to	0.15%	104,781	13.19	to	40.14	3,763,487	0.72%	-1.06%	to	-0.91%
2021	0.00%	to	0.15%	179,476	13.33	to	40.50	6,820,481	0.95%	10.45%	to	10.62%
2020	0.00%	to	0.15%	154,023	12.07	to	36.62	5,546,233	1.18%	7.41%	to	7.58%
Rydex Variable Trust - Electronics Fund (RELF)
2024	0.00%	to	1.30%	71,292	42.41	to	97.28	5,208,739	0.00%	14.63%	to	16.13%
2023	0.00%	to	1.30%	180,688	36.57	to	83.77	13,302,957	0.00%	52.76%	to	54.75%
2022	0.00%	to	0.15%	141,451	23.67	to	54.13	6,654,454	0.00%	-32.80%	to	-32.70%
2021	0.00%	to	1.30%	87,006	35.22	to	80.43	5,424,646	0.00%	36.47%	to	38.25%
2020	0.00%	to	1.30%	68,291	25.51	to	58.18	3,833,459	0.00%	53.95%	to	55.96%
Rydex Variable Trust - Energy Fund (RENF)
2024	0.00%	to	0.15%	195,650	12.59	to	16.82	3,163,157	2.19%	-0.08%	to	0.07%
2023	0.00%	to	1.30%	488,136	12.60	to	17.18	8,058,006	4.41%	0.30%	to	1.61%
2022	0.00%	to	1.30%	672,753	12.42	to	17.13	10,754,951	0.78%	46.38%	to	48.29%
2021	0.00%	to	1.30%	532,010	8.39	to	11.70	5,774,038	0.74%	48.52%	to	50.46%
2020	0.00%	to	0.15%	225,570	5.58	to	7.41	1,584,773	1.85%	-34.27%	to	-34.17%
Rydex Variable Trust - Energy Services Fund (RESF)
2024	0.00%	to	0.15%	347,393	5.41	to	5.63	1,945,005	0.00%	-8.04%	to	-7.90%
2023	0.00%	to	0.15%	344,599	5.89	to	6.11	2,094,685	0.00%	4.28%	to	4.44%
2022	0.00%	to	1.30%	2,200,196	5.64	to	5.85	12,856,254	0.00%	40.73%	to	42.56%
2021	0.00%	to	0.15%	346,096	3.97	to	4.10	1,411,803	0.09%	17.33%	to	17.50%
2020	0.00%	to	0.15%	367,858	3.38	to	3.49	1,276,935	0.59%	-37.43%	to	-37.33%
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	0.00%	to	0.15%	156,915	19.23	to	25.30	3,928,312	0.69%	22.08%	to	22.26%
2023	0.00%	to	0.15%	301,918	15.75	to	20.70	6,204,721	0.00%	13.73%	to	13.90%
2022	0.00%	to	0.15%	130,528	13.85	to	18.17	2,329,654	0.45%	-18.24%	to	-18.11%
2021	0.00%	to	1.30%	339,417	16.94	to	22.19	7,470,443	0.30%	33.52%	to	35.26%
2020	0.00%	to	0.15%	187,237	12.54	to	16.40	3,052,122	1.47%	-0.26%	to	-0.11%
Rydex Variable Trust - Health Care Fund (RHCF)
2024	0.00%	to	1.30%	53,408	17.49	to	49.53	2,473,372	0.00%	-1.16%	to	0.14%
2023	0.00%	to	1.30%	71,658	17.49	to	49.46	3,313,099	0.00%	3.67%	to	5.03%
2022	0.00%	to	1.30%	100,795	16.68	to	47.09	4,403,749	0.00%	-13.14%	to	-12.00%
2021	0.00%	to	1.30%	155,800	18.98	to	53.52	7,541,472	0.00%	17.30%	to	18.84%
2020	0.00%	to	1.30%	91,516	16.00	to	45.03	3,551,771	0.00%	17.15%	to	18.68%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2024	0.00%	to	0.15%	461,386	12.36	to	14.45	6,663,732	5.53%	6.52%	to	6.68%
2023	0.00%	to	0.15%	494,525	11.61	to	13.55	6,695,558	4.28%	12.52%	to	12.69%
2022	0.00%	to	0.15%	157,701	10.32	to	12.02	1,892,059	0.88%	-11.61%	to	-11.48%
2021	0.00%	to	0.15%	156,599	11.67	to	13.58	2,117,401	0.00%	1.54%	to	1.69%
2020	0.00%	to	0.15%	446,863	11.49	to	13.36	5,964,570	5.39%	-0.62%	to	-0.47%
Rydex Variable Trust - Internet Fund (RINF)
2024	0.00%	to	0.15%	16,293	21.35	to	73.68	1,165,072	0.00%	23.22%	to	23.40%
2023	0.00%	to	0.15%	61,574	17.33	to	59.71	3,676,354	0.00%	47.16%	to	47.38%
2022	0.00%			27,907	40.51			1,121,656	0.00%	-44.84%
2021	0.00%			30,155	73.44			2,214,662	0.00%	-4.66%
2020	0.00%	to	1.30%	44,197	57.32	to	77.03	3,384,444	0.00%	58.14%	to	60.21%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2024	0.00%			605,749	4.74			2,869,130	4.20%	16.91%
2023	0.00%	to	0.15%	113,164	4.05	to	10.07	456,685	0.00%	4.08%	to	4.23%
2022	0.00%	to	0.15%	320,123	3.89	to	9.68	1,244,773	0.00%	45.99%	to	46.21%
2021	0.00%			687,627	2.66			1,827,190	0.00%	0.97%
2020	0.00%	to	0.15%	642,602	2.63	to	6.58	1,728,229	0.28%	-21.21%	to	-21.09%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2024	0.00%			8,348	13.88			115,884	1.65%	-3.00%
2023	0.00%			26,830	14.31			383,987	0.19%	20.09%
2022	0.00%			97,181	11.92			1,158,133	0.00%	-13.07%
2021	0.00%			3,292	13.71			45,126	0.28%	18.71%
2020	0.00%			67,571	11.55			780,337	0.64%	0.24%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2024	0.00%			16,910	24.98			422,420	2.84%	1.01%
2023	0.00%	to	0.15%	21,051	13.14	to	24.73	520,583	0.12%	34.26%	to	34.46%
2022	0.00%			8,802	18.39			161,886	0.00%	-42.99%
2021	0.00%			5,950	32.26			191,945	0.00%	-14.09%
2020	0.00%			11,422	37.55			428,938	0.74%	40.46%
Rydex Variable Trust - Leisure Fund (RLF)
2024	0.00%	to	0.15%	55,878	14.94	to	39.41	2,013,241	0.02%	16.32%	to	16.50%
2023	0.00%	to	0.15%	56,244	12.84	to	33.83	1,746,217	0.00%	22.30%	to	22.49%
2022	0.00%			31,309	27.62			864,655	0.00%	-27.56%
2021	0.00%			35,751	38.13			1,363,045	0.00%	0.92%
2020	0.00%	to	0.15%	195,451	14.40	to	37.78	7,103,841	0.00%	20.83%	to	21.01%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2024	0.00%			4,792	66.53			318,793	0.58%	15.26%
2023	0.00%	to	0.15%	3,347	16.98	to	57.72	192,925	0.00%	18.66%	to	18.84%
2022	0.00%			14,790	48.57			718,358	0.00%	-23.20%
2021	0.00%			3,576	63.24			226,126	0.00%	35.25%
2020	0.00%			2,154	46.76			100,720	0.28%	10.69%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2024	0.00%			8,140	42.60			346,735	1.39%	10.95%
2023	0.00%	to	0.15%	11,521	13.96	to	38.39	442,101	0.00%	19.60%	to	19.78%
2022	0.00%	to	0.15%	10,556	11.67	to	32.05	338,154	0.00%	-33.56%	to	-33.46%
2021	0.00%			9,610	48.16			462,860	0.06%	19.00%
2020	0.00%			52,796	40.47			2,136,877	0.00%	20.04%
Rydex Variable Trust - Nova Fund (RNF)
2024	0.00%	to	1.30%	227,222	32.72	to	89.08	19,780,617	0.00%	31.03%	to	32.76%
2023	0.00%	to	0.15%	255,121	24.68	to	67.10	16,906,143	0.00%	34.87%	to	35.07%
2022	0.00%	to	0.15%	25,286	18.30	to	49.68	1,255,984	0.31%	-30.37%	to	-30.26%
2021	0.00%	to	1.30%	461,540	26.28	to	71.24	32,636,025	0.33%	40.35%	to	42.18%
2020	0.00%	to	0.15%	499,184	18.51	to	50.10	24,915,713	0.84%	19.85%	to	20.03%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	0.00%	to	1.30%	297,126	34.30	to	129.99	35,319,588	0.24%	22.30%	to	23.91%
2023	0.00%	to	1.30%	372,110	27.72	to	104.91	35,490,585	0.00%	51.25%	to	53.22%
2022	0.00%	to	1.30%	185,313	18.12	to	68.47	12,056,260	0.00%	-34.99%	to	-34.14%
2021	0.00%	to	1.30%	365,374	27.56	to	103.96	37,377,541	0.00%	23.92%	to	25.54%
2020	0.00%	to	1.30%	352,946	21.98	to	83.70	28,369,773	0.38%	43.09%	to	44.96%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	0.00%	to	0.15%	269,479	16.06	to	16.52	4,427,862	0.85%	7.95%	to	8.12%
2023	0.00%	to	0.15%	1,260,220	14.87	to	15.28	19,255,149	0.17%	3.67%	to	3.83%
2022	0.00%	to	0.15%	642,774	14.35	to	14.72	9,457,168	0.38%	-11.22%	to	-11.08%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	to	0.15%	204,167	16.16	to	16.55	3,378,805	3.91%	-9.33%	to	-9.19%
2020	0.00%	to	1.30%	201,578	14.10	to	18.23	3,668,986	4.75%	32.57%	to	34.30%
Rydex Variable Trust - Real Estate Fund (RREF)
2024	0.00%	to	0.15%	21,935	12.45	to	23.05	502,403	1.05%	4.88%	to	5.03%
2023	0.00%	to	0.15%	39,815	11.87	to	21.94	866,603	1.55%	10.16%	to	10.32%
2022	0.00%	to	0.15%	27,490	10.78	to	19.89	536,111	0.65%	-27.50%	to	-27.40%
2021	0.00%	to	0.15%	172,344	14.87	to	27.39	4,694,629	0.81%	33.87%	to	34.07%
2020	0.00%	to	0.15%	27,330	11.11	to	20.43	547,602	1.65%	-5.96%	to	-5.82%
Rydex Variable Trust - Retailing Fund (RRF)
2024	0.00%	to	0.15%	9,824	20.62	to	50.25	442,163	0.00%	16.42%	to	16.60%
2023	0.00%	to	0.15%	20,606	17.71	to	43.09	819,103	0.00%	16.38%	to	16.56%
2022	0.00%	to	0.15%	17,855	15.22	to	36.97	599,728	0.00%	-26.63%	to	-26.52%
2021	0.00%	to	0.15%	64,015	20.74	to	50.32	3,136,220	0.00%	11.58%	to	11.75%
2020	0.00%	to	0.15%	71,281	18.59	to	45.03	3,120,108	0.00%	43.45%	to	43.67%
Rydex Variable Trust - Technology Fund (RTEC)
2024	0.00%	to	0.15%	88,572	33.66	to	85.19	7,290,698	0.00%	23.78%	to	23.97%
2023	0.00%	to	0.15%	103,678	27.19	to	68.72	6,908,203	0.00%	48.79%	to	49.01%
2022	0.00%	to	0.15%	51,396	18.28	to	46.12	2,266,228	0.00%	-36.35%	to	-36.25%
2021	0.00%	to	0.15%	113,450	28.71	to	72.34	7,903,899	0.00%	20.32%	to	20.50%
2020	0.00%	to	0.15%	71,420	23.86	to	60.04	4,035,227	0.00%	49.02%	to	49.25%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2024	0.00%	to	0.15%	184,580	12.03	to	17.53	3,229,631	0.28%	15.55%	to	15.73%
2023	0.00%	to	0.15%	69,491	10.41	to	15.15	1,052,773	0.53%	6.14%	to	6.30%
2022	0.00%			73,548	14.25			1,048,229	0.83%	-25.85%
2021	0.00%			288,789	19.22			5,550,702	0.62%	8.98%
2020	0.00%			104,310	17.64			1,839,640	0.52%	9.49%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2024	0.00%	to	1.30%	142,046	39.72	to	117.75	16,079,771	0.48%	40.41%	to	42.25%
2023	0.00%	to	0.15%	241,617	27.97	to	82.77	19,000,478	0.08%	44.82%	to	45.04%
2022	0.00%	to	0.15%	147,322	19.31	to	57.07	7,883,028	0.00%	-39.86%	to	-39.77%
2021	0.00%	to	1.30%	626,897	32.11	to	94.75	59,059,626	0.00%	56.25%	to	58.29%
2020	0.00%	to	1.30%	352,232	20.32	to	59.86	20,879,682	1.17%	16.57%	to	18.10%
Rydex Variable Trust - Transportation Fund (RTRF)
2024	0.00%	to	0.15%	39,318	15.92	to	42.92	1,687,542	0.23%	1.40%	to	1.56%
2023	0.00%	to	0.15%	63,998	15.70	to	42.26	2,704,746	0.00%	24.30%	to	24.48%
2022	0.00%			20,942	33.95			710,990	0.00%	-35.03%
2021	0.00%			45,725	52.25			2,389,178	0.00%	22.17%
2020	0.00%			80,158	42.77			3,428,205	0.07%	40.62%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2024	0.00%	to	0.15%	557,473	0.96	to	3.43	558,679	13.51%	-13.24%	to	-13.11%
2023	0.00%	to	0.15%	229,281	1.10	to	3.95	257,442	0.91%	-15.08%	to	-14.95%
2022	0.00%	to	0.15%	2,616,480	1.29	to	4.65	3,432,642	0.00%	16.42%	to	16.59%
2021	0.00%	to	0.15%	242,934	1.11	to	4.00	287,633	0.00%	-24.55%	to	-24.44%
2020	0.00%	to	0.15%	271,405	1.47	to	5.30	408,759	0.37%	-25.14%	to	-25.02%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2024	0.00%	to	0.15%	88,234	6.80	to	12.43	1,091,176	3.08%	-12.59%	to	-12.46%
2023	0.00%	to	0.15%	153,526	7.78	to	14.19	2,173,127	2.88%	-1.19%	to	-1.04%
2022	0.00%	to	0.15%	191,483	7.88	to	14.34	2,731,787	1.39%	-40.92%	to	-40.83%
2021	0.00%			187,999	24.24			4,557,030	0.33%	-7.49%
2020	0.00%			149,633	26.20			3,920,866	0.13%	21.96%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	0.00%	to	0.15%	145,240	15.67	to	36.79	5,262,949	1.56%	19.68%	to	19.86%
2023	0.00%	to	0.15%	147,181	13.09	to	30.69	4,482,441	1.45%	-7.26%	to	-7.12%
2022	0.00%	to	1.30%	244,861	14.12	to	33.05	8,058,645	0.74%	-0.26%	to	1.04%
2021	0.00%	to	0.15%	156,302	13.99	to	32.71	5,092,801	1.42%	14.35%	to	14.52%
2020	0.00%			138,089	28.56			3,944,013	2.05%	-5.13%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.00%	to	0.15%	422,100	11.44	to	12.01	5,035,496	4.72%	-3.80%	to	-3.66%
2023	0.00%	to	0.15%	417,035	11.89	to	12.46	5,166,150	2.87%	4.21%	to	4.37%
2022	0.00%	to	0.15%	509,402	11.41	to	11.94	6,052,218	1.06%	-3.54%	to	-3.40%
2021	0.00%	to	0.15%	426,371	11.83	to	12.36	5,238,181	0.00%	7.94%	to	8.10%
2020	0.00%	to	0.15%	374,331	10.96	to	11.44	4,254,805	1.84%	7.23%	to	7.39%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2024	0.00%	to	0.15%	1,803,458	3.77	to	14.68	6,848,103	3.58%	8.13%	to	8.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	596,169	3.48	to	13.58	2,094,468	9.12%	-6.38%	to	-6.24%
2022	0.00%	to	0.15%	1,515,279	3.72	to	14.50	5,714,613	4.95%	22.70%	to	22.88%
2021	0.00%	to	0.15%	1,073,485	3.02	to	11.82	3,253,235	0.00%	39.34%	to	39.54%
2020	0.00%			856,462	2.17			1,855,560	1.27%	-22.72%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2024	0.00%	to	0.15%	177,188	70.46	to	549.01	93,318,616	0.00%	41.69%	to	41.90%
2023	0.00%	to	0.15%	238,256	49.73	to	386.90	83,975,951	0.00%	115.81%	to	116.13%
2022	0.00%	to	0.15%	122,275	23.04	to	179.01	20,183,476	0.00%	-61.10%	to	-61.04%
2021	0.00%	to	1.30%	152,812	59.24	to	459.49	65,822,355	0.00%	51.47%	to	53.45%
2020	0.00%	to	1.30%	205,023	38.66	to	299.44	57,473,407	0.27%	84.46%	to	86.87%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2024	0.00%	to	0.15%	7,653,379	0.07	to	1.13	507,789	4.53%	-16.06%	to	-15.93%
2023	0.00%			6,481,440	0.08			507,525	0.16%	-18.25%
2022	0.00%	to	0.15%	10,199,508	0.10	to	1.64	980,713	0.00%	4.91%	to	5.06%
2021	0.00%			3,828,033	0.09			349,028	0.00%	-35.33%
2020	0.00%	to	0.15%	6,775,205	0.14	to	2.43	956,250	0.84%	-45.84%	to	-45.76%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2024	0.00%	to	0.15%	62,636	0.86	to	4.25	62,661	5.92%	-6.50%	to	-6.36%
2023	0.00%	to	0.15%	40,666	0.91	to	4.54	39,908	0.26%	-9.18%	to	-9.04%
2022	0.00%	to	0.15%	101,350	1.00	to	5.00	105,565	0.00%	8.90%	to	9.07%
2021	0.00%			13	0.92			12	0.00%	-23.23%
2020	0.00%			13	1.20			16	0.72%	-24.89%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2024	0.00%	to	0.15%	568,741	0.79	to	4.38	455,474	5.51%	-5.78%	to	-5.64%
2023	0.00%	to	0.15%	281,922	0.84	to	4.65	238,502	0.00%	-11.36%	to	-11.23%
2022	0.00%	to	0.15%	1,396,209	0.94	to	5.25	1,321,123	0.00%	17.19%	to	17.36%
2021	0.00%			27,715	0.80			22,279	0.00%	-18.48%
2020	0.00%	to	0.15%	52,233	0.99	to	5.50	61,552	0.46%	-30.91%	to	-30.81%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	0.00%	to	0.15%	134,719	21.06	to	55.86	7,335,454	0.05%	26.48%	to	26.67%
2023	0.00%	to	0.15%	87,273	16.65	to	44.10	3,802,756	0.00%	6.31%	to	6.47%
2022	0.00%			51,974	41.42			2,152,854	0.00%	-28.35%
2021	0.00%	to	0.15%	227,643	21.89	to	57.81	13,125,861	0.00%	27.40%	to	27.59%
2020	0.00%	to	1.30%	139,417	17.19	to	45.31	6,288,423	0.00%	25.68%	to	27.32%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	0.00%	to	1.30%	67,654	16.25	to	38.86	2,527,826	1.17%	9.41%	to	10.84%
2023	0.00%	to	1.30%	117,628	14.68	to	35.05	4,019,966	0.89%	4.92%	to	6.29%
2022	0.00%	to	1.30%	362,535	13.84	to	32.98	11,302,036	0.64%	-3.81%	to	-2.55%
2021	0.00%	to	1.30%	266,052	14.22	to	33.84	8,816,048	0.57%	30.61%	to	32.32%
2020	0.00%	to	1.30%	197,016	10.76	to	25.58	4,850,228	1.70%	-11.72%	to	-10.56%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2024	0.00%	to	0.15%	58,623	29.89	to	102.48	5,400,027	0.85%	20.45%	to	20.63%
2023	0.00%	to	0.15%	108,084	24.81	to	84.95	8,652,389	0.27%	23.38%	to	23.57%
2022	0.00%	to	0.15%	36,710	20.11	to	68.75	2,498,137	0.00%	-20.61%	to	-20.49%
2021	0.00%	to	1.30%	116,316	25.33	to	86.47	8,997,376	0.00%	38.79%	to	40.60%
2020	0.00%	to	1.30%	32,483	18.04	to	61.50	1,517,651	0.75%	0.42%	to	1.73%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2024	0.00%	to	1.30%	76,272	16.20	to	48.29	3,588,046	0.00%	14.65%	to	16.15%
2023	0.00%	to	1.30%	25,849	13.96	to	41.58	1,028,661	0.00%	13.20%	to	14.68%
2022	0.00%	to	1.30%	122,607	12.20	to	36.25	4,409,904	0.00%	-23.62%	to	-22.62%
2021	0.00%	to	1.30%	138,462	15.78	to	46.85	6,440,511	0.00%	10.76%	to	12.21%
2020	0.00%	to	1.30%	168,943	14.09	to	41.75	7,030,845	0.00%	28.78%	to	30.47%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2024	0.00%	to	0.15%	28,364	19.69	to	47.74	1,314,241	0.06%	4.26%	to	4.42%
2023	0.00%	to	0.15%	99,702	18.88	to	45.72	4,526,139	0.00%	27.63%	to	27.83%
2022	0.00%	to	0.15%	101,061	14.80	to	35.77	3,589,879	0.65%	-5.36%	to	-5.22%
2021	0.00%	to	0.15%	104,465	15.63	to	37.74	3,926,603	0.07%	31.05%	to	31.25%
2020	0.00%			241,927	28.75			6,955,547	0.25%	7.42%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2024	0.00%	to	0.15%	599,074	8.96	to	12.33	5,373,333	2.79%	0.22%	to	0.37%
2023	0.00%	to	0.15%	788,866	8.92	to	12.30	7,046,776	3.63%	3.65%	to	3.80%
2022	0.00%	to	0.15%	989,478	8.60	to	11.87	8,511,627	2.85%	11.12%	to	11.28%
2021	0.00%	to	0.15%	367,846	7.72	to	10.68	2,846,643	0.00%	0.79%	to	0.94%
2020	0.00%	to	0.15%	504,081	7.65	to	10.60	3,871,037	4.51%	2.44%	to	2.60%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	0.00%	to	0.15%	82,545	13.59	to	37.79	2,976,667	0.00%	8.03%	to	8.19%
2023	0.00%	to	0.15%	57,077	12.58	to	34.93	1,936,741	0.09%	17.30%	to	17.47%
2022	0.00%	to	0.15%	48,266	10.72	to	29.73	1,422,883	0.00%	-30.00%	to	-29.90%
2021	0.00%	to	0.15%	117,314	15.32	to	42.41	4,958,312	0.00%	18.98%	to	19.16%
2020	0.00%	to	1.30%	159,696	31.10	to	35.59	5,681,846	0.00%	14.26%	to	15.76%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2024	0.00%			102,236	32.68			3,340,729	0.00%	3.74%
2023	0.00%	to	0.15%	167,562	15.21	to	31.50	5,274,269	0.00%	20.88%	to	21.06%
2022	0.00%	to	0.15%	119,651	12.58	to	26.02	3,111,147	0.00%	-8.37%	to	-8.24%
2021	0.00%	to	1.30%	236,701	13.73	to	28.35	6,615,264	0.00%	41.56%	to	43.41%
2020	0.00%	to	0.15%	117,300	9.59	to	19.77	2,317,624	0.00%	-6.11%	to	-5.97%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2024	0.00%	to	0.15%	229,971	11.86	to	13.75	2,729,145	3.50%	20.82%	to	21.01%
2023	0.00%	to	0.15%	38,277	9.80	to	11.38	375,445	0.15%	1.03%	to	1.18%
2022	0.00%	to	0.15%	183,762	9.69	to	11.26	1,780,100	0.00%	15.50%	to	15.67%
2021	0.00%	to	0.15%	272,623	8.37	to	9.75	2,280,743	0.00%	10.93%	to	11.10%
2020	0.00%	to	0.15%	83,220	7.54	to	8.79	627,958	0.44%	-14.16%	to	-14.03%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2024	0.00%			45,453	4.55			206,595	1.80%	-13.21%
2023	0.00%	to	0.15%	62,740	5.24	to	7.42	328,559	0.04%	2.69%	to	2.85%
2022	0.00%	to	0.15%	36,181	5.09	to	7.23	184,231	0.00%	-18.58%	to	-18.45%
2021	0.00%			66,160	6.24			413,118	0.00%	-13.97%
2020	0.00%			160,195	7.26			1,162,708	0.17%	9.69%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2024	0.00%	to	0.15%	181,387	13.10	to	19.78	3,486,910	5.90%	7.47%	to	7.63%
2023	0.00%	to	0.15%	256,782	12.19	to	18.37	4,638,675	5.33%	11.86%	to	12.02%
2022	0.00%	to	0.15%	201,008	10.90	to	16.40	3,220,047	6.16%	-9.83%	to	-9.70%
2021	0.00%	to	0.15%	393,602	12.09	to	18.16	7,059,257	3.69%	5.25%	to	5.41%
2020	0.00%	to	0.15%	485,614	11.48	to	17.23	8,297,457	6.97%	4.48%	to	4.64%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2024	0.00%	to	0.15%	282,612	21.73	to	45.29	11,642,881	1.54%	15.00%	to	15.18%
2023	0.00%	to	0.15%	429,536	18.90	to	39.32	16,279,885	1.61%	12.19%	to	12.36%
2022	0.00%	to	0.15%	546,091	16.84	to	35.00	18,095,990	1.91%	0.97%	to	1.12%
2021	0.00%	to	0.15%	216,097	16.68	to	34.61	7,188,317	2.23%	33.16%	to	33.36%
2020	0.00%	to	0.15%	130,661	12.53	to	25.95	3,253,024	1.93%	-1.00%	to	-0.85%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2024	0.00%	to	0.15%	79,032	19.19	to	40.82	3,092,729	1.31%	15.82%	to	16.00%
2023	0.00%	to	0.15%	58,510	16.57	to	35.19	1,981,348	1.28%	12.49%	to	12.66%
2022	0.00%	to	0.15%	85,097	14.73	to	31.24	2,588,998	1.65%	-5.89%	to	-5.75%
2021	0.00%	to	0.15%	108,278	15.65	to	33.15	3,524,322	1.86%	28.31%	to	28.51%
2020	0.00%	to	0.15%	101,254	12.20	to	25.79	2,569,295	2.10%	1.94%	to	2.09%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2024	0.00%			19,616	45.55			881,483	0.73%	25.61%
2023	0.00%	to	0.15%	21,732	17.75	to	36.27	762,759	0.65%	23.18%	to	23.36%
2022	0.00%	to	0.15%	18,724	14.41	to	29.40	519,069	0.38%	-20.67%	to	-20.55%
2021	0.00%	to	0.15%	109,609	18.16	to	37.00	4,035,983	0.76%	27.55%	to	27.74%
2020	0.00%	to	0.15%	45,667	14.24	to	28.97	1,310,939	0.87%	13.68%	to	13.85%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2024	0.00%	to	1.30%	242,997	12.92	to	28.28	6,843,186	6.57%	6.33%	to	7.73%
2023	0.00%	to	1.30%	283,110	12.01	to	26.25	7,409,274	0.71%	8.76%	to	10.18%
2022	0.00%	to	1.30%	835,555	19.97	to	23.83	19,910,210	2.86%	-10.72%	to	-9.55%
2021	0.00%	to	1.30%	321,530	22.37	to	26.35	8,470,900	5.56%	3.03%	to	4.38%
2020	0.00%	to	1.30%	363,353	21.71	to	25.24	9,170,931	7.41%	1.98%	to	3.32%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2024	0.00%	to	0.15%	183,613	14.11	to	17.35	3,169,448	1.92%	0.47%	to	0.62%
2023	0.00%	to	0.15%	249,907	14.04	to	17.24	4,297,263	0.16%	17.97%	to	18.15%
2022	0.00%	to	0.15%	242,008	11.90	to	14.59	3,465,245	1.30%	-18.43%	to	-18.31%
2021	0.00%	to	0.15%	324,423	14.59	to	17.86	5,783,149	1.18%	5.73%	to	5.89%
2020	0.00%	to	0.15%	282,110	13.80	to	16.87	4,741,689	2.75%	13.82%	to	14.00%
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - December: Series II Shares (IN1BD2)
2024	0.00%	to	0.15%	97,081	13.11	to	13.14	1,275,947	0.00%	16.00%	to	16.17%
2023	0.00%			44,346	11.31			501,730	0.00%	13.14%		*	***
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - June: Series II Shares (IN1BJ2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	to	0.15%	42,387	14.18	to	14.22	602,833	0.00%	14.27%	to	14.44%
2023	0.00%	to	0.15%	57,206	12.41	to	12.43	710,952	0.00%	24.11%	to	24.28%	****
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - March: Series II Shares (IN1BM2)
2024	0.00%	to	0.15%	148,609	13.92	to	13.96	2,073,765	0.00%	14.01%	to	14.19%
2023	0.00%	to	0.15%	123,203	12.21	to	12.22	1,505,766	0.00%	22.08%	to	22.24%	****
Invesco - Invesco V.I. Nasdaq 100 Buffer Fund - September: Series II Shares (IN1BS2)
2024	0.00%	to	0.15%	115,142	13.76	to	13.80	1,589,419	0.00%	12.80%	to	12.97%
2023	0.00%			25,167	12.22			307,542	0.00%	22.20%		*	***
Invesco - Invesco V.I. S&P 500 Buffer Fund - December: Series II Shares (IS5D2)
2024	0.00%	to	0.15%	229,299	12.75	to	12.78	2,930,709	0.00%	13.56%	to	13.73%
2023	0.00%			89,714	11.24			1,008,332	0.00%	12.39%		*	***
Invesco - Invesco V.I. S&P 500 Buffer Fund - June: Series II Shares (IS5J2)
2024	0.00%	to	0.15%	183,638	12.79	to	12.82	2,354,802	0.00%	13.59%	to	13.76%
2023	0.00%	to	0.15%	89,236	11.26	to	11.27	1,005,999	0.00%	12.58%	to	12.73%	****
Invesco - Invesco V.I. S&P 500 Buffer Fund - March: Series II Shares (IS5M2)
2024	0.00%	to	0.15%	436,378	12.91	to	12.95	5,648,390	0.00%	12.88%	to	13.05%
2023	0.00%	to	0.15%	459,079	11.44	to	11.45	5,256,725	0.00%	14.36%	to	14.51%	****
Invesco - Invesco V.I. S&P 500 Buffer Fund - September: Series II Shares (IS5S2)
2024	0.00%	to	0.15%	204,170	12.49	to	12.53	2,557,820	0.00%	9.85%	to	10.02%
2023	0.00%	to	0.15%	288,442	11.37	to	11.39	3,284,404	0.00%	13.73%	to	13.88%	****
Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)
2024	0.00%			128	15.33			1,962	0.00%	30.10%
2023	0.00%	to	0.15%	894	11.74	to	11.79	2	0.30%	15.12%	to	15.29%
2022	0.00%			4,418	10.22			45,173	0.30%	-2.86%
2021	0.00%			7,134	10.53			75,092	0.24%	5.25%		*	***
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2024	0.00%	to	0.15%	516,401	12.83	to	15.82	8,124,743	5.80%	3.40%	to	3.56%
2023	0.00%	to	0.15%	543,224	12.41	to	15.27	8,256,545	0.00%	6.24%	to	6.40%
2022	0.00%	to	0.15%	420,312	11.68	to	14.35	6,012,799	6.84%	-14.64%	to	-14.52%
2021	0.00%	to	0.15%	510,601	13.68	to	16.79	8,546,111	2.90%	9.10%	to	9.26%
2020	0.00%	to	0.15%	549,017	12.54	to	15.37	8,361,239	7.54%	9.82%	to	9.99%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2024	0.00%			163,101	10.29			1,678,598	3.39%	2.72%
2023	0.00%			183,671	10.02			1,840,196	2.29%	5.85%
2022	0.00%			241,428	9.47			2,285,222	0.44%	-5.35%		*	***
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2024	0.00%	to	0.15%	3,066,033	11.27	to	12.04	36,867,209	4.28%	2.90%	to	3.06%
2023	0.00%	to	0.15%	1,995,494	10.95	to	11.68	23,237,653	2.41%	5.98%	to	6.14%
2022	0.00%	to	0.15%	2,085,653	10.34	to	11.00	22,904,967	0.61%	-14.66%	to	-14.54%
2021	0.00%	to	0.15%	1,958,374	12.11	to	12.88	25,178,068	1.57%	-0.80%	to	-0.66%
2020	0.00%	to	0.15%	1,534,952	12.21	to	12.96	19,865,535	2.06%	9.56%	to	9.72%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2024	0.00%	to	0.15%	363,949	17.51	to	34.42	12,166,321	1.89%	13.05%	to	13.22%
2023	0.00%	to	0.15%	426,232	15.49	to	30.40	12,661,753	1.68%	8.88%	to	9.04%
2022	0.00%	to	0.15%	612,503	14.23	to	27.88	16,853,962	2.03%	-1.83%	to	-1.68%
2021	0.00%	to	0.15%	523,291	14.49	to	28.36	14,542,019	2.20%	18.72%	to	18.89%
2020	0.00%	to	0.15%	490,530	12.21	to	23.85	11,451,294	2.83%	-0.01%	to	0.14%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2024	0.00%	to	1.30%	35,120,768	9.90	to	11.68	409,363,325	4.87%	3.62%	to	4.98%
2023	0.00%	to	1.30%	37,024,620	9.56	to	11.12	410,833,015	4.75%	3.51%	to	4.86%
2022	0.00%	to	1.30%	53,178,226	9.23	to	10.61	563,029,427	1.51%	0.15%	to	1.45%
2021	0.00%	to	1.30%	31,728,414	9.22	to	10.46	330,680,521	0.01%	-1.28%	to	0.01%
2020	0.00%	to	1.30%	31,304,043	9.34	to	10.45	326,983,998	0.26%	-1.00%	to	0.29%
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
2024	0.00%	to	0.15%	858,063	10.57	to	14.72	12,604,317	2.54%	1.57%	to	1.72%
2023	0.00%	to	0.15%	777,804	10.40	to	14.47	11,178,389	2.18%	4.46%	to	4.62%
2022	0.00%	to	0.15%	592,456	9.96	to	13.83	8,134,937	2.16%	-10.43%	to	-10.29%
2021	0.00%	to	0.15%	589,284	11.12	to	15.42	9,019,624	2.21%	-2.41%	to	-2.27%
2020	0.00%	to	0.15%	569,891	11.39	to	15.78	8,934,715	2.62%	6.11%	to	6.27%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2024	0.00%	to	0.15%	104,486	16.36	to	45.52	4,111,787	0.00%	4.01%	to	4.17%
2023	0.00%	to	0.15%	69,322	15.73	to	43.70	2,711,565	0.00%	2.87%	to	3.02%
2022	0.00%	to	0.15%	133,495	15.29	to	42.42	5,203,101	0.00%	-13.45%	to	-13.32%
2021	0.00%	to	0.15%	78,095	17.66	to	48.94	3,668,055	0.19%	12.13%	to	12.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.15%	89,357	15.75	to	43.58	3,648,520	0.35%	14.29%	to	14.46%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2024	0.00%	to	0.15%	291,290	17.38	to	32.18	9,134,243	1.80%	11.95%	to	12.12%
2023	0.00%	to	0.15%	325,146	15.53	to	28.70	9,063,776	1.99%	10.39%	to	10.56%
2022	0.00%	to	0.15%	326,940	14.07	to	25.96	8,271,175	1.72%	-7.65%	to	-7.51%
2021	0.00%	to	0.15%	308,091	15.23	to	28.07	8,463,995	1.99%	18.47%	to	18.65%
2020	0.00%	to	0.15%	330,828	12.86	to	23.65	7,600,561	1.47%	9.79%	to	9.95%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	0.00%	to	0.15%	91,064	18.02	to	40.69	3,631,741	0.13%	16.62%	to	16.79%
2023	0.00%	to	0.15%	137,037	15.46	to	34.84	4,678,696	0.04%	13.97%	to	14.14%
2022	0.00%	to	0.15%	100,776	13.56	to	30.53	3,046,200	0.07%	-14.58%	to	-14.45%
2021	0.00%	to	0.15%	115,133	15.88	to	35.68	3,999,057	0.28%	22.68%	to	22.86%
2020	0.00%	to	0.15%	110,868	12.94	to	29.04	3,114,949	0.49%	8.78%	to	8.94%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	0.00%	to	1.30%	497,154	10.91	to	32.64	10,978,282	2.45%	-3.08%	to	-1.80%
2023	0.00%	to	1.30%	603,646	11.13	to	33.68	13,606,707	1.40%	7.64%	to	9.05%
2022	0.00%	to	1.30%	661,114	10.22	to	31.29	13,655,775	2.77%	-25.90%	to	-24.94%
2021	0.00%	to	1.30%	776,368	13.63	to	42.23	21,332,451	2.62%	24.09%	to	25.71%
2020	0.00%	to	1.30%	808,918	10.86	to	34.03	17,644,200	4.99%	-13.45%	to	-12.32%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2024	0.00%	to	1.30%	265,834	30.42	to	82.41	20,656,755	0.00%	32.53%	to	34.27%
2023	0.00%	to	1.30%	254,686	22.69	to	61.38	14,679,790	0.00%	45.05%	to	46.94%
2022	0.00%	to	0.15%	161,441	15.46	to	41.77	6,024,132	0.00%	-40.04%	to	-39.95%
2021	0.00%	to	0.15%	160,950	25.79	to	69.56	10,444,396	0.00%	14.24%	to	14.41%
2020	0.00%	to	1.30%	181,898	22.57	to	60.80	10,619,990	0.00%	44.23%	to	46.11%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2024	0.00%	to	0.15%	99,846	22.73	to	50.13	4,228,929	0.00%	23.21%	to	23.39%
2023	0.00%	to	0.15%	109,255	18.45	to	40.62	3,807,970	0.51%	22.65%	to	22.83%
2022	0.00%	to	0.15%	119,580	15.04	to	33.07	3,391,741	1.06%	-20.43%	to	-20.31%
2021	0.00%	to	0.15%	142,465	18.91	to	41.50	5,203,289	0.56%	27.04%	to	27.23%
2020	0.00%	to	0.15%	140,283	14.88	to	32.62	4,018,115	1.07%	13.52%	to	13.69%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2024	0.00%	to	0.15%	304,376	20.64	to	39.36	10,989,625	0.00%	15.61%	to	15.78%
2023	0.00%	to	0.15%	417,492	17.85	to	33.99	13,254,241	0.00%	34.25%	to	34.45%
2022	0.00%	to	0.15%	472,815	13.30	to	25.28	11,098,219	0.00%	-32.04%	to	-31.94%
2021	0.00%	to	0.15%	592,325	19.57	to	37.15	20,813,415	0.00%	15.00%	to	15.17%
2020	0.00%	to	0.15%	604,197	17.02	to	32.25	18,628,609	0.42%	27.15%	to	27.34%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2024	0.00%	to	0.15%	283,930	13.15	to	21.56	6,082,009	0.31%	-1.96%	to	-1.81%
2023	0.00%	to	0.15%	401,256	13.42	to	21.96	8,771,220	0.27%	20.46%	to	20.64%
2022	0.00%	to	0.15%	576,122	11.14	to	18.21	10,224,224	0.00%	-27.27%	to	-27.16%
2021	0.00%	to	0.15%	688,846	15.31	to	25.00	16,890,646	0.00%	9.96%	to	10.12%
2020	0.00%	to	0.15%	756,068	13.93	to	22.70	17,007,747	0.61%	20.86%	to	21.04%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2024	0.00%	to	0.15%	161,236	10.52	to	13.17	2,093,049	3.47%	2.64%	to	2.79%
2023	0.00%	to	0.15%	122,705	10.25	to	12.81	1,547,700	0.00%	8.44%	to	8.60%
2022	0.00%	to	0.15%	90,581	9.45	to	11.80	1,048,997	0.00%	-11.85%	to	-11.71%
2021	0.00%	to	0.15%	112,513	10.73	to	13.36	1,461,951	4.66%	-3.71%	to	-3.56%
2020	0.00%	to	0.15%	100,632	11.14	to	13.86	1,350,637	4.23%	2.84%	to	2.99%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.00%	to	0.15%	261,980	17.34	to	23.70	6,192,915	1.91%	12.27%	to	12.44%
2023	0.00%	to	0.15%	263,351	15.45	to	21.08	5,536,289	2.52%	13.77%	to	13.94%
2022	0.00%	to	0.15%	188,317	13.58	to	18.50	3,470,278	1.54%	-14.87%	to	-14.74%
2021	0.00%	to	0.15%	213,305	15.95	to	21.70	4,624,160	1.64%	10.28%	to	10.44%
2020	0.00%			210,533	19.65			4,136,940	1.92%	13.88%
Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class (WRBDP)
2024	0.00%	to	0.15%	437,436	11.31	to	14.79	6,466,119	3.28%	2.29%	to	2.45%
2023	0.00%	to	0.15%	693,614	11.06	to	14.44	10,013,489	2.83%	7.01%	to	7.17%
2022	0.00%			448,379	13.47			6,039,925	2.10%	-15.79%
2021	0.00%	to	0.15%	566,951	12.29	to	16.00	9,055,054	2.42%	-0.99%	to	-0.85%
2020	0.00%	to	0.15%	587,915	12.41	to	16.13	9,477,525	2.23%	10.80%	to	10.97%
Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class (WRBP)
2024	0.00%	to	0.15%	84,961	18.43	to	35.99	3,053,753	1.37%	15.42%	to	15.60%
2023	0.00%	to	0.15%	92,967	15.97	to	31.14	2,890,952	0.77%	15.86%	to	16.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	to	0.15%	92,366	13.78	to	26.84	2,475,615	1.06%	-16.19%	to	-16.06%
2021	0.00%	to	0.15%	96,721	16.45	to	31.97	3,082,703	1.01%	15.79%	to	15.97%
2020	0.00%	to	0.15%	87,534	14.20	to	27.57	2,404,157	1.36%	13.94%	to	14.11%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2024	0.00%	to	0.15%	131,055	9.11	to	11.04	1,424,968	3.94%	-5.74%	to	-5.60%
2023	0.00%	to	0.15%	348,903	9.66	to	11.69	4,057,214	3.35%	3.86%	to	4.02%
2022	0.00%	to	0.15%	526,726	9.30	to	11.24	5,866,735	3.34%	50.25%	to	50.47%
2021	0.00%	to	0.15%	330,172	6.19	to	7.47	2,462,200	1.63%	41.78%	to	42.00%
2020	0.00%			110,513	5.26			581,313	1.49%	-36.83%
Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class (WRGNR)
2024	0.00%	to	0.15%	197,905	9.16	to	12.07	1,821,022	6.36%	-0.73%	to	-0.58%
2023	0.00%	to	0.15%	213,215	9.22	to	12.16	1,990,883	2.51%	1.43%	to	1.59%
2022	0.00%	to	0.15%	367,461	9.07	to	11.99	3,397,405	1.82%	17.60%	to	17.78%
2021	0.00%	to	0.15%	259,694	7.70	to	10.20	2,021,219	1.51%	26.49%	to	26.68%
2020	0.00%	to	0.15%	111,703	6.08	to	8.06	687,279	2.30%	-12.12%	to	-11.99%
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.00%	to	0.15%	257,996	13.18	to	24.85	6,343,890	6.03%	6.03%	to	6.19%
2023	0.00%	to	0.15%	354,930	12.43	to	23.40	8,238,839	6.92%	11.58%	to	11.75%
2022	0.00%	to	0.15%	348,942	11.14	to	20.94	7,178,458	5.61%	-11.10%	to	-10.97%
2021	0.00%	to	0.15%	806,204	12.53	to	23.52	18,871,195	8.52%	5.90%	to	6.06%
2020	0.00%	to	0.15%	1,076,409	11.83	to	22.18	23,831,012	5.21%	5.87%	to	6.03%
Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (WRIP)
2024	0.00%			7,546	10.79			81,413	0.90%	7.89%
Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class (WRLTBP)
2024	0.00%	to	0.15%	227,154	11.32	to	11.93	2,684,815	4.93%	4.18%	to	4.33%
2023	0.00%	to	0.15%	336,556	10.87	to	11.43	3,812,388	1.90%	4.68%	to	4.84%
2022	0.00%	to	0.15%	298,061	10.38	to	10.91	3,221,044	1.19%	-4.44%	to	-4.30%
2021	0.00%	to	0.15%	363,618	10.86	to	11.40	4,141,306	1.56%	-0.64%	to	-0.49%
2020	0.00%	to	0.15%	400,837	10.93	to	11.45	4,588,299	2.87%	3.98%	to	4.14%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.00%	to	0.15%	284,232	23.22	to	56.00	15,028,235	0.00%	2.05%	to	2.20%
2023	0.00%	to	0.15%	317,553	22.75	to	54.79	16,752,377	0.00%	19.44%	to	19.61%
2022	0.00%	to	0.15%	350,376	19.05	to	45.81	15,410,983	0.00%	-30.90%	to	-30.79%
2021	0.00%	to	0.15%	403,221	27.56	to	66.19	25,621,936	0.00%	16.18%	to	16.36%
2020	0.00%	to	0.15%	335,328	23.72	to	56.89	18,635,858	0.00%	48.78%	to	49.00%
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class (WRSTP)
2024	0.00%	to	0.15%	126,660	31.31	to	83.24	9,645,398	0.00%	30.40%	to	30.59%
2023	0.00%	to	0.15%	136,901	24.01	to	63.74	7,996,691	0.00%	38.85%	to	39.06%
2022	0.00%	to	0.15%	150,812	17.29	to	45.84	6,449,611	0.00%	-31.94%	to	-31.84%
2021	0.00%	to	0.15%	168,470	25.41	to	67.25	10,577,109	0.00%	14.99%	to	15.17%
2020	0.00%	to	0.15%	172,400	22.10	to	58.39	9,439,144	0.00%	35.16%	to	35.36%
Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class (WRVP)
2024	0.00%	to	0.15%	52,408	18.44	to	40.98	1,998,573	1.42%	6.31%	to	6.47%
2023	0.00%	to	0.15%	50,764	17.35	to	38.49	1,797,535	1.28%	8.19%	to	8.35%
2022	0.00%	to	0.15%	29,692	16.04	to	35.52	1,021,412	1.35%	-5.14%	to	-5.00%
2021	0.00%	to	0.15%	57,142	16.90	to	37.39	2,095,470	1.90%	30.98%	to	31.18%
2020	0.00%	to	0.15%	25,197	12.91	to	28.50	686,992	1.98%	1.83%	to	1.98%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2024	0.00%	to	0.15%	1,336,135	20.28	to	41.63	53,287,359	2.07%	15.25%	to	15.43%
2023	0.00%	to	0.15%	1,384,519	17.59	to	36.06	48,170,229	2.09%	15.24%	to	15.41%
2022	0.00%	to	0.15%	1,535,656	15.27	to	31.25	46,444,210	1.16%	-16.53%	to	-16.40%
2021	0.00%	to	0.15%	1,957,039	18.29	to	37.38	71,192,591	0.91%	17.02%	to	17.20%
2020	0.00%	to	0.15%	1,950,065	15.63	to	31.89	60,166,684	1.81%	14.14%	to	14.31%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	0.00%	to	1.30%	1,056,638	24.83	to	80.76	72,441,692	0.74%	14.11%	to	15.61%
2023	0.00%	to	1.30%	1,037,830	21.51	to	70.77	61,714,084	0.18%	16.55%	to	18.07%
2022	0.00%	to	1.30%	877,253	18.24	to	60.72	43,995,303	0.20%	-17.02%	to	-15.94%
2021	0.00%	to	1.30%	924,669	21.74	to	73.18	54,410,990	0.32%	15.32%	to	16.83%
2020	0.00%	to	1.30%	1,055,172	18.63	to	63.46	53,778,848	0.07%	17.93%	to	19.47%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.00%	to	0.15%	1,797,485	10.90	to	12.48	22,385,862	4.16%	1.47%	to	1.63%
2023	0.00%	to	0.15%	1,719,431	10.74	to	12.28	21,064,659	3.81%	5.14%	to	5.29%
2022	0.00%	to	0.15%	1,504,989	10.21	to	11.66	17,493,386	1.84%	-14.03%	to	-13.90%
2021	0.00%	to	0.15%	1,917,349	11.88	to	13.54	25,897,764	1.63%	-1.26%	to	-1.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.15%	1,907,026	12.03	to	13.70	26,053,898	2.51%	10.09%	to	10.25%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2024	0.00%	to	0.15%	250,736	31.90	to	78.96	18,659,215	0.11%	28.27%	to	28.47%
2023	0.00%	to	0.15%	235,764	24.87	to	61.46	13,810,773	0.20%	39.75%	to	39.96%
2022	0.00%	to	0.15%	237,104	17.79	to	43.91	9,828,459	0.17%	-33.65%	to	-33.55%
2021	0.00%	to	0.15%	366,116	26.82	to	66.09	23,172,437	0.00%	22.71%	to	22.90%
2020	0.00%	to	0.15%	309,857	21.86	to	53.77	15,981,032	0.28%	39.19%	to	39.40%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2024	0.00%	to	1.30%	342,038	24.26	to	42.16	14,014,905	0.74%	21.98%	to	23.58%
2023	0.00%	to	1.30%	247,475	19.66	to	34.12	8,264,007	0.94%	25.15%	to	26.78%
2022	0.00%	to	1.30%	203,543	15.53	to	26.91	5,369,788	1.04%	-20.45%	to	-19.41%
2021	0.00%	to	1.30%	230,905	19.30	to	33.39	7,568,807	0.52%	16.56%	to	18.09%
2020	0.00%	to	1.30%	243,875	16.37	to	28.28	6,783,108	0.74%	18.51%	to	20.06%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	0.00%			22,384	12.44			278,401	0.25%	11.06%
2023	0.00%			1,830	11.20			20,498	0.86%	11.99%		*	***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.00%			1,521	85.56			130,132	0.00%	31.76%
2023	0.00%			1,583	64.94			102,769	0.00%	54.27%
2022	0.00%			1,673	42.09			70,437	0.00%	-37.12%
2021	0.00%			1,720	66.94			115,139	0.13%	17.75%
2020	0.00%			4,813	56.85			273,635	0.00%	50.73%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2024	0.00%	to	0.15%	1,176,515	17.33	to	21.55	24,956,246	1.40%	5.68%	to	5.84%
2023	0.00%	to	0.15%	994,358	16.40	to	20.36	20,006,801	1.61%	10.71%	to	10.87%
2022	0.00%	to	0.15%	769,310	14.81	to	18.36	13,966,408	1.85%	-8.74%	to	-8.60%
2021	0.00%	to	0.15%	629,696	16.23	to	20.09	12,504,584	1.27%	13.41%	to	13.58%
2020	0.00%	to	0.15%	365,877	14.31	to	17.69	6,444,384	1.24%	16.12%	to	16.30%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2024	0.00%	to	1.30%	202,209	32.03	to	73.00	13,554,717	0.03%	33.56%	to	35.31%
2023	0.00%	to	1.30%	91,565	23.71	to	53.95	4,813,457	0.13%	41.33%	to	43.17%
2022	0.00%	to	1.30%	94,614	16.58	to	37.68	3,493,237	0.14%	-30.80%	to	-29.89%
2021	0.00%	to	1.30%	143,526	23.69	to	53.74	7,631,495	0.10%	18.78%	to	20.33%
2020	0.00%	to	1.30%	159,258	19.71	to	44.66	6,875,074	0.39%	31.24%	to	32.95%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2024	0.00%	to	0.15%	788,421	17.31	to	34.48	25,523,021	0.97%	12.93%	to	13.11%
2023	0.00%	to	0.15%	795,528	15.33	to	30.48	22,825,359	1.10%	11.23%	to	11.40%
2022	0.00%	to	0.15%	1,019,363	13.78	to	27.36	26,444,105	1.35%	-5.70%	to	-5.56%
2021	0.00%	to	0.15%	1,004,755	14.62	to	28.97	27,207,791	0.45%	19.55%	to	19.73%
2020	0.00%	to	0.15%	995,758	12.23	to	24.20	23,010,333	1.29%	-1.07%	to	-0.92%
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2024	0.10%	to	0.25%	1,366,937	12.49	to	15.90	21,441,710	4.31%	-2.68%	to	-2.54%
2023	0.10%	to	0.25%	1,294,151	12.84	to	16.32	20,809,969	1.63%	14.86%	to	15.04%
2022	0.10%	to	0.25%	1,353,609	11.18	to	14.18	18,913,664	3.69%	-11.85%	to	-11.72%
2021	0.10%	to	0.25%	1,411,276	12.68	to	16.07	22,312,525	2.65%	10.97%	to	11.14%
2020	0.10%	to	0.25%	1,204,630	11.42	to	14.46	17,129,138	2.47%	3.46%	to	3.62%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	0.00%	to	0.15%	440,316	12.51	to	33.48	14,483,256	3.40%	7.27%	to	7.43%
2023	0.00%	to	0.15%	564,092	11.66	to	31.16	17,357,791	4.99%	22.09%	to	22.27%
2022	0.00%	to	0.15%	687,525	9.55	to	25.49	17,339,603	3.25%	-15.24%	to	-15.12%
2021	0.00%	to	0.15%	826,006	11.27	to	30.03	24,422,743	1.79%	5.31%	to	5.47%
2020	0.00%	to	0.15%	1,062,047	10.70	to	28.47	29,493,978	2.62%	-1.42%	to	-1.27%
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
2024	0.00%	to	0.15%	28,728	13.68	to	19.55	545,770	0.00%	8.43%	to	8.60%
2023	0.00%	to	0.15%	29,518	12.62	to	18.00	516,654	0.00%	10.65%	to	10.81%
2022	0.00%	to	0.15%	41,223	11.40	to	16.24	649,205	0.08%	-17.50%	to	-17.38%
2021	0.00%	to	0.15%	43,616	13.82	to	19.66	824,535	2.02%	11.77%	to	11.94%
2020	0.00%	to	0.15%	146,275	12.37	to	17.56	2,540,295	0.31%	0.66%	to	0.81%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2024	0.00%	to	0.15%	467,609	13.82	to	24.38	11,139,884	2.87%	5.47%	to	5.63%
2023	0.00%	to	0.15%	520,615	13.10	to	23.08	11,719,144	1.39%	15.71%	to	15.88%
2022	0.00%	to	0.15%	484,897	11.32	to	19.92	9,393,409	3.66%	-15.14%	to	-15.01%
2021	0.00%	to	0.15%	447,775	13.34	to	23.44	10,278,671	0.88%	5.67%	to	5.83%
2020	0.00%	to	0.15%	527,055	12.63	to	22.15	11,414,044	2.21%	8.08%	to	8.24%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2024	0.00%	to	0.15%	91,914	16.54	to	41.87	3,080,683	0.00%	10.95%	to	11.12%
2023	0.00%	to	0.15%	99,974	14.91	to	37.68	3,090,825	0.00%	9.86%	to	10.02%
2022	0.00%	to	0.15%	113,697	13.57	to	34.25	3,452,343	0.00%	-15.64%	to	-15.52%
2021	0.00%	to	0.15%	137,654	16.09	to	40.54	5,264,794	0.05%	19.69%	to	19.87%
2020	0.00%	to	0.15%	155,854	13.44	to	33.82	4,961,659	0.18%	6.60%	to	6.76%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)
2024	0.00%			64,921	37.32			2,422,643	0.10%	12.80%
2023	0.00%	to	0.15%	87,274	14.33	to	33.08	2,812,342	0.31%	24.24%	to	24.42%
2022	0.00%	to	0.15%	84,771	11.53	to	26.59	2,212,453	0.46%	-26.52%	to	-26.41%
2021	0.00%	to	0.15%	88,386	15.70	to	36.13	3,108,965	0.17%	10.13%	to	10.30%
2020	0.00%	to	0.15%	110,093	14.25	to	32.76	3,396,547	0.77%	17.84%	to	18.02%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	0.00%	to	0.15%	393,058	23.31	to	43.92	16,821,481	1.32%	16.67%	to	16.85%
2023	0.00%	to	0.15%	410,611	19.98	to	37.59	14,947,904	2.23%	14.02%	to	14.19%
2022	0.00%	to	0.15%	408,553	17.52	to	32.91	13,060,149	1.42%	-8.24%	to	-8.10%
2021	0.00%	to	0.15%	364,215	19.09	to	35.82	12,638,877	1.54%	26.61%	to	26.80%
2020	0.00%	to	0.15%	392,235	15.08	to	28.25	10,823,864	1.42%	7.51%	to	7.67%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	0.00%	to	1.30%	381,680	29.74	to	71.97	25,606,363	0.00%	26.23%	to	27.89%
2023	0.00%	to	1.30%	410,690	23.29	to	56.27	22,225,013	0.00%	42.17%	to	44.02%
2022	0.00%	to	0.15%	453,061	16.20	to	39.07	17,194,629	0.00%	-32.35%	to	-32.24%
2021	0.00%	to	0.15%	533,371	23.94	to	57.67	29,310,206	0.00%	21.76%	to	21.94%
2020	0.00%	to	0.15%	619,770	19.66	to	47.29	27,791,419	0.02%	30.54%	to	30.74%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2024	0.00%	to	0.15%	57,828	12.47	to	26.45	1,374,230	6.04%	6.90%	to	7.06%
2023	0.00%	to	0.15%	60,948	11.67	to	24.70	1,339,842	4.74%	10.10%	to	10.26%
2022	0.00%	to	0.15%	70,971	10.60	to	22.41	1,450,907	5.59%	-13.85%	to	-13.72%
2021	0.00%	to	0.15%	100,813	12.30	to	25.97	2,478,291	3.16%	1.17%	to	1.33%
2020	0.00%	to	0.15%	111,397	12.16	to	25.63	2,762,846	2.10%	7.16%	to	7.32%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	0.00%	to	0.15%	629,628	19.05	to	32.20	19,413,173	0.00%	4.08%	to	4.23%
2023	0.00%	to	0.15%	875,055	18.30	to	30.89	26,293,481	0.00%	7.96%	to	8.12%
2022	0.00%	to	0.15%	923,288	16.95	to	28.57	25,598,684	0.00%	-29.11%	to	-29.01%
2021	0.00%	to	0.15%	1,043,544	23.91	to	40.24	40,080,461	0.00%	12.14%	to	12.31%
2020	0.00%	to	0.15%	1,086,581	21.32	to	35.83	37,631,603	0.00%	42.70%	to	42.91%
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	0.00%	to	0.15%	1,267,356	10.87	to	10.88	13,783,938	1.49%	8.65%	to	8.76%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.00%	to	1.30%	862,351	10.56	to	10.66	9,190,549	0.78%	5.64%	to	6.58%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.00%	to	1.30%	313,601	9.93	to	10.02	3,143,012	0.64%	-0.66%	to	0.23%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.00%	to	0.15%	1,238,828	10.32	to	10.33	12,786,726	3.12%	3.19%	to	3.30%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)
2024	0.00%	to	0.15%	582,864	10.64	to	10.65	6,208,485	1.84%	6.42%	to	6.53%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.00%			248,096	10.68			2,650,425	1.90%	6.83%		*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	0.00%	to	0.15%	1,454,034	11.93	to	11.94	17,362,675	0.00%	19.30%	to	19.42%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	0.00%	to	0.15%	500,784	10.65	to	10.66	5,339,332	2.12%	6.51%	to	6.62%	****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2024	0.00%	to	0.15%	989,303	12.44	to	23.71	22,773,388	5.61%	6.56%	to	6.72%
2023	0.00%	to	0.15%	1,105,016	11.67	to	22.21	23,920,134	5.24%	6.39%	to	6.55%
2022	0.00%	to	0.15%	1,189,602	10.97	to	20.85	23,939,756	4.55%	-12.93%	to	-12.80%
2021	0.00%	to	0.15%	1,321,219	12.60	to	23.91	30,883,255	2.99%	3.12%	to	3.28%
2020	0.00%	to	0.15%	1,413,648	12.22	to	23.15	32,392,635	4.15%	7.14%	to	7.30%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2024	0.00%	to	0.15%	159,914	24.02	to	61.28	8,312,407	0.65%	21.96%	to	22.14%
2023	0.00%	to	0.15%	154,357	19.69	to	50.17	6,718,939	0.83%	16.15%	to	16.33%
2022	0.00%	to	0.15%	153,183	16.95	to	43.13	5,907,596	0.87%	-13.68%	to	-13.55%
2021	0.00%	to	0.15%	167,706	19.64	to	49.89	7,753,767	0.85%	25.43%	to	25.62%
2020	0.00%	to	0.15%	258,024	15.66	to	39.72	9,546,003	0.95%	15.24%	to	15.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2024	0.00%	to	1.30%	95,401	20.22	to	57.43	3,981,388	0.75%	19.04%	to	20.60%
2023	0.00%	to	1.30%	112,174	16.79	to	48.25	3,938,926	0.98%	11.73%	to	13.19%
2022	0.00%	to	1.30%	114,580	31.11	to	43.18	3,583,593	1.36%	-10.61%	to	-9.44%
2021	0.00%	to	1.30%	91,728	34.35	to	48.30	3,173,163	1.00%	27.35%	to	29.02%
2020	0.00%	to	1.30%	104,950	26.62	to	37.93	2,812,246	1.69%	1.37%	to	2.70%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2024	0.00%	to	0.15%	544,045	31.55	to	36.69	19,748,251	0.00%	30.95%	to	31.15%
2023	0.00%	to	0.15%	546,014	24.10	to	27.97	15,094,114	0.00%	35.31%	to	35.51%
2022	0.00%	to	0.15%	515,327	17.81	to	20.64	10,510,191	0.00%	-31.91%	to	-31.81%
2021	0.00%	to	0.15%	578,107	26.15	to	30.27	17,373,173	0.00%	23.05%	to	23.24%
2020	0.00%	to	0.15%	614,652	21.25	to	24.56	15,048,749	0.00%	31.34%	to	31.54%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.00%	to	0.15%	299,759	14.13	to	14.23	4,265,236	0.00%	6.28%	to	6.44%
2023	0.00%	to	0.15%	375,415	13.30	to	13.37	5,018,916	0.00%	14.08%	to	14.25%
2022	0.00%	to	0.15%	242,170	11.66	to	11.70	2,832,897	0.00%	-30.10%	to	-29.99%
2021	0.00%	to	0.15%	249,702	16.68	to	16.72	4,173,088	0.00%	1.42%	to	1.57%
2020	0.00%	to	0.15%	298,442	16.44	to	16.46	4,911,650	0.00%	64.42%	to	64.58%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2024	0.00%	to	0.15%	687,055	18.64	to	21.60	14,575,187	1.36%	11.19%	to	11.35%
2023	0.00%	to	0.15%	726,609	16.76	to	19.40	13,902,513	1.41%	7.47%	to	7.63%
2022	0.00%	to	0.15%	860,756	15.60	to	18.03	15,187,929	1.11%	-6.28%	to	-6.14%
2021	0.00%	to	0.15%	725,974	16.64	to	19.21	13,760,652	1.30%	24.97%	to	25.16%
2020	0.00%	to	0.15%	416,985	13.32	to	15.34	6,358,014	1.64%	3.07%	to	3.22%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2024	0.00%	to	0.15%	533,920	12.20	to	12.25	6,538,596	0.88%	8.60%	to	8.76%
2023	0.00%	to	0.15%	270,913	11.23	to	11.26	3,050,369	0.96%	14.22%	to	14.39%
2022	0.00%			192,038	9.84			1,890,396	0.39%	-1.56%		*	***
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2024	0.00%	to	0.15%	1,039,952	13.42	to	15.76	16,368,260	1.60%	3.28%	to	3.44%
2023	0.00%	to	0.15%	1,157,941	12.99	to	15.24	17,596,628	1.51%	4.19%	to	4.34%
2022	0.00%	to	0.15%	1,692,195	12.47	to	14.60	24,686,099	1.45%	0.73%	to	0.88%
2021	0.00%	to	0.15%	1,839,400	12.38	to	14.48	26,592,404	0.00%	0.93%	to	1.08%
2020	0.00%	to	0.15%	1,646,849	12.27	to	14.32	23,438,636	0.00%	7.22%	to	7.38%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2024	0.00%	to	0.15%	3,501,250	10.47	to	10.58	37,000,450	10.68%	3.47%	to	3.63%
2023	0.00%	to	0.15%	2,890,211	10.12	to	10.21	29,495,018	3.45%	5.80%	to	5.96%
2022	0.25%	to	0.40%	3,351,745	9.56	to	9.64	32,068,383	3.21%	-13.18%	to	-13.05%
2021	0.25%	to	0.40%	3,395,799	11.01	to	11.08	37,622,246	2.71%	-0.40%	to	-0.25%
2020	0.25%	to	0.40%	3,013,411	11.06	to	11.11	33,469,913	2.95%	3.68%	to	3.83%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	0.00%	to	0.15%	280,996	9.95	to	9.99	2,806,167	1.36%	5.84%	to	6.00%
2023	0.00%	to	0.15%	329,466	9.40	to	9.42	3,104,143	1.57%	3.71%	to	3.86%
2022	0.00%			192,819	9.07			1,749,207	0.82%	-9.28%		*	***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.00%	to	0.15%	425,306	12.29	to	12.32	5,241,160	3.59%	11.14%	to	11.31%
2023	0.00%	to	0.15%	67,939	11.06	to	11.07	752,108	4.32%	10.62%	to	10.73%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	0.00%	to	1.30%	11,740,251	14.12	to	54.46	433,657,837	1.17%	23.26%	to	24.88%
2023	0.00%	to	1.30%	8,787,192	11.46	to	43.61	264,594,079	1.65%	14.59%	to	25.97%
2022	0.00%	to	0.50%	6,469,669	17.17	to	34.62	156,700,763	1.43%	-18.61%	to	-18.20%
2021	0.00%	to	0.50%	6,395,173	21.10	to	42.32	190,457,734	2.48%	27.86%	to	28.50%
2020	0.00%	to	0.50%	4,752,899	16.50	to	32.94	112,760,313	2.20%	17.65%	to	18.24%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2024	0.00%	to	0.15%	7,580,018	14.34	to	15.96	114,979,115	3.81%	3.10%	to	3.25%
2023	0.00%	to	0.15%	6,907,741	13.91	to	15.45	101,595,153	2.80%	17.40%	to	17.71%
2022	0.00%	to	0.50%	6,919,105	11.85	to	13.13	86,672,096	4.29%	-14.57%	to	-14.14%
2021	0.00%	to	0.50%	6,167,649	13.87	to	15.29	90,376,385	3.20%	10.43%	to	10.98%
2020	0.00%	to	0.50%	5,630,895	12.56	to	13.78	74,613,903	3.07%	7.12%	to	7.66%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2024	0.00%	to	0.15%	2,202,609	19.28	to	44.91	59,018,908	1.33%	13.48%	to	13.65%
2023	0.00%	to	0.15%	1,828,415	16.99	to	39.51	43,681,924	1.61%	15.93%	to	16.23%
2022	0.00%	to	0.50%	1,385,343	14.65	to	34.00	28,664,072	1.40%	-13.70%	to	-13.27%
2021	0.00%	to	0.50%	1,469,405	16.98	to	39.20	35,248,073	1.42%	23.81%	to	24.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	0.50%	1,290,556	13.72	to	31.50	25,241,893	1.25%	12.72%	to	13.28%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.00%	to	0.15%	723,970	11.73	to	11.76	8,514,270	10.99%	10.18%	to	10.34%
2023	0.00%			72,464	10.66			772,418	6.79%	6.59%		*	***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.00%	to	0.15%	255,201	12.41	to	12.45	3,175,578	4.31%	15.31%	to	15.49%
2023	0.00%	to	0.15%	35,840	10.77	to	10.78	386,079	5.08%	7.65%	to	7.76%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2024	0.00%	to	0.15%	6,443,840	10.40	to	15.97	75,327,612	3.80%	0.99%	to	1.14%
2023	0.00%	to	0.15%	3,675,868	10.30	to	15.79	42,699,933	4.09%	5.11%	to	5.38%
2022	0.00%	to	0.50%	1,965,491	9.80	to	14.99	22,465,695	2.43%	-13.66%	to	-13.23%
2021	0.00%	to	0.50%	1,973,500	11.35	to	17.27	26,199,002	2.24%	-2.42%	to	-1.93%
2020	0.00%	to	0.50%	1,755,771	11.64	to	17.61	23,812,085	2.97%	6.80%	to	7.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2024	0.00%	to	0.15%	34,003	12.86	to	12.95	439,000	0.00%	10.51%	to	10.67%
2023	0.00%	to	0.15%	35,292	11.64	to	11.70	412,073	0.00%	16.39%	to	16.56%
2022	0.00%	to	0.15%	34,301	10.00	to	10.03	343,670	0.00%	-17.62%	to	-17.50%
2021	0.00%	to	0.15%	68,472	12.14	to	12.16	832,446	0.40%	12.21%	to	12.38%
2020	0.00%	to	0.15%	57,672	10.82			624,209	0.00%	8.20%	to	8.24%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2024	0.00%	to	0.15%	497,373	10.21	to	10.30	5,123,310	4.76%	1.21%	to	1.36%
2023	0.00%	to	0.15%	220,288	10.09	to	10.16	2,238,182	4.30%	5.49%	to	5.64%
2022	0.35%	to	0.50%	119,370	9.57	to	9.62	1,148,115	2.21%	-13.74%	to	-13.61%
2021	0.35%	to	0.50%	123,204	11.09	to	11.14	1,371,642	1.31%	-2.08%	to	-1.93%
2020	0.35%	to	0.50%	128,526	11.33	to	11.36	1,459,112	1.17%	8.56%	to	8.69%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2024	0.00%	to	0.15%	482,623	17.96	to	18.11	8,740,383	2.03%	16.01%	to	16.19%
2023	0.00%	to	0.15%	364,840	15.48	to	15.59	5,686,399	2.25%	20.73%	to	20.91%
2022	0.35%	to	0.50%	249,272	12.82	to	12.89	3,213,476	2.00%	-16.38%	to	-16.26%
2021	0.35%	to	0.50%	307,477	15.33	to	15.39	4,733,268	2.35%	21.81%	to	21.99%
2020	0.35%	to	0.50%	113,153	12.59	to	12.62	1,427,772	2.31%	58.47%	to	58.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2024	0.00%	to	0.15%	93,586	12.34	to	12.41	1,160,848	0.00%	9.01%	to	9.18%
2023	0.00%	to	0.15%	69,500	11.32	to	11.37	789,614	0.00%	14.78%	to	14.95%
2022	0.00%	to	0.15%	230,778	9.86	to	9.89	2,282,276	0.00%	-16.61%	to	-16.49%
2021	0.00%	to	0.15%	230,515	11.82	to	11.84	2,730,009	0.43%	10.27%	to	10.44%
2020	0.00%	to	0.15%	221,186	10.72			2,372,107	0.00%	7.22%	to	7.25%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2024	0.00%	to	0.15%	672,008	10.63	to	10.66	7,163,319	5.21%	1.99%	to	2.15%
2023	0.00%	to	0.15%	66,667	10.43	to	10.44	695,703	6.18%	4.26%	to	4.36%	****
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2024	0.00%	to	0.15%	28,402	10.11	to	10.15	288,169	0.27%	-1.87%	to	-1.72%
2023	0.00%	to	0.15%	4,322	10.30	to	10.32	44,614	1.43%	15.37%	to	15.54%
2022	0.00%			3,510	8.94			31,363	0.00%	-10.64%		*	***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.00%	to	0.15%	245,911	14.72	to	14.82	3,642,666	6.15%	4.28%	to	4.44%
2023	0.00%	to	0.15%	221,482	14.12	to	14.19	3,141,434	2.61%	15.50%	to	15.67%
2022	0.00%	to	0.15%	285,062	12.22	to	12.26	3,495,784	4.31%	-6.00%	to	-5.86%
2021	0.00%	to	0.15%	100,936	13.00	to	13.03	1,315,012	3.57%	10.41%	to	10.58%
2020	0.00%			90,266	11.78			1,063,499	0.00%	17.82%		*	***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.00%	to	0.15%	241,251	15.39	to	15.43	3,716,923	0.88%	25.87%	to	26.06%
2023	0.00%	to	0.15%	57,495	12.22	to	12.24	703,311	2.94%	22.24%	to	22.36%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2024	0.00%			12,009	8.58			102,987	0.00%	18.08%
2023	0.00%	to	0.15%	12,226	7.23	to	7.26	88,764	0.00%	20.26%	to	20.44%
2022	0.00%	to	0.15%	19,067	6.01	to	6.03	114,958	0.00%	-37.91%	to	-37.82%
2021	0.00%	to	0.15%	29,015	9.69	to	9.70	281,351	0.00%	-3.12%	to	-3.03%	****
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
2024	0.00%	to	0.15%	145,440	16.32	to	16.51	2,398,756	1.12%	8.38%	to	8.54%
2023	0.00%	to	0.15%	172,743	15.06	to	15.21	2,625,781	1.45%	8.65%	to	8.82%
2022	0.00%	to	0.15%	221,540	13.86	to	13.98	3,095,340	1.64%	-2.74%	to	-2.59%
2021	0.00%			171,649	14.35			2,463,212	0.92%	24.20%
2020	0.00%			148,753	11.55			1,718,687	1.85%	-1.07%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2024	0.00%	to	0.15%	186,801	18.93	to	19.15	3,574,927	0.27%	8.47%	to	8.63%
2023	0.00%	to	0.15%	195,338	17.45	to	17.62	3,441,407	0.44%	20.41%	to	20.59%
2022	0.00%	to	0.15%	183,406	14.49	to	14.61	2,679,503	0.49%	-23.03%	to	-22.92%
2021	0.00%	to	0.15%	167,147	18.83	to	18.96	3,168,054	0.27%	26.62%	to	26.81%
2020	0.00%	to	0.15%	236,606	14.87	to	14.95	3,536,889	1.06%	13.19%	to	13.36%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2024	0.00%	to	0.15%	5,473,216	16.84	to	34.17	119,960,732	1.30%	11.18%	to	11.35%
2023	0.00%	to	0.15%	5,013,910	15.14	to	30.69	98,218,941	1.45%	16.39%	to	16.69%
2022	0.00%	to	0.50%	5,234,656	13.01	to	26.30	88,089,929	1.15%	-20.86%	to	-20.46%
2021	0.00%	to	0.50%	4,725,404	16.44	to	33.06	101,238,327	1.15%	13.97%	to	14.54%
2020	0.00%	to	0.50%	3,963,096	14.43	to	28.86	74,540,857	1.43%	19.12%	to	19.71%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2024	0.00%	to	0.15%	38,148,017	11.30	to	11.40	434,146,343	4.91%	4.88%	to	5.04%
2023	0.00%	to	0.15%	32,994,767	10.77	to	10.85	357,661,766	4.79%	4.75%	to	4.90%
2022	0.00%	to	0.15%	38,475,393	10.28	to	10.34	397,596,105	1.60%	1.25%	to	1.40%
2021	0.00%	to	0.15%	19,126,510	10.15	to	10.20	195,044,486	0.00%	-0.15%	to	0.00%
2020	0.00%	to	0.15%	12,440,465	10.17	to	10.20	126,760,100	0.15%	0.14%	to	0.29%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.00%	to	0.15%	290,265	19.34	to	19.53	5,665,621	1.12%	13.48%	to	13.66%
2023	0.00%	to	0.15%	355,260	17.04	to	17.19	6,099,852	1.47%	8.11%	to	8.27%
2022	0.00%	to	0.15%	301,124	15.76	to	15.87	4,777,763	1.46%	-8.58%	to	-8.44%
2021	0.00%	to	0.15%	179,094	17.24	to	17.34	3,104,435	0.48%	21.70%	to	21.88%
2020	0.00%	to	0.15%	324,798	14.17	to	14.22	4,619,972	3.78%	10.19%	to	10.35%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	0.00%	to	0.15%	59,949	23.27	to	72.00	4,005,271	0.00%	23.83%	to	24.02%
2023	0.00%	to	0.15%	45,928	18.79	to	58.06	2,447,609	0.00%	17.97%	to	18.15%
2022	0.00%	to	0.15%	49,034	15.93	to	49.14	2,228,134	0.00%	-28.84%	to	-28.73%
2021	0.00%	to	0.15%	65,652	22.38	to	68.95	4,177,307	0.00%	12.82%	to	12.99%
2020	0.00%	to	0.15%	84,567	19.84	to	61.03	4,976,946	0.00%	39.77%	to	39.98%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2024	0.00%	to	0.15%	70,474	15.02	to	39.26	2,705,790	0.67%	8.66%	to	8.82%
2023	0.00%	to	0.15%	87,442	13.83	to	36.08	3,028,052	0.96%	10.84%	to	11.00%
2022	0.00%	to	0.15%	123,315	12.48	to	32.50	3,918,705	0.47%	-9.89%	to	-9.75%
2021	0.00%	to	1.30%	134,392	13.84	to	43.60	4,577,924	0.63%	31.08%	to	32.80%
2020	0.00%	to	0.15%	135,924	10.44	to	27.12	3,599,834	1.08%	-2.77%	to	-2.62%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.00%			36,413	64.87			2,362,044	0.22%	25.84%
2023	0.00%			41,369	51.55			2,132,436	0.34%	26.90%
2022	0.00%			43,981	40.62			1,786,553	0.44%	-18.45%
2021	0.00%			46,251	49.81			2,303,852	0.36%	23.48%
2020	0.00%			55,625	40.34			2,243,975	0.59%	19.56%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.00%	to	0.15%	351,169	11.53	to	14.42	4,982,028	5.57%	5.94%	to	6.10%
2023	0.00%	to	0.15%	405,900	10.89	to	13.59	5,392,371	4.25%	5.74%	to	5.90%
2022	0.00%	to	0.15%	341,725	10.30	to	12.84	4,201,215	2.52%	-5.33%	to	-5.19%
2021	0.00%	to	0.15%	750,979	10.88	to	13.54	10,070,374	2.72%	0.59%	to	0.74%
2020	0.00%	to	0.15%	463,576	10.81	to	13.44	6,208,052	2.33%	3.30%	to	3.46%
New Age Alpha Variable Funds Trust - NAA Large Cap Value Series (NALCV)
2024	0.00%			3,984	9.88			39,369	0.00%	-1.19%		*	***
New Age Alpha Variable Funds Trust - NAA Large Growth Series (NALG)
2024	0.00%			160,481	10.37			1,664,697	0.00%	3.73%		*	***
New Age Alpha Variable Funds Trust - NAA Mid Growth Series (NAMG)
2024	0.00%	to	0.15%	168,429	10.00			1,684,586	0.00%	-0.01%	to	0.02%	****
New Age Alpha Variable Funds Trust - NAA Small Cap Value Series (NASCV)
2024	0.00%	to	0.15%	88,772	10.08	to	10.09	895,396	0.00%	0.84%	to	0.87%	****
New Age Alpha Variable Funds Trust - NAA Small Growth Series (NASG)
2024	0.00%			213	10.01			2,135	0.00%	0.10%		*	***
New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)
2024	0.00%			7,724	9.76			75,411	0.00%	-2.37%		*	***
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)
2024	0.00%			418	28.92			12,094	1.38%	12.21%
2023	0.00%			418	25.77			10,780	0.47%	17.77%
2022	0.00%			4,110	21.89			89,938	1.35%	-15.74%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%			4,113	25.98			106,832	0.65%	19.66%
2020	0.00%			4,116	21.71			89,346	1.43%	12.92%
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
2024	0.00%	to	0.15%	94,729	15.95	to	16.09	1,524,113	1.72%	11.82%	to	11.99%
2023	0.00%	to	0.15%	41,882	14.27	to	14.37	601,663	1.04%	17.19%	to	17.37%
2022	0.00%			39,834	12.24			487,642	1.29%	-15.88%
2021	0.00%			34,328	14.55			499,544	0.54%	19.31%
2020	0.00%			18,381	12.20			224,189	0.88%	12.68%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)
2024	0.00%			9	17.79			154	0.02%	6.38%
2023	0.00%			9,267	16.72			154,974	0.51%	9.50%
2022	0.00%			9,283	15.27			141,761	20.15%	-11.75%
2021	0.00%			9,298	17.31			160,902	1.35%	8.80%
2020	0.00%			9,312	15.91			148,115	2.54%	6.17%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 2 (NOTB2)
2024	0.00%			38,925	17.21			669,804	1.21%	6.09%
2023	0.00%			105,568	16.22			1,712,239	0.43%	9.03%
2022	0.00%			62,374	14.88			927,837	15.72%	-11.85%
2021	0.00%	to	0.15%	98,261	13.09	to	16.87	1,651,581	1.37%	8.41%	to	8.57%
2020	0.00%	to	0.15%	61,618	12.07	to	15.54	954,743	2.15%	5.74%	to	5.90%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2024	0.00%	to	0.15%	150,292	8.88	to	10.06	1,505,958	3.83%	4.65%	to	4.81%
2023	0.00%	to	0.15%	238,583	8.49	to	9.60	2,280,951	1.95%	1.37%	to	1.53%
2022	0.00%	to	0.15%	287,698	8.37	to	9.46	2,715,196	0.83%	-13.25%	to	-13.12%
2021	0.00%	to	0.15%	825,096	9.65	to	10.88	8,969,194	0.32%	-2.54%	to	-2.39%
2020	0.00%	to	0.15%	848,730	9.90	to	11.15	9,452,268	2.30%	2.27%	to	2.42%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
2024	0.00%			96,052	13.39			1,286,065	1.98%	6.86%
2023	0.00%			102,609	12.53			1,285,684	2.23%	11.39%
2022	0.00%			30,786	11.25			346,296	1.35%	-11.15%
2021	0.00%			45,425	12.66			575,108	0.86%	9.62%
2020	0.00%			28,627	11.55			330,622	1.44%	8.40%		*	***
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2024	0.00%			112,918	16.73			1,888,819	2.43%	6.00%
2023	0.00%	to	0.15%	114,033	12.71	to	15.78	1,786,485	1.95%	9.03%	to	9.19%
2022	0.00%	to	0.15%	114,483	11.66	to	14.45	1,642,876	1.85%	-8.99%	to	-8.85%
2021	0.00%			98,591	15.86			1,563,251	0.79%	6.45%
2020	0.00%			70,158	14.90			1,045,033	1.74%	7.04%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)
2024	0.00%	to	0.10%	337,341	15.25	to	18.10	5,600,437	2.03%	7.89%	to	8.00%
2023	0.00%	to	0.10%	512,466	14.14	to	16.76	7,970,914	0.54%	11.25%	to	11.36%
2022	0.00%	to	0.10%	1,235,188	12.71	to	15.05	17,459,868	8.39%	-13.54%	to	-13.45%
2021	0.00%	to	0.10%	1,613,808	14.70	to	17.39	26,485,186	1.29%	12.68%	to	12.79%
2020	0.00%	to	0.10%	1,951,589	13.04	to	15.42	28,550,634	2.40%	5.36%	to	5.46%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 2 (NOTG2)
2024	0.00%	to	0.15%	81,520	14.33	to	17.51	1,420,078	2.36%	7.55%	to	7.71%
2023	0.00%	to	0.15%	77,112	13.33	to	16.26	1,247,763	0.47%	10.97%	to	11.14%
2022	0.00%	to	0.15%	78,249	12.01	to	14.63	1,139,579	8.60%	-13.85%	to	-13.73%
2021	0.00%	to	0.15%	43,756	13.94	to	16.96	734,295	1.04%	12.42%	to	12.59%
2020	0.00%	to	0.15%	48,103	12.40	to	15.06	717,628	2.08%	5.03%	to	5.19%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)
2024	0.00%			47,912	28.33			1,357,339	1.51%	11.09%
2023	0.00%			47,925	25.50			1,222,183	1.45%	16.41%
2022	0.00%			47,940	21.91			1,050,262	1.97%	-14.55%
2021	0.00%			44,401	25.64			1,138,406	0.88%	16.89%
2020	0.00%			61,888	21.93			1,357,438	1.16%	11.92%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
2024	0.00%	to	0.15%	95,067	15.03	to	27.26	2,075,656	1.32%	10.62%	to	10.79%
2023	0.00%	to	0.15%	110,178	13.59	to	24.60	2,222,448	1.23%	15.91%	to	16.09%
2022	0.00%	to	0.15%	131,056	11.72	to	21.19	2,349,485	1.70%	-14.83%	to	-14.70%
2021	0.00%			70,052	24.85			1,740,558	0.82%	16.52%
2020	0.00%			24,209	21.32			516,230	1.89%	11.67%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)
2021	0.00%			10,579	21.04			222,592	0.57%	13.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%			41,710	18.60			775,783	0.85%	10.83%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
2024	0.00%	to	0.15%	89,565	13.98	to	22.03	1,679,439	1.83%	8.67%	to	8.84%
2023	0.00%	to	0.15%	97,581	12.87	to	20.24	1,773,109	1.85%	13.30%	to	13.47%
2022	0.00%			62,561	17.84			1,115,945	1.46%	-12.90%
2021	0.00%			63,101	20.48			1,292,262	0.92%	12.82%
2020	0.00%			96,665	18.15			1,754,713	1.62%	10.60%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)
2024	0.00%			15,060	19.29			290,454	2.67%	7.89%
2023	0.00%			17,675	17.88			315,968	0.63%	10.62%
2022	0.00%			20,166	16.16			325,876	12.49%	-13.22%
2021	0.00%			62,641	18.62			1,166,522	1.35%	11.38%
2020	0.00%			66,688	16.72			1,115,041	2.57%	6.20%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 2 (NOTMG2)
2024	0.00%	to	0.15%	22,806	14.02	to	18.67	422,046	2.61%	7.42%	to	7.58%
2023	0.00%	to	0.15%	21,095	13.05	to	17.35	362,824	0.37%	10.17%	to	10.33%
2022	0.00%	to	0.15%	40,253	11.85	to	15.73	628,661	13.63%	-13.48%	to	-13.35%
2021	0.00%	to	0.15%	57,196	13.69	to	18.15	1,035,387	1.20%	10.89%	to	11.06%
2020	0.00%	to	0.15%	58,165	12.35	to	16.35	948,185	2.17%	5.75%	to	5.91%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)
2024	0.00%			10,728	20.01			214,637	2.16%	7.04%
2023	0.00%			10,821	18.69			202,255	1.95%	11.75%
2022	0.00%			10,917	16.72			182,579	1.68%	-10.99%
2021	0.00%			11,013	18.79			206,930	0.95%	9.97%
2020	0.00%	to	0.10%	28,888	14.64	to	17.09	450,067	1.48%	8.51%	to	8.62%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2024	0.00%	to	1.30%	25,761	11.62	to	17.89	441,875	1.54%	11.29%	to	12.76%
2023	0.00%	to	1.30%	30,424	10.32	to	15.86	465,767	1.71%	-2.85%	to	-1.58%
2022	0.00%	to	1.30%	43,743	10.50	to	16.12	651,573	1.33%	-11.51%	to	-10.35%
2021	0.00%	to	1.30%	85,411	11.73	to	17.98	1,309,522	1.18%	28.62%	to	30.30%
2020	0.00%	to	1.30%	79,554	9.02	to	13.80	1,031,865	3.41%	-8.45%	to	-7.25%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2024	0.00%	to	1.30%	50,719	17.17	to	29.69	1,434,521	0.00%	21.43%	to	23.03%
2023	0.00%	to	1.30%	59,058	13.98	to	24.13	1,376,562	0.00%	18.27%	to	19.81%
2022	0.00%	to	1.30%	80,322	11.68	to	20.14	1,548,330	0.00%	-23.56%	to	-22.56%
2021	0.00%	to	1.30%	181,397	15.11	to	26.01	4,550,572	0.00%	27.99%	to	29.66%
2020	0.00%	to	1.30%	74,669	11.67	to	20.06	1,397,959	0.12%	-2.48%	to	-1.20%
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class (MNCPS)
2024	0.00%	to	0.15%	673,793	18.92	to	19.14	12,881,253	3.08%	8.21%	to	8.37%
2023	0.00%	to	0.15%	659,430	17.48	to	17.66	11,633,027	2.02%	8.42%	to	8.58%
2022	0.00%	to	0.15%	824,679	16.13	to	16.26	13,410,788	3.19%	-13.02%	to	-12.89%
2021	0.00%	to	0.15%	1,077,901	18.54	to	18.67	20,113,522	0.89%	8.81%	to	8.98%
2020	0.00%	to	0.15%	1,233,791	17.04	to	17.13	21,137,967	0.47%	35.50%	to	35.70%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class (PMUBAM)
2024	0.00%	to	0.15%	1,115,320	12.08	to	14.02	15,582,547	4.77%	5.45%	to	5.61%
2023	0.00%	to	0.15%	1,072,278	11.46	to	13.28	14,138,050	3.69%	6.93%	to	7.09%
2022	0.00%	to	0.15%	1,094,378	10.71	to	12.40	13,530,998	2.72%	-6.50%	to	-6.36%
2021	0.00%			951,622	13.24			12,600,574	2.09%	1.29%
2020	0.00%			755,901	13.07			9,881,898	2.81%	4.81%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	0.00%	to	0.15%	714,897	14.01	to	23.79	16,798,724	6.57%	3.59%	to	3.74%
2023	0.00%	to	0.15%	892,937	13.53	to	22.93	20,142,987	3.07%	7.98%	to	8.14%
2022	0.00%	to	0.15%	854,907	12.53	to	21.20	17,749,204	8.32%	-11.98%	to	-11.84%
2021	0.00%	to	0.15%	590,054	14.23	to	24.05	13,737,165	11.41%	16.06%	to	16.23%
2020	0.00%	to	0.15%	634,696	12.26	to	20.69	12,682,758	4.89%	7.85%	to	8.01%
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)
2024	0.00%			48,523	13.58			659,159	6.57%	3.95%
2023	0.00%			48,541	13.07			634,347	3.08%	8.28%
2022	0.00%			48,560	12.07			586,064	7.81%	-11.66%
2021	0.00%			48,580	13.66			663,661	11.12%	16.41%
2020	0.00%			48,598	11.74			570,308	2.58%	17.35%		*	***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	0.00%	to	0.15%	835,605	11.75	to	23.63	19,341,217	6.43%	7.36%	to	7.52%
2023	0.00%	to	0.15%	1,050,619	10.95	to	21.98	22,596,555	5.66%	10.93%	to	11.10%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.00%	to	0.15%	1,241,713	9.87	to	19.78	24,138,743	4.83%	-15.84%	to	-15.71%
2021	0.00%	to	0.15%	971,853	11.73	to	23.47	22,409,190	4.49%	-2.71%	to	-2.56%
2020	0.00%	to	0.15%	1,158,951	12.05	to	24.09	27,488,908	4.67%	6.55%	to	6.71%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.00%	to	0.15%	372,692	9.22	to	12.41	4,613,560	3.37%	-3.55%	to	-3.40%
2023	0.00%	to	0.15%	471,829	9.56	to	12.85	6,047,683	2.52%	6.05%	to	6.21%
2022	0.00%	to	0.15%	469,517	9.01	to	12.10	5,665,674	1.59%	-19.10%	to	-18.98%
2021	0.00%	to	0.15%	351,785	11.14	to	14.93	5,236,485	5.76%	-7.66%	to	-7.52%
2020	0.00%	to	0.15%	381,446	12.06	to	16.14	6,156,308	5.16%	10.61%	to	10.77%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	0.00%	to	0.15%	2,054,919	11.77	to	22.21	45,201,607	3.62%	5.30%	to	5.46%
2023	0.00%	to	0.15%	2,011,233	11.18	to	21.06	41,968,623	2.59%	8.85%	to	9.01%
2022	0.00%	to	0.15%	1,659,841	10.27	to	19.32	31,672,471	1.48%	-10.29%	to	-10.15%
2021	0.00%	to	0.15%	1,876,257	11.45	to	21.50	39,765,614	1.58%	-2.10%	to	-1.96%
2020	0.00%	to	0.15%	1,790,574	11.69	to	21.93	38,455,807	5.87%	5.40%	to	5.56%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2024	0.00%	to	0.15%	197,225	10.39	to	17.00	3,337,897	3.55%	-0.65%	to	-0.50%
2023	0.00%	to	0.15%	163,188	10.45	to	17.08	2,772,010	2.25%	5.10%	to	5.25%
2022	0.00%	to	0.15%	185,525	9.95	to	16.23	2,994,077	1.48%	-11.14%	to	-11.00%
2021	0.00%	to	0.15%	224,337	11.19	to	18.24	4,033,587	5.03%	-4.30%	to	-4.16%
2020	0.00%	to	0.15%	195,433	11.70	to	19.03	3,673,649	2.39%	9.95%	to	10.12%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	0.00%	to	0.15%	1,714,852	13.43	to	27.07	45,634,941	5.86%	6.72%	to	6.88%
2023	0.00%	to	0.15%	1,421,185	12.58	to	25.33	35,369,616	5.65%	12.04%	to	12.20%
2022	0.00%	to	0.15%	1,297,043	11.23	to	22.57	28,887,854	5.08%	-10.42%	to	-10.28%
2021	0.00%	to	0.15%	1,297,505	12.54	to	25.16	32,285,076	4.45%	3.48%	to	3.63%
2020	0.00%	to	0.15%	1,594,292	12.11	to	24.28	38,540,417	4.81%	5.59%	to	5.75%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2024	0.00%	to	0.15%	14,667,403	12.90	to	14.20	207,691,775	5.88%	5.25%	to	5.41%
2023	0.00%	to	0.15%	12,367,515	12.26	to	13.47	166,178,267	5.29%	8.07%	to	8.24%
2022	0.00%	to	0.15%	11,327,761	11.34	to	12.45	140,654,370	3.72%	-7.91%	to	-7.78%
2021	0.00%	to	0.15%	11,915,484	12.32	to	13.50	160,492,423	2.89%	1.84%	to	2.00%
2020	0.00%	to	0.15%	10,236,912	12.10	to	13.24	135,261,739	4.63%	6.35%	to	6.51%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.00%	to	0.15%	1,837,842	10.98	to	15.69	28,583,711	3.99%	4.34%	to	4.50%
2023	0.00%	to	0.15%	1,930,144	10.52	to	15.02	28,692,648	3.59%	4.81%	to	4.96%
2022	0.00%	to	0.15%	2,119,123	10.04	to	14.31	29,919,773	1.65%	-5.88%	to	-5.74%
2021	0.00%	to	0.15%	2,265,678	10.66	to	15.18	33,775,726	0.52%	-1.08%	to	-0.93%
2020	0.00%	to	0.15%	2,148,775	10.78	to	15.32	32,501,778	1.19%	2.84%	to	2.99%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2024	0.00%	to	0.15%	882,841	9.01	to	18.30	15,506,606	2.71%	-6.15%	to	-6.01%
2023	0.00%	to	0.15%	1,029,096	9.60	to	19.47	19,098,453	2.38%	3.82%	to	3.98%
2022	0.00%	to	0.15%	677,538	9.25	to	18.72	12,095,060	2.06%	-28.98%	to	-28.87%
2021	0.00%	to	0.15%	727,756	13.02	to	26.32	18,781,478	1.57%	-4.93%	to	-4.78%
2020	0.00%	to	0.15%	619,199	13.70	to	27.65	15,928,825	1.68%	17.22%	to	17.39%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	0.00%	to	0.15%	1,253,419	11.73	to	18.79	23,326,807	2.61%	1.97%	to	2.13%
2023	0.00%	to	0.15%	1,426,791	11.50	to	18.40	26,069,290	3.00%	3.51%	to	3.67%
2022	0.00%	to	0.15%	1,683,629	11.11	to	17.75	29,511,950	7.13%	-12.04%	to	-11.90%
2021	0.00%	to	0.15%	1,813,386	12.63	to	20.14	36,158,027	4.89%	5.43%	to	5.59%
2020	0.00%	to	1.30%	1,595,759	11.98	to	19.08	30,295,709	1.42%	10.27%	to	11.71%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	0.00%	to	0.15%	1,321,847	9.37	to	14.05	12,427,362	2.24%	4.00%	to	4.16%
2023	0.00%	to	0.15%	1,230,239	8.99	to	13.51	11,192,540	16.59%	-7.99%	to	-7.85%
2022	0.00%	to	0.15%	1,329,831	9.76	to	14.69	13,238,410	23.25%	8.45%	to	8.61%
2021	0.00%	to	0.15%	1,352,115	8.98	to	13.54	12,375,424	4.30%	33.14%	to	33.34%
2020	0.00%	to	0.15%	1,346,285	6.74	to	10.17	9,025,188	5.47%	1.20%	to	1.35%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	0.00%	to	0.15%	7,371,580	10.93	to	19.97	145,473,845	4.04%	2.38%	to	2.53%
2023	0.00%	to	0.15%	6,938,066	10.68	to	19.48	133,477,978	3.56%	5.77%	to	5.92%
2022	0.00%	to	0.15%	6,919,063	10.10	to	18.39	125,895,763	2.61%	-14.43%	to	-14.30%
2021	0.00%	to	0.15%	7,320,268	11.80	to	21.46	155,443,188	1.82%	-1.41%	to	-1.27%
2020	0.00%	to	0.15%	6,833,972	11.97	to	21.73	146,965,340	2.11%	8.49%	to	8.65%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.00%	to	0.15%	264,951	11.65	to	12.26	3,245,977	3.73%	3.40%	to	3.55%
2023	0.00%	to	0.15%	249,041	11.27	to	11.84	2,946,529	2.29%	7.81%	to	7.97%
2022	0.00%	to	0.15%	265,313	10.45	to	10.97	2,908,280	1.61%	-11.67%	to	-11.54%
2021	0.00%	to	0.15%	230,542	11.83	to	12.40	2,856,734	2.33%	-1.66%	to	-1.52%
2020	0.00%	to	0.15%	202,793	12.03	to	12.59	2,551,869	4.89%	7.94%	to	8.10%
PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)
2024	0.00%			82	18.82			1,546	4.26%	9.15%
2023	0.00%			82	17.24			1,421	2.96%	13.49%
2022	0.00%			83	15.19			1,257	4.83%	-16.56%
2021	0.00%			628	18.20			11,438	4.45%	8.60%
2020	0.00%			635	16.76			10,643	3.24%	4.15%
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
2024	0.00%	to	0.15%	220,495	15.88	to	18.60	4,073,068	3.58%	10.64%	to	10.81%
2023	0.00%	to	0.15%	238,702	14.36	to	16.78	3,985,156	2.21%	12.85%	to	13.02%
2022	0.00%	to	0.15%	286,758	12.72	to	14.85	4,236,811	3.25%	-18.48%	to	-18.36%
2021	0.00%	to	0.15%	155,827	15.60	to	18.19	2,791,458	2.05%	12.46%	to	12.63%
2020	0.00%	to	0.15%	166,207	13.88	to	16.15	2,664,809	7.71%	16.66%	to	16.83%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.00%	to	1.30%	5,393,211	12.01	to	16.14	86,235,188	5.00%	4.68%	to	6.05%
2023	0.00%	to	1.30%	5,066,855	11.34	to	15.21	76,453,577	4.44%	4.53%	to	5.89%
2022	0.00%	to	1.30%	5,933,157	10.73	to	14.37	84,496,951	1.76%	-1.44%	to	-0.15%
2021	0.00%	to	1.30%	4,119,233	10.76	to	14.39	59,076,341	1.11%	-1.35%	to	-0.06%
2020	0.00%	to	1.30%	3,857,404	10.78	to	14.40	55,434,867	1.27%	0.92%	to	2.24%
ProFunds - ProFund VP Asia 30 (PROA30)
2024	0.00%	to	0.15%	110,194	11.54	to	13.05	1,431,372	0.68%	11.39%	to	11.56%
2023	0.00%	to	0.15%	69,086	10.36	to	11.69	802,349	0.08%	4.16%	to	4.32%
2022	0.00%	to	0.15%	114,059	9.94	to	11.21	1,272,221	1.14%	-24.54%	to	-24.42%
2021	0.00%	to	0.15%	73,169	13.18	to	14.83	1,078,384	0.00%	-18.64%	to	-18.52%
2020	0.00%	to	0.15%	134,042	16.20	to	18.20	2,433,243	0.61%	35.34%	to	35.55%
ProFunds - ProFund Access VP High Yield (PROAHY)
2024	0.00%	to	0.15%	219,805	12.19	to	20.09	4,405,730	5.07%	6.15%	to	6.31%
2023	0.00%	to	0.15%	292,967	11.48	to	18.90	5,528,560	8.19%	10.26%	to	10.43%
2022	0.00%	to	0.15%	360,093	10.41	to	17.12	6,155,245	8.41%	-8.10%	to	-7.97%
2021	0.00%	to	0.15%	59,961	11.33	to	18.60	1,106,666	2.08%	0.12%	to	0.27%
2020	0.00%	to	0.15%	91,751	11.32	to	18.55	1,650,070	2.62%	-0.21%	to	-0.06%
ProFunds - ProFund VP Biotechnology (PROBIO)
2024	0.00%	to	0.15%	45,082	16.21	to	51.79	1,927,328	0.00%	-0.30%	to	-0.15%
2023	0.00%	to	0.15%	45,477	16.26	to	51.87	2,006,626	0.00%	9.98%	to	10.14%
2022	0.00%	to	0.15%	76,620	14.78	to	47.09	3,268,483	0.00%	-7.85%	to	-7.71%
2021	0.00%	to	0.15%	64,252	16.04	to	51.02	2,941,594	0.00%	15.56%	to	15.73%
2020	0.00%	to	0.15%	95,288	13.88	to	44.09	3,845,103	0.02%	15.20%	to	15.38%
ProFunds - ProFund VP Bull (PROBL)
2024	0.00%	to	0.15%	433,296	23.88	to	49.05	21,247,215	0.76%	22.31%	to	22.49%
2023	0.00%	to	0.15%	468,987	19.53	to	40.04	18,774,550	0.00%	23.55%	to	23.74%
2022	0.00%	to	0.15%	343,908	15.80	to	32.36	11,125,061	0.00%	-19.86%	to	-19.74%
2021	0.00%	to	0.15%	628,234	19.72	to	40.32	25,297,007	0.00%	26.14%	to	26.33%
2020	0.00%	to	0.15%	678,688	15.63	to	31.91	21,647,437	0.12%	15.86%	to	16.03%
ProFunds - ProFund VP Materials (PROBM)
2024	0.00%	to	0.15%	124,940	16.17	to	23.81	2,770,247	0.48%	-1.69%	to	-1.54%
2023	0.00%	to	0.15%	130,321	16.45	to	24.19	2,929,328	0.50%	12.21%	to	12.38%
2022	0.00%	to	0.15%	71,000	14.66	to	21.52	1,503,721	0.24%	-9.28%	to	-9.14%
2021	0.00%	to	0.15%	101,189	16.16	to	23.69	2,375,385	0.52%	25.44%	to	25.63%
2020	0.00%	to	0.15%	279,114	12.88	to	18.86	5,250,023	0.57%	16.31%	to	16.49%
ProFunds - ProFund VP Banks (PROBNK)
2024	0.00%	to	0.15%	35,903	15.93	to	31.80	1,118,465	1.42%	22.06%	to	22.24%
2023	0.00%	to	0.15%	57,685	13.05	to	26.01	1,500,186	2.10%	10.22%	to	10.39%
2022	0.00%			42,776	23.57			1,008,023	0.63%	-19.88%
2021	0.00%			39,370	29.41			1,157,998	1.24%	34.09%
2020	0.00%	to	0.15%	55,721	11.06	to	21.94	1,207,206	1.27%	-15.34%	to	-15.21%
ProFunds - ProFund VP Bear (PROBR)
2024	0.00%	to	0.15%	405,070	1.12	to	3.35	607,165	6.65%	-13.84%	to	-13.71%
2023	0.00%	to	0.15%	989,179	1.29	to	3.89	1,522,561	0.18%	-15.40%	to	-15.27%
2022	0.00%	to	0.15%	1,803,128	1.53	to	4.60	2,800,095	0.00%	16.94%	to	17.11%
2021	0.00%	to	0.15%	134,563	1.30	to	3.94	186,188	0.00%	-24.74%	to	-24.63%
2020	0.00%	to	0.15%	376,028	1.73	to	5.23	656,412	0.32%	-25.73%	to	-25.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFunds - ProFund VP Consumer Staples (PROCG)
2024	0.00%	to	0.15%	48,918	15.51	to	33.62	1,514,530	1.00%	10.19%	to	10.36%
2023	0.00%	to	0.15%	82,955	14.08	to	30.47	1,964,725	0.12%	3.77%	to	3.92%
2022	0.00%	to	0.15%	99,007	13.56	to	29.32	2,308,487	0.03%	-24.81%	to	-24.70%
2021	0.00%	to	0.15%	253,353	18.04	to	38.93	9,077,988	0.15%	19.47%	to	19.65%
2020	0.00%	to	0.15%	81,684	15.10	to	32.54	2,592,696	0.57%	30.85%	to	31.05%
ProFunds - ProFund VP Consumer Discretionary (PROCS)
2024	0.00%	to	0.15%	108,564	21.34	to	54.23	5,702,055	0.00%	24.25%	to	24.44%
2023	0.00%	to	0.15%	90,252	17.18	to	43.58	3,790,384	0.00%	31.86%	to	32.05%
2022	0.00%	to	0.15%	45,038	13.03	to	33.00	1,363,292	0.00%	-31.63%	to	-31.53%
2021	0.00%	to	0.15%	71,103	19.06	to	48.20	3,244,667	0.00%	10.07%	to	10.23%
2020	0.00%	to	0.15%	75,386	17.31	to	43.73	3,132,353	0.00%	28.15%	to	28.34%
ProFunds - ProFund VP Europe 30 (PROE30)
2024	0.00%			28,563	18.72			534,565	2.05%	4.35%
2023	0.00%	to	0.15%	143,768	13.40	to	17.94	2,576,618	2.52%	17.29%	to	17.47%
2022	0.00%	to	0.15%	93,243	11.42	to	15.27	1,423,348	4.87%	-7.90%	to	-7.76%
2021	0.00%	to	0.15%	79,271	12.40	to	16.55	1,312,017	0.59%	24.34%	to	24.53%
2020	0.00%			49,364	13.29			656,173	2.02%	-9.23%
ProFunds - ProFund VP Emerging Markets (PROEM)
2024	0.00%	to	0.15%	316,610	11.95	to	13.13	3,765,873	1.23%	7.69%	to	7.85%
2023	0.00%	to	0.15%	412,140	11.08	to	12.19	4,573,888	2.16%	15.14%	to	15.31%
2022	0.00%	to	0.15%	366,038	9.61	to	10.59	3,514,800	0.62%	-16.32%	to	-16.19%
2021	0.00%	to	0.15%	266,379	11.46	to	12.65	3,056,364	0.00%	-18.14%	to	-18.01%
2020	0.00%			526,394	13.98			7,358,569	0.55%	26.72%
ProFunds - ProFund VP Financials (PROFIN)
2024	0.00%	to	0.15%	274,790	21.01	to	39.34	10,178,490	0.27%	28.25%	to	28.45%
2023	0.00%	to	0.15%	204,987	16.38	to	30.63	5,791,909	0.57%	13.71%	to	13.88%
2022	0.00%	to	0.15%	136,211	14.41	to	26.89	3,558,228	0.04%	-15.27%	to	-15.14%
2021	0.00%	to	0.15%	210,787	17.00	to	31.69	6,630,191	0.36%	29.91%	to	30.10%
2020	0.00%	to	0.15%	122,150	13.09	to	24.36	2,923,418	1.09%	-1.92%	to	-1.77%
ProFunds - ProFund VP Falling U.S. Dollar (PROFUD)
2024	0.00%	to	0.15%	33,226	5.95	to	8.25	200,096	5.98%	-5.27%	to	-5.12%
2023	0.00%	to	0.15%	140,948	6.27	to	8.70	886,760	0.00%	3.09%	to	3.25%
2022	0.00%	to	0.15%	34,566	6.07	to	8.44	212,665	0.00%	-8.90%	to	-8.76%
2021	0.00%	to	0.15%	25,430	6.66	to	9.27	172,995	0.00%	-8.17%	to	-8.03%
2020	0.00%			66,091	7.24			478,330	0.34%	4.80%
ProFunds - ProFund VP Government Money Market (PROGMM)
2024	0.00%	to	0.15%	280,355	10.99	to	11.13	3,112,733	4.23%	4.16%	to	4.31%
2023	0.00%	to	0.15%	301,210	10.55	to	10.67	3,213,631	4.03%	3.98%	to	4.13%
2022	0.00%	to	0.15%	383,230	10.14	to	10.25	3,926,414	1.01%	0.89%	to	1.04%
2021	0.00%	to	0.15%	424,245	10.06	to	10.14	4,301,950	0.01%	-0.14%	to	0.01%
2020	0.00%	to	0.15%	583,356	10.07	to	10.14	5,914,217	0.05%	-0.11%	to	0.04%
ProFunds - ProFund VP U.S. Government Plus (PROGVP)
2024	0.00%			14,561	11.14			162,182	3.36%	-12.83%
2023	0.00%	to	0.15%	135,605	7.80	to	12.78	1,678,663	4.76%	-0.11%	to	0.04%
2022	0.00%	to	0.15%	29,021	7.81	to	12.77	370,138	0.00%	-41.78%	to	-41.70%
2021	0.00%			61,156	21.91			1,339,700	0.00%	-7.08%
2020	0.00%			46,040	23.58			1,085,457	0.06%	20.69%
ProFunds - ProFund VP Health Care (PROHC)
2024	0.00%	to	0.15%	96,010	17.96	to	46.17	3,544,124	0.06%	0.66%	to	0.82%
2023	0.00%	to	0.15%	125,246	17.84	to	45.80	4,840,564	0.00%	0.67%	to	0.82%
2022	0.00%	to	0.15%	124,221	17.72	to	45.42	5,464,986	0.00%	-6.17%	to	-6.02%
2021	0.00%	to	0.15%	116,817	18.89	to	48.34	5,554,274	0.03%	21.36%	to	21.54%
2020	0.00%	to	0.15%	103,473	15.56	to	39.77	4,109,772	0.00%	14.27%	to	14.44%
ProFunds - ProFund VP Industrials (PROIND)
2024	0.00%	to	0.15%	158,584	19.92	to	43.60	6,263,993	0.18%	15.29%	to	15.47%
2023	0.00%	to	0.15%	157,490	17.27	to	37.76	5,358,130	0.00%	16.12%	to	16.30%
2022	0.00%	to	0.15%	135,223	14.88	to	32.47	4,365,112	0.00%	-15.73%	to	-15.60%
2021	0.00%	to	0.15%	170,970	17.65	to	38.47	6,560,941	0.00%	16.23%	to	16.40%
2020	0.00%	to	0.15%	134,177	15.19	to	33.05	4,157,196	0.17%	16.59%	to	16.76%
ProFunds - ProFund VP International (PROINT)
2024	0.00%			21,044	15.66			329,637	3.30%	0.88%
2023	0.00%			11,659	15.53			181,044	0.00%	15.55%
2022	0.00%			96,774	13.44			1,300,462	0.00%	-16.45%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	to	0.15%	42,161	12.62	to	16.08	674,397	0.00%	8.66%	to	8.82%
2020	0.00%			11,431	14.78			168,945	0.31%	4.90%
ProFunds - ProFund VP Japan (PROJP)
2024	0.00%	to	0.15%	62,486	21.90	to	33.19	2,069,826	2.15%	22.03%	to	22.22%
2023	0.00%			103,236	27.16			2,803,561	0.00%	34.51%
2022	0.00%	to	0.15%	24,034	13.36	to	20.19	485,029	0.00%	-10.06%	to	-9.92%
2021	0.00%			24,655	22.41			552,616	0.00%	3.89%
2020	0.00%			192,694	21.57			4,157,241	0.08%	15.93%
ProFunds - ProFund VP Large-Cap Growth (PROLCG)
2024	0.00%	to	0.15%	164,243	28.61	to	64.73	10,539,420	0.00%	33.58%	to	33.78%
2023	0.00%	to	0.15%	137,013	21.42	to	48.38	6,608,832	0.00%	27.67%	to	27.86%
2022	0.00%	to	0.15%	51,401	16.78	to	37.84	1,928,841	0.00%	-30.74%	to	-30.64%
2021	0.00%	to	0.15%	180,901	24.22	to	54.56	9,813,524	0.00%	29.67%	to	29.86%
2020	0.00%	to	0.15%	152,630	18.68	to	42.01	6,401,423	0.00%	30.73%	to	30.93%
ProFunds - ProFund VP Large-Cap Value (PROLCV)
2024	0.00%	to	0.15%	99,923	19.25	to	37.38	3,723,806	0.20%	10.25%	to	10.42%
2023	0.00%	to	0.15%	201,480	17.46	to	33.86	6,810,029	0.69%	19.91%	to	20.09%
2022	0.00%	to	0.15%	113,600	14.56	to	28.19	3,197,714	0.30%	-6.96%	to	-6.82%
2021	0.00%	to	0.15%	147,316	15.65	to	30.26	4,417,119	0.62%	22.74%	to	22.92%
2020	0.00%			42,947	24.61			1,057,078	0.24%	-0.06%
ProFunds - ProFund VP Mid-Cap (PROMC)
2024	0.00%	to	0.15%	38,902	16.87	to	34.32	1,330,941	4.93%	10.97%	to	11.14%
2023	0.00%	to	0.15%	24,509	15.20	to	30.88	753,051	0.00%	13.66%	to	13.83%
2022	0.00%	to	0.15%	23,148	13.38	to	27.13	612,316	0.00%	-15.04%	to	-14.92%
2021	0.00%	to	0.15%	66,484	15.74	to	31.88	2,114,835	0.00%	22.02%	to	22.21%
2020	0.00%	to	0.15%	80,827	12.90	to	26.09	2,104,716	0.47%	10.59%	to	10.76%
ProFunds - ProFund VP Mid-Cap Growth (PROMCG)
2024	0.00%			18,636	38.23			712,403	0.00%	13.89%
2023	0.00%	to	0.15%	70,223	15.62	to	33.56	2,343,154	0.00%	15.39%	to	15.56%
2022	0.00%			14,933	29.04			433,735	0.00%	-20.34%
2021	0.00%			23,591	36.46			860,172	0.00%	16.97%
2020	0.00%			105,349	31.17			3,284,064	0.00%	20.90%
ProFunds - ProFund VP Mid-Cap Value (PROMCV)
2024	0.00%	to	0.15%	26,329	17.26	to	35.36	897,158	0.24%	9.68%	to	9.85%
2023	0.00%	to	0.15%	67,908	15.73	to	32.19	2,156,934	0.26%	13.28%	to	13.45%
2022	0.00%	to	0.15%	75,592	13.89	to	28.37	2,137,253	0.18%	-8.59%	to	-8.45%
2021	0.00%	to	0.15%	133,016	15.19	to	30.99	3,978,999	0.31%	28.34%	to	28.53%
2020	0.00%	to	0.15%	33,113	11.84	to	24.11	734,332	0.49%	2.14%	to	2.30%
ProFunds - ProFund VP Nasdaq-100 (PRON)
2024	0.00%	to	0.15%	742,093	33.79	to	91.17	64,454,091	0.43%	23.24%	to	23.43%
2023	0.00%	to	0.15%	690,919	27.42	to	73.86	47,864,012	0.00%	51.95%	to	52.17%
2022	0.00%	to	0.15%	379,859	18.05	to	48.54	17,187,050	0.00%	-34.01%	to	-33.91%
2021	0.00%	to	0.15%	928,637	27.35	to	73.44	66,219,108	0.00%	24.62%	to	24.80%
2020	0.00%	to	0.15%	926,682	21.94	to	58.84	52,593,108	0.00%	45.35%	to	45.57%
ProFunds - ProFund VP Internet (PRONET)
2024	0.00%	to	0.15%	53,785	23.75	to	63.12	3,053,928	0.00%	29.15%	to	29.34%
2023	0.00%	to	0.15%	66,217	18.39	to	48.80	2,936,505	0.00%	49.63%	to	49.85%
2022	0.00%	to	0.15%	54,181	12.29	to	32.57	1,509,363	0.00%	-46.21%	to	-46.13%
2021	0.00%	to	0.15%	75,425	22.85	to	60.45	3,994,625	0.00%	5.14%	to	5.30%
2020	0.00%	to	0.15%	167,260	21.73	to	57.41	8,785,585	0.00%	50.60%	to	50.82%
ProFunds - ProFund VP Energy (PROOG)
2024	0.00%	to	0.15%	338,050	14.86	to	16.81	5,550,949	1.91%	3.61%	to	3.77%
2023	0.00%	to	0.15%	466,566	14.34	to	16.20	7,415,433	1.94%	-2.64%	to	-2.49%
2022	0.00%	to	0.15%	817,375	14.73	to	16.62	13,332,132	1.18%	59.19%	to	59.43%
2021	0.00%	to	0.15%	386,281	9.25	to	10.42	3,887,357	2.05%	51.70%	to	51.93%
2020	0.00%	to	0.15%	327,239	6.10	to	6.86	2,176,290	1.25%	-34.56%	to	-34.46%
ProFunds - ProFund VP Pharmaceuticals (PROPHR)
2024	0.00%	to	0.15%	44,196	12.60	to	28.54	1,059,630	0.00%	3.25%	to	3.41%
2023	0.00%	to	0.15%	19,213	12.20	to	27.60	518,510	0.49%	-5.63%	to	-5.49%
2022	0.00%	to	0.15%	48,626	12.93	to	29.20	1,299,020	0.09%	-6.27%	to	-6.13%
2021	0.00%	to	0.15%	84,006	13.79	to	31.11	2,484,203	0.13%	11.03%	to	11.20%
2020	0.00%	to	0.15%	73,084	12.42	to	27.98	1,940,182	0.06%	12.34%	to	12.51%
ProFunds - ProFund VP Precious Metals (PROPM)
2024	0.00%	to	0.15%	486,776	6.11	to	13.97	3,055,557	2.19%	6.42%	to	6.58%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%	to	0.15%	355,940	5.74	to	13.13	2,132,029	0.00%	1.33%	to	1.48%
2022	0.00%	to	0.15%	743,076	5.65	to	12.96	4,304,679	0.00%	-11.15%	to	-11.02%
2021	0.00%	to	0.15%	463,126	6.35	to	14.58	3,003,674	0.00%	-9.07%	to	-8.93%
2020	0.00%	to	0.15%	528,444	6.98	to	16.04	3,720,373	0.29%	23.92%	to	24.10%
ProFunds - ProFund VP Real Estate (PRORE)
2024	0.00%	to	0.15%	116,560	13.18	to	24.28	2,828,231	1.10%	3.39%	to	3.55%
2023	0.00%	to	0.15%	64,740	12.75	to	23.45	1,516,153	1.16%	9.57%	to	9.73%
2022	0.00%	to	0.15%	43,991	11.63	to	21.37	938,382	0.57%	-26.67%	to	-26.56%
2021	0.00%	to	0.15%	185,686	15.86	to	29.10	5,395,348	0.04%	36.87%	to	37.08%
2020	0.00%	to	0.15%	44,803	11.59	to	21.23	949,342	1.70%	-6.43%	to	-6.29%
ProFunds - ProFund VP Rising Rates Opportunity (PRORRO)
2024	0.00%	to	0.15%	463,973	4.18	to	10.86	1,951,468	5.19%	18.82%	to	19.00%
2023	0.00%	to	0.15%	402,375	3.51	to	9.14	1,416,955	0.14%	1.60%	to	1.75%
2022	0.00%	to	0.15%	1,454,164	3.45	to	9.00	5,068,960	0.00%	58.23%	to	58.47%
2021	0.00%	to	0.15%	556,979	2.18	to	5.69	1,234,698	0.00%	-0.22%	to	-0.07%
2020	0.00%	to	0.15%	260,007	2.18	to	5.70	570,770	1.16%	-26.81%	to	-26.70%
ProFunds - ProFund VP Small-Cap (PROSC)
2024	0.00%	to	0.15%	144,244	15.01	to	29.02	4,174,721	0.57%	9.29%	to	9.46%
2023	0.00%	to	0.15%	318,410	13.73	to	26.51	8,441,895	0.00%	14.74%	to	14.91%
2022	0.00%			207,307	23.07			4,783,240	0.00%	-21.85%
2021	0.00%			234,156	29.52			6,913,015	0.00%	12.88%
2020	0.00%			443,936	26.15			11,610,697	0.06%	17.06%
ProFunds - ProFund VP Small-Cap Growth (PROSCG)
2024	0.00%	to	0.15%	97,253	16.48	to	38.59	3,711,729	0.00%	7.63%	to	7.80%
2023	0.00%	to	0.15%	82,720	15.31	to	35.80	2,916,064	0.00%	15.02%	to	15.19%
2022	0.00%	to	0.15%	65,973	13.31	to	31.08	2,003,141	0.00%	-22.53%	to	-22.41%
2021	0.00%	to	0.15%	109,205	17.18	to	40.06	4,341,977	0.00%	20.46%	to	20.64%
2020	0.00%	to	0.15%	84,349	14.26	to	33.20	2,770,897	0.00%	17.21%	to	17.39%
ProFunds - ProFund VP Semiconductor (PROSCN)
2024	0.00%	to	0.15%	250,707	74.51	to	175.64	39,315,512	0.00%	70.48%	to	70.73%
2023	0.00%	to	0.15%	274,140	43.71	to	102.87	25,397,951	0.00%	93.38%	to	93.66%
2022	0.00%	to	0.15%	40,763	22.60	to	53.12	2,084,711	0.00%	-37.60%	to	-37.50%
2021	0.00%	to	0.15%	77,772	36.22	to	85.00	6,499,791	0.00%	48.27%	to	48.49%
2020	0.00%			82,970	57.24			4,749,279	0.41%	44.85%
ProFunds - ProFund VP Small-Cap Value (PROSCV)
2024	0.00%	to	0.15%	120,554	15.54	to	31.53	3,780,762	0.25%	5.71%	to	5.87%
2023	0.00%	to	0.15%	85,194	14.70	to	29.78	2,511,723	0.02%	12.77%	to	12.94%
2022	0.00%	to	0.15%	108,454	13.04	to	26.37	2,849,569	0.00%	-12.54%	to	-12.41%
2021	0.00%	to	0.15%	134,095	14.90	to	30.10	4,023,271	0.10%	28.36%	to	28.56%
2020	0.00%			142,021	23.42			3,325,617	0.03%	1.06%
ProFunds - ProFund VP Short Emerging Markets (PROSEM)
2024	0.00%			245	3.58			877	6.51%	-4.65%
2023	0.00%			639	3.75			2,399	0.44%	-11.78%
2022	0.00%	to	0.15%	214	4.26	to	5.92	912	0.00%	6.53%	to	6.69%
2021	0.00%	to	0.15%	26,950	3.99	to	5.55	107,902	0.00%	9.79%	to	9.96%
2020	0.00%	to	0.15%	7,514	3.63	to	5.06	27,746	0.04%	-31.86%	to	-31.76%
ProFunds - ProFund VP Short International (PROSIN)
2024	0.00%	to	0.15%	19,648	3.32	to	6.26	70,940	11.19%	3.34%	to	3.50%
2023	0.00%	to	0.15%	28,464	3.21	to	6.06	94,379	0.78%	-10.43%	to	-10.29%
2022	0.00%	to	0.15%	579,907	3.58	to	6.76	2,079,125	0.00%	12.28%	to	12.45%
2021	0.00%	to	0.15%	52,704	3.18	to	6.02	168,659	0.00%	-13.53%	to	-13.40%
2020	0.00%	to	0.15%	50,819	3.67	to	6.97	190,946	0.14%	-17.07%	to	-16.94%
ProFunds - ProFund VP Short Mid-Cap (PROSMC)
2024	0.00%			13,710	1.32			18,087	8.33%	-6.55%
2023	0.00%			14,549	1.41			20,540	0.42%	-9.35%
2022	0.00%	to	0.15%	615	1.56	to	4.76	958	0.00%	9.20%	to	9.37%
2021	0.00%			617	1.42			878	0.00%	-24.07%
2020	0.00%	to	0.15%	4,704	1.88	to	5.75	14,951	0.62%	-26.76%	to	-26.65%
ProFunds - ProFund VP Short Nasdaq-100 (PROSN)
2024	0.00%	to	0.15%	346,221	0.48	to	1.97	226,905	2.41%	-16.33%	to	-16.21%
2023	0.00%	to	0.15%	2,269,943	0.57	to	2.35	1,374,490	0.00%	-32.50%	to	-32.40%
2022	0.00%	to	0.15%	1,205,587	0.84	to	3.49	1,059,138	0.00%	34.86%	to	35.06%
2021	0.00%	to	0.15%	146,651	0.62	to	2.59	94,660	0.00%	-25.24%	to	-25.13%
2020	0.00%	to	0.15%	441,196	0.83	to	3.46	376,430	0.04%	-42.86%	to	-42.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFunds - ProFund VP Short Small-Cap (PROSSC)
2024	0.00%			1,235,971	1.22			1,512,048	11.50%	-6.51%
2023	0.00%	to	0.15%	464,088	1.31	to	4.51	610,436	0.12%	-11.01%	to	-10.88%
2022	0.00%	to	0.15%	775,818	1.47	to	5.07	1,139,107	0.00%	17.63%	to	17.81%
2021	0.00%			39,541	1.25			49,279	0.00%	-19.05%
2020	0.00%	to	0.15%	210,644	1.54	to	5.33	330,836	0.52%	-32.07%	to	-31.96%
ProFunds - ProFund VP Technology (PROTEC)
2024	0.00%	to	0.15%	91,541	38.84	to	90.37	7,707,973	0.00%	19.61%	to	19.80%
2023	0.00%	to	0.15%	130,574	32.47	to	75.44	8,979,083	0.00%	57.71%	to	57.95%
2022	0.00%	to	0.15%	89,574	20.59	to	47.76	4,205,605	0.00%	-35.82%	to	-35.72%
2021	0.00%	to	0.15%	124,255	32.08	to	74.30	8,831,880	0.00%	34.75%	to	34.96%
2020	0.00%	to	0.15%	123,317	23.81	to	55.06	6,433,663	0.00%	44.59%	to	44.80%
ProFunds - ProFund VP Communication Services (PROTEL)
2024	0.00%	to	0.15%	134,325	17.09	to	27.95	3,726,847	0.00%	32.44%	to	32.64%
2023	0.00%	to	0.15%	73,164	12.91	to	21.07	1,531,448	1.04%	31.62%	to	31.82%
2022	0.00%	to	0.15%	28,724	9.81	to	15.99	451,794	2.70%	-21.34%	to	-21.22%
2021	0.00%	to	0.15%	68,404	12.47	to	20.29	1,378,137	1.61%	18.24%	to	18.41%
2020	0.00%			39,023	17.14			668,710	1.84%	3.15%
ProFunds - ProFund VP UltraBull (PROUB)
2024	0.00%	to	0.15%	126,942	39.68	to	145.01	18,042,244	0.42%	41.80%	to	42.02%
2023	0.00%	to	0.15%	85,272	27.98	to	102.11	8,564,996	0.00%	45.02%	to	45.23%
2022	0.00%	to	0.15%	25,913	19.30	to	70.30	1,723,499	0.00%	-39.21%	to	-39.12%
2021	0.00%	to	0.15%	21,642	31.74	to	115.48	2,346,016	0.00%	57.90%	to	58.14%
2020	0.00%	to	0.15%	50,219	20.10	to	73.02	3,637,723	0.72%	19.65%	to	19.83%
ProFunds - ProFund VP UltraMid-Cap (PROUMC)
2024	0.00%			19,934	69.43			1,384,086	0.58%	17.02%
2023	0.00%	to	0.15%	13,867	16.25	to	59.33	822,460	0.00%	22.03%	to	22.21%
2022	0.00%			7,736	48.55			375,599	0.00%	-32.17%
2021	0.00%	to	0.15%	51,438	19.66	to	71.57	3,389,753	0.00%	46.45%	to	46.67%
2020	0.00%			22,576	48.80			1,101,686	0.23%	5.22%
ProFunds - ProFund VP UltraNasdaq-100 (PROUN)
2024	0.00%	to	0.15%	45,403	68.76	to	433.99	19,372,065	0.34%	41.20%	to	41.41%
2023	0.00%	to	0.15%	60,276	48.70	to	306.90	18,134,603	0.00%	115.14%	to	115.46%
2022	0.00%	to	0.15%	139,104	22.63	to	142.44	17,082,321	0.00%	-60.99%	to	-60.93%
2021	0.00%	to	0.15%	96,483	58.02	to	364.57	28,537,487	0.00%	52.28%	to	52.51%
2020	0.00%	to	0.15%	111,324	38.10	to	239.05	21,349,877	0.00%	86.02%	to	86.30%
ProFunds - ProFund VP UltraSmall-Cap (PROUSC)
2024	0.00%	to	0.15%	128,491	13.68	to	42.31	2,628,030	0.42%	10.53%	to	10.70%
2023	0.00%	to	0.15%	45,678	12.37	to	38.22	1,738,267	0.00%	22.25%	to	22.43%
2022	0.00%	to	0.15%	12,228	10.12	to	31.22	376,526	0.00%	-43.77%	to	-43.68%
2021	0.00%	to	0.15%	50,006	18.00	to	55.44	2,764,979	0.00%	23.12%	to	23.30%
2020	0.00%	to	0.15%	58,491	14.62	to	44.96	2,626,321	0.12%	16.21%	to	16.39%
ProFunds - ProFund VP UltraShort Nasdaq-100 (PROUSN)
2024	0.00%			20,569,394	0.02			318,579	4.97%	-33.81%
2023	0.00%	to	0.15%	21,640,549	0.02	to	0.35	515,067	0.00%	-57.55%	to	-57.49%
2022	0.00%	to	0.15%	69,468,669	0.06	to	0.83	3,869,239	0.00%	55.81%	to	56.05%
2021	0.00%	to	0.15%	9,320,143	0.04	to	0.53	346,695	0.00%	-42.80%	to	-42.72%
2020	0.00%	to	0.15%	1,221,710	0.06	to	0.93	107,352	0.38%	-71.50%	to	-71.46%
ProFunds - ProFund VP Utilities (PROUTL)
2024	0.00%	to	0.15%	317,039	16.26	to	33.35	9,829,803	1.38%	21.09%	to	21.28%
2023	0.00%	to	0.15%	196,624	13.43	to	27.50	4,846,728	1.24%	-8.73%	to	-8.59%
2022	0.00%	to	0.15%	266,866	14.71	to	30.09	7,701,622	1.05%	-0.40%	to	-0.25%
2021	0.00%	to	0.15%	171,018	14.77	to	30.16	5,078,193	1.55%	15.24%	to	15.41%
2020	0.00%	to	0.15%	115,962	12.82	to	26.14	2,976,453	1.20%	-2.55%	to	-2.40%
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB (PVAGIB)
2024	0.00%			140,749	11.91			1,676,251	8.79%	4.76%
2023	0.00%	to	0.15%	183,522	10.04	to	11.37	2,082,042	15.99%	5.12%	to	5.27%
2022	0.00%	to	0.15%	189,947	9.56	to	10.80	2,046,745	4.72%	-10.21%	to	-10.07%
2021	0.00%	to	0.15%	293,672	10.64	to	12.01	3,515,738	0.00%	-3.91%	to	-3.77%
2020	0.00%	to	0.15%	125,069	11.07	to	12.48	1,555,933	11.32%	-1.71%	to	-1.56%
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB (PVDIB)
2024	0.00%	to	0.15%	177,673	11.29	to	14.22	2,516,117	8.04%	5.60%	to	5.76%
2023	0.00%	to	0.15%	244,952	10.69	to	13.45	3,280,311	6.21%	4.66%	to	4.82%
2022	0.00%	to	0.15%	274,980	10.22	to	12.83	3,514,725	6.68%	-2.49%	to	-2.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	to	0.15%	333,133	10.48	to	13.14	4,360,275	0.79%	-7.09%	to	-6.95%
2020	0.00%	to	0.15%	372,571	11.28	to	14.12	5,232,039	6.63%	-1.05%	to	-0.90%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.00%	to	0.15%	1,325,750	24.10	to	53.57	68,016,635	0.85%	18.96%	to	19.14%
2023	0.00%	to	0.15%	822,637	20.26	to	44.96	35,772,625	1.59%	15.49%	to	15.67%
2022	0.00%	to	0.15%	571,554	17.54	to	38.87	21,305,926	1.50%	-3.28%	to	-3.13%
2021	0.00%	to	0.15%	549,026	18.14	to	40.13	20,987,468	1.20%	27.11%	to	27.30%
2020	0.00%	to	0.15%	462,479	14.27	to	31.52	14,178,697	1.56%	5.64%	to	5.80%
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB (PVHYB)
2024	0.00%			611,068	19.86			12,135,198	7.10%	7.86%
2023	0.00%	to	0.15%	801,422	12.33	to	18.41	14,755,571	3.50%	11.97%	to	12.13%
2022	0.00%			318,297	16.42			5,226,215	4.03%	-11.60%
2021	0.00%			476,323	18.57			8,847,430	3.56%	4.97%
2020	0.00%			686,005	17.69			12,138,287	1.24%	5.21%
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2024	0.00%	to	0.15%	388,664	10.60	to	14.02	5,446,488	5.43%	2.17%	to	2.32%
2023	0.00%	to	0.15%	408,973	10.38	to	13.71	5,601,310	5.95%	4.54%	to	4.69%
2022	0.00%	to	0.15%	490,315	9.93	to	13.09	6,396,822	5.38%	-13.94%	to	-13.81%
2021	0.00%	to	0.15%	533,916	11.54	to	15.19	8,074,188	1.59%	-4.73%	to	-4.59%
2020	0.00%	to	0.15%	858,112	12.11	to	15.92	13,630,353	3.92%	5.57%	to	5.73%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2024	0.00%	to	0.15%	501,436	18.09	to	18.22	9,120,382	2.23%	5.05%	to	5.21%
2023	0.00%	to	0.15%	356,459	17.22	to	17.32	6,167,871	1.32%	18.50%	to	18.68%
2022	0.00%	to	0.15%	194,800	14.53	to	14.59	2,841,668	1.98%	-6.95%	to	-6.81%
2021	0.00%	to	0.15%	81,968	15.62	to	15.66	1,283,192	2.53%	14.77%	to	14.94%
2020	0.00%	to	0.15%	32,505	13.61	to	13.62	442,755	0.00%	36.08%	to	36.22%	****
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.00%	to	0.15%	192,311	20.60	to	20.75	3,987,926	0.20%	22.84%	to	23.02%
2023	0.00%	to	0.15%	199,826	16.77	to	16.87	3,368,995	0.57%	25.92%	to	26.11%
2022	0.00%	to	0.15%	100,206	13.32	to	13.37	1,339,703	0.52%	-23.03%	to	-22.91%
2021	0.00%	to	0.15%	81,234	17.31	to	17.35	1,408,935	0.12%	23.35%	to	23.53%
2020	0.00%	to	0.15%	76,831	14.03	to	14.04	1,078,872	0.00%	40.30%	to	40.44%	****
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	0.00%	to	1.30%	144,692	19.09	to	46.68	5,752,263	0.00%	12.19%	to	13.67%
2023	0.00%	to	1.30%	157,500	16.82	to	41.61	5,297,288	0.00%	17.25%	to	18.78%
2022	0.00%	to	1.30%	151,983	14.18	to	35.48	4,187,746	0.00%	-23.44%	to	-22.43%
2021	0.00%	to	1.30%	230,078	18.31	to	46.35	8,257,578	0.00%	28.30%	to	29.98%
2020	0.00%	to	1.30%	184,680	14.11	to	36.12	5,174,935	0.00%	22.19%	to	23.79%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2024	0.00%	to	1.30%	310,523	16.39	to	50.54	11,709,779	1.19%	2.06%	to	3.40%
2023	0.00%	to	1.30%	337,587	15.88	to	49.52	12,420,392	0.94%	24.30%	to	25.93%
2022	0.00%	to	1.30%	276,807	12.63	to	39.84	8,009,713	0.41%	-10.37%	to	-9.20%
2021	0.00%	to	1.30%	268,766	13.93	to	44.45	8,649,655	1.52%	27.15%	to	28.82%
2020	0.00%	to	1.30%	320,271	10.83	to	34.96	8,144,801	1.05%	-8.35%	to	-7.15%
Russell Investment Funds - Global Real Estate Securities Fund (RLVGRE)
2024	0.00%			18,722	17.13			320,789	2.32%	1.42%
2023	0.00%			22,498	16.90			380,109	1.80%	10.55%
2022	0.00%			22,917	15.28			350,241	1.25%	-26.77%
2021	0.00%			23,601	20.87			492,535	4.87%	27.19%
2020	0.00%			23,654	16.41			388,102	1.52%	-5.18%
Russell Investment Funds - International Developed Markets Fund (RLVIDM)
2024	0.00%			7,771	17.51			136,095	2.96%	2.78%
2023	0.00%			7,772	17.04			132,444	1.30%	16.26%
2022	0.00%			8,492	14.66			124,470	0.00%	-13.04%
2021	0.00%			8,506	16.86			143,370	2.51%	12.66%
2020	0.00%			8,584	14.96			128,434	1.24%	5.08%
Russell Investment Funds - Balanced Strategy Fund (RLVLBS)
2024	0.00%			14,964	20.08			300,413	2.92%	9.48%
2023	0.00%			16,441	18.34			301,477	1.36%	14.52%
2022	0.00%			19,627	16.01			314,272	1.62%	-16.35%
2021	0.00%			34,114	19.14			653,030	4.73%	13.04%
2020	0.00%			34,294	16.93			580,742	1.16%	7.65%
Russell Investment Funds - Equity Growth Strategy Fund (RLVLEG)
2024	0.00%			3,753	24.17			90,713	2.31%	13.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.00%			3,753	21.37			80,211	0.61%	19.52%
2022	0.00%			5,842	17.88			104,456	1.22%	-17.68%
2021	0.00%			5,861	21.72			127,311	3.40%	19.61%
2020	0.00%			15,834	18.16			287,553	2.05%	8.26%
Russell Investment Funds - Moderate Strategy Fund (RLVLMS)
2023	0.00%			10,684	15.92			170,112	1.43%	11.32%
2022	0.00%			19,266	14.30			275,561	1.82%	-15.65%
2021	0.00%			19,317	16.96			327,554	4.24%	8.23%
2020	0.00%			19,364	15.67			303,382	2.16%	6.40%
Russell Investment Funds - Strategic Bond Fund (RLVSB)
2024	0.00%			16,122	12.76			205,746	4.75%	0.83%
2023	0.00%			18,213	12.66			230,521	2.91%	4.02%
2022	0.00%			18,220	12.17			221,711	2.43%	-14.28%
2021	0.00%			18,228	14.20			258,757	0.91%	-1.82%
2020	0.00%			18,236	14.46			263,658	1.82%	8.43%
Russell Investment Funds - U.S. Small Cap Equity Fund (RLVUSC)
2024	0.00%			1,253	28.93			36,254	1.63%	8.53%
2023	0.00%			1,253	26.66			33,405	0.69%	13.61%
2022	0.00%			1,253	23.46			29,404	0.19%	-15.96%
2021	0.00%			1,253	27.92			34,986	0.25%	25.79%
2020	0.00%			1,253	22.19			27,810	0.06%	12.70%
Russell Investment Funds - U.S. Strategic Equity Fund (RLVUSE)
2024	0.00%			7,133	44.49			317,334	0.94%	20.50%
2023	0.00%			7,133	36.92			263,340	0.79%	26.29%
2022	0.00%			7,133	29.23			208,518	0.60%	-20.86%
2021	0.00%			7,133	36.94			263,471	0.56%	20.40%
2020	0.00%			7,133	30.68			218,843	0.45%	23.84%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2024	0.00%	to	0.15%	1,611,717	29.81	to	79.69	118,982,538	0.00%	34.97%	to	35.17%
2023	0.00%	to	0.15%	1,726,851	22.09	to	58.95	95,710,647	0.00%	48.73%	to	48.96%
2022	0.00%	to	0.15%	1,548,012	14.85	to	39.58	57,277,577	0.00%	-38.75%	to	-38.66%
2021	0.00%	to	0.15%	1,724,897	24.25	to	64.52	105,049,526	0.00%	17.15%	to	17.33%
2020	0.00%	to	0.15%	1,958,205	20.70	to	54.99	101,707,968	0.00%	33.72%	to	33.92%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2024	0.00%	to	0.15%	620,096	18.66	to	36.20	22,089,728	1.61%	11.21%	to	11.38%
2023	0.00%	to	0.15%	687,575	16.78	to	32.50	22,119,916	1.89%	9.15%	to	9.31%
2022	0.00%	to	0.15%	712,124	15.37	to	29.73	20,675,407	1.67%	-3.73%	to	-3.59%
2021	0.00%	to	0.15%	747,501	15.97	to	30.84	22,824,474	1.38%	25.03%	to	25.22%
2020	0.00%	to	0.15%	695,356	12.77	to	24.63	17,009,210	2.09%	0.81%	to	0.96%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.00%	to	0.15%	344,476	18.94	to	85.20	25,035,215	0.00%	1.27%	to	1.42%
2023	0.00%	to	0.15%	384,068	18.70	to	84.01	27,162,088	0.00%	2.53%	to	2.68%
2022	0.00%	to	0.15%	434,220	18.24	to	81.82	30,154,478	0.00%	-12.82%	to	-12.69%
2021	0.00%	to	0.15%	475,294	20.92	to	93.70	37,191,151	0.00%	12.66%	to	12.83%
2020	0.00%	to	0.15%	485,895	18.57	to	83.05	35,726,370	0.00%	29.07%	to	29.27%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2024	0.00%	to	0.15%	1,349,160	11.33	to	14.03	18,757,149	3.96%	4.54%	to	4.70%
2023	0.00%	to	0.15%	1,232,211	10.84	to	13.40	16,378,293	3.06%	4.52%	to	4.68%
2022	0.00%	to	0.15%	1,320,207	10.37	to	12.80	16,716,687	1.71%	-4.92%	to	-4.78%
2021	0.00%	to	0.15%	1,367,360	10.91	to	13.45	18,134,829	1.07%	-0.28%	to	-0.13%
2020	0.00%	to	0.15%	1,117,482	10.94	to	13.46	14,934,576	1.69%	4.30%	to	4.46%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.00%	to	0.15%	232,842	12.24	to	12.27	2,855,891	0.00%	8.87%	to	9.04%
2023	0.00%			62,534	11.25			703,507	0.00%	12.50%		*	***
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2024	0.00%	to	0.15%	175,867	15.51	to	26.37	4,190,128	2.49%	-2.42%	to	-2.27%
2023	0.00%	to	1.30%	198,515	15.90	to	32.46	4,839,517	1.94%	19.26%	to	20.81%
2022	0.00%	to	1.30%	275,375	13.18	to	27.22	5,942,601	1.15%	14.61%	to	16.11%
2021	0.00%			141,208	19.24			2,716,702	0.69%	22.07%
2020	0.00%			40,153	15.76			632,850	1.86%	-2.39%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2024	0.00%	to	0.15%	611,517	13.75	to	16.26	8,335,488	2.88%	14.24%	to	14.41%
2023	0.00%	to	0.15%	756,390	12.01	to	14.24	9,133,566	0.00%	10.24%	to	10.41%
2022	0.00%	to	0.15%	503,216	10.88	to	12.91	5,504,861	0.00%	-13.49%	to	-13.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.00%	to	0.15%	573,020	12.56	to	14.93	7,212,945	10.99%	-14.14%	to	-14.01%
2020	0.00%	to	0.15%	737,199	14.60	to	17.38	10,808,449	3.05%	38.42%	to	38.62%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	0.00%	to	0.15%	141,769	12.33	to	17.21	2,434,108	8.26%	2.62%	to	2.77%
2023	0.00%	to	0.15%	137,430	12.02	to	16.74	2,282,501	4.78%	11.23%	to	11.40%
2022	0.00%	to	0.15%	127,912	10.80	to	15.03	1,910,453	4.96%	-7.07%	to	-6.93%
2021	0.00%	to	0.15%	81,993	11.62	to	16.15	1,311,113	4.92%	-4.20%	to	-4.05%
2020	0.00%	to	0.15%	113,237	12.13	to	16.83	1,899,193	7.26%	8.76%	to	8.92%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.00%	to	1.30%	496,321	10.85	to	28.84	13,139,730	1.56%	-0.11%	to	1.21%
2023	0.00%	to	1.30%	700,675	10.73	to	28.50	18,400,064	3.53%	8.36%	to	9.77%
2022	0.00%	to	1.30%	844,357	9.79	to	25.96	20,194,163	0.27%	-25.35%	to	-24.37%
2021	0.00%	to	1.30%	834,048	12.97	to	34.33	26,910,311	0.87%	-13.01%	to	-11.87%
2020	0.00%	to	1.30%	1,023,157	14.73	to	38.95	37,812,545	2.18%	15.73%	to	17.25%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.00%	to	1.30%	228,964	12.34	to	27.08	5,445,894	2.67%	-4.09%	to	-2.83%
2023	0.00%	to	1.30%	295,648	12.72	to	28.23	7,264,013	2.66%	-4.83%	to	-3.58%
2022	0.00%	to	1.30%	463,454	13.21	to	29.67	11,577,688	1.72%	7.00%	to	8.39%
2021	0.00%	to	1.30%	310,487	12.21	to	27.73	7,179,187	0.30%	17.38%	to	18.92%
2020	0.00%	to	1.30%	308,622	10.28	to	23.62	6,064,115	0.71%	17.57%	to	19.11%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2024	0.00%	to	0.50%	10,039,351	18.57	to	36.78	248,034,251	2.27%	14.23%	to	14.80%
2023	0.00%	to	0.50%	9,952,806	16.26	to	32.04	218,089,878	2.01%	13.76%	to	14.33%
2022	0.00%	to	0.50%	10,062,587	14.29	to	28.02	193,462,016	1.86%	-14.73%	to	-14.30%
2021	0.00%	to	0.50%	9,898,751	16.76	to	32.70	224,203,693	1.68%	18.42%	to	19.02%
2020	0.00%	to	0.50%	8,292,826	14.15	to	27.47	161,582,358	2.43%	10.13%	to	10.68%
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
2024	0.35%	to	0.50%	3,486,774	12.70	to	12.81	44,650,326	2.67%	6.95%	to	7.11%
2023	0.35%	to	0.50%	3,293,801	11.88	to	11.96	39,374,443	1.82%	11.95%	to	12.12%
2022	0.35%	to	0.50%	2,846,954	10.61	to	10.67	30,290,754	2.46%	-15.32%	to	-15.19%
2021	0.35%	to	0.50%	2,691,279	12.53	to	12.58	33,787,153	1.38%	5.46%	to	5.62%
2020	0.35%	to	0.50%	1,840,487	11.88	to	11.91	21,920,318	1.73%	11.17%	to	11.34%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2024	0.00%	to	0.50%	2,494,445	24.70	to	64.40	92,704,500	1.10%	12.84%	to	13.41%
2023	0.00%	to	0.50%	2,336,138	21.89	to	56.79	78,354,384	0.98%	27.35%	to	27.98%
2022	0.00%	to	0.50%	2,068,593	17.19	to	44.37	55,662,960	0.88%	-15.91%	to	-15.48%
2021	0.00%	to	0.50%	2,142,725	20.44	to	52.50	68,868,356	0.85%	20.94%	to	21.54%
2020	0.00%	to	0.50%	1,889,985	16.90	to	43.19	50,862,291	1.44%	16.89%	to	17.47%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2024	0.00%	to	0.50%	2,532,731	21.32	to	41.74	69,705,173	1.63%	14.31%	to	14.89%
2023	0.00%	to	0.50%	2,458,913	18.65	to	36.33	59,137,153	1.38%	19.53%	to	20.13%
2022	0.00%	to	0.50%	2,398,266	15.61	to	30.25	49,184,420	1.02%	-11.93%	to	-11.49%
2021	0.00%	to	0.50%	2,052,139	17.72	to	34.17	48,274,795	1.00%	29.82%	to	30.47%
2020	0.00%	to	0.50%	1,305,157	13.65	to	26.19	23,814,865	2.49%	11.22%	to	11.78%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.00%	to	0.50%	9,369,369	20.39	to	54.44	284,219,077	2.88%	14.54%	to	15.12%
2023	0.00%	to	0.50%	9,216,879	17.80	to	47.29	246,640,695	2.67%	7.56%	to	8.10%
2022	0.00%	to	0.50%	9,577,597	16.55	to	43.75	237,795,459	2.43%	-1.16%	to	-0.66%
2021	0.00%	to	0.50%	8,055,735	16.74	to	44.04	206,497,213	1.85%	24.70%	to	25.33%
2020	0.00%	to	0.50%	7,424,974	13.42	to	35.14	155,207,831	2.73%	2.73%	to	3.25%
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2024	0.00%	to	0.50%	14,906,701	26.76	to	57.78	565,387,957	1.28%	24.22%	to	24.84%
2023	0.00%	to	0.50%	15,051,866	21.55	to	46.28	460,873,732	1.38%	25.49%	to	26.11%
2022	0.00%	to	0.50%	15,374,880	17.17	to	36.70	375,808,574	1.33%	-18.64%	to	-18.23%
2021	0.00%	to	0.50%	14,527,512	21.10	to	44.88	436,908,827	1.17%	27.91%	to	28.55%
2020	0.00%	to	0.50%	13,056,868	16.50	to	34.91	310,383,095	1.61%	17.61%	to	18.20%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2024	0.00%	to	0.50%	4,857,667	31.57	to	81.10	216,750,521	0.27%	32.47%	to	33.14%
2023	0.00%	to	0.50%	4,574,646	23.83	to	60.92	154,465,538	0.23%	39.44%	to	40.13%
2022	0.00%	to	0.50%	4,367,836	17.09	to	43.47	105,602,155	0.00%	-33.70%	to	-33.37%
2021	0.00%	to	0.50%	4,114,601	25.78	to	65.24	150,087,121	0.03%	17.27%	to	17.86%
2020	0.00%	to	0.50%	3,734,665	21.98	to	55.35	117,412,454	0.30%	42.38%	to	43.09%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2024	0.35%	to	0.50%	2,684,909	10.11	to	10.20	27,363,789	2.68%	1.52%	to	1.68%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.35%	to	0.50%	2,312,557	9.96	to	10.03	23,180,262	1.87%	5.99%	to	6.15%
2022	0.35%	to	0.50%	2,280,583	9.40	to	9.45	21,536,873	2.88%	-13.56%	to	-13.43%
2021	0.35%	to	0.50%	2,754,130	10.87	to	10.91	30,051,516	1.37%	-2.33%	to	-2.18%
2020	0.35%	to	0.50%	1,282,306	11.13	to	11.16	14,304,673	1.43%	6.14%	to	6.30%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.00%	to	0.50%	59,499,064	10.45	to	15.29	703,120,330	2.69%	0.74%	to	1.24%
2023	0.00%	to	0.50%	50,381,850	10.37	to	15.11	591,248,462	2.38%	5.05%	to	5.58%
2022	0.00%	to	0.50%	43,939,465	9.87	to	14.31	489,676,583	2.05%	-13.65%	to	-13.21%
2021	0.00%	to	0.50%	44,612,933	11.43	to	16.49	575,974,912	1.94%	-2.21%	to	-1.72%
2020	0.00%	to	0.50%	33,864,136	11.69	to	16.77	450,567,799	2.24%	7.05%	to	7.58%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2024	0.00%	to	0.50%	4,853,051	13.20	to	23.92	78,551,734	5.31%	5.92%	to	6.45%
2023	0.00%	to	0.50%	4,380,791	12.47	to	22.47	66,834,123	4.98%	11.11%	to	11.67%
2022	0.00%	to	0.50%	4,641,710	11.22	to	20.12	63,887,402	4.72%	-9.81%	to	-9.36%
2021	0.00%	to	0.50%	4,757,537	12.44	to	22.20	73,580,408	4.11%	3.16%	to	3.68%
2020	0.00%	to	0.50%	4,389,871	12.06	to	21.42	65,918,041	4.73%	5.15%	to	5.67%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2024	0.00%	to	0.50%	8,459,848	18.10	to	25.38	177,059,477	1.21%	8.47%	to	9.01%
2023	0.00%	to	0.50%	9,239,209	16.69	to	23.28	178,272,801	1.48%	14.08%	to	14.65%
2022	0.00%	to	0.50%	9,139,018	14.63	to	20.30	155,031,779	1.31%	-30.47%	to	-30.12%
2021	0.00%	to	0.50%	8,859,048	21.03	to	29.06	215,578,073	0.27%	-2.03%	to	-1.54%
2020	0.00%	to	0.50%	8,790,190	21.47	to	29.51	219,025,913	1.25%	56.80%	to	57.58%
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2024	0.35%	to	0.50%	3,541,612	14.11	to	14.23	50,348,146	2.23%	9.77%	to	9.94%
2023	0.35%	to	0.50%	2,987,343	12.85	to	12.94	38,631,874	1.84%	14.97%	to	15.15%
2022	0.35%	to	0.50%	2,359,841	11.18	to	11.24	26,506,854	2.41%	-16.35%	to	-16.22%
2021	0.35%	to	0.50%	2,138,904	13.36	to	13.42	28,684,086	1.24%	9.52%	to	9.69%
2020	0.35%	to	0.50%	1,095,439	12.20	to	12.23	13,397,969	1.57%	13.20%	to	13.37%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.00%	to	0.50%	7,711,500	20.11	to	56.77	216,737,133	1.35%	14.50%	to	15.08%
2023	0.00%	to	0.50%	7,679,068	17.56	to	49.33	189,716,174	1.40%	15.25%	to	15.83%
2022	0.00%	to	0.50%	7,345,241	15.24	to	42.59	158,080,029	1.12%	-19.23%	to	-18.82%
2021	0.00%	to	0.50%	6,970,823	18.87	to	52.46	187,858,423	1.04%	23.74%	to	24.36%
2020	0.00%	to	0.50%	6,298,120	15.25	to	42.19	139,270,150	1.42%	17.48%	to	18.07%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2024	0.00%	to	0.50%	5,205,638	13.91	to	38.06	112,512,057	3.04%	4.22%	to	4.74%
2023	0.00%	to	0.50%	5,072,582	13.35	to	36.33	105,745,143	2.58%	11.14%	to	11.70%
2022	0.00%	to	0.50%	5,532,405	12.01	to	32.53	104,773,829	1.89%	-26.66%	to	-26.30%
2021	0.00%	to	0.50%	5,329,642	16.37	to	44.13	138,483,548	1.91%	39.51%	to	40.21%
2020	0.00%	to	0.50%	4,467,795	11.74	to	31.48	84,397,324	2.70%	-5.33%	to	-4.85%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2024	0.00%	to	0.50%	1,219,107	18.05	to	51.07	31,372,758	0.48%	10.82%	to	11.38%
2023	0.00%	to	0.50%	957,289	16.29	to	45.85	23,061,923	0.42%	19.05%	to	19.65%
2022	0.00%	to	0.50%	1,117,482	13.68	to	38.32	22,451,053	0.27%	-25.72%	to	-25.35%
2021	0.00%	to	0.50%	1,230,860	18.42	to	51.34	33,463,717	0.38%	13.65%	to	14.22%
2020	0.00%	to	0.50%	1,483,654	16.21	to	44.95	35,105,323	0.69%	22.57%	to	23.18%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2024	0.00%	to	0.50%	27,213,750	11.43	to	15.65	340,235,896	3.50%	4.37%	to	4.89%
2023	0.00%	to	0.50%	27,594,197	10.95	to	14.92	331,798,390	2.08%	5.63%	to	6.16%
2022	0.00%	to	0.50%	27,771,902	10.37	to	14.05	315,957,076	1.60%	-6.19%	to	-5.72%
2021	0.00%	to	0.50%	26,977,350	11.05	to	14.91	326,647,862	1.97%	-0.95%	to	-0.45%
2020	0.00%	to	0.50%	24,234,380	11.16	to	14.97	297,074,050	2.60%	4.97%	to	5.49%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2024	0.35%	to	0.50%	13,453,648	12.89	to	13.00	174,703,822	2.84%	4.53%	to	4.69%
2023	0.35%	to	0.50%	11,185,496	12.33	to	12.42	138,868,627	2.79%	14.97%	to	15.14%
2022	0.35%	to	0.50%	9,293,032	10.73	to	10.79	100,147,391	3.28%	-16.43%	to	-16.31%
2021	0.35%	to	0.50%	7,728,983	12.84	to	12.89	99,593,374	1.55%	7.99%	to	8.15%
2020	0.35%	to	0.50%	4,549,992	11.89	to	11.92	54,218,259	1.76%	10.63%	to	10.79%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2024	0.00%	to	0.50%	17,176,491	25.54	to	55.86	617,955,371	1.23%	23.09%	to	23.71%
2023	0.00%	to	0.50%	16,482,326	20.75	to	45.15	484,358,314	1.13%	25.32%	to	25.95%
2022	0.00%	to	0.50%	15,571,542	16.56	to	35.85	366,491,063	1.32%	-19.99%	to	-19.59%
2021	0.00%	to	0.50%	14,805,459	20.69	to	44.58	437,772,571	1.14%	25.01%	to	25.64%
2020	0.00%	to	0.50%	13,639,343	16.55	to	35.49	324,476,528	1.51%	19.95%	to	20.55%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
2024	0.00%			93,331	15.02			1,401,620	0.20%	-5.59%
2023	0.00%			96,563	15.91			1,536,077	0.10%	18.00%
2022	0.00%			104,783	13.48			1,412,553	0.00%	-18.61%
2021	0.00%			109,247	16.56			1,809,572	0.00%	8.32%
2020	0.00%			102,803	15.29			1,572,043	0.00%	23.64%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2024	0.00%	to	0.15%	344,023	16.19	to	30.01	10,195,253	2.15%	10.75%	to	10.92%
2023	0.00%	to	0.15%	204,794	14.62	to	27.05	5,486,437	2.16%	10.86%	to	11.03%
2022	0.00%	to	0.15%	227,285	13.18	to	24.37	5,481,921	0.79%	-26.20%	to	-26.09%
2021	0.00%	to	0.15%	348,489	17.86	to	32.97	11,166,341	0.87%	46.19%	to	46.41%
2020	0.00%	to	0.15%	254,534	12.22	to	22.52	5,644,941	1.24%	-1.70%	to	-1.55%
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
2024	0.00%	to	0.15%	600,080	12.28	to	16.71	9,963,808	5.57%	5.75%	to	5.91%
2023	0.00%	to	0.15%	627,159	11.61	to	15.78	9,841,620	4.69%	8.52%	to	8.69%
2022	0.00%	to	0.15%	655,035	10.70	to	14.52	9,485,793	3.20%	-9.66%	to	-9.52%
2021	0.00%	to	0.15%	741,385	11.84	to	16.05	11,841,001	2.74%	0.92%	to	1.07%
2020	0.00%	to	0.15%	936,210	11.73	to	15.88	14,855,133	4.02%	6.37%	to	6.53%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$538,081	$512,430
Stocks	9,991	12,393
Mortgage loans, net of allowance	984	1,802
Policy loans	3,831	4,286
Cash, cash equivalents and short-term investments	19,645	10,527

Total invested assets	$572,532	$541,438
Accrued investment income	5,773	5,349
Deferred federal income tax assets, net	9,561	9,697
Current federal income tax recoverable	-	10,734
Other assets	8,309	8,437
Separate account assets	12,061,568	10,358,818

Total admitted assets	$12,657,743	$10,934,473

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$258,023	$278,258
Funds withheld and other payables on reinsurance	114,593	119,633
Asset valuation reserve	5,029	4,009
Reinsurance in unauthorized company	9,218	9,928
Other liabilities	35,591	21,959
Separate account liabilities	12,061,568	10,358,818

Total liabilities	$12,484,022	$10,792,605

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	834	503
Additional paid-in capital	42,165	42,165
Unassigned surplus	125,713	94,191

Total capital and surplus	$173,721	$141,868

Total liabilities, capital and surplus	$12,657,743	$10,934,473

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2024	2023	2022

Revenues
Premiums and annuity considerations	$1,348,190	$901,655	$931,511
Net investment income	24,325	22,311	17,308
Policyholder fee income	26,482	23,241	23,179
Other revenues	2,150	1,854	2,053
Total revenues	$1,401,147	$949,061	$974,051

Benefits and expenses
Benefits to policyholders and beneficiaries	$926,596	$817,326	$676,536
Decrease in reserves for future policy benefits and claims	(13,935)	(9,017)	(6,685)
Net transfers to separate accounts	445,603	104,692	272,767
Decrease in funds withheld	5,901	4,944	5,926
Other expenses	2,384	4,428	6,270
Total benefits and expenses	$1,366,549	$922,373	$954,814

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$34,598	$26,688	$19,237
Federal income tax expense (benefit)	3,068	(9,917)	1,957

Income before net realized capital gains (losses) on investments	$31,530	$36,605	$17,280
Net realized capital gains (losses) on investments, net of federal income tax (benefit) expense of $(65), $(174) and $81 in 2024, 2023 and 2022, respectively, and excluding $(258), $(1,248) and $18 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	242	(935)	(52)
Net income	$31,772	$35,670	$17,228

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$5,009	$-	$42,165	$55,421	$102,595

Net income	-	-	-	17,228	17,228
Change in asset valuation reserve	-	-	-	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	-	-	-	(578)	(578)
Change in deferred income taxes	-	-	-	2,756	2,756
Change in nonadmitted assets	-	-	-	(2,923)	(2,923)
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670
Change in asset valuation reserve	-	-	-	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001
Change in deferred income taxes	-	-	-	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827
Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772
Change in asset valuation reserve	-	-	-	(1,020)	(1,020)
Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503
Change in deferred income taxes	-	-	-	1,377	1,377
Change in nonadmitted assets	-	-	-	(1,489)	(1,489)
Change in liability for reinsurance in unauthorized company	-	-	-	710	710
Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$1,348,190	$901,655	$931,511
Net investment income	22,898	21,055	15,582
Other revenue	27,212	24,983	24,197
Policy benefits and claims paid	(925,524)	(817,922)	(676,675)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,338)	(8,291)	(12,304)
Net transfers to separate accounts	(445,576)	(104,668)	(272,722)
Federal income taxes recovered (paid)	9,192	(122)	(1,092)
Net cash provided by operating activities	$28,054	$16,690	$8,497

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	$61,685	$43,820	$25,470
Mortgage loans	818	2,552	1,620
Other assets	-	2	-
Total Investment proceeds	$62,503	$46,374	$27,090
Cost of investments acquired:
Bonds and stocks	$(83,480)	$(111,362)	$(70,724)
Other assets	(2)	-	-
Total Investments acquired	$(83,482)	$(111,362)	$(70,724)
Net decrease in policy loans	$469	$295	$243
Net cash used in investing activities	$(20,510)	$(64,693)	$(43,391)

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(6,271)	$5,745	$17,139
Net change in borrowed money	-	-	(17,936)
Other cash provided (used)	7,845	585	(15,720)

Net cash provided by (used in) financing activities and miscellaneous sources	$1,574	$6,330	$(16,517)

Net increase (decrease) in cash, cash equivalents and short-term investments	$9,118	$(41,673)	$(51,411)
Cash, cash equivalents and short-term investments at beginning of year	10,527	52,200	103,611
Cash, cash equivalents and short-term investments at end of year	$19,645	$10,527	$52,200

Supplemental disclosure of non-cash activities
Exchange of bond investments	$2,004	$26,508	$-

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2024 and 2023, the Company has $834 and $503, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 22, 2025, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%

Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%

Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)

Total, net	$154,570	$2,581	$12,026,712	$12,183,863

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,189	$-	$2,189	0%
At book value less current surrender charge of 5% or more	158	-	-	158	0%
At fair value	-	-	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	-	-	278,734	3%
Not subject to discretionary withdrawal	14,906	-	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	-	-	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$-	$-	$133

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%

Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	-	44,915	58%

Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)

Total, net	$43,839	$32,182	$76,021

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$-	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$-	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	-	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	-	(1,103)

Total, net	$43,760	$28,094	$71,854

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%

Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)

Total, net	$59,614

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2024	2023

Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$185,754	$197,919
Supplemental contracts with life contingencies, net	12,655	14,454
Deposit-type contracts	59,614	65,885

Subtotal	$258,023	$278,258

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	12,061,475	10,358,723

Subtotal	$12,061,475	$10,358,723

Total annuity actuarial reserves and deposit fund liabilities, net	$12,319,498	$10,636,981

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account

(in thousands)	Account value	Cash value	Reserve

December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920

Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559

Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)

Total, net	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	4,773
Accidental death benefits	-	-	8
Disability - active lives	-	-	25
Disability - disabled lives	-	-	2,976
Miscellaneous reserves	-	-	1,688

Total, gross	$85,101	$149,223	$161,754
Less: Reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$12,061,568	$-	$10,358,818	$-
Total	$12,061,568	$-	$10,358,818	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$-	$1,350,060	$ 1,350,060
Reserves
For accounts with assets at:
Fair value	$2,581	$12,058,894	$ 12,061,475

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475
By withdrawal characteristics:
With market value adjustment	$2,581	$-	$ 2,581
At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$ 12,061,288
Not subject to discretionary withdrawal	-	187	187

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475

1   The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

December 31, 2023
Premiums, considerations or deposits	$-	$897,590	$ 897,590
Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$ 10,358,723

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723
By withdrawal characteristics:
With market value adjustment	$2,189	$-	$ 2,189
At fair value	-	10,356,191	10,356,191
Subtotal	$2,189	$10,356,191	$ 10,358,380
Not subject to discretionary withdrawal	-	343	343

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723

1	The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,350,060	$897,590	$ 934,121
Transfers from separate accounts	(903,226)	(795,025)	(661,634)
Net transfers to separate accounts	$446,834	$102,565	$ 272,487
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(978)	2,321	(4,557)
Other miscellaneous adjustments not included in the general account balance	(253)	(194)	4,837

Net transfers as reported in the statutory statements of operations	$445,603	$104,692	$ 272,767

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$7,833	$-	$434	$7,399
States, territories and possessions	993	-	139	854
Political subdivisions and special revenues	12,396	1	842	11,555
Industrial and miscellaneous	439,272	1,732	17,783	423,221
Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549
Common stocks unaffiliated	-	-	-	-
Preferred stocks unaffiliated	1,956	-	-	1,956
Total unaffiliated stocks[1]	$1,956	$-	$-	$1,956
Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

December 31, 2023
Bonds:
U.S. Government	$9,911	$-	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495
Total bonds	$512,430	$4,052	$23,123	$493,359
Common stocks unaffiliated	50	-	-	50
Preferred stocks unaffiliated	4,760	-	-	4,760
Total unaffiliated stocks[1]	$4,810	$-	$-	$4,810
Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

1	Excludes affiliated common stocks with a carrying value of $8,035 and $7,583 as of December 31, 2024 and 2023, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,271 and $10,241 as of December 31, 2024 and 2023, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$23,780	$23,645
Due after one year through five years	226,303	223,633
Due after five years through ten years	105,209	103,082
Due after ten years	105,202	92,669
Total bonds excluding loan-backed and structured securities	$460,494	$443,029
Loan-backed and structured securities	77,587	72,520
Total bonds	$538,081	$515,549

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$-	$-	$7,399	$434	$7,399	$434
States, Territories and Possessions	-	-	854	139	854	139
Political subdivisions and special revenues	2,237	63	7,717	779	9,954	842
Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783
Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

December 31, 2023
Bonds:
U.S. Government	$-	$-	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215
Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123
Preferred stocks unaffiliated	$-	$-	$789	$211	$789	$211
Total bonds and unaffiliated stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in thousands)	2024	December 31, 2023	2022
Bonds	$23,151	$19,917	$16,730
Preferred stocks	218	339	429
Common stocks	51	222	67
Mortgage loans	71	169	299
Policy loans	247	270	296
Other	1,124	1,867	273
Gross investment income	$24,862	$22,784	$18,094
Interest expense	-	-	(218)
Investment expenses	(537)	(473)	(568)
Net investment income	$24,325	$22,311	$17,308

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $5,773 and $5,349, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in thousands)	2024	December 31, 2023	2022
Gross gains on sales	$357	$38	$143
Gross losses on sales	(438)	(1,320)	(96)
Net realized capital (losses) gains on sales	$(81)	$(1,282)	$47
Other-than-temporary impairments	-	(1,075)	-
Total net realized capital (losses) gains	$(81)	$(2,357)	$47
Tax (benefit) expense on realized (losses) gains	(65)	(174)	81
Net realized capital losses, net of tax	$(16)	$(2,183)	$(34)
Less: Net realized (losses) gains transferred to the IMR	(258)	(1,248)	18
Net realized capital gains (losses), net of tax and transfers to the IMR	$242	$(935)	$(52)

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437, respectively. For the years ended 2023 and 2022, all gross realized gains and losses on sales were related to bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024
Assets
Preferred stocks unaffiliated	$-	$1,956	$-	$1,956
Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

December 31, 2023
Assets
Preferred stocks unaffiliated	$-	$4,760	$-	$4,760
Common stocks unaffiliated	-	50	-	50
Separate account assets	10,358,818	-	-	10,358,818
Assets at fair value	$10,358,818	$4,810	$-	$10,363,628
The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets
Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081
Mortgage loans, net of allowance	-	-	984	984	984
Policy loans	-	-	3,831	3,831	3,831
Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	-	-	1,802	1,802	1,802
Policy loans	-	-	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	-	10,527	10,527
Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in thousands)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

(in thousands)	Ordinary	December 31, 2023 Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	-	17,413
Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227
Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	Change
Adjusted gross deferred tax assets	$29,017	$27,337	$1,680
Total deferred tax liabilities	544	227	317
Net deferred tax assets	$28,473	$27,110	$1,363
Less: Tax effect of unrealized gains and losses			(14)
Change in deferred income tax			$1,377

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

			December 31, 2024
(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	-	$	-
Adjusted gross deferred tax assets expected to be realized[1]		9,561		-		9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		471		73		544
Admitted deferred tax assets	$	10,032	$	73	$	10,105

			December 31, 2023

(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	10	$	10
Adjusted gross deferred tax assets expected to be realized[1]		9,668		19		9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		169		58		227
Admitted deferred tax assets	$	9,837	$	87	$	9,924

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $24,624 and $19,826, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $164,159 and $132,171 as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,049% and 1,812% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

	December 31, 2023

	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2024		2023		Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$	295	$	406	$	(111)
Deferred acquisition costs		27,753		25,896		1,857
Net operating loss carry-forward		431		862		(431)
Tax credit carry-forward		403		-		403
Other		62		86		(24)
Subtotal	$	28,944	$	27,250	$	1,694
Nonadmitted	$	(18,912)	$	(17,413)	$	(1,499)
Admitted ordinary deferred tax assets	$	10,032	$	9,837	$	195
Capital:
Investments	$	73	$	87	$	(14)
Subtotal	$	73	$	87	$	(14)
Nonadmitted	$	-	$	-	$	-
Admitted capital deferred tax assets	$	73	$	87	$	(14)
Admitted deferred tax assets	$	10,105	$	9,924	$	181

Deferred tax liabilities
Ordinary:
Investments	$	(3)	$	(9)	$	6
Other		(35)		-		(35)
Subtotal	$	(38)	$	(9)	$	(29)
Capital:
Investments	$	(506)	$	(218)	$	(288)
Subtotal	$	(506)	$	(218)	$	(288)
Deferred tax liabilities	$	(544)	$	(227)	$	(317)
Net deferred tax assets	$	9,561	$	9,697	$	(136)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2024		2023		2022
Current income tax expense (benefit)	$	3,003	$	(10,091)	$	2,038
Change in deferred income tax (without tax on unrealized gains and losses)		(1,377)		6,435		(2,756)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

Income before income and capital gains (losses) taxes	$	34,775	$	25,579	$	19,266
Federal statutory tax rate		21%		21%		21%
Expected income tax expense at statutory tax rate	$	7,303	$	5,372	$	4,046
Decrease in actual tax reported resulting from:
Dividends received deduction		(3,372)		(6,645)		(1,827)
Amortization of interest maintenance reserve		(100)		(353)		(138)
Tax credits		(2,118)		(2,030)		(2,726)
Other		(87)		-		(73)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2024.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in thousands)	Amount		Origination	Expiration
Operating loss carry-forwards	$	2,053	2011	2025
Corporate alternative minimum tax credits	$	403	2024	N/A

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. The $1.0 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership, activity or excess stock as of December 31, 2024. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had no outstanding advances from the FHLB as of December 31, 2024 and 2023, respectively.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $150,047 and $179,035 as of December 31, 2024 and 2023, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $113,558 and $120,074 as of December 31, 2024 and 2023, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2024, 2023 and 2022, the Company’s operating expenses allocated under these agreements were $22,192, $21,696 and $21,366, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2024 and 2023 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $17,493 and $11,045 as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2024, 2023 and 2022 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $15,609 and $16,538 as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $13,968 and $13,451, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2024 was $168,712 and statutory net gain from operations before realized capital gains or losses for 2024 was $31,530. As of January 1, 2025, the Company had the ability to pay dividends of $31,530 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in thousands)

Column A		Column B		Column C		Column D
Type of investment	Cost		Fair Value		Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Bonds:
U.S. government and agencies	$	7,833	$	7,398	$	7,833
Obligations of states and political subdivisions		12,396		11,555		12,396
Foreign governments		993		855		993
Public utilities		57,758		55,651		57,758
All other corporate, mortgage-backed and asset-backed securities		459,101		440,090		459,101
Total bonds	$	538,081	$	515,549	$	538,081
Equity Securities:
Nonredeemable preferred stocks		2,000		1,956		1,956
Total stocks[1]	$	2,000	$	1,956	$	1,956
Mortgage loans		984				984
Cash, cash equivalents and short-term investments		19,645				19,645
Policy loans[2]		4,097				3,831
Total invested assets	$	564,807			$	564,497
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $8,035 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $266 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV   Reinsurance

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in thousands)

Column A		Column B		Column C		Column D		Column E	Column F
	Gross amount		Ceded to other companies		Assumed from other companies		Net amount		Percentage of amount assumed to net
2024
Life insurance in force	$	781,802	$	(781,802)	$	-	$	-	-
Life insurance premiums[1]	$	9,902	$	(9,902)	$	-	$	-	-

2023
Life insurance in force	$	862,903	$	(862,903)	$	-	$	-	-
Life insurance premiums[1]	$	10,457	$	(10,457)	$	-	$	-	-

2022
Life insurance in force	$	931,832	$	(931,832)	$	-	$	-	-
Life insurance premiums[1]	$	12,004	$	(12,004)	$	-	$	-	-

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.